As filed with the Securities and Exchange Commission on May 30, 2025
1933 Act Registration File No. 333-269217
1940 Act File No. 811-23850

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	14	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	15	[X]

ARISTOTLE FUNDS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

11100 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025
(Address of Principal Executive Offices) (Zip Code)
(310) 478-4005
(Registrant’s Telephone Number, Including Area Code)
Richard Schweitzer
c/o Aristotle Investment Services, LLC
11100 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025
(Name and Address of Agent for Service)

With a copy to

Elizabeth Reza, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on _________ pursuant to Rule 485(b).
X	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on _________ pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus dated [ ], 2025

TICKER SYMBOLS by Share Class
FUND	A	C	I	R6	I-2
Aristotle Core Bond Fund (formerly, Aristotle ESG Core Bond Fund)	N/A	N/A	PLEBX	N/A	PLEDX
Aristotle Core Equity Fund	ARALX	N/A	ARILX	N/A	AILLX
Aristotle Core Income Fund	PLIAX	PLNCX	PLIIX	N/A	PLIDX
Aristotle Floating Rate Income Fund	PLFLX	PLBCX	PLFRX	N/A	PLFDX
Aristotle Growth Equity Fund	ARAGX	N/A	ARIGX	N/A	AIGGX
Aristotle High Yield Bond Fund	PLAHX	PLCHX	PLHIX	N/A	PLHYX
Aristotle International Equity Fund	ARAFX	N/A	ARIFX	N/A	AIFFX
Aristotle Portfolio Optimization Aggressive Growth Fund	POEAX	POCEX	N/A	N/A	POEDX
Aristotle Portfolio Optimization Conservative Fund	POAAX	POACX	N/A	N/A	PLCDX
Aristotle Portfolio Optimization Growth Fund	PODAX	PODCX	N/A	N/A	PMADX
Aristotle Portfolio Optimization Moderate Conservative Fund	POBAX	POBCX	N/A	N/A	PMCDX
Aristotle Portfolio Optimization Moderate Fund	POCAX	POMCX	N/A	N/A	POMDX
Aristotle Short Duration Income Fund	PLADX	PLCSX	PLSDX	N/A	PLDSX
Aristotle Small Cap Equity Fund	ARABX	AISBX	ARIBX	ARRBX	AIBBX
Aristotle Small/Mid Cap Equity Fund	ARAHX	AISHX	ARIHX	N/A	AIHHX
Aristotle Strategic Income Fund	PLSTX	PLCNX	PLSRX	N/A	PLSFX
Aristotle Ultra Short Income Fund	PLUAX	N/A	PLUIX	N/A	PLUDX
Aristotle Value Equity Fund	ARAQX	N/A	ARIQX	ARRQX	AIQQX
Aristotle/Saul Global Equity Fund	ARAOX	N/A	ARIOX	N/A	AIOOX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Where To Go for More Information	back cover of this Prospectus

Appendix	back of this Prospectus

Aristotle Core Bond Fund (formerly, Aristotle ESG Core Bond Fund)
Investment Goal
Aristotle Core Bond Fund (the “Fund”) seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	I	I-2
Management Fee[1]	0.48%	0.48%
Other Expenses	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Less Fee Waiver[2]	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.35% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.13% of the average net assets of the class.

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.48% for all share classes (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period.
Share Class
	I	I-2
1 year	$[ ]	$[ ]
3 years	$[ ]	$[ ]
5 years	$[ ]	$[ ]
10 years	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
The Fund primarily invests in a broad range of investment grade debt securities, including corporate bonds, mortgage-related securities, asset-backed securities, debt securities issued by the U.S. government or its related agencies and U.S. dollar-denominated debt securities issued by developed foreign governments and corporations. Under normal circumstances, the Fund will invest at least 80% of its assets in debt securities. The Fund may invest up to 65% of its assets in corporate bonds. The Fund may invest up to 30% of its assets in U.S. dollar-denominated debt securities of developed foreign governments and corporations. For these purposes, the Fund defines investment grade securities as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the sub-adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above.
The Fund expects to maintain a weighted average duration within two years (plus or minus) of the Bloomberg US Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk. The duration of the Bloomberg US Aggregate Bond Index was [ ] years as of June 30, 2025.
The sub-adviser’s investment process for the Fund is based on the sub-adviser’s fundamental research process, which considerations are described below.
Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. As interest rates rise, the value of fixed income investments will generally decrease.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities, including collateralized loan obligation transactions (“CLOs”), are subject to certain risks affecting the housing market, the market for the assets underlying such securities or the issuers of such securities. These securities may also be subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk or credit risk (the risk that mortgage-related and other asset-backed securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages or debt obligations sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies, if applicable, are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund changed its investment strategies on February 17, 2025. Accordingly, any performance information for periods prior to February 17, 2025 is attributable to the Fund’s previous investment strategies. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds ESG Core Bond (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I return for the period 1/1/2025 through 6/30/2025: [—%]
Best and worst quarterly performance reflected within the bar chart: [Q4 2023: —%; Q1 2022: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	Since Inception
Class I (incepted December 14, 2020) (before taxes)	[ ]%	[ ]%
Class I (after taxes on distributions)	[ ]%	[ ]%
Class I (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%
Class I-2 (incepted December 14, 2020) (before taxes)	[ ]%	[ ]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date of December 14, 2020)[1]	[ ]%	[ ]%

[1]	The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Pacific Capital, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
David Weismiller, CFA, Senior Managing Director and Portfolio Manager	Since 2020
Ying Qiu, CFA, Managing Director and Portfolio Manager	Since 2020
Jeff Klingelhofer, CFA, Managing Director and Portfolio Manager	Since 2025

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Core Equity Fund
Investment Goal
Aristotle Core Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to the Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	I	I-2
Management Fee[1]	0.65%	0.65%	0.65%
Distribution (12b-1) and/or Service Fee	[ ]%	None	None
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Less Fee Waiver[2]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%
1The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.15% of the average net assets of the class.
2Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.65% for Class I and Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2026. Beginning August 1, 2026, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period.
Share Class
	A	I	I-2
1 year	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of its portfolio. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, depositary receipts, shares of publicly traded real estate investment trusts (“REITs”), exchange traded funds (“ETFs”) that invest primarily in equity securities, warrants and rights. The Fund’s investments in depositary receipts may include American, European, and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. Although the Fund may invest in companies of any market capitalization and from any country, the sub-adviser’s investment process typically focuses on the universe of U.S. companies with market capitalizations in excess of $2 billion at initial investment.
In pursuing the Fund’s investment goal, the sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser seeks to identify companies that it believes are positioned to benefit from one or more of the following: (i) shifts in industry spending, government spending and consumer trends; (ii) gains in market share from innovative products and strong intellectual property; and (iii) cyclical trends in the industry in which they operate and capable management that can take advantage of those trends. The investment process and allocation decisions result in a portfolio that blends both value and growth characteristics. At times, the Fund’s assets may be invested in securities of relatively few industries or sectors.
The broad-based market index and the performance measurement benchmark for the Fund is the S&P 500® Index. However, the sub-adviser is not constrained by the composition of the index in selecting investments for the Fund.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a U.S. REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
•Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.
•Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
•Information Technology Sector Risk: Information Technology companies face numerous risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign investment risk.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below for periods prior to October 23, 2023 is the performance of the Aristotle Core Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2023. The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through October 22, 2023 and the performance of the Fund’s Class I-2 shares from October 23, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I-2 return for the period 1/1/2025 through 6/30/2025:[ —%]
Best and worst quarterly performance reflected within the bar chart: [Q2 2020: —%; Q2 2022: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	Since Inception
Class I-2 (incepted March 31, 2017) (before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class I-2 (after taxes on distributions and Sales of Fund shares)	[ ]%	[ ]%	[ ]%
Class A (incepted October 25, 2023) (before taxes)	[ ]%	[ ]%	[ ]%
Class I (incepted October 20, 2023) (before taxes)	[ ]%	[ ]%	[ ]%
S&P 500® Index (reflects no deductions for fees, expenses or taxes) (based on March 31, 2017 the inception date of the Predecessor Fund)[1]	[ ]%	[ ]%	[ ]%
1 The broad-based market index and the performance measurement benchmark for the Fund is the S&P 500® Index.
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Atlantic Partners, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Owen Fitzpatrick, CFA, Principal, Managing Director and Lead Portfolio Manager	Since 2017
Thomas M. Hynes, Jr., CFA, Principal, Managing Director and Portfolio Manager	Since 2017
Brendan O’Neill, CFA, Principal, Director and Portfolio Manager	Since 2017

Purchase and Sale of Fund Shares and Tax Information – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Core Income Fund
Investment Goal
Aristotle Core Income Fund (the “Fund”) seeks a high level of current income; capital appreciation is of secondary importance.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I	I-2
Management Fee[1]	0.60%	0.60%	0.45%	0.55%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Other Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Less Fee Waiver[2]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%	[ ]%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.40% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A and Class C, 0.05% for Class I and 0.15% for Class I-2 of the average net assets of the class.

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.85% for Class A, 1.60% for Class C, 0.45% for Class I, and 0.55% for Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 60% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. For these purposes, the Fund defines investment grade securities as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the sub-adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above. The Fund may invest up to 35% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt instruments in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities in developed markets.
The Fund expects to maintain a weighted average duration within two years (plus or minus) of the Bloomberg US Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to
Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk. The duration of the Bloomberg US Aggregate Bond Index was [ ] years as of June 30, 2025.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. As interest rates rise, the value of fixed income investments will generally decrease.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. Prices of below investment grade loans are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-
friendly characteristics and offer less protections for investors than covenant loans.
It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan, and an issuer’s long-term ability to make payments on below investment grade loans is considered speculative. Investments in junior loans involve a higher degree of overall risk..
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities, including collateralized loan obligation transactions (“CLOs”), are subject to certain risks affecting the housing market, the market for the assets underlying such securities or the issuers of such securities. These securities may also be subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk or credit risk (the risk that mortgage-related and other asset-backed securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages or debt obligations sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies, if applicable, are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Core Income (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I return for the period 1/1/2025 through 6/30/2025:[ —%]
Best and worst quarterly performance reflected within the bar chart:[ Q2 2020:  —%; Q2 2022: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	10 years
Class I (incepted December 31, 2010) (before taxes)	[ ]%	[ ]%	[ ]%
Class I (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class I (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%	[ ]%
Class A (incepted December 31, 2010) (before taxes)	[ ]%	[ ]%	[ ]%
Class C (incepted June 30, 2011) (before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (incepted June 29, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
1 The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Pacific Capital, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
David Weismiller, CFA, Senior Managing Director and Portfolio Manager	Since 2010
Michael Marzouk, CFA, Senior Managing Director and Portfolio Manager	Since 2016
Brian M. Robertson, CFA, Senior Managing Director and Portfolio Manager	Since 2016
Ying Qiu, CFA, Managing Director and Portfolio Manager	Since 2021

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Floating Rate Income Fund
Investment Goal
Aristotle Floating Rate Income Fund (the “Fund”) seeks a high level of current income.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I	I-2
Management Fee[1]	0.75%	0.75%	0.67%	0.75%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Other Expenses[2]	[ ]%	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses[3]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Less Fee Waiver[4]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%	[ ]%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.55% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A, Class C and Class I-2 and 0.12% for Class I of the average net assets of the class.

[2]		“Other Expenses” include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Aristotle Investment Services, LLC.
[3]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.

[4]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.02% for Class A, 1.77% for Class C, 0.72% for Class I and 0.77% for Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver and the fee waiver (expense limitation) which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
This Fund invests principally in income producing floating rate loans and floating rate debt securities. Under normal circumstances, this Fund invests at least 80% of its assets in floating rate loans and floating rate debt securities. Floating rate loans and floating rate debt securities are those with interest rates which float, adjust, or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Floating rate loans and floating rate debt securities in which the Fund invests consist of senior secured and unsecured floating rate loans, secured and unsecured second lien floating rate loans, and floating rate debt securities of domestic and foreign issuers. Senior floating rate loans and some floating rate debt securities are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. Second lien loans are generally second in line in terms of repayment priority with respect to the pledged collateral. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Generally, secured floating rate loans are secured by specific assets of the borrower.
Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent of the lender or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.
The Fund is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are at the time of investment rated non-investment grade or, if unrated, are of comparable quality as determined by the sub-adviser. The Fund may invest up to 20% of its assets in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.
The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign investments, principally in developed markets.
Fundamental Research Process. Individual investment selection is based on the sub-adviser’s fundamental research process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. Prices of below investment grade loans are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans.
It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan, and an issuer’s long-term ability to make payments on below investment grade loans is considered speculative. Investments in junior loans involve a higher degree of overall risk.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. As interest rates rise, the value of fixed income investments will generally decrease.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Further, the lack of an established secondary market for floating rate loans may make it more difficult to value illiquid loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and more focused benchmarks. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Floating Rate Income (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I return for the period 1/1/2025 through 6/30/2025:[ —%]
Best and worst quarterly performance reflected within the bar chart: [Q2 2020:  —%; Q1 2020: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	10 years
Class I (incepted June 30, 2011) (before taxes)	[ ]%	[ ]%	[ ]%
Class I (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class I (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%	[ ]%
Class A (incepted December 30, 2011) (before taxes)	[ ]%	[ ]%	[ ]%
Class C (incepted December 30, 2011) (before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (incepted June 29, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
Morningstar LSTA US Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
S&P UBS Leverage Loan Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
1 Effective July 29, 2024, the Fund’s primary benchmark index changed to the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Morningstar LSTA US Leveraged Loan Index for the purpose of performance measurement. Previously, the Fund was benchmarked to the Credit Suisse Leveraged Loan Index (now the S&P UBS Leveraged Loan Index) for the purpose of performance measurement. The Fund changed its performance measurement index to the Morningstar LSTA US Leveraged Loan Index because the sub-adviser believed it better represents the universe of securities in which the Fund invests.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Pacific Capital, LLC The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
J.P. Leasure, Senior Managing Director and Portfolio Manager	Since 2011
Michael Marzouk, CFA, Senior Managing Director and Portfolio Manager	Since 2011
C. Robert Boyd, Senior Managing Director and Portfolio Manager	Since 2025
Tommy Zhang, CFA, Senior Research Analyst and Portfolio Manager	Since 2025

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Growth Equity Fund
Investment Goal
Aristotle Growth Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to the Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	I	I-2
Management Fee[1]	0.70%	0.70%	0.70%
Distribution (12b-1) and/or Service Fee	0.25%	None	None
Other Expenses	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Less Fee Waiver[2]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.55% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.15% of the average net assets of the class

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.70% for Class I (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period.
Share Class
	A	I	I-2
1 year	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities. The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, depositary receipts, shares of publicly traded real estate investment trusts (“REITs”), warrants and rights. The Fund’s investments in depositary receipts may include American, European and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. Although the Fund may invest in companies of any market capitalization and from any country, the sub-adviser’s investment process typically focuses on the universe of U.S. companies with market capitalizations in excess of $2 billion at initial investment.
In pursuing the Fund’s investment goal, the Fund’s sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser seeks to identify companies that it believes are positioned to benefit from one or more of the following: (i) shifts in industry spending, government spending and consumer trends; (ii) gains in market share from innovative products and strong intellectual property; and (iii) cyclical trends in the industry in which they operate and capable management that can take advantage of those trends. The Fund is typically composed of companies that, in the aggregate, result in a portfolio that displays growth characteristics. At times, the Fund’s assets may be invested in securities of relatively few industries or sectors.
The Fund is benchmarked to the Russell 1000® Growth Index for performance measurement purposes. However, the sub-adviser is not constrained by the composition of the Russell 1000® Growth Index in selecting investments for the Fund.
The Fund is a non-diversified investment company.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Non-Diversification Risk: As a “non-diversified” mutual fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund shares may be more volatile than the values of shares of more diversified funds.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a U.S. REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

•Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Information Technology Sector Risk: Information Technology companies face numerous risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign investment risk.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of PF Growth Fund (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, and guidelines that were different compared to those of the Fund, and investment restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class P shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
MFS Investment Management served as the sub-adviser to the Predecessor Fund from May 1, 2013, up to the date of the Reorganization. Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”) serves as sub-adviser for the Fund. Aristotle Atlantic employs a different investment approach than the Predecessor Fund’s sub-adviser and the Fund’s principal investment strategies are different than the Predecessor Fund. If the Fund’s current sub-adviser and strategies had been in place for prior periods, the performance information shown below would have been different.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).
For periods prior to April 17, 2023, the bar chart and performance figures below reflect the historical performance of the Predecessor Fund’s Class P shares. The performance figures for periods prior to April 17, 2023 have not been adjusted to reflect fees and expenses of Class A shares, Class I shares and Class I-2 shares of the Fund, respectively. If these returns had been adjusted, then performance for the share classes would be different than the returns shown below due to differences in their fee and expense structures.

Calendar Year Total Returns (%)
Class I return for the period 1/1/2025 through 6/30/2025:[ —%]
Best and worst quarterly performance reflected within the bar chart: [Q2 2020: —%; Q2 2022: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	10 years
Class I (incepted July 1, 2010) (before taxes)	[ ]%	[ ]%	[ ]%
Class I (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class I (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%	[ ]%
Class A (incepted November 29, 2023) (before taxes)	[ ]%	[ ]%	[ ]%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
1 The broad-based market index for the Fund is the S&P 500® Index. The Fund is also benchmarked to the Russell 1000® Growth Index for the purpose of performance measurement.
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Atlantic Partners, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Owen Fitzpatrick, CFA, Principal, Managing Director and Lead Portfolio Manager	Since 2023
Thomas M. Hynes, Jr., CFA, Principal, Managing Director and Portfolio Manager	Since 2023
Brendan O’Neill, CFA, Principal, Director and Portfolio Manager	Since 2023

Purchase and Sale of Fund Shares and Tax Information – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle High Yield Bond Fund
Investment Goal
Aristotle High Yield Bond Fund (the “Fund”) seeks a high level of current income.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I	I-2
Management Fee[1]	0.70%	0.70%	0.55%	0.65%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Other Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses[2]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Less Fee Waiver[3]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%	[ ]%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A and Class C, 0.05% for Class I and 0.15% for Class I-2 of the average net assets of the class.

[2]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.

[3]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.95% for Class A, 1.70% for Class C, 0.55% for Class I and 0.65% for Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. The Fund invests principally in instruments that have intermediate to long terms to maturity. Debt instruments in which the Fund invests focus on corporate bonds and notes, but may also include floating rate loans, and may also be of foreign issuers that are denominated in U.S. dollars.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Further, the lack of an established secondary market for floating rate loans may make it more difficult to value illiquid loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. Prices of below investment grade loans are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans.
It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan, and an issuer’s long-term ability to make payments on below investment grade loans is considered speculative. Investments in junior loans involve a higher degree of overall risk..
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. As interest rates rise, the value of fixed income investments will generally decrease.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of

Pacific Funds High Income (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I return for the period 1/1/2025 through 6/30/2025:[ —%]
Best and worst quarterly performance reflected within the bar chart: [Q2 2020:  —%; Q1 2020: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	10 years
Class I (incepted December 19, 2011) (before taxes)	[ ]%	[ ]%	[ ]%
Class I (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class I (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%	[ ]%
Class A (incepted June 29, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
Class C (incepted June 29, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (incepted June 29, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
Bloomberg US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
1 The broad-based market index for the Fund is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Bloomberg US High-Yield 2% Issuer Capped Bond Index for the purpose of performance measurement.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management

Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Pacific Capital, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Brian M. Robertson, CFA, Senior Managing Director and Portfolio Manager	Since 2011
John Brueggemann, Senior Research Analyst and Portfolio Manager	Since 2023

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle International Equity Fund
Investment Goal
Aristotle International Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to the Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	I	I-2
Management Fee[1]	0.78%	0.78%	0.78%
Distribution (12b-1) and/or Service Fee	0.25%	None	None
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Less Fee Waiver[2]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%
1The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.60% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.18% of the average net assets of the class.
2Aristotle Investment Services, LLC has contractually agreed, through July 31, 2026, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.78% for Class I and Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2026. Beginning August 1, 2026, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period.
Share Class
	A	I	I-2
1 year	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of its portfolio. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in publicly traded equity securities or depositary receipts of companies organized, headquartered, or doing a substantial amount of business outside of the United States. The Fund’s sub-adviser considers a company that has at least 50% of its assets located outside the United States or derives at least 50% of its revenue from business outside the United States as doing a substantial amount of business outside the United States. The Fund generally invests in securities of companies located in different regions and in at least three different countries. The Fund intends to invest no more than 20% of its total assets in companies organized, headquartered or doing a substantial amount of business in emerging market countries under normal market conditions.
The Fund’s investments in equity securities may include common stocks, preferred stocks, exchange traded funds (“ETFs”) that invest primarily in equity securities, warrants and rights. The Fund’s investments in depositary receipts may include American, European, and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. ETFs in which the Fund invests are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. The Fund may invest in companies of any market capitalization.
In pursuing the Fund’s investment goal, the sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality companies by focusing on the following attributes: attractive business fundamentals, strong financials, experienced, motivated company management, and high and/or consistently improving market position, return on invested capital or operating margins.
The Fund is benchmarked to the MSCI Europe, Australasia and Far East (“EAFE”) Index (net) and the MSCI ACWI ex USA Index (net) for the purpose of performance measurement. However, the sub-adviser is not constrained by the composition of either index in selecting investments for the Fund.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.
•Geographic Risk Related to Europe: Europe includes both developed and emerging markets. Most Western European countries are members of the European Union (the “EU”), which imposes restrictions on inflation rates, deficits, and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, recessions among European countries and acts of war in the region may have a significant adverse effect on the economies of other European countries, including those of Eastern Europe. In particular, the extent and duration of Russia’s invasion of Ukraine, the resulting sanctions on Russia, the subsequent impact on global markets and trade remain unknown but could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to October 23, 2023 is the performance of the Predecessor Fund as a result of Aristotle International Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2023. The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through October 22, 2023 and the performance of the Fund’s Class I-2 shares from October 23, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I-2 return for the period 1/1/2025 through 6/30/2025:[ —%]

Best and worst quarterly performance reflected within the bar chart: [Q4 2020: —%; Q1 2020: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	Since Inception
Class I-2 (incepted March 31, 2014) (before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class I-2 (after taxes on distributions and Sales of Fund shares)	[ ]%	[ ]%	[ ]%
Class A (incepted [ ]) (before taxes)	[ ]%	[ ]%	[ ]%
Class I (incepted [ ]) (before taxes)	[ ]%	[ ]%	[ ]%
MSCI All Country World (“ACWI”) ex USA Index (net) (reflects no deductions for fees, expenses or taxes) (based on March 31, 2014, inception date of the Predecessor Fund)[1]	[ ]%	[ ]%	[ ]%
MSCI Europe, Australia and Far East (“EAFE”) Index (net) (reflects no deductions for fees, expenses or taxes) (based on March 31, 2014, inception date of the Predecessor Fund)[1]	[ ]%	[ ]%	[ ]%
1 The broad-based market index for the Fund is the MSCI ACWI ex USA Index (net). The Fund is also benchmarked to the MSCI EAFE Index (net) for the purpose of performance measurement.
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Capital Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Howard Gleicher, CFA, Chief Executive Officer and Chief Investment Officer	Since 2015
Geoffrey S. Stewart, CFA, Principal and Portfolio Manager	Since 2014
Sean M. Thorpe, Principal and Portfolio Manager	Since 2014

Purchase and Sale of Fund Shares and Tax Information – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Portfolio Optimization Aggressive Growth Fund
Investment Goal
Aristotle Portfolio Optimization Aggressive Growth Fund (the “Fund”) seeks high, long-term capital appreciation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I-2
Management Fee[1]	0.45%	0.45%	0.45%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None
Acquired Fund Fees and Expenses[2]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Less Fee Waiver[3]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.
[3]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.26% for Class A, 2.01% for Class C, and 1.01% for Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I-2
1 year	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I-2
1 year	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in unaffiliated exchange-traded funds (“ETFs”) and in other funds organized as series of the Trust (collectively, the “Underlying Funds”), does not pay transaction costs, such as commissions, when it buys and sells shares of Underlying Funds (or “turns over” its holdings); however, a higher portfolio turnover rate, which reflects a greater number of shares of Underlying Funds being bought or sold, may result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. An Underlying Fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a greater number of securities being bought or sold, may indicate higher transaction costs, and may result in higher taxes to Fund shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and Underlying Funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index. The allocation of the Fund’s assets between underlying funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in underlying funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
0-15%	85-100%

The sub-adviser manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both equity and debt asset classes. The equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The debt asset class also includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.
The sub-adviser then determines the amount of the Fund’s assets to invest in each underlying fund in order to obtain the asset class exposures designated by the Model for the Fund.
The sub-adviser may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, or the allocations to the underlying funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its underlying fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management—The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the underlying funds that invest primarily in debt instruments include investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; high yield/high risk bonds; and floating rate loans.
Investments of the underlying funds that invest primarily in equity instruments include growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks. Underlying funds that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to replicate the performance of the benchmark index through index sampling.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single underlying fund. The sub-adviser has sole discretion in selecting the underlying funds for investment and may adjust the Fund’s allocations to the underlying funds, and add or remove underlying funds, as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to equity securities risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk, and ETF Risk. The Fund is also subject to the risks of the Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Underlying Funds. The principal risks to the Fund from these Underlying Fund investments are described below.
•Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by the sub-adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and the sub-adviser's assumptions about asset classes and Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Underlying Funds’ performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in proportion to the
Fund’s allocation to those Underlying Funds. To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it may be more susceptible to risks associated with that fund and its investments.
•Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. For example, an Underlying Fund managed by an affiliate of the sub-adviser or the investment adviser or that provides greater profitability than another Underlying Fund may create an incentive for the sub-adviser to use that fund as an Underlying Fund. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Principal Risks from Holdings in Underlying Funds
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
•Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, an Underlying Fund will lose any amount paid for the warrant or right.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments denominated in or with exposure to that foreign currency.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include American, European and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.
•Information Technology Sector Risk: Information Technology companies face numerous risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign investment risk.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an Underlying Fund’s performance.
•Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
•Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
•Underlying Fund Risk: Because an Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Underlying Fund and its remaining shareholders, both of which could negatively impact performance.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a U.S. REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
•Non-Diversification Risk: As a “non-diversified” mutual fund, an Underlying Fund may hold a smaller number of portfolio securities than many other funds. To the extent an Underlying Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by an Underlying Fund may affect its value more than if it invested in a larger number of issuers. The value of
Underlying Fund shares may be more volatile than the values of shares of more diversified funds.
•Geographic Risk Related to Europe: Europe includes both developed and emerging markets. Most Western European countries are members of the European Union (the “EU”), which imposes restrictions on inflation rates, deficits, and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, recessions among European countries and acts of war in the region may have a significant adverse effect on the economies of other European countries, including those of Eastern Europe. In particular, the extent and duration of Russia’s invasion of Ukraine, the resulting sanctions on Russia, the subsequent impact on global markets and trade remain unknown but could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
•Sector Focus Risk: An Underlying Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Securities Lending Risk: An Underlying Fund may engage in securities lending, which involves the risk that an Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. An Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

•Healthcare Sector Risk: The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Portfolio Optimization Aggressive-Growth (the

“Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class A shares from inception through April 16, 2023 and the performance of the Fund’s Class A shares from April 17, 2023 through December 31, 2024.
Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class A return for the period 1/1/2025 through 6/30/2025:[—%]
Best and worst quarterly performance reflected within the bar chart: [Q2 2020: —%; Q1 2020: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	10 years
Class A (incepted December 31, 2003) (before taxes)	[ ]%	[ ]%	[ ]%
Class A (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class A (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%	[ ]%
Class C (incepted December 31, 2003) (before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (incepted December 31, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) [1]	[ ]%	[ ]%	[ ]%
Aristotle Portfolio Optimization Aggressive-Growth Composite Benchmark (reflects no deductions for fees, expenses or taxes) [1,2]	[ ]%	[ ]%	[ ]%
1 The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark, for the purpose of performance measurement.

2 Aristotle Portfolio Optimization Aggressive-Growth Composite Benchmark represents the blended performance of 69% S&P 500®, 26% MSCI EAFE (net), and 5% Bloomberg US Aggregate Bond Indices.
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser –Aristotle Investment Services, LLC
Sub-Adviser – Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2006
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Samuel S. Park, Director and Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Portfolio Optimization Conservative Fund
Investment Goal
Aristotle Portfolio Optimization Conservative Fund (the “Fund”) seeks current income and preservation of capital.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I-2
Management Fee[1]	0.45%	0.45%	0.45%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None
Other Expenses	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses[2]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Less Fee Waiver[3]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%

[1]	The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.
[2]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.

[3]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.22% for Class A, 1.97% for Class C and 0.97% for Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I-2
1 year	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I-2
1 year	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in unaffiliated exchange-traded funds (“ETFs”) and in other funds organized as series of the Trust (collectively, the “Underlying Funds”), does not pay transaction costs, such as commissions, when it buys and sells shares of Underlying Funds (or “turns over” its holdings); however, a higher portfolio turnover rate, which reflects a greater number of shares of Underlying Funds being bought or sold, may result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. An Underlying Fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a greater number of securities being bought or sold, may indicate higher transaction costs and may result in higher taxes to Fund shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and Underlying Funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index. The allocation of the Fund’s assets between underlying funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in underlying funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
70-85%	15-30%

The sub-adviser to the Fund manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both equity and debt asset classes. The equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international equities. The debt asset class also includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.
The sub-adviser then determines the amount of the Fund’s assets to invest in each underlying fund in order to obtain the asset class exposures designated by the Model for the Fund.
The sub-adviser may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, or the allocations to the underlying funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its underlying funds allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management—The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the underlying funds that invest primarily in debt instruments include investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.
Investments of the underlying funds that invest primarily in equity instruments include growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks. Underlying funds that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to replicate the performance of the benchmark index through index sampling.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single underlying fund. The sub-adviser has sole discretion in selecting the underlying funds for investment and may adjust the Fund’s allocations to the underlying funds, and add or remove underlying funds as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in debt instruments, this Fund has more exposure to debt securities risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk, and ETF Risk. The Fund is also subject to the risks of the Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Underlying Funds. The principal risks to the Fund from these Underlying Fund investments are described below.
•Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by the sub-adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and the sub-adviser's assumptions about asset classes and Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Underlying Funds’ performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in proportion to the Fund’s allocation to those Underlying Funds. To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it may be more susceptible to risks associated with that fund and its investments.
•Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. For example, an Underlying Fund managed by an affiliate of the sub-adviser or the investment adviser or that provides greater profitability than another Underlying Fund may create an incentive for the sub-adviser to use that fund as an Underlying Fund. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Principal Risks from Holdings in Underlying Funds
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer's products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, an Underlying Fund’s yield (and total return) also may be low, and an Underlying Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, an Underlying Fund may be subject to heightened levels of interest rate risk. As interest rates rise, the value of fixed income investments will generally decrease.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Foreign securities may include American, European and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities, including collateralized loan obligation transactions (“CLOs”), are subject to certain risks affecting the housing market, the market for the assets underlying such securities or the issuers of such securities. These securities may also be subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk or credit risk (the risk that mortgage-related and other asset-backed securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages or debt obligations sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies, if applicable, are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities, or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Further, the lack of an established secondary market for floating rate loans may make it more difficult to value illiquid loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments denominated in or with exposure to that foreign currency.

•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market, and industry changes than larger, more established companies.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. Prices of below investment grade loans are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans.
It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan, and an issuer’s long-term ability to make payments on below investment grade loans is considered speculative. Investments in junior loans involve a higher degree of overall risk.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an Underlying Fund’s performance.
•Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
•Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
•Underlying Fund Risk: Because an Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Underlying Fund and its remaining shareholders, both of which could negatively impact performance.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a U.S. REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
•Sector Focus Risk: An Underlying Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Industry Concentration Risk: In order to track the composition of the index for which it seeks corresponding investment results, a passively managed Underlying Fund may invest a greater percentage of its assets in a particular industry or group of industries, making that Underlying Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.
•Securities Lending Risk: An Underlying Fund may engage in securities lending, which involves the risk that an Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. An Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Portfolio Optimization Conservative (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class A shares from inception through April 16, 2023 and the performance of the Fund’s Class A shares from April 17, 2023 through December 31, 2024.
Sales charges applicable to Predecessor Fund’s Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class A return for the period 1/1/2025 through 6/30/2025:[ —%]
Best and worst quarterly performance reflected within the bar chart:[ Q2 2020: —%; Q2 2022: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	10 years
Class A (incepted December 31, 2003) (before taxes)	[ ]%	[ ]%	[ ]%
Class A (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class A (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%	[ ]%
Class C (incepted December 31, 2003) (before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (incepted December 31, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
S&P 500® Index (reflects no deductions for fees, expenses or taxes) [1]	[ ]%	[ ]%	[ ]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
Aristotle Portfolio Optimization Conservative Composite Benchmark (reflects no deductions for fees, expenses or taxes) [1,2]	[ ]%	[ ]%	[ ]%
1 The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Conservative Composite Benchmark, for the purpose of performance measurement.

2 The Aristotle Portfolio Optimization Conservative Composite Benchmark represents the blended performance of 71% Bloomberg US Aggregate Bond, 17% S&P 500®, 7% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE (net) Indices.
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management
Investment Adviser –Aristotle Investment Services, LLC
Sub-Adviser – Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2006
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Samuel S. Park, Director and Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Portfolio Optimization Growth Fund
Investment Goal
Aristotle Portfolio Optimization Growth Fund (the “Fund”) seeks moderately high, long-term capital appreciation with low, current income.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I-2
Management Fee[1]	0.45%	0.45%	0.45%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None
Acquired Fund Fees and Expenses[2]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Less Fee Waiver[3]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.
[3]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.25% for Class A, 2.00% for Class C, and 1.00% for Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I-2
1 year	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I-2
1 year	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in unaffiliated exchange-traded funds (“ETFs”) and in other funds organized as series of the Trust (collectively, the “Underlying Funds”), does not pay transaction costs, such as commissions, when it buys and sells shares of Underlying Funds (or “turns over” its holdings); however, a higher portfolio turnover rate, which reflects a greater number of shares of Underlying Funds being bought or sold, may result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. An Underlying Fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a greater number of securities being bought or sold, may indicate higher transaction costs and may result in higher taxes to Fund shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and Underlying Funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index. The allocation of the Fund’s assets between underlying funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in underlying funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
15-30%	70-85%
The sub-adviser manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both equity and debt asset classes. The equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The debt asset class also includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.
The sub-adviser then determines the amount of the Fund’s assets to invest in each underlying fund in order to obtain the asset class exposures designated by the Model for the Fund.
The sub-adviser may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, or the allocations to the underlying funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its underlying fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management— The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the underlying funds that invest primarily in debt instruments include investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; and floating rate loans.
Investments of the underlying funds that invest primarily in equity instruments include growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks. Underlying funds that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to replicate the performance of the benchmark index through index sampling.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single underlying fund. The sub-adviser has sole discretion in selecting the underlying funds for investment and may adjust the Fund’s allocations to the underlying funds, and add or remove underlying funds, as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to equity securities risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk, and ETF Risk. The Fund is also subject to the risks of the Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Underlying Funds. The principal risks to the Fund from these Underlying Fund investments are described below.
•Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by the sub-adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and the sub-adviser's assumptions about asset classes and Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Underlying Funds’ performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in proportion to the
Fund’s allocation to those Underlying Funds. To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it may be more susceptible to risks associated with that fund and its investments.
•Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. For example, an Underlying Fund managed by an affiliate of the sub-adviser or the investment adviser or that provides greater profitability than another Underlying Fund may create an incentive for the sub-adviser to use that fund as an Underlying Fund. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Principal Risks from Holdings in Underlying Funds
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to a particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
•Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, an Underlying Fund will lose any amount paid for the warrant or right.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, an Underlying Fund’s yield (and total return) also may be low and an Underlying Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, an Underlying Fund may be subject to heightened levels of interest rate risk. As interest rates rise, the value of fixed income investments will generally decrease.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities, including collateralized loan obligation transactions (“CLOs”), are subject to certain risks affecting the housing market, the market for the assets underlying such securities or the issuers of such securities. These securities may also be subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk or credit risk (the risk that mortgage-related and other asset-backed securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages or debt obligations sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies, if applicable, are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments denominated in or with exposure to that foreign currency.
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S.

government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Foreign securities may include American, European and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Further, the lack of an established secondary market for floating rate loans may make it more difficult to value illiquid loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.
•Information Technology Sector Risk: Information Technology companies face numerous risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign investment risk.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an Underlying Fund’s performance.
•Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
•Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
•Underlying Fund Risk: Because an Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Underlying Fund and its remaining shareholders, both of which could negatively impact performance.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a U.S. REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
•Non-Diversification Risk: As a “non-diversified” mutual fund, an Underlying Fund may hold a smaller number of portfolio securities than many other funds. To the extent an Underlying Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by an Underlying Fund may affect its value more than if it invested in a larger number of issuers. The value of Underlying Fund shares may be more volatile than the values of shares of more diversified funds.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper an Underlying Fund’s ability to buy or sell loans and negatively affect the transaction price. Prices of below investment grade loans are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans.
It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan, and an issuer’s long-term ability to make payments on below investment grade loans is considered speculative. Investments in junior loans involve a higher degree of overall risk.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•Geographic Risk Related to Europe: Europe includes both developed and emerging markets. Most Western European countries are members of the European Union (the “EU”), which imposes restrictions on inflation rates, deficits, and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, recessions among European countries and acts of war in the region may have a significant adverse effect on the economies of other European countries, including those of Eastern Europe. In particular, the extent and duration of Russia’s invasion of Ukraine, the resulting sanctions on Russia, the subsequent impact on global markets and trade remain unknown but could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
•Sector Focus Risk: An Underlying Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Securities Lending Risk: An Underlying Fund may engage in securities lending, which involves the risk that an Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. An Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Portfolio Optimization Growth (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class A shares from inception through April 16, 2023 and the performance of the Fund’s Class A shares from April 17, 2023 through December 31, 2024.
Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class A return for the period 1/1/2025 through 6/30/2025:[ —%]
Best and worst quarterly performance reflected within the bar chart: [Q2 2020: —%; Q1 2020: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	10 years
Class A (incepted December 31, 2003) (before taxes)	[ ]%	[ ]%	[ ]%
Class A (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class A (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%	[ ]%
Class C (incepted December 31, 2003) (before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (incepted December 31, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) [1]	[ ]%	[ ]%	[ ]%
Aristotle Portfolio Optimization Growth Composite Benchmark (reflects no deductions for fees, expenses or taxes) [1,2]	[ ]%	[ ]%	[ ]%
1 The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Growth Composite Benchmark, for the purpose of performance measurement.

2 Aristotle Portfolio Optimization Growth Composite Benchmark represents the blended performance of 58% S&P 500®, 23% Bloomberg US Aggregate Bond, and 19% MSCI EAFE (net) Indices.
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management
Investment Adviser –Aristotle Investment Services, LLC
Sub-Adviser – Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2006
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Samuel S. Park, Director and Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Portfolio Optimization Moderate Conservative Fund
Investment Goal
Aristotle Portfolio Optimization Moderate Conservative Fund (the “Fund”) seeks current income and moderate growth of capital.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I-2
Management Fee[1]	0.45%	0.45%	0.45%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None
Acquired Fund Fees and Expenses[2]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Less Fee Waiver[3]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[2]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. Acquired Fund Fees and Expenses have been estimated based on expected allocations to underlying funds.

[3]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.22% for Class A, 1.97% for Class C, and 0.97% for Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I-2
1 year	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I-2
1 year	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in unaffiliated exchange-traded funds (“ETFs”) and in other funds organized as series of the Trust (collectively, the “Underlying Funds”), does not pay transaction costs, such as commissions, when it buys and sells shares of Underlying Funds (or “turns over” its holdings); however, a higher portfolio turnover rate, which reflects a greater number of shares of Underlying Funds being bought or sold, may result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. An Underlying Fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a greater number of securities being bought or sold, may indicate higher transaction costs and may result in higher taxes to Fund shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and Underlying Funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index. The allocation of the Fund’s assets between underlying funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in underlying funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
50-70%	30-50%

The sub-adviser manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both equity and debt asset classes. The equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The debt asset class also includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.
The sub-adviser then determines the amount of the Fund’s assets to invest in each underlying fund in order to obtain the asset class exposures designated by the Model for the Fund.
The sub-adviser may adjust the asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, or the allocations to the underlying funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its underlying funds allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management—The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the underlying funds that invest primarily in debt instruments include investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; and floating rate loans; and inflation-indexed bonds.
Investments of the underlying funds that invest primarily in equity instruments include growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks. Underlying funds that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to replicate the performance of the benchmark index through index sampling.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single underlying fund. The sub-adviser has sole discretion in selecting the underlying funds for investment and may adjust the Fund’s allocations to the underlying funds, and add or remove underlying funds, as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in debt instruments, this Fund has more exposure to debt securities risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk, and ETF Risk. The Fund is also subject to the risks of the Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Underlying Funds. The principal risks to the Fund from these Underlying Fund investments are described below.
•Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by the sub-adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and the sub-adviser's assumptions about asset classes and Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Underlying Funds’ performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in proportion to the Fund’s allocation to those Underlying Funds. To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it may be more susceptible to risks associated with that fund and its investments.
•Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. For example, an Underlying Fund managed by an affiliate of the sub-adviser or the investment adviser or that provides greater profitability than another Underlying Fund may create an incentive for the sub-adviser to use that fund as an Underlying Fund. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Principal Risks from Holdings in Underlying Funds
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer's products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, an Underlying Fund’s yield (and total return) also may be low and an Underlying Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, an Underlying Fund may be subject to heightened levels of interest rate risk. As interest rates rise, the value of fixed income investments will generally decrease.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Foreign securities may include American, European and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities, including collateralized loan obligation transactions (“CLOs”), are subject to certain risks affecting the housing market, the market for the assets underlying such securities or the issuers of such securities. These securities may also be subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk or credit risk (the risk that mortgage-related and other asset-backed securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages or debt obligations sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies, if applicable, are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments denominated in or with exposure to that foreign currency.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Further, the lack of an established secondary market for floating rate loans may make it more difficult to value illiquid loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
•Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Underlying Fund’s ability to buy or sell loans and negatively affect the transaction price. Prices of below investment grade loans are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans.
It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan, and an issuer’s long-term ability to make payments on below investment grade loans is considered speculative. Investments in junior loans involve a higher degree of overall risk..
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an Underlying Fund’s performance.
•Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
•Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
•Information Technology Sector Risk: Information Technology companies face numerous risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign investment risk.
•Underlying Fund Risk: Because an Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Underlying Fund and its remaining shareholders, both of which could negatively impact performance.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a U.S. REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
•Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, an Underlying Fund will lose any amount paid for the warrant or right.
•Sector Focus Risk: An Underlying Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Securities Lending Risk: An Underlying Fund may engage in securities lending, which involves the risk that an Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. An Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Portfolio Optimization Moderate-Conservative (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class A shares from inception through April 16, 2023 and the performance of the Fund’s Class A shares from April 17, 2023 through December 31, 2024.
Sales charges applicable to the Predecessor Fund’s Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class A return for the period 1/1/2025 through 6/30/2025:[ —%]
Best and worst quarterly performance reflected within the bar chart: [ Q2 2020: —%; Q1 2020: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	10 years
Class A (incepted December 31, 2003) (before taxes)	[ ]%	[ ]%	[ ]%
Class A (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class A (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%	[ ]%
Class C (incepted December 31, 2003) (before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (incepted December 31, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
S&P 500® Index (reflects no deductions for fees, expenses or taxes) [1]	[ ]%	[ ]%	[ ]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark (reflects no deductions for fees, expenses or taxes) [2]	[ ]%	[ ]%	[ ]%
1 The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark, for the purpose of performance measurement.

2 Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark represents the blended performance of 55% Bloomberg US Aggregate Bond, 30% S&P 500®, 10% MSCI EAFE (net), and 5% ICE BofA U.S. 3-Month T-Bill Indices.
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2006
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Samuel S. Park, Director and Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Portfolio Optimization Moderate Fund
Investment Goal
Aristotle Portfolio Optimization Moderate Fund (the “Fund”) seeks long-term growth of capital and low to moderate income.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I-2
Management Fee[1]	0.45%	0.45%	0.45%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None
Acquired Fund Fees and Expenses[2]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Less Fee Waiver[3]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.
[3]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.23% for Class A, 1.98% for Class C, and 0.98% for Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I-2
1 year	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I-2
1 year	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in unaffiliated exchange-traded funds (“ETFs”) and in other funds organized as series of the Trust (collectively, the “Underlying Funds”), does not pay transaction costs, such as commissions, when it buys and sells shares of Underlying Funds (or “turns over” its holdings); however, a higher portfolio turnover rate, which reflects a greater number of shares of Underlying Funds being bought or sold, may result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. An Underlying Fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a greater number of securities being bought or sold, may indicate higher transaction costs, and may result in higher taxes to Fund shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and Underlying Funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index. The allocation of the Fund’s assets between underlying funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in underlying funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
30-50%	50-70%

The sub-adviser manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both equity and debt asset classes. The equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The debt asset class also includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.
The sub-adviser then determines the amount of the Fund’s assets to invest in each underlying fund in order to obtain the asset class exposures designated by the Model for the Fund.
The sub-adviser may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, or the allocations to the underlying funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its underlying fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management—The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the underlying fund that invest primarily in debt instruments include investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; and floating rate loans.
Investments of the underlying funds that invest primarily in equity instruments include growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks. Underlying funds that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to replicate the performance of the benchmark index through index sampling.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single underlying fund. The sub-adviser has sole discretion in selecting the underlying funds for investment and may adjust the Fund’s allocations to the underlying funds, and add or remove underlying funds, as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to equity securities risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk, and ETF Risk. The Fund is also subject to the risks of the Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Underlying Funds. The principal risks to the Fund from these Underlying Fund investments are described below.
•Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by the sub-adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and the sub-adviser's assumptions about asset classes and Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Underlying Funds’ performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in proportion to the Fund’s allocation to those Underlying Funds. To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it may be more susceptible to risks associated with that fund and its investments.
•Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. For example, an Underlying Fund managed by an affiliate of the sub-adviser or the investment adviser or that provides greater profitability than another Underlying Fund may create an incentive for the sub-adviser to use that fund as an Underlying Fund. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Principal Risks from Holdings in Underlying Funds
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer's products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities, including collateralized loan obligation transactions (“CLOs”), are subject to certain risks affecting the housing market, the market for the assets underlying such securities or the issuers of such securities. These securities may also be subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk or credit risk (the risk that mortgage-related and other asset-backed securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages or debt obligations sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies, if applicable, are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Foreign securities may include American, European and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
•Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, an Underlying Fund will lose any amount paid for the warrant or right.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments denominated in or with exposure to that foreign currency.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, an Underlying Fund’s yield (and total return) also may be low and an Underlying Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, an Underlying Fund may be subject to heightened levels of interest rate risk. As interest rates rise, the value of fixed income investments will generally decrease.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Further, the lack of an established secondary market for floating rate loans may make it more difficult to value illiquid loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.
•Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Information Technology Sector Risk: Information Technology companies face numerous risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign investment risk.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an Underlying Fund’s performance.
•Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
•Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper an Underlying Fund’s ability to buy or sell loans and negatively affect the transaction price. Prices of below investment grade loans are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans.
It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan, and an issuer’s long-term ability to make payments on below investment grade loans is considered speculative. Investments in junior loans involve a higher degree of overall risk..
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•Underlying Fund Risk: Because an Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Underlying Fund and its remaining shareholders, both of which could negatively impact performance.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a U.S. REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
•Non-Diversification Risk: As a “non-diversified” mutual fund, an Underlying Fund may hold a smaller number of portfolio securities than many other funds. To the extent an Underlying Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by an Underlying Fund may affect its value more than if it invested in a larger number of issuers. The value of Underlying Fund shares may be more volatile than the values of shares of more diversified funds.
•Sector Focus Risk: An Underlying Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Securities Lending Risk: An Underlying Fund may engage in securities lending, which involves the risk that an Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. An Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Portfolio Optimization Moderate (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class A shares from inception through April 16, 2023 and the performance of the Fund’s Class A shares from April 17, 2023 through December 31, 2024.
Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class A return for the period 1/1/2025 through 6/30/2025:[ —%]
Best and worst quarterly performance reflected within the bar chart: [Q2 2020: —%; Q1 2020: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	10 years
Class A (incepted December 31, 2003) (before taxes)	[ ]%	[ ]%	[ ]%
Class A (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class A (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%	[ ]%
Class C (incepted December 31, 2003) (before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (incepted December 31, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) [1]	[ ]%	[ ]%	[ ]%
Aristotle Portfolio Optimization Moderate Composite Benchmark (reflects no deductions for fees, expenses or taxes) [2]	[ ]%	[ ]%	[ ]%
1 The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Moderate Composite Benchmark, for the purpose of performance measurement.

2 Aristotle Portfolio Optimization Moderate Composite represents the blended performance of 45% S&P 500®, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE (net), and 2% ICE BofA U.S. 3-Month T-Bill Indices.
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor
Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser –Aristotle Investment Services, LLC
Sub-Adviser – Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2006
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Samuel S. Park, Director and Portfolio Manager	Since 2013

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Short Duration Income Fund
Investment Goal
Aristotle Short Duration Income Fund (the “Fund”) seeks current income; capital appreciation is of secondary importance.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I	I-2
Management Fee[1]	0.50%	0.50%	0.39%	0.49%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Other Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Less Fee Waiver[2]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%	[ ]%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.25% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% for Class A and Class C, 0.14% for Class I and 0.24% for Class I-2 of the average net assets of the class.

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.75% for Class A, 1.50% for Class C, 0.39% for Class I and 0.49% for Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver and fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 70% of its assets in investment grade debt instruments, including corporate debt, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. For these purposes, the Fund defines investment grade securities as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above. The Fund may invest up to 30% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt securities in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities that are primarily in developed markets.

The Fund expects to maintain a weighted average duration within one year (plus or minus) of the Bloomberg US 1-3 Year Government/Credit Bond Index, although the investments held by the Fund may have short, intermediate and long terms to maturity. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. Maturity of a debt instrument, however, refers to the specific period of time until final payment (principal and any applicable interest) is due. The duration of the Bloomberg US 1-3 Year Government/Credit Bond Index was [ ] years as of March 31, 2025.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.

•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. Prices of below investment grade loans are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans.
It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan, and an issuer’s long-term ability to make payments on below investment grade loans is considered speculative. Investments in junior loans involve a higher degree of overall risk..
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities, including collateralized loan obligation transactions (“CLOs”), are subject to certain risks affecting the housing market, the market for the assets underlying such securities or the issuers of such securities. These securities may also be subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk or credit risk (the risk that mortgage-related and other asset-backed securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages or debt obligations sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies, if applicable, are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. As interest rates rise, the value of fixed income investments will generally decrease.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Further, the lack of an established secondary market for floating rate loans may make it more difficult to value illiquid loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund.
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of
Pacific Funds Short Duration Income (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I return for the period 1/1/2025 through 6/30/2025:[ —%]
Best and worst quarterly performance reflected within the bar chart: [Q2 2020:  —%; Q1 2020: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	10 years
Class I (incepted December 19, 2011) (before taxes)	[ ]%	[ ]%	[ ]%
Class I (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class I (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%	[ ]%
Class A (incepted June 29, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
Class C (incepted June 29, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (incepted June 29, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
Bloomberg US 1-3 Year Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
1 The broad-based market index for the Fund is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Bloomberg US 1-3 Year Government/Credit Bond Index for the purpose of performance measurement.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Pacific Capital, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
David Weismiller, CFA, Senior Managing Director and Portfolio Manager	Since 2011
Michael Marzouk, CFA, Senior Managing Director and Portfolio Manager	Since 2011
Ying Qiu, CFA, Managing Director and Portfolio Manager	Since 2018

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Small Cap Equity Fund
Investment Goal
Aristotle Small Cap Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	R6	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I	R6	I-2
Management Fee[1]	0.90%	0.90%	0.90%	0.85%	0.90%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None	None
Acquired Fund Fees and Expenses[2]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Less Fee Waiver[3]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.65% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% for Class A, Class C, Class I, and Class I-2, and 0.20% for Class R6 of the net average assets of the class.

[2]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.

[3]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.20% for Class A, 1.95% for Class C, 0.85% for Class R6, and 0.90% for Class I and Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025 for Class A, Class C and Class R6, and may not recoup management fees waived prior to August 1, 2026 for Class I and Class I-2. Beginning August 1, 2025 for Class A, Class C and Class R6, and August 1, 2026 for Class I and Class I-2, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I	R6	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I	R6	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-capitalization companies. The Fund defines a small cap company as one that, at the time of initial purchase, has a market capitalization that falls within the capitalization range of the Russell 2000® Index, which measures the performance of the small-capitalization segment of the U.S. equity universe. The Russell 2000® Index is reconstituted annually. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. Investments in companies that move above or below the capitalization range may continue to be held by the Fund at the sub-adviser’s sole discretion. The Fund’s investments in equity securities may include common stocks, depositary receipts, and exchange-traded funds (“ETFs”) that invest primarily in equity securities of small capitalization companies. Depositary receipts represent interests in foreign securities held on deposit by banks. ETFs in which the Fund invests are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.
The Fund seeks to meet its investment goal by investing primarily in equity securities of U.S. issuers but may invest up to 5% of its total assets in American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.
In pursuing the Fund’s investment goal, the sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies that it believes have the following attributes: disciplined business plans; attractive business fundamentals; sound balance sheets; financial strength; experienced, motivated company management; reasonable competition; and/or a record of long-term value creation.
The Fund is benchmarked to the Russell 2000® Index for the purpose of performance measurement. However, the sub-adviser is not constrained by the composition of the index in selecting investments for the Fund.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer's products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Industrials Sector Risk: The operations and businesses of companies in the industrials sector are subject to several risks. The industrials sector can be affected by government regulation, world events, commodity prices, exchange rates and economic conditions, and liabilities for environmental damage, product liability claims, and general civil liabilities. Companies in the industrials sector may also be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of industrial sector companies may face obsolescence due to rapid technological developments and frequent new product introduction.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to October 23, 2023 is the performance of the Aristotle Small Cap Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2023. The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through October 22, 2023 and the performance of the Fund’s I-2 shares from October 23, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I-2 return for the period 1/1/2025 through 6/30/2025: [—%]
Best and worst quarterly performance reflected within the bar chart: [Q4 2020: —%; Q1 2020: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	Since Inception
Class I-2 (incepted October 30, 2015)(before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (incepted October 30, 2015)(after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class I-2 (incepted October 30, 2015)(after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%	[ ]%
Class A (incepted October 20, 2023)(before taxes)	[ ]%	[ ]%	[ ]%
Class C (incepted October 20, 2023)(before taxes)	[ ]%	[ ]%	[ ]%
Class R6 (incepted October 20, 2023)(before taxes)	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)(based on October 30, 2015 inception date of the Predecessor Fund)[1]	[ ]%	[ ]%	[ ]%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes) (based on October 30, 2015 inception date of the Predecessor Fund)[1]	[ ]%	[ ]%	[ ]%
1 The broad-based market index for the Fund is the Russell 3000® Index. The Fund is also benchmarked to the Russell 2000® Index for the purpose of performance measurement.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Capital Boston, LLC
The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
David M. Adams, CFA, Principal, CEO and Portfolio Manager	Since 2015
Jack McPherson, CFA, Principal, President and Portfolio Manager	Since 2015

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Small/Mid Cap Equity Fund
Investment Goal
Aristotle Small/Mid Cap Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I	I-2
Management Fee[1]	0.90%	0.90%	0.85%	0.90%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Other Expenses[2]	[ ]%	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses[2]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Less Fee Waiver[3]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%	[ ]%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.65% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% for Class A, Class C and Class I-2 and 0.20% for Class I of the net average assets of the class.

[2]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.

[3]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.20% for Class A, 1.95% for Class C, 0.85% for Class I and 0.95% for Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of small-capitalization and mid-capitalization companies. The Fund defines a small cap and mid cap company as one that, at the time of initial purchase, has a market capitalization that falls within the capitalization range of the Russell 2500® Index, which measures the performance of the small- to mid-capitalization segment of the U.S. equity universe. The Russell 2500® Index is reconstituted annually. Because small and medium capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. Investments in companies that move above or below the capitalization range may continue to be held by the Fund at the sub-adviser’s sole discretion.
The Fund’s investments in equity securities may include common stocks, depositary receipts and exchange-traded funds (“ETFs”) that invest primarily in equity securities of small and medium capitalization companies. Depositary receipts represent interests in foreign securities held on deposit by banks. ETFs in which the Fund invests are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.
The Fund seeks to meet its investment goal by investing primarily in equity securities of U.S. issuers but may invest up to 5% of its total assets in American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.
In pursuing the Fund’s investment goal, the sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies that it believes have the following attributes: disciplined business plans; attractive business fundamentals; sound balance sheets; financial strength; experienced, motivated company management; reasonable competition; and/or a record of long-term value creation.
The Fund is benchmarked to the Russell 2500® Index for the purpose of performance measurement. However, the sub-adviser is not constrained by the composition of the index in selecting investments for the Fund.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer's products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Industrials Sector Risk: The operations and businesses of companies in the industrials sector are subject to several risks. The industrials sector can be affected by government regulation, world events, commodity prices, exchange rates and economic conditions, and liabilities for environmental damage, product liability claims, and general civil liabilities. Companies in the industrials sector may also be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of industrial sector companies may face obsolescence due to rapid technological developments and frequent new product introduction.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Small/Mid Cap (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, and guidelines that were different compared to those of the Fund, and investment restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The Predecessor Fund acquired the assets of the Rothschild U.S. Small/Mid-Cap Core Fund (the “First Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Predecessor Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the First Predecessor Fund.
The bar chart shows the performance of the Predecessor Fund’s Class I-2 shares from inception through April 16, 2023 and the performance of the Fund’s Class I-2 shares from April 17, 2023 through December 31, 2024. The performance figures shown below for the share classes of the Fund for periods prior to January 11, 2016, reflect the historical performance of the then-existing Institutional Class shares of the First Predecessor Fund. The performance figures for periods prior to January 11, 2016, have not been adjusted to reflect fees and expenses of Class A, Class C, Class R6, and Class I-2 shares of the Predecessor Fund, respectively. If these returns had been adjusted, then performance for the share classes would be lower than the returns shown based on differences in their fee and expense structures. The Institutional Class shares of the First Predecessor Fund commenced operations on December 31, 2014.
Prior to the reorganization with the Predecessor Fund, Great Lakes Advisors, LLC served as the sub-adviser to the Predecessor Fund, replacing Rothschild & Co Asset Management US Inc., which previously served as sub-adviser to the Predecessor Fund since its inception. Aristotle Capital Boston, LLC is the sub-adviser to the Fund and employs a different investment approach than the Predecessor Fund’s sub-advisers. If the Fund’s current sub-adviser and strategies had been in place for periods prior to April 17, 2023, the performance information shown below would have been different.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I-2 return for the period 1/1/2025 through 6/30/2025:[ —%]

Best and worst quarterly performance reflected within the bar chart: Q4 2020: [—%; Q1 2020: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	10 years
Class I-2 (incepted January 8, 2016)(before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class I-2 (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%	[ ]%
Class A (incepted January 8, 2016)(before taxes)	[ ]%	[ ]%	[ ]%
Class C (incepted January 8, 2016)(before taxes)	[ ]%	[ ]%	[ ]%
Class I (incepted December 31, 2014)(before taxes)	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)[1]	[ ]%	[ ]%	[ ]%
Russell 2500® Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)[1]	[ ]%	[ ]%	[ ]%
1 The broad-based market index for the Fund is the Russell 3000® Index. The Fund is also benchmarked to the Russell 2500® Index for the purpose of performance measurement.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I-2 shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Capital Boston, LLC
The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
David M. Adams, CFA, Principal, CEO and Portfolio Manager	Since 2023
Jack McPherson, CFA, Principal, President and Portfolio Manager	Since 2023

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Strategic Income Fund
Investment Goal
Aristotle Strategic Income Fund (the “Fund”) seeks a high level of current income. The Fund may also seek capital appreciation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	I	I-2
Management Fee[1]	0.69%	0.69%	0.59%	0.69%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Other Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Less Fee Waiver[2]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%	[ ]%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.19% for Class A, Class C and Class I-2 and 0.09% for Class I of the average net assets of the class.

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.94% for Class A, 1.69% for Class C, 0.59% for Class I and 0.69% for Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	I	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	I	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
This Fund invests principally in income producing debt instruments. The Fund’s allocations to non-investment grade debt instruments and investment grade debt instruments will change based on the sub-adviser’s view of market conditions and, as a result, may range from up to 70% of the Fund’s assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate loans to up to 65% of the Fund’s assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Debt instruments in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities in developed markets. For these purposes, the Fund defines investment grade securities as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above for which the Fund is permitted to invest in.

The Fund’s weighted average duration is expected to be within a range of one to seven years. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk.
The Fund may also invest up to 10% of its assets, but not to exceed 20% in the aggregate, in each of the following investments: foreign currency denominated debt instruments, convertible securities or equity securities.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due

(“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. Prices of below investment grade loans are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans.
It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan, and an issuer’s long-term ability to make payments on below investment grade loans is considered speculative. Investments in junior loans involve a higher degree of overall risk..
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Further, the lack of an established secondary market for floating rate loans may make it more difficult to value illiquid loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.
•Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. As interest rates rise, the value of fixed income investments will generally decrease.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities, including collateralized loan obligation transactions (“CLOs”), are subject to certain risks affecting the housing market, the market for the assets underlying such securities or the issuers of such securities. These securities may also be subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk or credit risk (the risk that mortgage-related and other asset-backed securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages or debt obligations sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies, if applicable, are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Strategic Income (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I return for the period 1/1/2025 through 6/30/2025:[ —%]

Best and worst quarterly performance reflected within the bar chart: [Q2 2020: —%; Q1 2020: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	10 years
Class I (incepted December 19, 2011) (before taxes)	[ ]%	[ ]%	[ ]%
Class I (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class I (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%	[ ]%
Class A (incepted June 29, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
Class C (incepted June 29, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (incepted June 29, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[1]	[ ]%	[ ]%	[ ]%
1 The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Pacific Capital, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Brian M. Robertson, CFA, Senior Managing Director and Portfolio Manager	Since 2011
Michael Marzouk, CFA, Senior Managing Director and Portfolio Manager	Since 2016
David Weismiller, CFA, Senior Managing Director and Portfolio Manager	Since 2016

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Ultra Short Income Fund
Investment Goal
Aristotle Ultra Short Income Fund (the “Fund”) seeks current income consistent with capital preservation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	I	I-2
Management Fee[1]	0.32%	0.32%	0.32%
Distribution (12b-1) and/or Service Fee	0.25%	None	None
Other Expenses	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Less Fee Waiver[2]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.25% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.07% of the average net assets of the class.

[2]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.57% for Class A and 0.32% for Class I and Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period.
Share Class
	A	I	I-2
1 year	$[ ]	$[ ]	$[ ]

3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Debt securities in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities.

The weighted average duration of this Fund will vary based on the sub-adviser’s market forecasts and will not normally exceed one year and may not exceed two years. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk.
The dollar-weighted average maturity of this Fund will not exceed two years. Maturity of a debt instrument generally refers to the specific period of time until final payment (principal and any applicable interest) is due. In calculating average weighted maturities of mortgage related securities, asset-backed securities or similar securities, the maturity will be based on estimates of average life, which are based on prepayment assumptions.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.

Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred. The Fund is not a money market fund and is not subject to the special regulatory requirements designed to enable money market funds to maintain a stable share price.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities, including collateralized loan obligation transactions (“CLOs”), are subject to certain risks affecting the housing market, the market for the assets underlying such securities or the issuers of such securities. These securities may also be subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk or credit risk (the risk that mortgage-related and other asset-backed securities have exposure to borrowers with lower credit ratings/scores, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages or debt obligations sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies, if applicable, are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. As interest rates rise, the value of fixed income investments will generally decrease.
•Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Ultra Short Income (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I return for the period 1/1/2025 through 6/30/2025: [—%]
Best and worst quarterly performance reflected within the bar chart: [Q2 2020: —%; Q1 2020: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	Since Inception
Class I (incepted June 28, 2019) (before taxes)	[ ]%	[ ]%
Class I (after taxes on distributions)	[ ]%	[ ]%
Class I (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%
Class I-2 (incepted June 28, 2019) (before taxes)	[ ]%	[ ]%
Class A (incepted April 17, 2023) (before taxes)	[ ]%	[ ]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date of June 28, 2019)[1]	[ ]%	[ ]%
Bloomberg Short Treasury Total Return Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date of June 28, 2019)[1]	[ ]%	[ ]%
1 The Fund’s broad-based market index is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Bloomberg Short Treasury Total Return Index for the purpose of performance measurement.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. Before-tax returns for Class A shares are not shown because the class had not completed a calendar year of performance as of the date of this Prospectus.

Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Pacific Capital, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
David Weismiller, CFA, Senior Managing Director and Portfolio Manager	Since 2019
Ying Qiu, CFA, Managing Director and Portfolio Manager	Since 2019

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle Value Equity Fund
Investment Goal
Aristotle Value Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to the Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	I	R6	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	I	R6	I-2
Management Fee[1]	0.69%	0.69%	0.61%	0.69%
Distribution (12b-1) and/or Service Fee	0.25%	None	None	None
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Less Fee Waiver[2]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%	[ ]%
1The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.55% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.14% for Class A, Class I, and Class I-2, and 0.06% for Class R6 of the average net assets of the class.
2Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.61% for Class R6 and 0.69% for Class I and Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2026. Beginning August 1, 2026, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period.
Share Class
	A	I	R6	I-2
1 year	$[ ]	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of its portfolio. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s investments in equity securities may include common stocks, depositary receipts, and exchange-traded funds (“ETFs”) that invest primarily in equity securities. Depositary receipts represent interests in foreign securities held on deposit by banks. ETFs in which the Fund invests are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.
The Fund seeks to meet its investment goal by investing primarily in equity securities of domestic and foreign issuers that are listed on a U.S. exchange or that are otherwise publicly traded in the United States but may invest up to 20% of its total assets in American Depositary Receipts and Global Depositary Receipts (“ADRs” and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.
In selecting investments for the Fund, the sub-adviser employs a fundamental, bottom-up approach. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies with the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable competitive advantages;

financial strength; and/or high or consistently improving market position, return on invested capital and operating margins.
The Fund is benchmarked to the Russell 1000® Value Index and the S&P 500® Index for the purpose of performance measurement. However, the sub-adviser is not constrained by the composition of either index in selecting investments for the Fund.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Information Technology Sector Risk: Information Technology companies face numerous risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign investment risk.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to October 23, 2023 is the performance of the Predecessor Fund as a result of the Aristotle Value Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through October 22, 2023 and the performance of the Fund’s Class I-2 shares from October 23, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I-2 return for the period 1/1/2025 through 6/30/2025:[ —%]
Best and worst quarterly performance reflected within the bar chart:[ Q2 2020: —%; Q1 2020: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	Since Inception
Class I-2 (incepted August 31, 2016) (before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class I-2 (after taxes on distributions and sale of Fund shares)	[ ]%	[ ]%	[ ]%
Class A (incepted 12/28/2023) (before taxes)	[ ]%	[ ]%	[ ]%
Class I (incepted 12/26/2023) (before taxes)	[ ]%	[ ]%	[ ]%
S&P 500® Index (reflects no deductions for fees, expenses or taxes) (based on August 31, 2016, inception date of the Predecessor Fund)[1]	[ ]%	[ ]%	[ ]%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) (based on August 31, 2016, inception date of the Predecessor Fund)[1]	[ ]%	[ ]%	[ ]%
1 The broad-based market index for the Fund is the S&P 500® Index. The Fund is also benchmarked to the Russell 1000® Value Index and the S&P 500® Index for the purpose of performance measurement.
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Capital Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Howard Gleicher, CFA, Chief Executive Officer and Chief Investment Officer	Since 2016
Gregory D. Padilla, CFA, Principal and Portfolio Manager	Since 2018

Purchase and Sale of Fund Shares and Tax Information – please turn to the Additional Summary Information section on page 99 in this Prospectus.

Aristotle/Saul Global Equity Fund
Investment Goal
Aristotle/Saul Global Equity Fund (the “Fund”) seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 115 in the Fund’s prospectus (the “Prospectus”) and in the appendix to the Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	I	I-2
Management Fee[1]	0.78%	0.78%	0.78%
Distribution (12b-1) and/or Service Fee	0.25%	None	None
Other Expenses	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Less Fee Waiver[2]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses after Fee Waiver	[ ]%	[ ]%	[ ]%
1The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.60% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.18% of the average net assets of the class.
2Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.78% for Class I and Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2026. Beginning August 1, 2026, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period.
Share Class
	A	I	I-2
1 year	$[ ]	$[ ]	$[ ]
3 years	$[ ]	$[ ]	$[ ]
5 years	$[ ]	$[ ]	$[ ]
10 years	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the fiscal year ended March 31, 2025, the portfolio turnover rate of the Fund was [ ]% of the average value of its portfolio. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund primarily invests its assets in equity securities that are listed on an exchange or that are otherwise publicly traded in the United States or in a foreign country. The Fund may also invest in exchange-traded funds (“ETFs”). ETFs in which the Fund invests are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.
Under normal market conditions, the Fund invests in at least three different countries, including emerging market countries, with at least 40% of its net assets invested in securities of issuers located outside the United States. The Fund’s investments in foreign securities may include investments through American, European and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). Depositary receipts represent interests in foreign securities held on deposit by banks.
The strategy seeks to maximize total return. In selecting investments for the Fund, the Fund’s sub-adviser employs a fundamental, bottom-up approach. The sub-adviser focuses first on the quality of a company’s business and then considers whether the company’s securities are available at an attractive price relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies with all or most of the following attributes: attractive business fundamentals;

experienced, motivated company management; pricing power; sustainable business model; financial strength; productive use of strong free cash flow; and/or high or consistently improving profitability metrics, return on invested capital and operating margins. The Fund may invest in companies of any market capitalizations, but typically invests in companies with a market capitalization above $2 billion at initial investment.
The Fund is benchmarked to the MSCI All Country World (“ACWI”) Index (net) and the MSCI World Index (net) for the purpose of performance measurement. However, the sub-adviser is not constrained by the composition of either index in selecting investments for the Fund.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.
•Geographic Risk Related to Europe: Europe includes both developed and emerging markets. Most Western European countries are members of the European Union (the “EU”), which imposes restrictions on inflation rates, deficits, and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, recessions among European countries and acts of war in the region may have a significant adverse effect on the economies of other European countries, including those of Eastern Europe. In particular, the extent and duration of Russia’s invasion of Ukraine, the resulting sanctions on Russia, the subsequent impact on global markets and trade remain unknown but could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading or wars. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.
•Information Technology Sector Risk: Information Technology companies face numerous risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign investment risk.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to October 23, 2023 is the performance of the Aristotle/Saul Global Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through October 22, 2023 and the performance of the Fund’s Class I-2 shares from October 23, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Class I-2 return for the period 1/1/2025 through 6/30/2025: [—%]

Best and worst quarterly performance reflected within the bar chart: [Q2 2020: —%; Q1 2020: —%]

Average Annual Total Returns (For the periods ended December 31, 2024)	1 year	5 years	10 years
Class I-2 (incepted March 30, 2012) (before taxes)	[ ]%	[ ]%	[ ]%
Class I-2 (after taxes on distributions)	[ ]%	[ ]%	[ ]%
Class I-2 (after taxes on distributions and Sales of Fund shares)	[ ]%	[ ]%	[ ]%
Class A (incepted 1/16/2024) (before taxes)	[ ]%	[ ]%	[ ]%
Class I (incepted 1/16/2024) (before taxes)	[ ]%	[ ]%	[ ]%
MSCI All Country World (“ACWI”) Index (net) (reflects no deductions for fees, expenses or taxes) [1]	[ ]%	[ ]%	[ ]%
MSCI World Index (net) (reflects no deductions for fees, expenses or taxes) [1]	[ ]%	[ ]%	[ ]%
1 The broad-based market index for the Fund is the MSCI All Country World (“ACWI”) Index (net). The Fund is also benchmarked to the MSCI World Index (net) for the purpose of performance measurement.
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Capital Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Howard Gleicher, CFA, Chief Executive Officer and Chief Investment Officer	Since 2012
Gregory D. Padilla, CFA, Principal and Portfolio Manager	Since 2014

Purchase and Sale of Fund Shares and Tax Information – please turn to the Additional Summary Information section on page 99 in this Prospectus.

ADDITIONAL SUMMARY INFORMATION

Purchase and Sale of Fund Shares
Once you have established an account, you may generally purchase or redeem (sell) shares of a Fund (each a “Fund,” together the “Funds”) of the Aristotle Funds Series Trust (“Aristotle Funds” or the “Trust”) on any business day by mail (Aristotle Funds, c/o U.S. Bank Global Fund Services, P.O. Box 219231, Kansas City, MO 64121-9231), overnight mail (Aristotle Funds, c/o U.S. Bank Global Fund Services, 801 Pennsylvania Ave, Suite 219231, Kansas City, MO 64105-1307), by telephone by calling customer services at 844-ARISTTL (844-274-7885) or by wire or electronic funds transfer. For accounts established through a broker-dealer or other financial intermediary, please contact your financial professional to purchase or redeem shares.
For Class A and Class C shares, the minimum initial investment is $1,000, and the minimum subsequent investment is $50. For Class I shares, the minimum initial investment is $500,000 for Institutional Investors, with no minimum for subsequent investments. Class I shares are only available to eligible investors. Class R6 shares generally have no minimum for initial or subsequent investments, except for certain institutional investors who purchase Class R6 shares directly with the Trust’s transfer agent for which the minimum initial investment is $1,000,000 with no minimum for subsequent investments. Class R6 shares are only available to eligible investors. No dealer compensation, marketing support payments, or sub-transfer agency fees are paid on Class I or Class R6 shares. There is no minimum initial or subsequent investment for Class I-2 shares, because they are generally only available to investors in fee-based advisory programs. Not all classes are available for direct investment for all Funds. The Trust reserves the right to waive or change minimum investment amounts at its discretion. The Trust and Foreside Financial Services, LLC, the distributor and principal underwriter for the Trust (the “Distributor”), reserve the right to reject any request to buy shares.
Purchase and sale orders for accounts held directly with the Trust are executed at the next-calculated net asset value (“NAV”), plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Milwaukee, WI. Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form.
Tax Information
Each Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as through a “fund supermarket” where a variety of mutual funds from different fund families are offered through your broker-dealer or other financial intermediary), the Trust and its related companies may pay the broker-dealer or other financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS
You should consult with your financial professional to determine which Fund may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if a change in your investment strategy is needed. The investment adviser to the Trust is Aristotle Investment Services, LLC (“AIS”). Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Portfolio Optimization Growth Fund and Aristotle Portfolio Optimization Aggressive Growth Fund (together, the “Portfolio Optimization Funds”) are funds of funds sub-advised by Pacific Life Fund Advisors LLC (“PLFA”) that seek to achieve their investment goals by investing in Class I shares of certain other Funds within the Trust (the “Underlying Aristotle Funds”) and unaffiliated exchange-traded funds (“ETFs”). AIS has retained affiliated portfolio management firms to manage the investment program for the Underlying Aristotle Funds. Aristotle Ultra Short Income Fund, Aristotle Short Duration Income Fund, Aristotle Core Income Fund, Aristotle Core Bond Fund, Aristotle Strategic Income Fund, Aristotle Floating Rate Income Fund and Aristotle High Yield Bond Fund (the “Fixed Income Funds”) are sub-advised by Aristotle Pacific Capital, LLC (“Aristotle Pacific”). Aristotle Small/Mid Cap Equity Fund and Aristotle Small Cap Equity Fund (together with Aristotle Growth Equity Fund, Aristotle Core Equity Fund, Aristotle Value Equity Fund, Aristotle International Equity Fund and Aristotle/Saul Global Equity Fund, the “Equity Funds”) are sub-advised by Aristotle Capital Boston, LLC (“Aristotle Boston”). Aristotle Growth Equity Fund and Aristotle Core Equity Fund are sub-advised by Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”). Aristotle Value Equity Fund, Aristotle International Equity Fund and Aristotle/Saul Global Equity Fund are sub-advised by Aristotle Capital Management, LLC (“Aristotle Capital”). More information on AIS, PLFA, Aristotle Pacific, Aristotle Boston, Aristotle Atlantic and Aristotle Capital can be found in the About Management section of this Prospectus.
Please read this Prospectus carefully before investing or sending money and keep it for future reference. You should read the complete description of the Funds in this Prospectus and be aware that any time you invest, there is a risk of loss of money.
The following provides general investment information that applies to all Funds offered in this Prospectus, unless otherwise noted. For a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ holdings as well as each Fund’s non-principal investment strategies and descriptions of securities, see the Trust’s Statement of Additional Information (“SAI”).
General Investment Information
Each Fund is subject to regulation under the Investment Company Act of 1940, as amended (“1940 Act”) and, with the exception of the Aristotle Growth Equity Fund, is classified as diversified under the 1940 Act. Aristotle Growth Equity Fund is classified as non-diversified under the 1940 Act. Although some of the Funds may have names or investment goals that resemble other mutual funds managed by the same investment adviser or sub-adviser (each, a “Manager”), they may not have the same underlying holdings or performance as those other mutual funds. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended

(“IRC”). The Funds’ stated investment goals are not fundamental and can be changed without shareholder approval. Unless a particular investment policy is identified as fundamental in the SAI, the Trust’s board of trustees (“Board”) may change investment policies of a Fund without shareholder approval. Generally, there are changes to a Fund’s investment policies when an existing Manager is replaced, to reflect the new Manager’s investment style and practices.
A Fund may have investment policies on the amount that it can invest in certain kinds of securities, certain countries or credit ratings or capitalizations of securities. These investment policies apply at the time the investment is made so a Fund generally may continue to hold positions which met the investment policies at the time of investment but subsequently do not meet such policies. Additionally, a Fund may continue to invest in investments that move outside such policies for reasons such as dividend reinvestments or corporate actions. A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares outstanding. Since companies’ market capitalizations fluctuate due to price volatility, capitalization ranges of the indices used to determine eligibility may be affected. Therefore, the capitalization ranges may be modified from time to time. Capitalization is determined at the time of investment. Accordingly, a Fund which invests principally in the securities of small-capitalization companies may continue to hold those securities even if they become mid-capitalization companies. Similarly, a Fund which invests principally in securities of mid-capitalization companies may continue to hold those securities even if they become large-capitalization companies. Conversely, a Fund which invests principally in the securities of large-capitalization companies may continue to hold those securities even if they become mid-capitalization companies. Many of the benchmark indices that are used to give you an idea of the capitalization range for the size of companies in which a Fund may invest are periodically reconstituted by the index provider. When this is done, it is possible that a Fund may hold a significant number of holdings with capitalizations that are no longer within the capitalization range of the reconstituted index.
Some investment policies are in place due to regulatory requirements relating to the name of the particular Fund (a “Name Test Policy”) and impose an 80% investment minimum consistent with the applicable Fund’s name. The Name Test Policy is applied to a Fund’s net assets, plus the amount of any borrowings for investment purposes. Other than for the Name Test Policy, if net assets are not specified, then percentage limits refer to a Fund’s total assets. Please see the SAI for additional information on the Name Test Policy.
Duration is a mathematical measure of a Fund’s or security’s price sensitivity to changes in interest rates. Each year of duration represents an expected 1% change in the NAV of a Fund or security for every 1% change in interest rates. So, the longer a Fund’s or security’s duration, the more sensitive it will be to changes in interest rates. As such, a Fund with a long average duration (generally above 10 years) or intermediate average duration (generally between 3 and 10 years) will be more sensitive to changes in interest rates than a Fund with a short average duration (generally less than 3 years). For example, if a Fund has a weighted average duration of 5 years, its NAV would be expected to fall about 5% when interest rates rise by 1%. Duration is not necessarily equal to maturity. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas duration factors in the pattern of all payments of interest and principal over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate is reset (in the case of floating rate securities).
Weighted average maturity is the average of the current maturities of all bonds held by a Fund, calculated to weight more heavily those bonds held in higher dollar values by the Fund. Weighted average maturity is important to investors as an indication of a fund’s sensitivity to changes in interest rates. Usually, the longer the weighted average maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal which can shorten the weighted average maturity of a fund. Therefore, in the case of a Fund which holds mortgage-related securities, asset-backed securities and similar types of securities, the weighted average maturity of a Fund is equivalent to its weighted average life. Weighted average life is the weighted average maturity of the cash flows in the securities held by a Fund given certain prepayment assumptions.
All of the Funds in this Prospectus, except the Portfolio Optimization Funds (defined below) are available for investment by Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Portfolio Optimization Growth Fund and Aristotle Portfolio Optimization Aggressive Growth Fund (together, the “Portfolio Optimization Funds”), which are funds that invest in other funds to achieve their investment goals (a “fund of funds”). The Funds eligible for investment by the Portfolio Optimization Funds may be referred to herein individually as an “Underlying Fund,” and together, as the “Underlying Funds.” Changes to the target allocations or rebalancing of a Portfolio Optimization Fund can result in the transfer of assets from one Fund to another. To implement any allocation changes for a fund of funds (including periodic rebalancing, changes in Managers or their investment personnel, and reorganizations of Funds), the applicable Funds may temporarily use or increase their use of derivatives, such as futures contracts to obtain exposure to desired investments, which (if principally used) can temporarily subject these Funds to derivatives risk and leverage risk generally, along with risks specific to those derivatives. These changes, which occur without shareholder approval, may result in the sale of securities or other holdings, which can increase portfolio turnover and trading costs, potentially reducing a Fund’s performance.
The portfolio turnover rate excludes the purchase and sale of certain investments such as most derivative instruments, investments made on shorter-term basis or instruments with a maturity of one year or less at the time of investment. Accordingly, a Fund that uses such instruments may have a higher portfolio turnover rate than as disclosed in its Fund summary. Certain Funds may engage in active and frequent trading (over 100% turnover of portfolio securities). High portfolio turnover rates may cause a Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.
In connection with the commencement of operations for a new Fund or during a change in Manager (including the addition or removal of a sub-adviser) for an existing Fund, a Fund may temporarily deviate from investment guidelines (including the use of derivatives, such as futures, as well as holdings in cash and cash equivalents) in order to reasonably and economically obtain market exposure and manage cash flows. As a result of a change in Manager (including the addition/removal of a sub-adviser), certain investment strategies of a Fund may change as described in a supplement that will be provided to impacted shareholders in advance of this transition. In order to facilitate these changes, a portion of the Fund’s holdings may be sold, and new investments purchased, in accordance with recommendations received from the pending new Manager. AIS, the investment adviser to the Funds, may begin this transitioning prior to the transition effective date if AIS determines that doing so is in the best interest of Fund shareholders.
Each Fund is impacted by the liquidity of its investments. Liquidity risk for a Fund is defined as the risk that such Fund would not be able to meet requests to redeem shares without the significant dilution of the interests of the remaining investors in that Fund. To address this risk, unless otherwise noted, all Funds may hold some cash or cash equivalents for redemption purposes.

Each Fund may hold illiquid investments from time to time, depending upon market conditions and events. An illiquid investment is defined as an investment not reasonably expected to be sold or disposed of under current market conditions in seven calendar days or less without significantly changing the value of the investment. An investment, even one that is generally very liquid, may become less liquid or illiquid. A Fund may not acquire illiquid securities if, as a result of such purchases, illiquid holdings would comprise more than 15% of the value of the Fund’s net assets. If the value of a Fund’s illiquid investments exceeds 15%, that Fund may not make any additional purchases of illiquid investments. If, through the appreciation of illiquid securities or the depreciation of liquid securities or other factors (such as the determination of previously liquid securities as illiquid), a Fund’s net assets are in excess of 15% of illiquid investments, AIS will take appropriate steps to address the liquidity of that Fund in accordance with the Trust’s Liquidity Risk Management Program.
The Manager of a Fund may (but is not required to) take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, industry, political or other conditions to try to protect the Fund from potential loss, for redemptions, at start-up of a Fund, in connection with the liquidation of a Fund, or where the sub-adviser or co-sub-adviser of a Fund is no longer managing the Fund. These shifts may alter the risk/return characteristics of a Fund and cause a Fund to miss investment opportunities and not to achieve its investment goal. Temporary defensive positions could detract from investment performance in a period of rising market prices but may reduce the severity of losses in a period of falling market prices and provide liquidity for making additional investments or for meeting redemptions. Furthermore, such investment decisions may not anticipate market trends successfully. For further information on the types of investments that a Fund may make while assuming a temporary defensive position, see the Trust’s SAI, which can be obtained as described in the Where to Go for More Information section of this Prospectus.
The investment objectives and principal investment strategies of each Fund are described in the Fund Summaries section of this Prospectus.
Additional Information About Principal Risks
Risk is the chance that you will lose money on an investment, or that it will not earn as much as you would expect. Every mutual fund has some degree of risk depending on its investments and strategies. The following provides additional information about the principal risks of the Funds identified in the Fund Summaries section. All risks described in this Additional Information About Principal Risks section are listed alphabetically for reader ease and not by importance of the risk to the Funds as they are in the Fund Summaries sections.

Principal Risk	Aristotle Core Bond Fund	Aristotle Core Equity Fund	Aristotle Core Income Fund	Aristotle Floating Rate Income Fund	Aristotle Growth Equity Fund	Aristotle High Yield Bond Fund	Aristotle International Equity Fund	Aristotle Portfolio Optimization Aggressive Growth Fund	Aristotle Portfolio Optimization Conservative Fund
Active Management Risk	•	•	•	•	•	•	•	•	•
Asset Allocation Fund of Funds Risk								•	•
Conflicts of Interest Risk								•	•
Convertible Securities Risk
Credit Risk	•		•	•		•			•
Currency Risk					•		•	•	•
Debt Securities Risk	•		•	•		•			•
Emerging Markets Risk		•					•	•	•
Equity Securities Risk		•			•		•	•	•
ETF Risk		•						•	•
Financial Sector Risk	•								•
Floating Rate Loan Risk			•	•		•			•
Foreign Investment Risk	•	•	•	•	•	•	•	•	•
Geographic Focus Risk								•
Geographic Risk Related to Europe							•	•
Growth Companies Risk					•			•
Healthcare Sector Risk								•
High Yield/High Risk or “Junk” Securities Risk			•	•		•			•
Index Sampling Risk								•	•
Industry Concentration Risk									•
Information Technology Sector Risk		•			•			•
Interest Rate Risk	•		•	•		•			•
Large-Capitalization Companies Risk		•			•		•	•	•
Liquidity Risk			•	•		•	•		•
Mid-Capitalization Companies Risk		•			•		•	•	•
Mortgage-Related and Other Asset-Backed Securities Risk	•		•						•
Non-Diversification Risk					•			•
Passive Management Risk								•	•
Preferred Stock Risk		•						•
REIT Investment Risk		•			•			•	•
Sector Focus Risk	•	•	•	•	•	•	•	•	•

Principal Risk	Aristotle Core Bond Fund	Aristotle Core Equity Fund	Aristotle Core Income Fund	Aristotle Floating Rate Income Fund	Aristotle Growth Equity Fund	Aristotle High Yield Bond Fund	Aristotle International Equity Fund	Aristotle Portfolio Optimization Aggressive Growth Fund	Aristotle Portfolio Optimization Conservative Fund
Securities Lending Risk								•	•
Small-Capitalization Companies Risk		•			•		•	•
Underlying Fund Risk		•	•	•	•	•	•	•	•
U.S. Government Securities Risk	•		•						•
Value Companies Risk							•	•	•
Warrants and Rights Risk		•			•			•

Principal Risk	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund	Aristotle Short Duration Income Fund	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Value Equity Fund	Aristotle/Saul Global Equity Fund
Active Management Risk	•	•	•	•	•	•	•	•	•	•
Asset Allocation Fund of Funds Risk	•	•	•
Conflicts of Interest Risk	•	•	•
Convertible Securities Risk							•
Credit Risk	•	•	•	•			•	•
Currency Risk	•	•	•				•			•
Debt Securities Risk	•	•	•	•			•	•
Emerging Markets Risk	•	•	•							•
Equity Securities Risk	•	•	•		•	•	•		•	•
ETF Risk	•	•	•						•	•
Financial Sector Risk				•			•	•
Floating Rate Loan Risk	•	•	•	•			•			•
Foreign Investment Risk	•	•	•	•			•	•	•
Geographic Focus Risk	•	•	•
Geographic Risk Related to Europe	•									•
Growth Companies Risk	•	•	•
Healthcare Sector Risk
High Yield/High Risk or “Junk” Securities Risk	•	•	•	•			•
Index Sampling Risk	•	•	•			•
Industrial Sector Risk					•
Information Technology Sector Risk	•	•	•						•	•
Interest Rate Risk	•	•	•	•			•	•
Large-Capitalization Companies Risk	•	•	•						•	•
Liquidity Risk	•	•	•	•	•	•	•	•	•	•
Mid-Capitalization Companies Risk	•	•	•		•	•			•	•
Mortgage-Related and Other Asset-Backed Securities Risk	•	•	•	•			•	•
Non-Diversification Risk	•		•
Passive Management Risk	•	•	•
Preferred Stock Risk	•		•
REIT Investment Risk	•	•	•
Sector Focus Risk	•	•	•	•	•	•	•	•	•	•
Securities Lending Risk	•	•	•
Small-Capitalization Companies Risk	•		•		•	•			•	•
Underlying Fund Risk	•	•	•						•	•
U.S. Government Securities Risk	•	•	•	•			•	•
Value Companies Risk	•	•	•		•	•			•
Warrants and Rights Risk	•	•	•

Performance of a Fund will vary – Performance is affected by changes in the economy and financial markets. The value of a Fund changes as its asset values go up or down. The value of your shares will fluctuate, and when redeemed, may be worth more or less than the original cost. The timing of your investment may also affect performance.

•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. A portfolio manager’s investment strategies are also discretionary and there can be no assurance that their investment strategies will be advantageous for a Fund. From time to time, the activities of a portfolio manager’s firm (and/or its affiliates) may be limited because of regulatory restrictions and/or their own internal policies or market, liquidity or other issues which may limit the investment opportunities for a Fund managed by such firm. Investments held for cash management or temporary defensive investing purposes can fluctuate in value and are subject to risk, including market and regulatory, interest rate and credit risks. Uninvested cash will be subject to the credit risk of the depositary institution holding the cash, in which case it is possible that no income would be earned on the cash and yield would go down. If significant assets are used for cash management or defensive investing purposes, investment goals may not be met.
•Asset Allocation Fund of Funds Risk: If a Fund is a fund of funds, it will be exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Asset allocation decisions, techniques, analyses, or models implemented by the sub-adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, this theory assumes that asset classes do not move in tandem and that positive returns in one asset class will help offset negative returns in another asset class. You still may lose money if this theory proves incorrect and/or experience price volatility. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund’s Manager’s investment decisions or other factors, the sub-adviser estimates each Underlying Fund’s investment exposures to determine a Fund’s allocations to the Underlying Fund. As a result, a Fund’s actual allocation to an Underlying Fund, as applicable, may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and the sub-adviser’s assumptions about asset classes and Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds. A Fund’s performance is also closely related to its Underlying Funds’ performance and ability to meet their investment goals. Fund shareholders also bear indirectly their proportionate share of the expenses of the respective Underlying Fund in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. To the extent that a Fund invests a significant portion of its assets in a single Underlying Fund, it may be more susceptible to risks associated with that fund and its investments.
•Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. With respect to retaining new Managers for Underlying Funds, if an affiliate of the investment adviser has investment advisory capabilities in investment strategies used or to be used by an Underlying Fund, then the investment adviser may be influenced to recommend its affiliate as Manager of that Underlying Fund. With respect to Underlying Funds already managed by an affiliate of the investment adviser, these competing interests may influence the investment adviser with regard to remedial measures that it might recommend in the event such a Fund was underperforming. For example, in the case of an underperforming Underlying Fund managed by an affiliate of the investment adviser, the investment adviser may be influenced to recommend the pursuit of remedial measures other than replacement of its affiliate as a Manager of the Fund and to pursue such remedial measures for a longer period of time than might be the case if the Underlying Fund were managed by an unaffiliated Manager. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underling Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may not take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
PLFA provides asset allocation advisory services to various mutual funds. Although some of the Funds sub-advised by PLFA may have names or investment goals that resemble other Funds managed by PLFA, they will not have the same allocation percentages, underlying holdings or performance.
•Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
•Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically. The credit quality of securities can change rapidly in certain market environments, particularly during volatile markets or periods of economic uncertainty or downturn, and the default of a single holding could cause significant NAV deterioration. A debt security’s issuer (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk.
Even though certain securities (such as loans) may be collateralized, there is no assurance that the liquidation of any collateral would satisfy interest and/or principal payments due to a Fund on such securities, or that such collateral could be easily liquidated in the event of a default. Such collateral may be difficult to identify and/or value, and if the value of the underlying collateral depreciates, recovery upon default may be difficult to realize. A Fund’s debt investments (also known as debt securities, debt obligations and debt instruments) may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or, if unrated, determined by the sub-adviser to be of comparable quality. High-Quality Debt

Instruments are those rated in one of the two highest rating categories (the highest category for commercial paper) or if unrated, are of comparable quality as determined by the sub-adviser. Investment Grade Debt Instruments are those defined as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO” or “Rating Agencies”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the sub-adviser to be of comparable quality, each at the time of purchase. “Split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, are deemed to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above. Non-investment Grade (High Yield/High Risk) Debt Instruments (sometimes called “junk bonds”) are those that are at the time of investment unrated or rated by a NRSO lower than, for example, Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are considered predominantly speculative and are more likely to default with respect to the issuer’s ability to repay principal and interest than higher rated securities. Ratings of CCC for Fitch and S&P or Caa for Moody’s, for example, indicate a current vulnerability for default (“stressed”). Ratings below those levels indicate a higher vulnerability to default (“distressed”) or default itself. A rating of D for S&P indicates that the security has defaulted.
Ratings are provided by credit rating agencies which specialize in evaluating credit risk, but there is no guarantee that a highly rated debt instrument will not default or be downgraded. Each agency applies its own methodology in measuring creditworthiness and uses a specific rating scale to publish its ratings opinions. Ratings tables for three of the most commonly used Rating Agencies and each of their categories of investment grade debt and non-investment grade debt are described in the following table. For further information regarding ratings, please see Appendix A of the Trust’s SAI.
Credit Ratings Chart

Long-term ratings		Standard & Poor’s1,3	Moody’s2	Fitch[1,3]
	Investment grade debt categories	AAA	Aaa	AAA
		AA	Aa	AA
		A	A	A
		BBB	Baa	BBB
	Non-investment grade debt (sometimes called “junk bonds”) categories	BB	Ba	BB
		B	B	B
		CCC	Caa	CCC
		CC	Ca	CC
		C	C	C
		D	—	—
Short-term ratings	Highest three ratings	A-1	P-1	F1
		A-2	P-2	F2
		A-3	P-3	F3
	Other ratings	B	NP	B
		B-1		C
		B-2		RD
		B-3		D
C
D
1 Long-term ratings by Standard & Poor’s and Fitch from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. For example, BBB- is the lowest investment grade; BB+ is the highest non-investment grade.
2 Moody’s adds numerical modifiers 1, 2, and 3 to each generic bond rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. For example, Baa3 is the lowest investment grade; Ba1 is the highest non-investment grade.
3 Short-term ratings within the A-1 and F1 categories may be designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
•Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of a Fund’s investments denominated in or with exposure to that foreign currency. For Funds that may hold short currency exposure, an appreciation in the value of the currency shorted would incur a loss for the Fund. As a currency control, certain countries aim to fix (or “peg” or “manage”) the exchange rates of their currencies against other countries’ currencies (the reference currency), rather than allowing them to fluctuate based on market forces. A pegged currency typically has a very narrow band of fluctuation (or a completely fixed rate) against the value of its reference currency and, as a result, may experience sudden and significant decline in value if the reference currency also declines in value. A managed currency establishes minimum exchange rates against its reference currency and, as a result, is not allowed to fall below a certain level against the reference currency but can rise above the reference currency’s value. There is no guarantee that these currency controls will remain in place and if these exchange rates were allowed to fluctuate based on market forces (for instance, a currency is “de-pegged” against its reference currency), there can be large losses as a result of exchange rates movements, which may adversely impact a Fund’s returns. In addition, the use of foreign exchange contracts (such as forward foreign currency contracts) to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.
•Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including but not limited to interest rate risk and credit risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
•Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Information, including financial information, about companies in emerging markets may be less available and reliable which can impede a Fund’s ability to evaluate companies in emerging markets. In addition, the taxation systems at the federal, regional, and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. If an international body (such as the United Nations) or a sovereign state (such as the United States) imposes economic sanctions, trade embargoes or other restrictions against a government of an emerging market country or issuers, a Fund’s investments in issuers subject to such restrictions may be frozen or otherwise suspended or restricted, prohibiting or impeding the Fund from selling or otherwise transacting in these investments, and a Fund may be prohibited from or impeded in investing in such issuers or may be required to divest its holdings in such issuers, which may result in losses to the Fund.
Governments in emerging market countries may also intervene in their economies and financial markets to a greater degree than more developed countries. Such government intervention could cause issuers in emerging markets to have limited reliable access to capital and cause the Fund to be unable to access or transact in its investments in such markets, including cash holdings. Greater governmental control could also require repatriation of sales proceeds. The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. This may include limiting the ability to conduct due diligence on issuers located in emerging market countries; a lack of access by the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers for PCAOB registered accounting firms located in certain emerging market countries (especially China); restricting the ability of U.S authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.
A Fund may be exposed to this risk by directly investing in companies domiciled in emerging market countries or indirectly, by investing in companies domiciled in developed market countries which either invest in or conduct a portion of their businesses in emerging market countries or by investing in securities denominated in emerging market currencies. Depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and similar securities that represent interests in a foreign (non-U.S.) company’s securities that have been deposited with a bank or trust and that trade on a U.S. exchange or over-the-counter are subject to the same risks of investments in securities of foreign issuers and securities of companies with significant foreign exposure described above. In addition, these securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
•Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•ETF Risk: Investing in an ETF will provide a Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their NAVs. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for several reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. A Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

•Financial Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. The profitability of financial services companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or as a result of increased competition. During a general market downturn, numerous financial services companies may experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or even cease operations. These actions may cause the securities of a financial services company to experience dramatic declines in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.
•Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to a Fund. As a result, a Fund that invests in floating rate loans may be subject to greater liquidity risk than a Fund that does not. Funds that invest in floating rate loans take steps to maintain adequate liquidity, such as borrowing cash under a line of credit or other facility through their custodian bank; however, these actions may increase expenses to a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress. An issuer’s long-term ability to make payments on below investment grade loans is considered speculative. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. In a loan participation, a Fund may participate in such syndications, or buy part of a loan, becoming a part lender. In a loan participation, a Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. In addition, a Fund may not be able to control the exercise of remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. In purchasing an assignment, a Fund succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
Floating rate loans are also subject to prepayment risk. Borrowers may pay off their loans sooner than expected, particularly when interest rates are falling. A Fund investing in such securities will be required to reinvest this money at lower yields, which can reduce its returns. Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. Prepayment and call risk typically occur when interest rates are declining.
In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Conversely, when interest rates are rising, the duration of such securities tends to extend, making them more sensitive to changes in interest rates (extension risk), although floating rate debt securities are typically less exposed to this risk than fixed rate debt securities.
Prices of below investment grade loans are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Floating rate loans generally are subject to restrictions on transfer and may be difficult to sell at a time when the Manager seeks to sell the loan or may only be sold at prices that are less than their fair market value. Fair market value may be difficult to establish for loans. A loan may not be fully collateralized and can decline significantly in value. In addition, access to collateral backing the loan may be limited by bankruptcy or other insolvency laws. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.
A loan may also be in the form of a bridge loan, which is designed to provide temporary or “bridge” financing to a borrower, pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A bridge loan involves a risk that the borrowers may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A loan may be a senior loan or a junior loan. Senior loans typically provide lenders with a first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to certain limitations of bankruptcy law). However, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated. In addition, senior loans are subject to the risk that a court could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. Any such actions could negatively affect a Fund’s performance. To the extent a Fund invests in junior loans, these loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.
A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. Covenant lite loans generally do not include terms which allow a lender to take action based on a borrower’s performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, the Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.

Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede a Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede a Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which make it more difficult for a Fund to raise cash to pay investors when they redeem their shares in the Fund. A Fund may then have to sell its floating rate loans or other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders, or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders and may be adversely impacted. These actions may impact a Fund’s performance (in the case of holding cash or selling securities) or increase a Fund’s expenses (in the case of borrowing).
It is also unclear whether the U.S. federal securities laws, which afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities, would be available to a Fund’s investments in a loan. This is because a loan may not be deemed to be a security in certain circumstances. In these instances, the Fund may need to rely on contractual provisions in the loan documents for some protections and also avail itself of common law fraud protections under applicable state law, which could increase the risk and expense to the Fund of investing in loans. In addition, holders of such loans may from time to time receive confidential information about the borrower. In certain circumstances, this confidential information may be considered material non-public information. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, a Fund that receives confidential information about a borrower for loan investments might be unable to trade securities or other instruments issued by the borrower when it would otherwise be advantageous to do so and, as such, could incur a loss. For this reason, a Fund or its Manager may determine not to receive confidential information about a borrower for loan investments, which may disadvantage the Fund relative to other investors who do receive such information.
•Foreign Investment Risk. Investments in securities of foreign issuers and securities of companies with significant foreign exposure, including securities denominated in foreign currencies, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of the relevant foreign market. These factors can cause prices of foreign securities to be more volatile than the prices of securities of U.S. issuers. Special risks associated with investments in foreign markets include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, less government supervision of exchanges, brokers and issuers, greater risks associated with counterparties and settlement and difficulty in enforcing contractual obligations. Political, social, and economic instability, the imposition of economic sanctions, trade restrictions (including tariffs) and other government restrictions by the U.S. and/or other governments, the imposition of currency or capital controls or the expropriation or nationalization of assets in a particular country can cause dramatic declines in a country’s economy and may adversely affect the values of a Fund’s foreign investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Foreign countries may also have different auditing standards than the U.S. Foreign companies are generally subject to different legal standards, and enforcing legal rights can be difficult, costly and slow in certain foreign countries, and can be particularly difficult against foreign governments.
If the United States imposes economic sanctions against a foreign government or issuers, a Fund’s investments in issuers subject to such sanctions may be frozen, prohibiting the Fund from selling or otherwise transacting in these investments, and a Fund may be prohibited from investing in such issuers or may be required to divest its holdings in such issuers, which may result in losses to the Fund. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, changes in interest rates or exchange rates, and withholding and other taxes. These factors can make investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.
Depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and similar securities that represent interests in a foreign (non-U.S.) company’s securities that have been deposited with a bank or trust and that trade on a U.S. exchange or over-the-counter are subject to the same risks of investments in emerging market countries described above, even if denominated in U.S. dollars because changes in currency and exchange rates affect the values of the issuers of depositary receipts. In addition, these securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Among the foreign markets in which a Fund may invest are those countries that are members of the European Union (“EU”). Some of the countries of the EU are currently experiencing financial difficulties and have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank or other governments or institutions. The failure of such countries to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those countries and other countries within this “Eurozone.” In addition, certain EU countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, to the point where such countries could voluntarily abandon, or be forced out of, the euro. These events could globally impact the market values of securities and currencies, cause redenomination into less valuable local currencies and create more volatile and illiquid markets. The United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for EU markets. There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit may also increase the likelihood that other EU members may decide to leave or be expelled from the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events and other socio-political or geo-political issues that are not currently known could have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.
•Geographic Focus Risk: If a Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.
•Geographic Risk Related to Europe: Europe includes both developed and emerging markets. Most Western European countries are members of the European Union (the “EU”), which imposes restrictions on inflation rates, deficits, and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, recessions among European countries and acts of war in the region may have a significant adverse effect on the economies of other European countries, including those of Eastern Europe. In particular, the extent and duration of Russia’s invasion of Ukraine, the resulting sanctions on Russia, the subsequent impact on global markets and trade remain unknown but could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
•Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than “undervalued” companies, for example. A smaller company with a promising product and/or operating in a dynamic field may have greater potential for rapid earnings growth than a larger one. Additionally, many companies in certain market sectors like health care and technology are faster-growing companies with limited operating histories and greater business risks, and their potential profitability may be dependent on regulatory approval of their products or developments affecting those sectors, which increases the volatility of these companies’ securities prices and could have an adverse impact upon the companies’ future growth and profitability.
•Healthcare Sector Risk: The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence.
•High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies or governments that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk due to fewer market participants (buyers/sellers of these assets) and less capital available to market makers (broker-dealers) as compared to higher rated securities, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities. Non-investment grade debt instruments may include securities that are stressed, distressed or in default and are subject to credit risk.
•Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
•Industry Concentration Risk: In order to track the composition of the index for which it seeks corresponding investment results, a passively managed Underlying Fund of the Portfolio Optimization Funds may invest a greater percentage of its assets in a particular industry or group of industries, making that Underlying Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.
•Industrials Sector Risk: The operations and businesses of companies in the industrials sector are subject to several risks. The industrials sector can be affected by government regulation, world events, commodity prices, exchange rates and economic conditions, and liabilities for environmental damage, product liability claims, and general civil liabilities. Companies in the industrials sector may also be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of industrial sector companies may face obsolescence due to rapid technological developments and frequent new product introduction.
•Information Technology Sector Risk: Information Technology companies face numerous risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to information technological innovations or changing consumer preferences. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign investment risk.
•Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable (also known as variable) interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions, and expectations about the foregoing. In addition, as interest rates rise, the value of fixed income investments will generally decrease. The negative impact on debt instruments from interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Certain countries have experienced negative interest rates on certain debt securities. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. During periods when the Federal Reserve raises interest rates, a Fund may be subject to heightened levels of interest rate risk. Floating or adjustable-rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset. An interest rate reset may not completely offset changes in interest rates. Resets that may be tied to an index may not reflect the prevailing interest rate changes. There is a risk of a lag between interest rate and index changes.
•Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies but are still subject to equity securities risk. Large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Leverage Risk: A Fund’s investment in forward commitments, futures contracts, options, or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy gives rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Fund’s principal amount invested. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. There is no guarantee that a Fund will use leverage, or when it does, that a Fund’s leveraging strategy will be successful or produce a high return on an investment.
•Liquidity Risk: Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Liquid investments may become less liquid or illiquid, and thus more difficult to sell, over time or suddenly and unexpectedly. This may occur, for example, as a result of adverse market or economic conditions (including financial distress, or geopolitical events such as sanctions, trading halts or wars) or investor perceptions, which may be independent of any adverse changes to the particular issuer. Less liquidity also means that more subjectivity may be used in establishing the value of the securities or other investments. For example, if market quotations are not readily available or reliable for these investments, the securities or other investments will be valued by a method that reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments. Some securities (such as loans) may have no active trading market and may be subject to restrictions on resale. The markets in which such securities trade may be subject to irregular trading, wide bid/ask spreads and extended trade settlement periods, which may impair a Fund’s ability to sell the holding at the price it has valued the holding causing a decline in the Fund’s NAV. For Funds that invest in floating rate loans, the lack of an established secondary market for floating rate loans may make it more difficult to value illiquid loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund. Investments in companies in turn-around, distress or other similar situations may be or become less liquid than other investments, particularly when the economy is not robust or during market downturns. Reduced liquidity resulting from these situations may impede a Fund’s ability to meet unusually high or unanticipated levels of redemption requests. Each Fund may borrow money to the extent permitted under the 1940 Act to meet redemption requests by Fund shareholders; however, these actions may increase the expenses for a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress. Please see the discussion of Other Expenses under the Additional Information about Fees and Expenses section in this Prospectus.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization (also known as “medium capitalization”) companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes. It may be difficult to sell a mid-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of mid-capitalization companies.
•Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities, including CLOs, are subject to certain risks. The value of these securities will be, as applicable, influenced by the factors affecting the housing market or the market for the assets underlying such securities or the issuers of such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid.
oExtension Risk – Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed or other asset-backed securities, making them more sensitive to changes in interest rates and making any Fund holding such securities more volatile. This is because when interest rates rise, the issuer of a security held by a Fund may make principal payments on that security on a delayed basis. Such delayed principal payments decrease the value of the security. In addition, as payments are received later than agreed upon, a Fund may miss or postpone the opportunity to reinvest in higher yielding investments.

oInterest Rate Risk – When interest rates rise, borrowers with variable interest rate loans may not be able to repay their loans at the higher interest rates. This could cause an increase in defaults and decrease the value of certain mortgage-related or other asset-backed securities.
oSubprime Risk or Credit Risk – Mortgage-related securities may have exposure to subprime loans and subprime mortgages, which are loans or mortgages made to borrowers with lower credit ratings. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, holdings in non-investment grade (high yield/high risk) asset-backed securities, including mortgage pools with exposure to subprime loans or mortgages, have a greater risk of being or becoming less liquid than other debt securities, especially when the economy is not robust, during market downturns, or when credit is tight. Other asset-backed securities, such as CLOs, may also be subject to exposure resulting from loans to borrowers with lower credit ratings, who pose a higher level of default risk.
oPrepayment Risk – In addition, adjustable and fixed rate mortgage-related or other asset-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages (or other debt obligations) sooner than expected. This can reduce a Fund’s returns because it may have to reinvest that money at the lower prevailing interest rates.
oCall Risk – Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. This call risk typically occurs when interest rates are declining.
o U.S. Government Securities Risk – Mortgage-backed securities may be issued by the U.S. government, which are subject to U.S. Government Securities Risk.
oIssuer Risk – Mortgage-backed and asset-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. For mortgage-backed securities, timely payment of interest and principal of non-governmental issuers is often supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer, and there can be no assurance that these private insurers can meet their obligations under the policies. Other asset-backed securities, including CLOs, are subject to economic risks in addition to structural risks, such as the contractual obligations governing the priority of payments, and risks arising from the management of the issuer, including conflicts of interest, departure of personnel or resource constraints, and regulatory or other developments that may adversely impact the manager of the issuer
oStripped Mortgage-Related Securities Risk – Stripped mortgage-related securities can be particularly sensitive to changes in interest rates. Stripped mortgage-related securities are made up of Interest Only (“IO”) and Principal Only (“PO”) components. IOs present a heightened risk of total loss of investment.
•Non-Diversification Risk: A “non-diversified” mutual fund may hold a smaller number of portfolio securities than many other funds. To the extent a non-diversified fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the fund may affect its value more than if it invested in a larger number of issuers. The value of the fund’s shares may be more volatile than the values of shares of more diversified funds.
•Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
•Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Code, or to maintain their exemptions from registration under the 1940 Act. The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

•Sector Focus Risk: A Fund may be invested more heavily from time to time (e.g., over 20% of its assets) in a particular sector (which is more broadly defined than an industry classification). If a Fund is invested more heavily in a particular sector, its performance will be more sensitive to risks and developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.
•Securities Lending Risk: An Underlying Fund of the Portfolio Optimization Funds may engage in securities lending, which involves the risk that an Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. An Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies. In addition, these companies may be more susceptible to the underperformance of a sector in which it belongs and therefore, may be riskier and more susceptible to price changes. It may be difficult or impossible to liquidate a small-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of smaller market capitalizations.
•Underlying Fund Risk: Because a Fund is available for investment by the Portfolio Optimization Funds and thus may have a significant percentage of its outstanding shares held by a Portfolio Optimization Fund, a change in asset allocation by a Portfolio Optimization Fund could result in large redemptions out of a Fund, causing the sale of securities in a short timeframe and potential increases in expenses to a Fund and its remaining shareholders, both of which could negatively impact performance.
•U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations. Some U.S. government securities are supported only by the credit of the issuing agency, which depends entirely on its own resources to repay the debt. Although there are many types of U.S. government securities, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Pursuant to the authorities of the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”), Fannie Mae and Freddie Mac have been in a conservatorship under FHFA since September 2008. Should Fannie Mae and Freddie Mac exit the conservatorship, the effect this will have on the entities’ debt and equities, and on securities guaranteed by the entities, is unclear.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market. These companies may be subject to lower price volatility than companies considered to be “growth” companies. In value investing, the principal belief is that the market overreacts to good and bad news, resulting in stock price movements that do not correspond with a company’s long-term fundamentals. In that case, the result is an opportunity for value investors to profit by buying when the price is deflated. However, the intrinsic value of a company is subjective, meaning there is no empirically “correct” intrinsic value. A portfolio manager’s processes for determining value will vary. There is a risk that a portfolio manager’s determination that a stock is undervalued is not correct or is not recognized in the market.
•Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.
Additional Information About Certain Non-Principal Risks
The following provides information about certain non-principal risks of the Funds. While the likelihood of these risks adversely affecting the Funds’ NAV, yield and/or total return under normal circumstances is lower than the Funds’ principal risks, they could nevertheless negatively impact Fund performance should the situations described below materialize.
•Active and Frequent Trading Risk: All Funds may engage in active and frequent trading which could result in higher levels of current tax liability to shareholders in the Fund. For Funds that operate as funds of funds, purchases and sales of Underlying Fund shares may increase and therefore taxes may be higher for these Funds’ shareholders when a Fund is rebalanced or changes asset allocations, when Underlying Funds undergo Manager changes, including adding a co-manager, or when Underlying Funds are established or liquidated, particularly if a large number of Underlying Fund shares are bought or sold and there are capital gains realized as a result of the transactions (assuming no offset by any realized capital losses). For Funds that do not operate as funds of funds, including Underlying Funds, active and frequent trading can result in higher trading costs as well.
•Cybersecurity Risk: The Funds’ and/or their service providers’ use of the internet, technology and information systems may expose the Funds to risks associated with attack, damage, or unauthorized access. Such risks may include the theft, loss, ransom, misuse, improper release, corruption and/or destruction of, manipulation of, or unauthorized access to, confidential or restricted data relating to the Funds or Fund shareholders, and the compromise, delay or failure of systems, networks, devices and applications relating to Fund operations, such as systems used to enter trades for the Funds’ investments, accounting and valuation systems, or compliance testing systems used to monitor the Funds’ investments. These events could result in losses to the Funds and Fund shareholders and disrupt the Funds’ day-to-day operations and the portfolio management of the Funds, as well as damage the conduct of business among the Funds, Fund shareholders, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, particularly because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries, and other parties with which the Funds transact.
•Derivatives Risk: A Fund’s use of forward commitments, futures contracts, options or swap agreements (types of derivative instruments) as a principal investment strategy subjects the Fund to several risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. These risks are different from, and may be greater than, the risks involved if the Fund were to invest directly in the asset (e.g., a security, currency or index) underlying the derivative (the underlying Reference asset). The use of these instruments may, in some cases, cause a Fund to realize higher amounts of short-term capital gains and ordinary income (generally taxed at ordinary income tax rates) than if the Fund had not engaged in such transactions.
oCounterparty Risk – Derivative transactions that are privately negotiated in the “over-the-counter” market, such as forward commitments and most swap agreements, involve the risk that the party with whom the Fund has entered into the transaction (the counterparty) will be unable to fulfill its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty. Because these instruments are privately negotiated, unlike exchange-traded contracts, they are subject to a greater risk of default or bankruptcy by a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the underlying Reference asset. For derivatives traded on an exchange or through a central clearinghouse, such as futures contracts and most options, counterparty risk is still present with the Fund’s clearing broker, or the clearinghouse itself.
oLeverage Risk – A forward commitment, futures contract, option or swap agreement provides exposure to potential gain or loss from a change in the level of the market price of the underlying Reference asset (such as a security, currency, index or basket of securities) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the Fund’s position. The use of leverage could result in increased return but also creates the possibility for greater loss on the investment (including larger swings in value for the Fund). In some instances, the loss can exceed the net assets of the Fund.
oMarket Risk – Market risk generally refers to risk from potential adverse market movements in relation to a Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns. Price volatility of an investment refers to the variation of changes in that investment’s value over time as a result of market movements. Thus, an investment with higher price volatility is likely to have greater price swings over shorter time periods than an investment with lower price volatility, and a Fund that invests in more volatile investments may see its value also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer. Adverse changes in the value or level of the underlying Reference asset, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. In addition, changes in the value of a derivative may be more sensitive to market factors than, the underlying Reference asset so that the Fund may lose more than the initial amount invested. Market risk may also impact a Fund’s obligations and exposures.
oRegulatory Risk – Governmental and regulatory actions relating to a mutual fund’s use of derivatives (such as forward commitments, futures contracts, options, and swap agreements) and related instruments, including tax law changes, may limit a Fund’s ability to invest or remain invested in derivatives, increase the costs of the Fund’s derivatives transactions and/or adversely affect the value of derivatives and the Fund’s performance. Effective August 19, 2022, the Funds will be subject to the requirements of new Rule 18f-4 under the 1940 Act regarding the use of derivatives, including the adoption of a derivatives risk management program for certain derivatives users as well as policies and procedures to implement the requirements of the rule.
oLiquidity and Valuation Risk – Where an active secondary market for an over-the-counter derivative instrument (such as forward commitments, options, and most swap agreements) is lacking, a Fund may be unable to exercise, sell or otherwise close its position in the instrument, which could expose the Fund to losses and make the position more difficult for the Fund to value accurately. In these circumstances, a Fund may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Less liquidity also means that more subjectivity may be used in establishing the value of the position. For example, if market quotations are not readily available or reliable for these investments, the investments will be valued by a method that reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments.
oOperational Risk – A Fund that engages in derivatives transactions will be subject to risks related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error (including manual processes).
oCorrelation Risk – The value of a forward commitment, futures contract, option, or swap agreement may not correlate precisely with the value of its respective underlying Reference asset, and the Fund could therefore lose more than it invested. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged.
oLegal Risk – Legal risks related to documentation/agreements, capacity or authority of a counterparty, or issues regarding the legality or enforceability of a contract, may limit a Fund’s ability to invest or remain invested in derivatives.
oPremium Risk – A Fund that utilizes options is subject to the risk of losing the premium it paid to purchase an option if the price of the underlying Reference asset decreases or remains the same (for a call option) or increases or remains the same (for a put option). If a call or put option that a Fund purchased were allowed to expire without being sold or exercised, its premium would be a loss to the Fund.

•Investment Style Risk: Each Fund has its own investment style or overall investment strategy (e.g., large-capitalization growth investment style). A Fund’s investment style may shift in and out of favor for reasons including market conditions and investor sentiment.
•Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as management, performance, financial leverage, changes in markets in which the issuer offers goods or services, and reduced demand for the issuer’s goods or services.
•Large Transaction Risk: A Fund may experience adverse effects when large shareholders, or a number of shareholders collectively, rapidly or unexpectedly purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also result in taxable income and/or gains for a Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by a Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause a Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, a Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time.
•Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing a Fund to alter its existing strategies or potentially, to liquidate and close.
Markets may, in response to governmental actions or intervention, or general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other events, including a public health crises and pandemics, experience periods of high volatility and reduced liquidity. During those periods, the Funds may experience high levels of shareholder redemptions, and may have to sell securities at times when they would otherwise not do so, and potentially at unfavorable prices. Securities may be difficult to value during such periods. The COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The impact of COVID-19, and other epidemics and pandemics that arise in the future, could affect economies, companies, and the market in general ways that cannot necessarily be foreseen at the present time.
Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of a Fund’s investments may become highly volatile and/or illiquid. In such an event, the Fund may find it difficult to sell some or all of its investments and, for certain assets, the trade settlement period may be longer than anticipated. The fewer the number of issuers in which a Fund invests and/or the greater the use of leverage, the greater the potential volatility of the Fund’s portfolio. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The U.S. Federal Reserve has raised interest rates from historically low levels and may continue to do so. Please refer to debt securities risk and interest rate risk above.
Political, social or financial instability, civil unrest, geopolitical tensions, wars, acts of terrorism, and rapid technological developments (such as artificial intelligence) are other potential risks that could adversely affect a Fund’s investments or markets generally. In addition, political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect a Fund’s investments in issuers located in, doing business in or with assets in such countries. Any or all of the risks described herein can increase some or all of the other risks associated with a Fund’s investments, including, among others, debt securities risks, liquidity risk, and valuation risk.
•Natural Disasters Risk: Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.
•Price Volatility Risk: The values of all of a Fund’s investments have the potential to be volatile. Price volatility of an investment refers to the variation of changes in that investment’s value over time. Thus, an investment with higher price volatility is likelier to have greater price swings over shorter time periods than an investment with lower price volatility and a fund that invests in more volatile investments may see its price also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
•Redemption Risk: A Fund could experience a loss when selling securities, including securities of other investment companies, to meet redemption requests by shareholders if the redemption requests are unusually large or numerous, occur in times of market turmoil or declining prices for the securities sold, or when the securities to be sold are illiquid. Such redemptions may also increase expenses to the Fund and cause the sale of securities in a short timeframe, both of which could negatively impact performance.
•Valuation Risk: Valuation risk is the risk that a Fund will not value its investments in a manner that accurately reflects their market values or that a Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. The valuation of each Fund’s investments involves subjective judgment and some valuations may involve assumptions, projections, opinions, discount rates, estimated data points and other uncertain or subjective amounts, all of which may prove inaccurate. In addition, the valuation of certain investments held by a Fund may involve the significant use of unobservable and non‑market inputs. Certain securities in which a Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. Technological issues or other service disruption issues involving third party service providers may also cause a Fund to value its investments incorrectly. Incorrect valuations of a Fund’s portfolio holdings could result in a Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.

SHAREHOLDER ACCOUNT INFORMATION

Choosing a Share Class
Class A, Class C, Class I, Class R6 and Class I-2 shares of the Funds are continuously offered through the Distributor. Shares of the Trust’s Funds are generally purchased through broker-dealers, which may be affiliated with financial firms, such as banks and retirement plan administrators, and which have entered into selling group agreements with the Distributor (collectively, “selling group members”). Such selling group members and their financial intermediaries, as well as other service providers (such as registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, and financial consultants) may be referred to as a “financial intermediary” or “financial intermediaries.”
Your financial intermediary can help you choose the Fund or Funds that are appropriate for you based upon your investment goal, risk tolerance, time horizon, and other factors. Your financial intermediary can also explain to you the various expenses associated with each share class and help you choose the share class that is most appropriate for you. Your financial intermediary may also assist you with establishing your account with the Trust. You should note, however, that if you invest in the Funds through a financial intermediary, different guidelines, conditions and restrictions may apply than if you held your shares in the Fund directly or through another financial intermediary. We encourage you to discuss the different options with your financial intermediary and review the Trust’s SAI as well as the Appendix to this Prospectus for more information. You should note that if the relationship between your brokerage firm and you or the Trust is terminated, your account may become a temporary “orphan” account and you will be requested to establish a new relationship with another selling group member. If you hold your shares with a financial intermediary (either in a networked account or through an omnibus platform) and you change intermediaries, please contact your new financial intermediary for information on transferring your account. If the relationship between your financial intermediary and the Trust is terminated, please note that your shares may be subject to certain delays and restrictions or even redemption; please contact your financial intermediary for further information.
The class of shares that best corresponds with your financial goals depends upon several factors. All share classes of a Fund may not be available through a broker-dealer or financial firm.
When choosing among classes, you should consider the following questions:
•How long do I plan to hold the shares?
•How much money do I intend to invest?
•Will I be purchasing more shares in the future?
•What expenses will I pay for each class?
•Do I qualify for any sales charge discounts?
You should also understand how the various fees, expenses, and charges would affect your investment over time. Once you understand the differences among the share classes, you can then make an informed decision and select a share class that matches your needs, resources, and investment timeline. Your financial intermediary will generally receive compensation no matter which share class you select; however, that compensation may vary between share classes and may vary with the size of your investment. Thus, a financial intermediary may have an incentive for you to invest in one share class over another.
Although the share class that you choose is ultimately your decision, you should seek to learn which share class is economically more attractive for your particular situation so that you can make an informed decision. For more information on share classes or other mutual fund investing topics, please refer to the websites of the Financial Industry Regulatory Authority (www.finra.org) and the SEC (www.sec.gov/investor).

The sections that follow contain more detailed information about the share classes; how to buy, sell and exchange shares; and other information about the Funds.

OVERVIEW OF THE SHARE CLASSES

Each Fund of the Trust may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular share class; (ii) the initial sales charges and CDSCs, if any, applicable to the class; (iii) the distribution (12b-1) fee, if any, or service fees paid by the class of shares; (iv) any shareholder privileges that are applicable to a particular share class that would entitle you to reductions or waivers on sales charges, including contingent deferred sales charges, that might otherwise apply to a purchase or sale, as described further below in this section and in the Appendix to this Prospectus; and (v) any services you may receive from a financial intermediary. Please consult with your financial professional to assist you in making your decision. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with eligibility requirements such as investor type and investment minimums. Please refer to the Prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes. Because the information in this section and in the Appendix to this Prospectus about sales charges and waivers and reductions of sales charges is disclosed in this Prospectus (including the Appendix) and the Trust’s SAI, and both this Prospectus (including the Appendix) and the SAI are posted on the Aristotle Funds website, this information is not separately provided on the website.

Share Class	Front-end Sales Charge	Annual Distribution and/or Service Fees	CDSC	Conversion to Class A Shares
Class A	YES— initial sales charge which may be waived or reduced.	0.25%	NONE —refer to the Contingent Deferred Sales Charges (“CDSCs”) subsection.	N/A
Class C	NONE	1.00%	YES —1.00% on shares redeemed within one year of purchase.	YES – after six (6) years.
Class I	NONE	NONE	NONE	NO
Class R6	NONE	NONE	NONE	NO
Class I-2	NONE	NONE	NONE	NO

Share Class Eligibility
Class A and Class C Shares
Class A and Class C shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans, as well as to AIS and its affiliates. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class I Shares
Class I shares are available to certain Institutional Investors and directly to certain Individual Investors as set forth below, as well as for investment by the Portfolio Optimization Funds:
Institutional Investors are corporations, employee benefit plans, foundations/endowments and managed account programs offered by broker-dealers, registered investment advisers, insurance companies, trust institutions and bank trust departments which charge an asset-based fee to their clients participating in those programs. In a managed account program, the financial intermediary typically charges each investor a single fee based on the value of the investor’s account in exchange for providing various services to that account (like management, brokerage and custody services). Asset-based fees for marketing support or account servicing are not available to be paid to intermediaries with respect to assets invested in Class I shares.
Individual Investors include current and former trustees and officers of the Trust and Pacific Funds Series Trust, the series of which were reorganized with and into corresponding series of the Trust on April 17, 2023, current and former directors, officers, and employees of AIS and its affiliates, and immediate family members of all such persons.
Class I-2 Shares
Class I-2 shares are generally only available to certain employer-sponsored retirement, savings or benefit plans held in plan level or omnibus accounts and managed account programs offered by broker-dealers, registered investment advisers, insurance companies, trust institutions and bank trust departments which charge an asset-based fee to their clients participating in those programs. In a managed account program, the financial intermediary typically charges each investor a single fee based on the value of the investor’s account in exchange for providing various services to that account (like management, brokerage and custody services). Class I-2 shares may also be available on certain brokerage platforms. Investors buying or selling Class I-2 shares through a broker acting as an agent for the investor may be required to pay commissions and/or other charges to the broker.
For the Portfolio Optimization Funds, Class I-2 shares are also available for purchase by current and former trustees and officers of the Trust and Pacific Funds Series Trust, current and former directors, officers and employees of AIS and its affiliates, and immediate family members of all such persons.

Class R6 Shares
Class R6 shares are available for investment without a minimum by (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Aristotle Funds at an omnibus or plan level, including: (i) plans established under IRC Sections 40l(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor; and (3) omnibus accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers. You may be required to provide written confirmation of your eligibility as a member of one of these categories. Asset-based fees for marketing support or account servicing are not available to be paid to intermediaries with respect to assets invested in Class R6 shares. Certain other institutional investors who purchase Class R6 shares directly with the Trust’s transfer agent are subject to a minimum initial investment of $1,000,000. The Trust reserves the right to waive or change eligibility criteria at its discretion. The Trust and Distributor reserve the right to reject any request to buy shares.
Distribution and/or Service Fees
To pay for the cost of promoting the Funds and servicing your account, Class A shares and Class C shares have adopted a Distribution and Service Plan in accordance with Rule 12b-1 (“12b-1”) under the 1940 Act. Because 12b-1 and service fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time and may cause you to pay more than the maximum permitted initial sales charges described in this Prospectus.
Initial Sales Charges
As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge. Because of rounding in the calculation of the “offering price”, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.
Category I — Portfolio Optimization Funds – Class A shares:

Investment	Sales charge as a % of offering price	Sales charge as a % of Net Amount Invested
Under $50,000	5.50%	5.82%
$50,000 to under $100,000	4.75%	4.99%
$100,000 to under $250,000	3.75%	3.90%
$250,000 to under $500,000	3.00%	3.09%
$500,000 to under $1,000,000	2.10%	2.15%
$1,000,000 and over*	0.00%	0.00%
Category II — Aristotle Core Equity Fund, Aristotle Core Income Fund, Aristotle Growth Equity Fund, Aristotle High Yield Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle Strategic Income Fund, Aristotle Value Equity Fund, Aristotle/Saul Global Equity Fund – Class A shares:

Investment	Sales charge as a % of offering price	Sales charge as a % of Net Amount Invested
Under $100,000	4.25%	4.44%
$100,000 to under $250,000	3.50%	3.63%
$250,000 to under $500,000	2.25%	2.30%
$500,000 and over*	0.00%	0.00%
Category III — Aristotle Short Duration Income Fund and Aristotle Floating Rate Income Fund – Class A shares:

Investment	Sales charge as a % of offering price	Sales charge as a % of Net Amount Invested
Under $100,000	3.00%	3.09%
$100,000 to under $250,000	2.25%	2.30%
$250,000 to under $500,000	1.50%	1.52%
$500,000 and over*	0.00%	0.00%
Category IV — Aristotle Ultra Short Income Fund – Class A shares:

Investment	Sales charge as a % of offering price	Sales charge as a % of Net Amount Invested
N/A	None	None

*    Shares will be subject to a CDSC of 1.00% if you sell shares within one year of purchase. Please see the CDSCs on Class A Shares subsection within the Overview of the Share Classes section of this Prospectus for additional information.

As noted in the tables above, discounts (breakpoints) are available for larger purchases.

Sales Charges — Waivers and Reductions (Class A Shares)
The availability of the sales charge waivers and reductions (discounts) described in this section and the following Contingent Deferred Sales Charges (“CDSCs”) section will depend upon whether you purchase or redeem your Class A shares directly from a Fund or through a financial intermediary, as well as through which financial intermediary you transact your shares. Financial intermediary-specific sales charge waivers and reductions that may vary from the waivers and reductions described below are set forth in the Appendix to this Prospectus entitled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries. In all circumstances, it is your responsibility to notify the Fund (if you purchased directly from the Fund) or your financial intermediary (if you purchased through a financial intermediary) at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions.
Waiver of the Class A Initial Sales Charges

Class A shares may be purchased without a front-end sales charge by the following individuals:
•Registered representatives and employees of broker-dealers with a current distribution or selling agreement with the Trust and such broker-dealers’ affiliates;
•Employees of current Managers to the Trust, other service providers to the Trust and their affiliates;
•Immediate family members, as described below under Aggregating Accounts, of all the above referenced persons;
•Investors who purchase through a fee-based advisory program sponsored by a financial intermediary or similar program under which clients pay a fee to the financial intermediary;
•Investors who purchase through an omnibus account sponsored by a financial intermediary that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.);
•Qualified retirement plans where the plan’s investments are part of an omnibus account sponsored by a financial intermediary that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.);
•Pacific Life Individual(k) Program participants who purchase shares in repayment of an outstanding loan under this program; and
•Investors who purchase through a self-directed investment brokerage account offered by a financial intermediary that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.).

Investors will not pay a Class A initial sales charge in the following circumstances:
•When reinvesting dividends and distributions;
•When exchanging Class A shares of one Fund, that were previously assessed a sales charge, for Class A shares of another Fund;
•When acquiring Class A shares of a Fund as a result of an automatic conversion of the Fund’s Class C shares into Class A shares; and
•When acquiring shares as a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.

Reinstatement Privilege	If you sell shares of a Fund and withdraw your money from a Fund, you may reinstate into the same account, within 60 days of the date of your redemption, some or all of the proceeds in that Fund, or the same share class of any Fund that the Trust offers that you own at the time of the reinstatement, without paying a front-end sales charge if you paid a front-end sales charge when you originally purchased your shares. For purposes of the CDSC, if you paid a CDSC when you sold your shares, you would be credited with the amount of the CDSC proportional to the amount reinvested. Reinstated shares will continue to age, as applicable, from the date that you bought your original shares. This privilege can be used only once per calendar year per account. Contact your financial intermediary or Aristotle Funds customer service at 844-ARISTTL (844-274-7885) for additional information. You must identify and provide information to the Trust or your financial intermediary, as applicable, regarding your historical purchases and holdings, and you should also retain any records necessary to substantiate historical transactions and costs because the Trust, its transfer agent, and financial intermediaries will not be responsible for providing this information.
Requirements
To receive a front-end sales charge waiver, the NAV Authorization section must be completed on the applicable Account Application or completed on an Account Maintenance Request form and provided to the Trust in advance of or at the time of purchase. Any financial intermediary initiating a purchase of Class A shares at NAV is responsible for verifying that each purchase is executed in accordance with the waiver guidelines outlined above or in the Appendix to the Prospectus, as applicable. If you or your financial intermediary fail to identify that you qualify for a sales charge waiver, your purchase may include a front-end sales charge.
Reduction of Initial Sales Charge (Class A Shares)
You and your immediate family members can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedule; refer to the Initial Sales Charges subsection of this Prospectus for the sales charge schedule applicable to your Fund. The following may assist you with breakpoint reductions:

Letter of Intent Privilege
Allows you to pledge to purchase Class A shares over a 13-month period and pay the same sales charge (if any) as if the shares had all been purchased at once whether you hold your shares directly with a Fund or through another financial intermediary. Purchases in all account types (e.g., IRA, retail, etc.), and purchases of Classes A and C shares by you and your immediate family members that are provided for purposes of the Letter of Intent will credit towards fulfilling the Letter of Intent on the new account. At the time you enter into the Letter of Intent, you select your total investment goal amount. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Shares equal to 5.5% of the amount of the Letter of Intent will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the Letter of Intent not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you. Capital appreciation, reinvested dividends and reinvested capital gains distributions do not count toward the Letter of Intent amount. After a Letter of Intent has been fulfilled or terminated, any applicable sales charge breakpoints will be determined by Rights of Accumulation if the account includes this privilege.

Rights of Accumulation Privilege	Allows you and your immediate family members and participants of a SIMPLE and SEP group plan to include the current value (calculated at the offering price) or original purchase amounts (calculated net of any applicable sales charges) less withdrawals, whichever is more beneficial, in all share classes of accounts already owned in order to calculate the sales charge breakpoint for the next purchase at the offering price, whether you hold your shares directly with a Fund or through another financial intermediary. Accounts holding Class I, Class I-2, or Class R6 shares cannot be combined for Rights of Accumulation.
Combination Privilege	You may combine all identified orders received on the same day and processed in a single transaction with any Class C shares to reduce your Class A sales charge. Orders related to Class I, Class I-2 or Class R6 shares cannot be used for Combination Privilege purposes.

It is your responsibility to inform your financial intermediary or the Trust of any and all other accounts that may be linked together for the purposes of determining whether the application of a letter of intent, rights of accumulation or combination privilege would make Class A shares a more suitable investment than other share classes.
Aggregating Accounts

Immediate Family Members	You and your “immediate family members” may combine all of your Aristotle Funds investments to reduce your Class A sales charge. Immediate family members include:
	•Parents •Siblings •Dependents •Brothers-in-law •Grandparents	•Spouse or as recognized under local law •Children •Parents-in-law •Sisters-in-law
Entities
If the account owner is an entity (e.g., a trust, a qualified plan, etc.), the privileges described above will apply to the beneficial owners and trustees of the entity. For purposes of applying these privileges, investments for the accounts of entities and their affiliates may be aggregated. Omnibus accounts or other accounts that are not on the books of Aristotle Funds or its transfer agent may not be aggregated unless documentation is provided that Aristotle Funds deems sufficient to verify the ownership of such accounts, along with any other information Aristotle Funds deems necessary to implement the appropriate privileges, such as account values.

Participants of a SIMPLE and SEP Group Plan	Participants of a SIMPLE IRA or SEP IRA group plan may combine all Aristotle Funds’ investments to reduce Class A sales charges. Rights of Accumulation, as described above, are allowed once approved by the plan sponsor and contributions are received at Aristotle Funds. As a participant, you must elect to combine your account with either the plan or immediate family members. Other personal accounts you own and accounts owned by immediate family members cannot be linked to the SIMPLE IRA or SEP IRA group plan.

Requirements
To take advantage of these privileges, the account owner (or beneficial owner or trustee) must identify and provide all applicable Aristotle Funds account numbers or other requested information, including those account numbers opened through a financial intermediary, to the Trust in advance or at the time of the purchase that they qualify for such a reduction. It is the responsibility of the financial intermediary to ensure that an investor obtains the proper “breakpoint” discounts. If the financial intermediary or the Trust is not notified that you are eligible for a reduction, you may not receive a sales charge discount that you would be otherwise entitled.
Contingent Deferred Sales Charges (“CDSCs”)
CDSCs on Class A Shares
If your account value, including the amount of your current investment, totals $1 million or more for Category I Funds or $500,000 or more for Category II and III Funds, you will not pay a front-end sales charge on your investment amount. However, if you sell these shares (for which you did not pay a front-end sales charge) within one year of purchase, you will pay a CDSC of 1%, unless you qualify for one of the CDSC waivers outlined below.

CDSCs on Class C shares
Class C shares are sold without an initial sales charge. However, Class C shares are subject to a CDSC. You will be charged a 1% CDSC on shares that you redeem within one year of purchase, unless you qualify for one of the CDSC waivers outlined below.
For Category I Funds the initial and subsequent purchase maximum per transaction for Class C shares is less than $1 million. For Category II and III Funds, the initial and subsequent purchase maximum per transaction for Class C shares is less than $500,000. If you were to invest more than these stated amounts, in most cases Class A or Class I shares for eligible investors would be the most advantageous choice. You should carefully consider whether two or more purchases exceeding the referenced amounts are suitable in light of your own circumstances.
Computing a CDSC
To keep your CDSC as low as possible, the amount of the CDSC will be based on the lesser of your purchase price or redemption price. We will first sell shares in your account that are not subject to a CDSC and then will sell shares in the order in which they were purchased (i.e., first in, first out). There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSC, if applicable, will be calculated on loans taken under the Pacific Life Individual(k) Program. A new CDSC period will begin, when applicable, for each investment made in repayment of an outstanding loan under such Program.
CDSC Waivers
The CDSC for each applicable Class will be waived in the following cases:
•Redemptions following the permanent disability (as defined by Section 72(m)(7) of the IRC) of a shareholder. The waiver is available only for shares held at the time of initial determination of permanent disability.
•Redemptions following the death of a shareholder as long as full redemption is requested within one year of the date of death.
•Redemptions for an individual retirement account (“IRA”) account following the death of a shareholder as long as re-registration is made within one year of death. The waiver is available only for shares held at the time of death.
•Redemption amounts made through a Systematic Withdrawal Plan (“SWP”) are limited to 10% per year of the current account value on the day the SWP is established, provided all dividends and distributions are reinvested (“CDSC Waiver Eligible Amount”). The CDSC Waiver Eligible Amount will remain the same for subsequent SWP redemptions. The SWP redemption amount may be higher or lower than the CDSC Waiver Eligible Amount. The frequency of the SWP determines what portion of the CDSC Waiver Eligible Amount applies to each SWP transaction. Any SWP redemption in excess of the amount eligible for the CDSC waiver may be subject to a CDSC. If the existing SWP is cancelled and a new SWP is established later, a new CDSC Waiver Eligible Amount would be determined.
•Required Minimum Distributions (“RMD”), as required under the IRC, to the extent of the RMD amount attributed to your IRA with Aristotle Funds.
•Excess contributions as required under the IRC.
Any financial intermediary initiating a redemption eligible for a CDSC waiver is responsible for verifying that each redemption is executed in accordance with the CDSC waiver guidelines outlined above or in the Appendix to the Prospectus, as applicable. If your financial intermediary fails to identify that you qualify for a CDSC waiver, your redemption may include a CDSC.
If you think that you might be eligible for a CDSC waiver, contact your financial intermediary. To receive a CDSC waiver, the Trust must be notified at the time of the redemption request. Please see the Distribution of Trust Shares section in the SAI for additional information about other CDSC waivers.
Automatic Conversion of Class C Shares to Class A Shares
Class C shares automatically convert to Class A shares on a monthly basis approximately six years after the original purchase date, reducing future annual expenses. The conversion occurs in the month following the six-year anniversary of the purchase date (including shares obtained by reinvestment of dividends and distributions). The Internal Revenue Service (“IRS”) currently takes the position that these automatic conversions are not taxable. For Class C shares held through a financial intermediary, it is the responsibility of the financial intermediary (and not the Trust) to ensure that a shareholder is credited with the proper holding period. Your ability to have Class C shares held through a financial intermediary automatically convert to Class A shares may be limited due to operational limitations at your financial intermediary, and specific intermediaries may have different policies and procedures regarding the conversion of Class C shares to Class A shares including a different conversion schedule or different eligibility requirements. Please contact your financial intermediary for additional information.

PURCHASING SHARES

You can invest in the Funds directly with the Trust by using a financial professional or through a broker-dealer or other financial intermediary. Financial intermediaries can help you buy, sell, and exchange shares and maintain your account. Certain financial intermediaries may charge transaction fees or other fees that are in addition to any fees described in this Prospectus. The Funds can be used in a variety of retirement plans, including individual retirement accounts, Roth IRAs, SEP IRAs, SIMPLE IRAs, SAR-SEP Rollovers, Individual 401k plans and other qualified plans, such as Coverdell ESAs. Contact your financial professional for more information regarding your options. The Funds are generally available only in the United States (the 50 states, District of Columbia, and the territories of Guam, Puerto Rico, and the U.S. Virgin Islands).
Minimums
The following chart lists the minimum initial investment (which is also the account minimum) and subsequent investment minimums.

Account Type / Plan	Initial Investment	Subsequent Investment
The minimum investments for Class A and Class C shares are as follows:
Retail Accounts	$1,000 per Fund	$50 per Fund
IRAs, Roth IRAs, SEP IRAs, ESAs	$1,000 per Fund	$50 per Fund
SIMPLE IRAs, SAR-SEPs	No minimum	No minimum
Employer Sponsored Retirement Plans	No minimum	No minimum
Preauthorized Investment Plan	$50 per Fund, per draft	$50 per Fund, per draft

The minimum investments for Class I shares are as follows:
Class I shares (Institutional Investors)	$500,000	No minimum
Class I shares (Individual Investors)	No minimum	No minimum

There are no minimum investments for Class I-2 shares.

Class R6 shares have no minimum investments (initial or subsequent) except for certain institutional investors who purchase Class R6 shares directly with the Trust’s transfer agent for which the minimum initial investment is $1,000,000 with no minimum subsequent investment.

The Trust reserves the right to waive minimum investment amounts, including for certain types of retirement plans. The Trust and the Distributor reserve the right to reject any request to buy shares.

How to Purchase Shares
Class A and Class C shares:

Method	Opening an account	Adding to an account
Through a Financial Intermediary:	Contact your financial professional.	Contact your financial professional.
By Mail:
Complete the applicable Account Application, ensuring that you include your registered representative’s name and appropriate share class. Account Applications without a registered representative’s name or share class may be returned by the Trust. Return the completed Account Application with either your investment check or select electronic funds transfer (“EFT”) option under How to Fund Your Account and send to Aristotle Funds to the following address:
Regular Mail:
Aristotle Funds
c/o U.S. Bank Global Fund Services
P.O. Box 219231
Kansas City, MO 64121-9231
Overnight Mail:
Aristotle Funds
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219231
Kansas City, MO 64105-1307
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices. Please see Execution of Your Requests subsection below.

Complete the Invest by Mail form included with your confirmation quarterly account statement or submit a letter of instruction indicating the desired investment allocations. Make your check payable to “Aristotle Funds” and remember to include your account number and investment allocations with your check.

By Telephone:	Not applicable.
To transfer money from your bank account to your Aristotle Funds account using EFT, call 844-ARISTTL (844-274-7885) and provide the Fund name and share class, your Aristotle Funds account number, the name(s) in which the Aristotle Funds account is registered and the amount of the electronic transfer. If you did not decline this option on your account application, and your account has been open for at least 7 business days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Refer to Telephone Instructions under Execution of Your Requests below for additional information.

By Wire:
To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed application, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(name of Fund to be purchased)
(shareholder registration)
(shareholder account number)
Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.
By Preauthorized Investment Plan:
You may make systematic investments through a preauthorized transfer from your bank or other financial institution to your Aristotle Funds account ($50 minimum per fund, per draft, if the initial investment of $1,000 is met). This Plan provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly, bi-monthly, quarterly, or semi-annual basis. A preauthorized investment plan may take up to 7 calendar days to establish and become active. Your financial institution must be a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Fund’s transfer agent at 844-ARISTTL (1-844-274-7885) for instructions. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to the effective date.

Forms of Payment

Acceptable forms of payment
•Personal checks or bank draft (cashier’s check, official bank check, or treasury check) drawn on a U.S. bank;
•Money orders and traveler’s checks in single denominations of more than $10,000 if they were to originate in a U.S. bank;
•Third-party checks when there is a clear connection of the third party to the underlying transaction; and
•Wire transfers that originate in U.S. banks.

Unacceptable forms of payment
•Cash;
•Starter checks;
•Credit cards or checks drawn against a credit account;
•Money orders or traveler’s checks in single denominations of $10,000 or less from any institution;
•Personal check, bank drafts, money orders, traveler’s checks, or wire transfers drawn on non-U.S. banks, even if the payment were effected through a U.S. bank; and
•Third-party checks when there is not a clear connection of the third party to the underlying transaction.

All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund does not accept postdated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.
All unacceptable forms of investment will be returned. The Trust reserves the right to accept or reject any form of payment and to change its forms of investment policy at any time. The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.
Class I Shares:
Class I shares are generally offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from the Fund or its service providers, including the Adviser, for the provision of distribution, marketing support, administrative or shareholder retention services, except for networking and/or omnibus account fees. Investors in Class I shares, other than the individual investors noted above, may generally not purchase, exchange or redeem shares of the Fund directly from the Fund. Shares instead may be purchased, exchanged or redeemed only through such financial intermediaries. Class I shares made available through full service broker-dealers may be available through fee-based advisory relationships under which such broker-dealers impose additional fees for services connected to the account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.
Class R6 and Class I-2:
Contact your financial intermediary for instructions on how to purchase Class R6 or Class I-2 shares.
The Trust and the Distributor reserve the right to reject any request to buy shares.
Contribution Limits:
Accounts such as Traditional or Roth IRAs and Coverdell ESAs have contribution limits that should not be exceeded. If your account is a SIMPLE IRA, SEP IRA, SAR-SEP or 403(b)(7), or if your account were owned by a qualified plan or an individual 401(k) account, contribution limits would also apply, and contributions by personal check may not be appropriate. Consult your tax adviser for additional information.

SELLING SHARES
Class A, Class C and Individual Investors of Class I Shares:
You may redeem (sell) Fund shares by contacting your financial intermediary or the Trust directly. Refer to the Medallion Signature Guarantees subsection below for additional guidelines that may be applicable.

In Writing:
To sell shares in writing, send a signed written request or signed distribution form specifying the Fund name and share class, account number, name(s) registered on the account and the dollar value or number of shares you wish to sell. Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold U.S. federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Signatures of all shareholders are required and must match the account registration or the authorized signer on file.
Regular Mail:
Aristotle Funds
c/o U.S. Bank Global Fund Services
P.O. Box 219231
Kansas City, MO 64121-9231

Overnight Mail:
Aristotle Funds
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219231
Kansas City, MO 64105-1307
The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

By Telephone:	You may sell shares up to $100,000 in gross value by telephone on certain account types by calling customer service at 844-ARISTTL (844-274-7885) provided certain criteria are met. To disable this option, check the appropriate box on your Account Application or the applicable redemption/distribution form. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. Shares held in IRA and other retirement accounts may be redeemed by telephone at 844-ARISTTL (844-274-7885). Investors will be asked whether or not to withhold taxes from any distribution.
SWP:
You can set up automatic monthly, quarterly, semi-annual or annual redemptions on your account, as long as the value of the account is at least $5,000 at the time the SWP is established. You may redeem a fixed dollar amount (minimum $50), a fixed number of shares (five shares or more) or a whole percentage of the account value, which will be applied to the account value at the time of each SWP redemption in order to determine the redemption amount. Please be aware that SWP redemptions may be subject to a CDSC – see the CDSC Waivers subsection for applicable waivers. Because a CDSC may apply, it may not be advantageous to you to make additional investments while participating in a SWP. To establish a SWP, you must complete the appropriate sections on the applicable form. You may receive this form from customer service by calling customer service at 844-ARISTTL (844-274-7885). You may terminate your participation in the SWP by calling or writing the transfer agent at least five calendar days before the next withdrawal.
If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.

Proceeds will be mailed to an address that has been on record for at least 15 calendar days or can be sent to a third-party recipient if a letter of instruction, signed by all authorized shareholders, and a Signature Guarantee were to accompany the request. Proceeds can also be wired to a pre-designated bank account (subject to a $10,000 minimum), normally by the business day following receipt of your instructions. If payment of liquidation proceeds is to be made by Fedwire transfer, a $15 wire fee applies. We do not assume responsibility for additional charges that the receiving institution may impose. To receive proceeds by wire, check the appropriate box on the Account Application or the applicable redemption/distribution form and attach a pre-printed voided check. We will not wire proceeds or account assets to a non-U.S. bank or financial institution.
Depending on the class of shares you own, a CDSC may apply. We may liquidate shares to cover transfer agent fees, including account, wire or overnight delivery fees. We may also close your account and sell your shares if your account value (except for those Class I accounts where the minimum initial investment required is $500,000) were to fall below the account minimum (which is the initial investment minimum, as identified in the Purchasing Shares – Minimums section of the Prospectus) for any reason, including as a result of a redemption, an account charge and/or a reduction in the market value of your account. This may result in a gain or loss for U.S. federal income tax purposes and the imposition of a CDSC. Shareholders with such accounts will be provided notice and an opportunity to raise their account value above investment minimums to avoid having their account closed.
Electronic Funds Transfer – You can initiate an electronic funds transfer (“EFT”) for as little as $50 or as much as $100,000 from your Aristotle Funds account to your bank account. To set up an EFT, you must complete the Financial Institution Information on the Account Application or the applicable redemption/distribution form.
Signature Guarantees – Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.
A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:
•If ownership is being changed on your account;

•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption request is received by the transfer agent and the account address has changed within the last 15 calendar days;
•For all redemptions in excess of $100,000 from any shareholder account.
The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund(s) and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Class I Shares:
Investors in Class I shares, other than the individual investors noted above, may generally not redeem Fund shares directly from the Fund. Contact your financial intermediary or refer to your plan documents for instructions on how to redeem shares.
Class R6 and Class I-2:
Contact your financial intermediary for instructions on how to redeem Class R6 or Class I-2.
Election Under Rule 18f-1
The Trust, on behalf of each Fund included in this Prospectus, has made an election pursuant to Rule 18f-1 under the 1940 Act committing each such Fund to pay in cash any request for redemption received during any 90-day period of up to the lesser of 1% of the Fund’s NAV at the beginning of the period. This election is irrevocable without prior approval by the SEC. Each Fund reserves the right to pay redemption proceeds in-kind except as described in the Other Fund Information section below.

EXCHANGING SHARES
Class A, Class C, Class R6, and Individual Investors of Class I Shares:
The Trust’s exchange privilege affords you the ability to switch your investments among the various Funds of the Trust if you satisfy eligibility requirements for that Fund. Exchanges are considered sales and may result in a gain or loss for U.S. federal and state income tax purposes. There are currently no additional sales charges or fees for exchanges. Generally, you may exchange a minimum of $50 worth of shares of one Fund for shares of any other available Fund of the Trust within the same share class for shares in an identically registered account, provided that the Fund is accepting additional investments by such exchanges, and the shareholder is a resident of a state in which shares of the Fund are qualified for sale and qualifies to purchase shares of that Fund. For shares subject to a CDSC, the CDSC period begins on the date of the initial investment in the shares subject to a CDSC.

In Writing:	To exchange shares in writing, send a signed written request or signed Investment Exchange Request form specifying the “from” and “to” Fund names, account number, name(s) registered on the account and the dollar value or number of shares you wish to exchange. Signatures of all shareholders are required and must match the account registration or the authorized signer on file.
By Telephone:	You may exchange shares by telephone on certain account types by calling 844-ARISTTL (844-274-7885) provided certain criteria are met. To disable this option, check the appropriate box on your Account Application or the applicable redemption/distribution form. Corporate investors and other associations must have an appropriate certification on file authorizing exchanges.

Dollar Cost Averaging
Dollar cost averaging may be used to buy shares of the available Funds in a series of regular purchases instead of in a single purchase. This allows you to average the price you pay for shares over time and may permit a “smoothing” of abrupt peaks and drops in price. You may use dollar cost averaging to transfer amounts (via an exchange of shares), either on a monthly, quarterly, semi-annual or annual basis, from any available Fund with a value of at least $1,000 to one or more other available Funds. Each exchange must be for at least $50.
Dollar cost averaging may only be requested in writing by sending a signed letter of instruction or signed Account Maintenance Request form specifying the “from” and “to” Fund names, account number, name(s) registered on the account and the dollar value or number of shares you wish to exchange. Signatures of all shareholders are required and must match the account registration or the authorized signer on file.
Class I-2 and Institutional Investors of Class I Shares:
Contact your financial intermediary to exchange these shares.

ADDITIONAL INFORMATION ABOUT FUND PERFORMANCE
The following provides additional explanations regarding information presented in the Performance subsections of the Fund Summaries section. All Fund performance information shown in this Prospectus is the performance of the relevant predecessor fund that reorganized with and into such Fund on April 17, 2023 or October 23, 2023 (each, a “Reorganization”). Each predecessor fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the corresponding Fund. Prior to April 17, 2023, none of the Funds had commenced operations. Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Ultra Short Fund, Aristotle Short Duration Fund, Aristotle Core Income Fund, Aristotle Core Bond Fund, Aristotle Strategic Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle Small Cap Equity Fund and Aristotle Growth Equity Fund each commenced operations on April 17, 2023 in connection with the Reorganization with the corresponding predecessor funds that occurred on April 14, 2023. Aristotle International Equity Fund and Aristotle Core Equity Fund commenced operations on April 17, 2023. Aristotle International Equity Fund, Aristotle Core Equity Fund and Aristotle Small Cap Equity Fund were merged with the corresponding predecessor funds in the Reorganization that occurred on October 23, 2023. Aristotle Value Equity Fund and Aristotle/Saul Global Equity Fund commenced operations on October 23, 2023 in connection with the Reorganization with corresponding predecessor funds that occurred on October 20, 2023.
The performance information presented in the bar charts and the average annual total return tables were prepared assuming reinvestment of dividends and distributions.
The Portfolio Optimization Funds: Because the performance of Portfolio Optimization Fund is a composite of the performance of each the Underlying Funds in which it invests (which may include cash equivalents, fixed income, domestic and/or international equities), there is no one broad-based index to use as a comparison to a Portfolio Optimization Fund’s performance. Therefore, we have provided information regarding the two broad-based benchmark indices that correspond to the two broad asset classes in which the Portfolio Optimization Funds invest, which are broad measures of market performance, to use as a comparison to the performance shown for each Portfolio Optimization Fund. In addition, as another performance comparison, composite benchmarks were constructed for each Portfolio Optimization Fund. Each benchmark is comprised of three or more broad-based indices. More information on each benchmark is provided below.
Index Definitions
The following provides definitions of the indices presented in the Fund Summaries section of the Prospectus. The indices have inherent performance advantages over the Funds because they hold no cash and incur no expenses. An investor cannot invest directly in an index. The performance of an index does not reflect the deduction of expenses associated with a Fund, such as investment management fees.
Bloomberg Short Treasury Total Return Index is composed of all U.S. Treasuries that have a remaining maturity between one and twelve months. Results include the reinvestment of all distributions.
Bloomberg US 1-3 Year Government/Credit Bond Index measures the performance of a subset of the Bloomberg US Aggregate Bond Index and includes investment grade U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities with maturities of one to three years. Results include the reinvestment of all distributions.
Bloomberg US Aggregate Bond Index measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, which includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Results include the reinvestment of all distributions.
Bloomberg US High-Yield 2% Issuer Capped Bond Index is an issuer-constrained version of the Bloomberg US Corporate High-Yield Bond Index that covers the U.S. dollar-denominated, high yield, fixed-rate corporate bond market and limits issuer exposures to a maximum of 2% and redistributes the excess market value index-wide on a pro-rata basis. Results include the reinvestment of all distributions.
S&P UBS Leveraged Loan Index tracks the investable market of the U.S. dollar-denominated leveraged loan market. It consists of issues rated “5B” or lower, meaning that the highest-rated issues included in this index are Moody’s/S&P ratings of Baa1/BB+ or Ba1/BBB+. All loans are funded term loans with a tenure of at least one year and are made by issuers domiciled in developed countries. Results include the reinvestment of all distributions.
ICE BofA U.S. 3-Month Treasury Bill (“T-Bill”) Index is an index comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. Results include the reinvestment of all distributions.
Morningstar LSTA US Leveraged Loan Index is a market value-weighted index that is designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.
MSCI Europe, Australasia and Far East (“EAFE”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of December 31, 2024, the MSCI EAFE Index consists of the following developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Results include the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.
MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, including the U.S. & Canada. As of December 31, 2024, the MSCI World Index consists of the following developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Results include the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.
MSCI All Country World (“ACWI”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of December 31, 2024 the MSCI ACWI Index consists of the following developed market country indices—Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States—and of the following emerging market country indices—Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Results include the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.
MSCI All Country World (“ACWI”) ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. As of December 31, 2024, the MSCI ACWI Index consists of the following developed market country indices—Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom—and of the following emerging market country indices—Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South

Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Results include the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.
Aristotle Portfolio Optimization Composite Benchmarks: The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions.
Aristotle Portfolio Optimization Conservative Composite Benchmark is 71% Bloomberg US Aggregate Bond, 17% S&P 500®, 7% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark is 55% Bloomberg US Aggregate Bond, 30% S&P 500®, 10% MSCI EAFE, and 5% ICE BofA U.S. 3-Month T-Bill Indices.
Aristotle Portfolio Optimization Moderate Composite Benchmark is 45% S&P 500®, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 2% ICE BofA U.S. 3-Month T-Bill Indices.
Aristotle Portfolio Optimization Growth Composite Benchmark is 58% S&P 500®, 23% Bloomberg US Aggregate Bond, and 19% MSCI EAFE Indices.
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark is 69% S&P 500®, 26% MSCI EAFE, and 5% Bloomberg US Aggregate Bond Indices.
The composite benchmarks for the Portfolio Optimization Funds are blended returns calculated by the Trust using data values licensed from MSCI Inc. and others. The SAI contains additional information on the limited relationship between MSCI Inc. and the Trust.
Russell 1000® Growth Index measures the performance of the large capitalization growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies that are considered more growth oriented relative to the overall market as defined by the index provider. The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large capitalization growth segment. Effective March 24, 2025, FTSE Russell applies a capped methodology: all companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index, and no individual company in the Index has a weight greater than 22.5% of the Index. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true large capitalization opportunity set and that the represented companies continue to reflect growth characteristics. Results include the reinvestment of all distributions.
Russell 1000® Value Index measures the performance of the large capitalization value segment of the U.S. equity universe. It includes those Russell 1000® Index companies that are considered more value oriented relative to the overall market as defined by the index provider. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large capitalization value segment. Effective March 24, 2025, FTSE Russell applies a capped methodology: all companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index, and no individual company in the Index has a weight greater than 22.5% of the Index The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true large capitalization opportunity set and that the represented companies continue to reflect value characteristics. Results include the reinvestment of all distributions.
Russell 2000® Index measures the performance of the small-capitalization segment of the U.S. equity universe. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased barometer for the small-capitalization segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-capitalization opportunity set. Results include the reinvestment of all distributions.
Russell 2500® Index measures the performance of the small to mid-capitalization segment of the U.S. equity universe, commonly referred to as “smid” cap. It includes approximately 2,500 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell 2500® Index is constructed to provide a comprehensive and unbiased barometer for the small to mid-capitalization segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-capitalization opportunity set. Results include the reinvestment of all distributions.
Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing the majority of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market. The Index is completely reconstituted annually to ensure new and growing equities are included. Results include the reinvestment of all distributions.
S&P 500® Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Results include the reinvestment of all distributions.
Frank Russell Company and the London Stock Exchange Group companies (together the “Licensor Parties”) are the source and owner of the trademarks, service marks and copyrights related to each Russell® index. No further distribution of a Russell® index is permitted without the Licensor Parties’ express written consent, and the Licensor Parties do not promote, sponsor or endorse the content of this communication. All other third-party trademarks and service marks belong to their respective owners.

OTHER FUND INFORMATION
Execution of Your Requests
Purchase, exchange and sale orders for accounts held directly with the Trust are executed at the next NAV, plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Milwaukee, WI. Purchase, exchange and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form. The NAV per share plus any applicable sales charge is also known as the “offering price.” Systematic withdrawals scheduled to fall on a month end (including year-end withdrawals) which is a weekend or holiday, will be deemed an order for the last business day of that month. If you were to purchase by wire, the order would be deemed to be in proper form after the Account Application, telephone notification and the federal funds wire have been received. If an order or payment by wire were received after the scheduled close of the New York Stock Exchange (“NYSE”), which usually closes at 4:00 p.m. Eastern time, the shares would not be credited until the next business day. Thus, orders received in proper form prior to the NYSE close receive that day’s NAV; orders received after the NYSE close receive the following business day’s NAV. This order acceptance cut-off also applies when the NYSE has a scheduled or unscheduled early close. You will receive a confirmation of each transaction in your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether your intermediary is an “authorized” agent or designee for the receipt of purchase and redemption orders.
Under normal conditions, we typically expect to pay redemption proceeds within three business days following the receipt of your redemption request in proper form. However, we have the right to take up to seven days to pay redemption proceeds and may postpone payment longer in the event of unusual circumstances as permitted by applicable law or an economic emergency as determined by the SEC. When you sell shares, we will execute your request at the next determined NAV per share; however, if the shares that were redeemed were recently purchased by electronic funds transfer or check, we will send your redemption proceeds as soon as the funds are received via transfer or the check clears, which may take up to 15 calendar days from the purchase date. This delay is necessary to ensure that the purchase has cleared. To reduce such delay, you should make investments by bank wire or federal funds.
We normally will pay cash for all Fund shares you sell using the Fund’s existing cash positions, cash flows, cash reserves or cash generated through the sale of portfolio securities. The Trust has also adopted a process under which it may make redemptions-in-kind to shareholders (except for shareholders of a Portfolio Optimization Fund). Redemptions-in-kind are redemptions where some or all of the redemption payment is in securities at their then current market value equal to the redemption price minus any applicable charges. Generally, a pro-rata slice of each security in the portfolio would be allocated to the shareholder to meet the redemption request with any balance paid in cash or other transferable securities.
A pro rata slice of any illiquid holdings or restricted securities would be included if it is reasonable that the redeeming shareholder could hold those securities. Any exceptions granted to this pro-rata methodology would be based on the Trust’s redemption-in-kind policy and require a finding that the proposed non-pro rata distribution is fair and non-discriminatory both to the redeeming shareholder and the respective Fund. When making a redemption payment in cash becomes harmful to remaining shareholders of a Fund, whether during normal or stressed market conditions, redemptions-in-kind may be made. A shareholder receiving a redemption-in-kind will bear market risk while holding such securities and incur transaction costs upon converting the securities to cash. During stressed market conditions, the Fund may be forced to sell portfolio securities at reduced prices or under unfavorable conditions in order to meet redemption requests, which could dilute the interests of the Fund’s remaining shareholders and reduce the value of a Fund.
You should review your account statements immediately upon receipt and contact the Funds (if shares are held directly) or your financial intermediary to report any transaction discrepancies within 45 days, or you may forfeit the ability to challenge transaction information.
Telephone Instructions – Unless you elect not to have telephone exchange and/or sale privileges, they will automatically be available to you. You may modify or discontinue telephone privileges at any time. You may reinstate these privileges in writing. In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. The request must be signed by each shareholder of the account and may require a signature guarantee, signature verification from a Signature Validation Program member, or other form of signature authentication from a financial institution source. Further documentation may be requested from corporations, executors, administrators, trustees and guardians. An exchange or sale request must be received and confirmed prior to the scheduled close of the NYSE, which usually closes at 4:00 pm Eastern time, in order to receive the NAV calculated on that day. If an order is received and/or confirmed after the scheduled close of the NYSE, the order will receive the NAV calculated on the next business day. You may also transact purchases by telephone if you have established EFT on your account and your request is received in proper form. A telephone purchase request is considered to be in proper form if it is received and confirmed prior to the scheduled close of the NYSE, which usually closes at 4:00 pm Eastern time, and the EFT can be initiated, which requires overnight processing. Because of this, purchase requests generally will receive the NAV calculated on the next business day. Procedures have been established that are reasonably designed to confirm that instructions communicated by telephone are genuine. These procedures may include requiring any person requesting a telephone transaction to provide specific identifying information or recording of the telephone conversation. A written confirmation will be sent to the shareholder(s) of record following a telephone transaction. The Trust or its designee is authorized to act upon instructions received by telephone and you agree that, so long as the procedures are followed, you will hold harmless and indemnify the Trust and/or its administrator or sub-administrator; any of its affiliates; and each of their respective directors, trustees, officers, employees and agents from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with these instructions or the exercise of the telephone privileges. This means that so long as the procedures are followed, you will bear the risk of loss on telephone transaction requests. The Trust or its designee reserves the right to deny any transaction request made by telephone. You will be notified immediately if your request cannot be processed over the telephone. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Proceeds from telephone transactions will only be mailed to your address of record or sent (via federal funds wire or electronic funds transfer) to your pre-established bank of record. Telephone privileges are not available for all account types. Contact Aristotle Funds for information on availability.
How Share Prices Are Calculated
Valuation Policy
The Board has adopted a policy (“Valuation Policy”) for determining the value of the investments of each Fund of the Trust each business day. Under the Valuation Policy and pursuant to regulatory authority, the Board has designated AIS as its “valuation designee” for fair valuation determinations. AIS’s Valuation Oversight Committee (“VOC”) values the Funds’ investments in accordance with the Valuation Policy. The methodologies used to value the Funds’ investments are described in greater detail in the Investment Valuation subsection below.

Determination of NAV
Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV, which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.
When you buy shares, you pay the NAV (plus any applicable charges). When you sell shares, you receive the NAV (minus any applicable charges). Exchange orders within the Funds are effected at NAV (with any applicable charges). Each Fund’s shares are purchased, sold or exchanged at the Fund’s NAV next calculated after a request to buy, sell or exchange shares is received by the Trust or its designee in proper form. However, as noted above, a Fund may pay for a sale, in whole or in part, by a distribution of investments from a Fund (other than a Portfolio Optimization Fund), in lieu of cash, in accordance with applicable rules and Trust Procedures.
The NAVs are calculated once per day on each day that the NYSE is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of the close of trading of the NYSE (typically 4:00 p.m. Eastern Time) on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of a NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.
The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted or halted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.
Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving Day and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.
Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.
In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.
Investment Valuation
Investments for which market quotations are readily available are valued at market value. Investments in Underlying Funds that are open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. When a market quotation for a portfolio holding is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated AIS, as the valuation designee, to make fair value determinations in good faith.
In determining the fair value of a Fund’s portfolio holdings, AIS, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or a Fund’s sub-adviser. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Security and Shareholder Protection
To help fight the funding of terrorism and money laundering activities, federal law generally requires financial institutions to obtain, verify and record information identifying each person who opens an account and to determine whether such person’s name appears on any governmental agency list of suspected terrorists or terrorist organizations. The Trust may report certain transaction activity to the government. When you open an account, you may be required to provide your full name, date of birth, physical residential address (although post office boxes are still permitted for mailing purposes) and Social Security or tax identification number. You may also need to provide your driver’s license, passport or other identifying documents, and corporations and other non-natural persons may have to provide additional identifying information. Not providing this information may result in incomplete orders and transactions, failure to open your account, delayed or unprocessed transactions or account closure. These requirements and procedures may change from time to time to comply with government regulations or guidance. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners.
Prevention of Disruptive Trading
Most Funds are not intended to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Frequent short-term trading or trades that involve relatively large amounts of assets in response to short-term fluctuations in the market can disrupt the management of a Fund and can raise expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Fund’s ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of a Fund’s securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Fund’s performance. While these issues can occur in connection with any of the Funds, Funds holding securities that are subject to market pricing inefficiencies could be more susceptible to abuse. Accordingly, the Board adopted a policy with respect to certain limitations on exchanges.
The Trust requires that the limitations specified below on exchanges apply to all persons (i.e., to natural persons, partnerships, corporations, limited liability companies, trusts or any other type of entity) investing in the Funds of the Trust.
To discourage frequent trading, you:
•may not make more than 12 exchanges out of each of the Fixed Income Funds or Equity Funds per calendar year.
•For clarification purposes, multiple exchanges out of the same Fixed Income Fund or Equity Fund on the same trading day count as one exchange.
The Trust does not accommodate trading in excess of these limitations. The exchange limitations outlined above will not apply to the following transactions:
•exchanges from a Fund that seeks to achieve its investment goal by investing primarily in other Funds of the Trust;
•redemptions from a Fund;
•exchanges from Aristotle Ultra Short Income Fund;
•exchanges from one share class to another share class of the same Fund (share class conversions);
•systematic transactions (dollar cost averaging, dividend reinvestments, automatic investment plans);
•loans and loan repayments; or
•transactions by omnibus accounts, provided the omnibus provider has its own trading policy which is reasonably designed to prevent disruptive trading activity (as determined by the Trust and the Adviser).
While these policies have been adopted to attempt to detect and limit trading that is frequent or disruptive to the Funds’ operations, there is no assurance that the policies would be effective in deterring all such trading activity.
Organizations and individuals that use market timing investment strategies and make frequent exchanges should not invest in Funds of the Trust. The Trust maintains sole discretion to restrict or reject, without prior notice, any exchange instructions and to restrict or reject pre-authorized exchange forms from a market timing organization or individual authorized to give exchange instructions on behalf of multiple shareholders, if in the sole discretion of the Trust (or its agent) the requested transactions were to have a negative impact on remaining shareholders.
The Trust might limit the size, number, and frequency of exchanges if they were to be disruptive to the management of a Fund. The Trust may also otherwise restrict, suspend, or reject any exchange request or privilege that could be harmful to a Fund or to other shareholders, or cancel the exchange privilege altogether. Notice of any limitations, restrictions, suspensions or rejections may vary according to the particular circumstances.
The Trust is unable to directly monitor the trading activity of beneficial owners who hold shares of the Fixed Income Funds or Equity Funds through omnibus accounts (i.e., accounts that are not on the books of the Trust’s transfer agent, for example, third-party 401(k) and other group retirement plans) maintained by financial intermediaries.
Omnibus account arrangements enable financial intermediaries to aggregate share ownership positions of multiple investors and purchase, redeem and exchange shares without the identity of the particular shareholder(s) being known to the Trust. Accordingly, the ability of the Trust to monitor, detect or limit frequent share trading activity through omnibus accounts is limited. In such cases, the Trust or its agent(s) may request from financial intermediaries’ information that differs from that which is normally available to the Trust or its agent(s). In such instances, the Trust will seek to monitor purchase and redemption activity through the overall omnibus account(s) or retirement and benefit plan account(s). If the Trust identifies activity that might be indicative of excessive short-term trading activity, the Trust or its designated agent will notify the applicable financial intermediary or retirement and benefit plan and request that it provide or review information on individual account transactions so that the Trust or the financial intermediary or retirement and benefit plan can determine if any investors were engaging in excessive short-term trading activity. If an investor is identified as engaging in undesirable trading activity, the Trust or its designated agent will request that the financial intermediary or retirement and benefit plan take appropriate action to curtail the activity and will also work with the relevant party to do so. Such actions may include actions similar to those that the Trust would take such as placing blocks on accounts to prohibit future purchases and exchanges of a Fund’s shares, or requiring that the investor place trades on a manual basis, either indefinitely or for a period of time. If the Trust determines that the financial intermediary or retirement and benefit plan has not demonstrated adequately that it has taken appropriate action to curtail the excessive short-term trading, the Trust or its agent(s) may terminate the relationship. Although these measures are available, there is no assurance that the Trust or its agent(s) will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.
Retirement and benefit plans include qualified and non-qualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefits plans, excluding Individual Retirement Accounts.
Dividends and Distributions
Each Fund intends to distribute substantially all of its net investment income, as described in the schedule below, and distribute realized capital gains, if any, to shareholders at least annually, although distributions could occur more or less frequently if it is advantageous to the specific Fund and to its shareholders.
Dividends on net investment income, if any, are generally distributed according to the following schedule, although distributions could occur more or less frequently if it is advantageous to the specific Fund and to its shareholders:
•Portfolio Optimization Funds and Equity Funds – dividends, if any, are generally declared and paid annually.
•Fixed Income Funds (except Aristotle Floating Rate Income Fund and Aristotle Ultra Short Income Fund) – dividends, if any, are generally declared and paid monthly.
•Aristotle Floating Rate Income Fund and Aristotle Ultra Short Income Fund – dividends, if any, are generally declared daily and paid monthly.

Pursuant to the Trust’s reinvestment plan, all dividend and capital gains distributions will be automatically reinvested into additional shares of the same class of the same Fund, unless you instruct us otherwise in the Account Application. Dividends and capital gains may also be directed to another available Fund within the same account if you meet that Fund’s minimum balance requirement and it must be for the same share class as the originating Fund. No sales charge or CDSC will apply to the reinvested amounts. You may change your election by writing or calling the transfer agent at least five days prior to the record date of the next distribution.
Distribution and Servicing Arrangements
Sales and servicing commissions
The Distributor pays broker-dealers that sell shares of the Funds various forms of sales and servicing compensation as described in the SAI. The Distributor pays a sales commission for selling Fund shares and a trail commission for servicing Fund shareholders. Trail commissions may take into account, among other things, the length of time the Funds’ shares have been held, your account value, and the share class purchased. The Distributor receives compensation from sales charges and distribution and service fees from the Trust’s Distribution and/or Service Plans. See the SAI for details of sales and servicing commission amounts.
Sales-based payments, including sales commissions, primarily create incentives to make new sales of Fund shares; asset-based payments, including trail commissions, create incentives to retain previously sold Fund shares in investor accounts.
Unaffiliated financial intermediary payments
For all classes of shares, except for Class I shares and Class R6 shares, AIS or its affiliates may pay amounts from their own resources (up to 0.25% of account value, or a fixed dollar amount for each account, on an annual basis) to compensate or reimburse unaffiliated financial intermediaries for administrative services and transfer agency functions provided to certain shareholders of the Funds (to the extent the Trust does not pay for such costs directly) such as plans (and plan participants) or other omnibus accounts (and beneficial owners). These administrative services and transfer agency functions include, among other services, acting as shareholder of record, processing purchase and redemption orders, answering questions, establishing and maintaining individual account records (e.g., sub-accounting, cost basis reporting, beneficial owner account statements), and delivering account statements, applicable tax forms, and proxy materials to beneficial owners.
Information about your broker
The financial intermediary (your broker), who is responsible for selling the Funds’ shares to you, typically receives a portion of the compensation that is payable to the selling group member with which he or she is associated, depending on the agreement between your financial intermediary and his or her firm. The Distributor and the Trust are not involved in determining that compensation arrangement which may present its own incentives or conflicts. You may ask your financial intermediary how he or she will personally be compensated for the transaction.
AIS and its affiliates may have other relationships with your brokerage firm relating to the provisions of services to the Trust, such as providing omnibus account services, transaction processing service or effecting portfolio transactions for Funds. If your brokerage firm provides these services, the investment adviser or the Trust may compensate the firm for these services. In addition, your brokerage firm may have other compensation relationships with the investment adviser or its affiliates that are not related to the Trust.
Additional information
The compensation that is described in this section as well as in the SAI, and any other compensation or benefits provided by AIS, the Distributor or their affiliates may be more or less than the overall compensation paid to selling group members on similar or other products and may influence your financial intermediary, broker-dealer, or other financial intermediaries to present or make available Aristotle Funds over other investment options in the marketplace. You should ask your financial intermediary how they are compensated for selling shares of the Trust. Please refer to the SAI for additional details on distribution and servicing arrangements, other compensation and allowances, and revenue sharing payments.
General Summary of Tax Consequences
The following discussion relates only to U.S. federal income tax. Refer to the SAI for additional U.S. federal income tax information. The consequences under other tax laws may differ. You should consult with your tax adviser regarding the possible application of foreign, state, and local income tax laws to Fund dividends and capital gains distributions. Aristotle Funds, its Distributor (Foreside Financial Services, LLC), its Administrator (AIS), its Sub-Administrator (U.S. Bank Global Fund Services) and each of their respective affiliates and representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax adviser.
Each Fund will distribute substantially all of its income and realized capital gains to its shareholders every year. These distributions may be taxed as either ordinary income, “qualified dividends,” or long-term capital gains. U.S. federal income taxes on capital gains distributions are determined by how long the Fund owned the investments that generated the gains, not how long a shareholder has owned the shares in the Fund, and there is no requirement that the Funds take into consideration any tax implications when implementing their investment strategies. Funds with high portfolio turnover may realize gains at an earlier time than Funds with a lower turnover and may not hold securities long enough to obtain the benefit of long-term capital gains tax rates. All distributions paid by a Fund will generally be taxable to you regardless of whether they are paid in cash or reinvested in additional shares of the Fund. Shareholders should note that a Fund may have distributions of income and capital gains to shareholders, which will be taxable to shareholders, even when share values have declined.
Generally, shareholders are subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares. However, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the IRC, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares within such tax-exempt accounts. Accordingly, a plan participant whose retirement plan invests in a Fund generally is not taxed on dividends or distributions received by the plan or on sales or exchanges of shares of a Fund by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income and may be subject to a 10% federal penalty tax if taken prior to the age of 59 1⁄2.
Currently, the maximum tax rate for individual taxpayers on long-term capital gains and qualified dividends is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. This rate does not apply to corporate taxpayers. Distributions of earnings from non-qualifying dividends, income with respect to swaps, interest income and short-term capital gains will be taxed at the taxpayer’s ordinary income tax rate. Distributions from Funds investing in bonds and other debt instruments or swaps will not generally qualify for the lower rates. Funds that invest in companies not paying significant dividends on their stock will not generally derive much qualifying dividend income that is eligible for the lower rate on qualified dividends. In addition, certain holdings period requirements must be satisfied by both a Fund and shareholder in order to be eligible for lower rates on qualified dividends.
A Fund’s transactions in derivatives will be subject to special tax rules, which may result in a higher percentage of the Fund’s distributions being taxed to shareholders at ordinary income rates than if the Fund did not invest in derivatives.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
You will generally be subject to tax on distributions paid from income or gains earned prior to your investment, which are included in the share price you pay. For example, if you were to buy shares on or just before the record date of a Fund distribution, you would pay full price for the shares and may receive a portion of your investment back as a taxable distribution. If a Fund were to declare a distribution in October, November or December but pay it in January, you generally would be taxed on the amount of the distribution as if you were to receive it in the previous year. Any gain resulting from selling or exchanging shares will generally be subject to U.S. federal income tax. Any such gain or loss upon a sale, redemption, or exchange of shares would be a capital gain or loss if you were to hold the shares as a capital asset at the time of the sale, redemption, or exchange. This gain or loss would generally be a long-term capital gain or loss if you were to hold the shares for more than one year; otherwise, such gain or loss would generally be a short-term capital gain or loss.
You must provide your correct taxpayer identification number and certify that you are not subject to backup withholding for each Fund in which you invest. If not, the Fund would be required to withhold a portion of your taxable distributions and redemption proceeds as backup withholding. The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amount withheld may be credited against your U.S. federal income tax liability.
The Portfolio Optimization Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds. Distributions of the long-term capital gains of the Portfolio Optimization Funds or the Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, will be taxed as ordinary income.
None of the Portfolio Optimization Funds can use gains distributed by one Underlying Fund to offset losses in another Underlying Fund. Redemptions of shares in an Underlying Fund, including those resulting from allocation changes, could also cause additional distributable gains to shareholders, a portion of which may be short-term capital gains distributable as ordinary income. Further, a portion of any losses on Underlying Fund share redemptions may be deferred under the “wash sale” rules. As a result of these factors, the Portfolio Optimization Funds’ “fund of funds” structure could affect the amount, timing and character of distributions to shareholders. The Portfolio Optimization Funds may be able to pass through from the Underlying Funds any potential benefit from the foreign tax credit or income from certain federal obligations (that may be exempt from state tax).
Document Delivery
Shareholder Mailings
To help reduce Fund expenses, environmental waste and the volume of mail you receive, only one copy of Aristotle Funds’ shareholder documents (such as the Prospectus, supplements, each annual and semi-annual report, announcements, and other similar documents) may be mailed to shareholders who share the same household address (“Householding”). You may elect to not participate in Householding by contacting the Trust or by opting out via the Account Application. If you are not currently participating in Householding, you may elect to do so by writing to Aristotle Funds. The current shareholder documents are available on the Trust’s website at any time or an individual copy of any of these documents may be requested as described on the back cover of this Prospectus.
Unless you have enrolled in electronic delivery (see below), the Trust’s annual and semi-annual reports will be mailed to you.
Unclaimed Property
It is the shareholder’s responsibility to ensure that the Trust maintains a correct address for his or her account(s). If the Trust, or its transfer agent, is unable to locate a shareholder, it may determine that the shareholder’s account legally has been abandoned. In addition, if your account has no activity in it for a certain period of time, or the Trust or its transfer agent have had no contact with you and are unable to contact you regarding your account pursuant to time periods set forth by certain state regulations, the Trust may be required to transfer the assets in your account to the appropriate state under its unclaimed property laws.
If you are a resident of the state of Texas, you have the right to designate a representative for the purposes of receiving notices if your account has been determined to be abandoned. Please contact the Trust or its transfer agent if you wish to complete a Texas designation of representation form.
If you have previously elected to receive dividend and/or capital gains distributions via check to your address of record instead of being automatically reinvested in your account, and the check(s) are returned to us for non-delivery or remain uncashed for six months, we will change your existing account distribution election to automatically reinvest any and all future distributions into your account until you provide a new address. In addition, following the six-month period, any returned and/or uncashed checks may be canceled, and the amount of the check will be invested in your account. No interest will accrue on any such amounts.
Electronic Delivery Consent
Subject to availability and/or current regulations, you may authorize the Trust to provide prospectuses, prospectus supplements, annual and semi-annual reports, quarterly statements and confirmations, proxy statements, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by indicating so on the Account Application, or by sending us instructions (in writing in a form acceptable to us) of your request to receive such documents electronically, or subject to availability, via our Internet website. Not all account documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. By enrolling in this service, you consent to receive in electronic format any documents added in the future.

For jointly owned accounts, both owners are consenting to receive information electronically. Documents will be available on our Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.
If you plan on enrolling in this service, or are currently enrolled, please note that:
•We impose no additional charge for electronic delivery, although your Internet provider may charge for Internet access.
•You must provide a current e-mail address and notify the Trust promptly when your e-mail address changes.
•You must update any e-mail filters that may prevent you from receiving e-mail notifications from the Trust.
•You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.
•For jointly owned accounts, both owners are consenting that the primary owner will receive information electronically. (Only the primary owner will receive e-mail notices.)
•Electronic delivery will be canceled if e-mails are returned undeliverable.
•This consent will remain in effect until you revoke it.
The Trust is not required to deliver this information electronically and may discontinue electronic delivery in whole or in part at any time. If you are currently enrolled in this service, please call customer service at 844-ARISTTL (844-274-7885) if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address.
Trust Organization
Aristotle Funds Series Trust, which is organized as a Delaware statutory trust, may be referred to as “Aristotle Funds,” the “Trust” or “We.” Its business and affairs are managed by its Board. The Trust is comprised of multiple Funds. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the IRC. Funds that qualify do not have to pay income tax as long as they distribute sufficient taxable income and net capital gains. The Trust may discontinue offering shares of any Fund at any time or may offer shares of a new Fund.
Derivative Actions
The Declaration of Trust provides that shareholders may bring a derivative action on behalf of the Trust with respect to a Fund or a class only if certain conditions are met, including in certain cases that a shareholder make a pre-suit demand upon the Trustees to bring the subject action and that the Trustees be afforded a reasonable amount of time to consider such request and to investigate the basis of such claim. The Trustees may require an undertaking by those shareholders making a pre-suit demand to reimburse the Trust for the expense of any counsel or advisors that may be retained by the Trustees to consider the merits of such request in the event that the Trustees determine not to bring a derivative action.

ABOUT MANAGEMENT

This section provides information about Aristotle Investment Services, LLC, the investment adviser and administrator to the Trust, and the sub-adviser firms that manage the Funds offered in this Prospectus. Aristotle Investment Services, LLC and the sub-advisers are each a “Manager” and together the “Managers.”
A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement with AIS and the sub-advisory agreements between AIS and the sub-advisers is available in the Funds’ Form N-CSR for the period ended March 31, 2025.
AIS
Aristotle Investment Services, LLC (“AIS”), a Delaware limited liability company, is located at 840 Newport Center Drive, suite 700, Newport Beach, CA 92660. AIS is registered with the SEC as an investment adviser. AIS was founded in 2022 as a wholly-owned subsidiary of Aristotle Capital and has approximately $[ ] billion in assets under management as of June 30, 2025, all of which are assets of the Funds. Aristotle Capital is a privately owned, registered investment adviser that specializes in equity portfolio management for institutional and individual clients. Aristotle Capital is majority owned by employees and the Board of Managers. Aristotle Capital has approximately $[ ] billion in assets under management as of June 30, 2025.
In its role as investment adviser and administrator, AIS, subject to the review of the Board, supervises the investment activities of the Funds and the Funds’ business affairs and other administrative matters. AIS has retained other management firms as sub-advisers for the Funds, many of which have a worldwide market presence and extensive research capabilities, and, except for PLFA, each of which are subsidiaries of Aristotle Capital and affiliated with AIS. AIS has the ultimate responsibility, subject to the review of the Board, to oversee and monitor the performance of these sub-advisers and recommends their hiring, termination and replacement.
AIS also oversees and monitors the nature and quality of the services provided by the sub-advisers, including investment performance and execution of investment strategies. AIS conducts due diligence on sub-advisers to evaluate their investment processes, adherence to investment styles, strategies and techniques, and other factors that may be relevant to the services provided to the Funds. For all Funds, AIS also performs compliance monitoring services to help maintain compliance with applicable laws and regulations. AIS also provides services related to, among others, the valuation of Fund securities, risk management, and oversight of trade execution and brokerage services.
Management Fee
Each Fund pays AIS an annual combined Management Fee, consisting of an advisory fee and supervision and administration fee, for services it requires under what is essentially an all-in fee structure.
Advisory Fee. Each Fund pays AIS fees in return for providing investment advisory services. AIS also uses part of the advisory fee to pay for the services of the sub-advisers. The Advisory Fee for each Fund differs depending on the average daily net assets of the Fund.

The advisory fee for each Fund is paid at the following annual rates:

Fund	Advisory Fee (as a percentage of average net assets)
Aristotle Core Bond Fund[1]	0.35%
Aristotle Core Equity Fund	0.50%
Aristotle Core Income Fund[2]	0.40%
Aristotle Floating Rate Income Fund[3]	0.55%
Aristotle Growth Equity Fund	0.55%
Aristotle High Yield Bond Fund[4]	0.50%
Aristotle International Equity Fund[5]	0.60%
Aristotle Portfolio Optimization Conservative Fund Aristotle Portfolio Optimization Moderate Conservative Fund Aristotle Portfolio Optimization Moderate Fund Aristotle Portfolio Optimization Growth Fund Aristotle Portfolio Optimization Aggressive Growth Fund	0.20%
Aristotle Short Duration Income Fund[6]	0.25%
Aristotle Small Cap Equity Fund[7]	0.65%
Aristotle Small/Mid Cap Equity Fund[8]	0.65%
Aristotle Strategic Income Fund[9]	0.50%
Aristotle Ultra Short Income Fund	0.25%
Aristotle Value Equity Fund[10]	0.55%
Aristotle/Saul Global Equity Fund[11]	0.60%
1     Prior to April 1, 2024, the Advisory Fee for Aristotle Core Bond Fund was 0.38%.
2     Prior to April 1, 2024, the Advisory Fee for Aristotle Core Income Fund was 0.50%.
3     Prior to April 1, 2024, the Advisory Fee for Aristotle Floating Rate Income Fund was 0.62%.
4     Prior to April 1, 2024, the Advisory Fee for Aristotle High Yield Bond Fund was 0.60%.
5     Prior to April 1, 2024, the Advisory Fee for Aristotle International Equity Fund was 0.70%.
6     Prior to April 1, 2024, the Advisory Fee for Aristotle Short Duration Income Fund was 0.40%.
7    Prior to April 1, 2024, the Advisory Fee for Aristotle Small Cap Equity Fund was 0.70%.
8     Prior to April 1, 2024, the Advisory Fee for Aristotle Small/Mid Cap Equity Fund was 0.70%.
9     Prior to April 1, 2024, the Advisory Fee for Aristotle Strategic Income Fund was 0.59%.
10    Prior to January 22, 2024, the Advisory Fee for Class A, Class I and Class I-2 shares of Aristotle Value Equity Fund was 0.60%.
11    Prior to April 1, 2024, the Advisory Fee for Aristotle/Saul Global Equity Fund was 0.70%.
For the fiscal year ended March 31, 2025, the Funds paid the following in advisory fees to AIS as a percentage of average net assets:

Fund	Advisory Fees Paid
Aristotle Core Bond Fund	[ ]%
Aristotle Core Equity Fund	[ ]%
Aristotle Core Income Fund	[ ]%
Aristotle Floating Rate Income Fund	[ ]%
Aristotle Growth Equity Fund	[ ]%
Aristotle High Yield Bond Fund	[ ]%
Aristotle International Equity Fund	[ ]%
Aristotle Portfolio Optimization Aggressive Growth Fund	[ ]%
Aristotle Portfolio Optimization Conservative Fund	[ ]%
Aristotle Portfolio Optimization Growth Fund	[ ]%
Aristotle Portfolio Optimization Moderate Conservative Fund	[ ]%
Aristotle Portfolio Optimization Moderate Fund	[ ]%
Aristotle Short Duration Income Fund	[ ]%
Aristotle Small Cap Equity Fund	[ ]%
Aristotle Small/Mid Cap Equity Fund	[ ]%
Aristotle Strategic Income Fund	[ ]%
Aristotle Ultra Short Income Fund	[ ]%
Aristotle Value Equity Fund	[ ]%
Aristotle/Saul Global Equity Fund	[ ]%

Supervision and Administration Fee. The supervision and administration fee paid to AIS in its capacity as the Funds’ administrator (AIS, in its capacity as administrator, the “Administrator”) is computed as a percentage of the Fund’s (including each Underlying Fund) assets attributable in the aggregate to that class of shares. AIS as the Funds’ Administrator provides or procures supervision and administration services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds bear other expenses which are not covered under the supervision and administration fee which may vary and affect the total level of expenses paid by the shareholders, such as taxes and governmental fees; brokerage fees; commissions and other transaction expenses; organizational expenses; costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of the Trust’s Independent Trustees and their counsel. AIS generally earns a profit on the supervision and administration fee paid by the Funds. Also, under the terms of the supervision and administration agreement, AIS, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended March 31, 2025, the Funds paid the following in supervision and administration fees to AIS:

Fund	Supervision and Administration Fees to AIS
Aristotle Core Bond Fund	$[ ]
Aristotle Core Equity Fund	$[ ]
Aristotle Core Income Fund	$[ ]
Aristotle Floating Rate Income Fund	$[ ]
Aristotle Growth Equity Fund	$[ ]
Aristotle High Yield Bond Fund	$[ ]
Aristotle International Equity Fund	$[ ]
Aristotle Portfolio Optimization Aggressive Growth Fund	$[ ]
Aristotle Portfolio Optimization Conservative Fund	$[ ]
Aristotle Portfolio Optimization Growth Fund	$[ ]
Aristotle Portfolio Optimization Moderate Conservative Fund	$[ ]
Aristotle Portfolio Optimization Moderate Fund	$[ ]
Aristotle Short Duration Income Fund	$[ ]
Aristotle Small Cap Equity Fund	$[ ]
Aristotle Small/Mid Cap Equity Fund	$[ ]
Aristotle Strategic Income Fund	$[ ]
Aristotle Ultra Short Income Fund	$[ ]
Aristotle Value Equity Fund	$[ ]
Aristotle/Saul Global Equity Fund	$[ ]

The supervision and administration fee for each class of each Fund is paid at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class’s shares taken separately):

Fund	Supervision and Administration Fee
Aristotle Core Bond Fund[1]
Class I	0.13%
Class I-2	0.13%
Aristotle Core Equity Fund
Class A	0.15%
Class I	0.15%
Class I-2	0.15%
Aristotle Core Income Fund[2]
Class A	0.20%
Class C	0.20%
Class I	0.05%
Class I-2	0.15%
Aristotle Floating Rate Income Fund[3]
Class A	0.20%
Class C	0.20%
Class I	0.12%
Class I-2	0.20%
Aristotle Growth Equity Fund
Class A	0.15%
Class I	0.15%
Class I-2	0.15%
Aristotle High Yield Bond Fund[4]
Class A	0.20%
Class C	0.20%
Class I	0.05%
Class I-2	0.15%

Fund	Supervision and Administration Fee
Aristotle International Equity Fund[5]
Class A	0.18%
Class I	0.18%
Class I-2	0.18%
Aristotle Portfolio Optimization Aggressive Growth Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Conservative Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Growth Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Moderate Conservative Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Moderate Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Short Duration Income Fund[6]
Class A	0.25%
Class C	0.25%
Class I	0.14%
Class I-2	0.24%
Aristotle Small Cap Equity Fund[7]
Class A	0.25%
Class C	0.25%
Class I	0.25%
Class R6	0.20%
Class I-2	0.25%
Aristotle Small/Mid Cap Equity Fund[8]
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class I-2	0.25%
Aristotle Strategic Income Fund[9]
Class A	0.19%
Class C	0.19%
Class I	0.09%
Class I-2	0.19%
Aristotle Ultra Short Income Fund
Class A	0.07%
Class I	0.07%

Fund	Supervision and Administration Fee
Class I-2	0.07%
Aristotle Value Equity Fund[10]
Class A	0.14%
Class I	0.14%
Class R6	0.06%
Class I-2	0.14%
Aristotle/Saul Global Equity Fund[11]
Class A	0.18%
Class I	0.18%
Class I-2	0.18%
1    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle Core Bond Fund was 0.10% for Class I and Class I-2.
2    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle Core Income Fund was 0.10% for Class A and Class C, and 0.05% for Class I-2.
3    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle Floating Rate Income Fund was 0.13% for Class A, Class C and Class I-2, and 0.05% for Class I.
4    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle High Yield Bond Fund was 0.10% for Class A, Class C and Class I-2.
5    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle International Equity Fund was 0.08% for Class A, Class I and Class I-2.
6    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle Short Duration Income Fund was 0.10% for Class A, Class C and Class I-2, and 0.05% for Class I.
7    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle Small Cap Equity Fund was 0.20% for Class A, Class C, Class I and Class I-2 and 0.15% for Class R-6.
8    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle Small/Mid Cap Equity Fund was 0.20% for Class A and Class C and Class I-2, and 0.15% for Class I.
9    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle Strategic Income Fund was 0.10% for Class A, Class C and Class I-2, and 0.05% for Class I.
10    Prior to January 22, 2024, the Supervision and Administration Fee for Aristotle Value Equity Fund was 0.09% for Class A, Class I and Class I-2.
11    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle/Saul Global Equity Fund was 0.08% for Class A, Class I and Class I-2.

The table that follows provides information about the Funds’ sub-advisers: Aristotle Atlantic, Aristotle Boston, Aristotle Capital, Aristotle Pacific and PLFA, and each individual team member responsible for making investment decisions for the Funds (i.e., portfolio manager), including their primary title with the Manager (or affiliate) and business experience for the past five years. Each of the portfolio managers listed in the following table is jointly and primarily responsible for the day-to-day management of the respective Fund, unless there is only one portfolio manager listed which indicates that he or she is primarily responsible for that Fund. For each portfolio manager listed, the SAI provides additional information about compensation, other accounts managed and information about the portfolio manager’s ownership of securities in the Fund(s) (if any). The portfolio managers for a Fund may change at the Manager’s discretion.

Pacific Life Fund Advisors LLC
700 Newport Center Drive, Newport Beach, California 92660
Pacific Life Fund Advisors LLC (“PLFA”) is the investment sub-adviser to the Portfolio Optimization Funds. As of June 30, 2025, PLFA’s total assets under management were approximately $[ ] billion.

PORTFOLIO OPTIMIZATION FUNDS
Carleton J. Muench, CFA
Vice President of Pacific Life and PLFA since 2014, Assistant Vice President of Pacific Select Fund since 2006, and Portfolio Manager since 2006. Mr. Muench is responsible for the investment oversight relating to Pacific Select Fund and asset allocation services. He began his investment career in 1998 and has a BS and an MS from Northeastern University.

Edward Sheng, PhD, CFA, CAIA
Portfolio Manager of PLFA since 2021, Assistant Vice President of Pacific Life and Head of Asset Allocation of PLFA since 2022, Director of Pacific Life and Director of Quantitative Research of PLFA since 2018 and Quantitative Researcher of PLFA since 2016. Mr. Sheng is responsible for designing advanced quantitative models that help guide the asset allocation decisions for Pacific Select Fund. He is also responsible for strategic asset allocation investment decisions. He began his investment career in 2013 and has a Ph.D. from Arizona State University, an MS degree from the University of California, Los Angeles, and a BS from Nanjing University.

Samuel S. Park	Director of Pacific Life and Director of fundamental research of PLFA since 2017, and Portfolio Manager since 2013. Mr. Park is responsible for managing the asset allocation function related to Pacific Select Fund. He began his investment career in 1999 and has a BA from Boston University.

Aristotle Pacific Capital, LLC
840 Newport Center Drive, 7th floor, Newport Beach, CA 92660
Aristotle Pacific Capital, LLC (“Aristotle Pacific”) is a registered investment adviser that provides investment services to a variety of clients. Aristotle Pacific is the investment sub-adviser to the Funds listed below. As of June 30, 2025, Aristotle Pacific’s total assets under management were approximately $[ ] billion. Aristotle Pacific is majority owned by Aristotle Capital.

ARISTOTLE CORE BOND FUND

David Weismiller, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Weismiller is the Lead Portfolio Manager for the Short Duration, Core Plus and Investment Grade Strategies. As the Lead Portfolio Manager, he has final authority over all aspects of the Fund’s portfolio, including security selection sector allocation and risk positioning. Prior to Aristotle Pacific, Mr. Weismiller was Managing Director and Portfolio Manager of Pacific Asset Management since 2007. He began his investment career in 1997 and has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine. He is a CFA® charterholder.

Ying Qiu, CFA
Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC. Ms. Qiu is a Co-Portfolio Manager on various investment grade portfolios and has credit research responsibilities focusing on asset-backed securities ("ABS"). Prior to Aristotle Pacific, Ms. Qiu was Managing Director and Portfolio Manager of Pacific Asset Management since 2016. Prior to joining Pacific Asset Management, Ms. Qiu was a Senior Vice President, Portfolio Manager and Trader for both investment grade corporate and ABS with PIMCO since 2008. Ms. Qiu began her investment career in 1997 and has a BA from Renmin University of China and an MBA from the Emory University. She is a CFA® charterholder.

Jeff Klingelhofer, CFA
Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2024. Mr. Klingelhofer is a Co-Portfolio Manager on Aristotle Pacific’s Credit Opportunities and Core Plus strategies. Prior to joining Aristotle Pacific, Mr. Klingelhofer was co-head of investments at Thornburg Investment Management and a portfolio manager on all fixed-income strategies. Prior to Thornburg, Mr. Klingelhofer was with PIMCO at its Newport Beach, Tokyo and London offices. He began his investment career in June 2004 and holds an MBA from The University of Chicago’s Booth School of Business and a BA in economics with a minor in business from The University of California at Irvine. He is a CFA® charterholder.

ARISTOTLE SHORT DURATION INCOME FUND
David Weismiller, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Weismiller is the Lead Portfolio Manager for the Short Duration, Core Plus and Investment Grade Strategies. As the Lead Portfolio Manager, he has final authority over all aspects of the Fund’s portfolio, including security selection sector allocation and risk positioning. Prior to Aristotle Pacific, Mr. Weismiller was Managing Director and Portfolio Manager of Pacific Asset Management since 2007. He began his investment career in 1997 and has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine. He is a CFA® charterholder.

Michael Marzouk, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Marzouk is a Portfolio Manager to Aristotle Pacific’s corporate (bank) loan strategy. Prior to Aristotle Pacific, Mr. Marzouk was Managing Director and Portfolio Manager of Pacific Asset Management since 2007. He began his investment career in 1997 and has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management. He is a CFA® charterholder.

Ying Qiu, CFA
Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC. Ms. Qiu is a Co-Portfolio Manager on various investment grade portfolios and has credit research responsibilities focusing on asset-backed securities ("ABS"). Prior to Aristotle Pacific, Ms. Qiu was Managing Director and Portfolio Manager of Pacific Asset Management since 2016. Prior to joining Pacific Asset Management, Ms. Qiu was a Senior Vice President, Portfolio Manager and Trader for both investment grade corporate and ABS with PIMCO since 2008. Ms. Qiu began her investment career in 1997 and has a BA from Renmin University of China and an MBA from the Emory University. She is a CFA® charterholder.

ARISTOTLE CORE INCOME FUND
David Weismiller, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Weismiller is the Lead Portfolio Manager for the Short Duration, Core Plus and Investment Grade Strategies. As the Lead Portfolio Manager, he has final authority over all aspects of the Fund’s portfolio, including security selection sector allocation and risk positioning. Prior to Aristotle Pacific, Mr. Weismiller was Managing Director and Portfolio Manager of Pacific Asset Management since 2007. He began his investment career in 1997 and has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine. He is a CFA® charterholder.

Michael Marzouk, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Marzouk is a Portfolio Manager to Aristotle Pacific’s corporate (bank) loan strategy. Prior to Aristotle Pacific, Mr. Marzouk was Managing Director and Portfolio Manager of Pacific Asset Management since 2007. He began his investment career in 1997 and has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management. He is a CFA® charterholder.

Brian M. Robertson, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Robertson also provides research and analysis of investments in the forest products and paper sectors. Prior to Aristotle Pacific, Mr. Robertson was Managing Director of Pacific Asset Management since 2012 and Portfolio Manager of Pacific Asset Management since 2008. He began his investment career in 2003 and has a BA from the University of Michigan. He is a CFA® charterholder.

Ying Qiu, CFA
Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC. Ms. Qiu is a Co-Portfolio Manager on various investment grade portfolios and has credit research responsibilities focusing on asset-backed securities ("ABS"). Prior to Aristotle Pacific, Ms. Qiu was Managing Director and Portfolio Manager of Pacific Asset Management since 2016. Prior to joining Pacific Asset Management, Ms. Qiu was a Senior Vice President, Portfolio Manager and Trader for both investment grade corporate and ABS with PIMCO since 2008. Ms. Qiu began her investment career in 1997 and has a BA from Renmin University of China and an MBA from the Emory University. She is a CFA® charterholder.

ARISTOTLE STRATEGIC INCOME FUND
Brian M. Robertson, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Robertson also provides research and analysis of investments in the forest products and paper sectors. Prior to Aristotle Pacific, Mr. Robertson was Managing Director of Pacific Asset Management since 2012 and Portfolio Manager of Pacific Asset Management since 2008. He began his investment career in 2003 and has a BA from the University of Michigan. He is a CFA® charterholder.

Michael Marzouk, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Marzouk is a Portfolio Manager to Aristotle Pacific’s corporate (bank) loan strategy. Prior to Aristotle Pacific, Mr. Marzouk was Managing Director and Portfolio Manager of Pacific Asset Management since 2007. He began his investment career in 1997 and has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management. He is a CFA® charterholder.

David Weismiller, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Weismiller is the Lead Portfolio Manager for the Short Duration, Core Plus and Investment Grade Strategies. As the Lead Portfolio Manager, he has final authority over all aspects of the Fund’s portfolio, including security selection sector allocation and risk positioning. Prior to Aristotle Pacific, Mr. Weismiller was Managing Director and Portfolio Manager of Pacific Asset Management since 2007. He began his investment career in 1997 and has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine. He is a CFA® charterholder.

ARISTOTLE FLOATING RATE INCOME FUND
J.P. Leasure	Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Leasure is a Portfolio Manager for Aristotle Pacific’s corporate (bank) loan strategy. Prior to Aristotle Pacific, Mr. Leasure was Senior Managing Director and Portfolio Manager of Pacific Asset Management since 2007. He began his investment career in 1995 and has a BA from the University of California, Los Angeles and an MBA from Columbia University.
Michael Marzouk, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Marzouk is a Portfolio Manager to Aristotle Pacific’s corporate (bank) loan strategy. Prior to Aristotle Pacific, Mr. Marzouk was Managing Director and Portfolio Manager of Pacific Asset Management since 2007. He began his investment career in 1997 and has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management. He is a CFA® charterholder.

C. Robert Boyd
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Boyd has credit research responsibilities across all sectors for Aristotle Pacific. Mr. Boyd is a Portfolio Manager to Aristotle Pacific’s corporate (bank) loan strategy and provides research and analysis of investments in the leisure sector. Prior to Aristotle Pacific, Mr. Boyd was Managing Director of Pacific Asset Management since 2017 and Portfolio Manager of Pacific Asset Management since 2014. Prior to joining Pacific Asset Management, he was a vice president, Credit Analyst and Bank Loan Portfolio Manager at PIMCO since 1998. He began his investment career in 1998 and has a BA from California State University, Long Beach and an MBA from the University of Southern California.

Tommy Zhang, CFA
Senior Research Analyst and Portfolio Manager for Aristotle Pacific Capital, LLC since 2023. Mr. Zhang is a Portfolio Manager for Aristotle Pacific’s corporate (bank) loan and CLO strategies and also has credit research responsibilities for certain sectors. Prior to joining Aristotle Pacific in 2016, Mr. Zhang spent two years at Goldman Sachs, where he worked as an associate in the Debt Underwriting Group. At Goldman, he was involved in the underwriting and origination of relationship loans for consumer retail and healthcare clients. Prior to that, Mr. Zhang was an associate in KPMG's Advisory practice. Tommy has more than 10 years of investment experience. He holds a bachelor's degree in economics from UCLA. He is a CFA charterholder, a member of the CFA Society of Orange County, and a certified public accountant (inactive).

ARISTOTLE HIGH YIELD BOND FUND
Brian M. Robertson, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Robertson also provides research and analysis of investments in the forest products and paper sectors. Prior to Aristotle Pacific, Mr. Robertson was Managing Director of Pacific Asset Management since 2012 and Portfolio Manager of Pacific Asset Management since 2008. He began his investment career in 2003 and has a BA from the University of Michigan. He is a CFA® charterholder.

John Brueggemann	Senior Research Analyst and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Brueggemann is a member of the high yield portfolio management team and also provides research and analysis of investments in the manufacturing and machinery sector. Prior to Aristotle Pacific, Mr. Brueggemann was a research analyst of Pacific Asset Management since 2015. He began his investment career in 2012 and has a BA from the University of Arizona.
ARISTOTLE ULTRA SHORT INCOME FUND

David Weismiller, CFA
Senior Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC since 2023. Mr. Weismiller is the Lead Portfolio Manager for the Short Duration, Core Plus and Investment Grade Strategies. As the Lead Portfolio Manager, he has final authority over all aspects of the Fund’s portfolio, including security selection sector allocation and risk positioning. Prior to Aristotle Pacific, Mr. Weismiller was Managing Director and Portfolio Manager of Pacific Asset Management since 2007. He began his investment career in 1997 and has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine. He is a CFA® charterholder

Ying Qiu, CFA
Managing Director and Portfolio Manager of Aristotle Pacific Capital, LLC. Ms. Qiu is a Co-Portfolio Manager on various investment grade portfolios and has credit research responsibilities focusing on asset-backed securities ("ABS"). Prior to Aristotle Pacific, Ms. Qiu was Managing Director and Portfolio Manager of Pacific Asset Management since 2016. Prior to joining Pacific Asset Management, Ms. Qiu was a Senior Vice President, Portfolio Manager and Trader for both investment grade corporate and ABS with PIMCO since 2008. Ms. Qiu began her investment career in 1997 and has a BA from Renmin University of China and an MBA from the Emory University. She is a CFA® charterholder.

Aristotle Capital Boston, LLC
One Federal Street, 36th Floor, Boston, Massachusetts 02110
Aristotle Boston is registered with the SEC as an investment adviser and provides investment advice to institutional and high net worth clients. Aristotle Boston is the sub-adviser to the Funds listed below. As of June 30, 2025, Aristotle Boston’s total assets under management were approximately $[ ] billion. Senior members of Aristotle Boston and Aristotle Capital hold a controlling interest in Aristotle Boston.

ARISTOTLE SMALL/MID CAP EQUITY FUND ARISTOTLE SMALL CAP EQUITY FUND
David M. Adams, CFA
Principal, Chief Executive Officer and Portfolio Manager, as well as a member of Aristotle Boston’s investment team since 2015. Prior to joining Aristotle Boston, Mr. Adams served as Managing Director and Portfolio Co-Manager at Eagle Boston Investment Management (“Eagle Boston”) from 2006 to 2014. Prior to working for Eagle Boston, he served as Vice President and Portfolio Manager at Pioneer Investment Management, Inc. Mr. Adams began his investment career in 1990. Mr. Adams holds a Bachelor of Science degree in Finance and Economics and a Master of Science degree in Finance from Boston College. He is a CFA® charterholder.

Jack McPherson, CFA
Principal, President and Portfolio Manager, as well as a member of Aristotle Boston’s investment team since 2015. Prior to joining Aristotle Boston, Mr. McPherson served as Managing Director and Portfolio Co-Manager at Eagle Boston from 2006 to 2014. Prior to working for Eagle Boston, Mr. McPherson served as Vice President and Portfolio Manager at Pioneer Investment Management, Inc. (“Pioneer”). Before working for Pioneer, he was a Security Analyst at Middleton & Company, Inc.; a Vice President and Equity Analyst at Evergreen Investment Management Company, LLC; and an Equity Analyst at Pell, Rudman & Company, Inc. Mr. McPherson began his investment career in 1988. Mr. McPherson holds a Bachelor of Science degree in Finance from Northeastern University and a Master of Business Administration from Babson College. He is a CFA® charterholder.

Aristotle Atlantic Partners, LLC
50 Central Avenue, Suite 750, Sarasota, Florida 34236
Aristotle Atlantic is registered with the SEC as an investment adviser and provides investment advice to institutional and high net worth clients. Aristotle Atlantic is the sub-adviser to the Funds listed below. As of June 30, 2025, Aristotle Atlantic’s total assets under management were approximately $[ ] billion. Senior members of Aristotle Atlantic and Aristotle Capital hold a controlling interest in Aristotle Atlantic.

ARISTOTLE GROWTH EQUITY FUND ARISTOTLE CORE EQUITY FUND
Owen Fitzpatrick, CFA
Principal, Managing Director, Lead Portfolio Manager and Senior Research Analyst at Aristotle Atlantic since 2016. Prior to joining Aristotle Atlantic, Mr. Fitzpatrick had multiple roles at Deutsche Asset Management from 1995 to 2016, including Managing Director and Head of the U.S. Equity Platform. As Head of U.S. Equities, Mr. Fitzpatrick oversaw all active U.S. equity strategies, and as a Portfolio Manager, he managed the Large Cap Growth and Large Cap Core portfolios. Prior to Deutsche Asset Management, Mr. Fitzpatrick managed equity portfolios for Chemical Bank, where he was also responsible for research coverage of the consumer cyclical sector. Additionally, he served as a Portfolio Manager at Manufacturers Hanover Trust. Mr. Fitzpatrick began his investment career in 1986. Mr. Fitzpatrick earned his Bachelor of Science degree in Finance and his Master of Business Administration from Fordham University. He is a CFA® charterholder.

Thomas M. Hynes, Jr., CFA
Principal, Managing Director, Portfolio Manager and Senior Research Analyst at Aristotle Atlantic since 2016. Prior to joining Aristotle Atlantic, Mr. Hynes worked as a Portfolio Manager and Senior Analyst for Deutsche Asset Management from 2007 to 2016. Mr. Hynes’ previous experience also includes serving as a Director and Client Portfolio Manager at Citigroup Asset Management and as a Director for Deutsche Bank Private Wealth Management. Mr. Hynes began his investment career in 1995. Mr. Hynes earned his Bachelor of Science degree in Finance and Economics from Fordham University. He is a CFA® charterholder.

Brendan O’Neill, CFA	Principal, Director, Portfolio Manager and Senior Research Analyst at Aristotle Atlantic since 2016. Prior to joining Aristotle Atlantic, Mr. O’Neill worked as a Portfolio Manager and as a Research Analyst at Deutsche Asset Management from 2000 to 2016. Mr. O’Neill began his investment career in 2000. Mr. O’Neill earned his Bachelor of Arts degree in Economics from Queens College, CUNY and his Master of Science degree in Finance from Zicklin School of Business, Baruch College. He is a CFA® charterholder.

Aristotle Capital Management, LLC
11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California, 90025
Aristotle Capital is a Delaware limited liability company formed in 2006. In January 2012, Aristotle Capital merged with Los Angeles-based investment adviser Reed, Conner & Birdwell, LLC (“RCB”), which has origins managing assets dating back to 1959. As of June 30, 2025, Aristotle Capital’s total assets under management were approximately $[ ] billion. Aristotle Capital is a privately owned, registered investment adviser that specializes in equity portfolio management for institutional and individual clients. The firm is majority owned by employees and the Board of Managers.

ARISTOTLE INTERNATIONAL EQUITY FUND
Howard Gleicher, CFA	Founder, Chief Executive Officer, Chief Investment Officer and Principal of Aristotle Capital since 2010. Commencing in July 2006, Mr. Gleicher served as the sole manager of a private fund with substantially the same investment goal and strategies as the Global Equity Fund, in his capacity as Chief Executive Officer and Chief Investment Officer at Metropolitan West Capital Management, LLC (“MetWest Capital”). Mr. Gleicher was the strategist for MetWest Capital’s Large Cap Intrinsic Value, International Core Value, and Global Intrinsic Equity strategies. He also served as a senior analyst with MetWest Capital’s investment team. Mr. Gleicher departed MetWest Capital in October 2010 and continued to manage the private fund at Aristotle Capital, commencing in November 2010. Mr. Gleicher founded Aristotle Capital in 2006, and Aristotle Capital registered with the SEC in January 2011. He is currently Chief Executive Officer, Chief Investment Officer and Principal of Aristotle Capital. Prior to co-founding MetWest Capital, Mr. Gleicher served as principal, portfolio manager and Investment Policy Committee member with Palley-Needelman Asset Management, Inc. and as vice president and equity portfolio manager with Pacific Investment Management Company. Mr. Gleicher began his investment career in 1984. Mr. Gleicher holds Bachelor of Science and Master of Science degrees in Electrical Engineering from Stanford University, and a Master of Business Administration from Harvard Business School and is a CFA® charterholder.
Geoffrey S. Stewart, CFA	Principal, Portfolio Manager and a member of the research team of Aristotle Capital since 2003. He was an Analyst and Portfolio Manager with Reed, Conner & Birdwell, LLC (“RCB”) from 2003 to 2012 with responsibility for co-managing the International strategy (RCB combined its business with Aristotle Capital in January 2012). Prior to RCB, he served as an equity analyst at Oppenheimer & Company. Mr. Stewart began his investment career in 1999. Mr. Stewart holds a Bachelor of Arts degree in History from Duke University and is a CFA® charterholder.

Sean M. Thorpe
Principal, Portfolio Manager and a member of the research team of Aristotle Capital since 2007. Mr. Thorpe was an Analyst and Portfolio Manager with RCB from 2007 to 2012 with responsibility for co-managing the International strategy (RCB combined its business with Aristotle Capital in January 2012). Prior to RCB, Mr. Thorpe served as Senior Vice President for Shamrock Holdings, LLC, where he specialized in activist investments for domestic small cap companies. He was also Managing Director for Mandeville Partners, LLC, a Los Angeles-based private equity firm, for more than a decade, where he was involved in mergers and acquisitions throughout Latin America. He has held positions as the Vice President in Strategic Planning at Salick Health Care, Inc. and as financial analyst for both Kidder Peabody & Co. and Drexel Burnham Lambert, Inc. Mr. Stewart began his investment career in 1989. Mr. Thorpe holds a Bachelor of Arts degree in Economics and Finance from the University of California, Los Angeles.

ARISTOTLE/SAUL GLOBAL EQUITY FUND ARISTOTLE VALUE EQUITY FUND
Howard Gleicher, CFA	Founder, Chief Executive Officer, Chief Investment Officer and Principal of Aristotle Capital since 2010. Commencing in July 2006, Mr. Gleicher served as the sole manager of a private fund with substantially the same investment goal and strategies as the Global Equity Fund, in his capacity as Chief Executive Officer and Chief Investment Officer at Metropolitan West Capital Management, LLC (“MetWest Capital”). Mr. Gleicher was the strategist for MetWest Capital’s Large Cap Intrinsic Value, International Core Value, and Global Intrinsic Equity strategies. He also served as a senior analyst with MetWest Capital’s investment team. Mr. Gleicher departed MetWest Capital in October 2010 and continued to manage the private fund at Aristotle Capital, commencing in November 2010. Mr. Gleicher founded Aristotle Capital in 2006, and Aristotle Capital registered with the SEC in January 2011. He is currently Chief Executive Officer, Chief Investment Officer and Principal of Aristotle Capital. Prior to co-founding MetWest Capital, Mr. Gleicher served as principal, portfolio manager and Investment Policy Committee member with Palley-Needelman Asset Management, Inc. and as vice president and equity portfolio manager with Pacific Investment Management Company. Mr. Gleicher began his investment career in 1984. Mr. Gleicher holds Bachelor of Science and Master of Science degrees in Electrical Engineering from Stanford University, and a Master of Business Administration from Harvard Business School and is a CFA® charterholder.
Gregory D. Padilla, CFA	Principal, Portfolio Manager and member of the research team of Aristotle Capital since 2014. From 2012 through 2013, he was an Equity Analyst and portfolio manager at Vinik Asset Management where he managed a portion of the Global Value long-short portfolio and was a senior member of the Global Value investment team. Prior to Vinik Asset Management, Mr. Padilla was a Managing Director at Tradewinds Global Investors, LLC, where he co-managed the Lipper award winning Nuveen Tradewinds Global Natural Resource Fund from 2008 to 2012 and assisted in management of the Nuveen Tradewinds Value Opportunities Fund from 2011 to 2012. In addition to his portfolio management responsibilities, he was a senior member of the investment team from 2006 through 2012 with primary analyst responsibility for businesses in the global energy, industrial and utility sectors for all Tradewinds Global Investors funds and separate accounts. Mr. Padilla began his investment career in 2006. Mr. Padilla holds a Bachelor of Science degree in Finance from Arizona State University and a Master of Business Administration with honors and concentration in investments and financial markets from the USC Marshall School of Business and is a CFA® charterholder.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund or a Predecessor Fund, as applicable (assuming reinvestment of all dividends and distributions). The information for the fiscal period ended March 31, 2025 has been audited by [ ], the Funds’ independent registered public accounting firm located at [ ], whose report, along with each Fund’s financial statements, are included in the Trust’s Form N-CSR filing, which is available upon request.
The Funds have assumed the accounting history of the corresponding Predecessor Fund at the closing of the Reorganization. The financial highlights for the Predecessor Funds are included for periods prior to the Reorganization below. The information in the following tables for periods prior to the Reorganization has been derived from the relevant Predecessor Fund’s financial statements, which have been audited by the Predecessor Funds’ independent registered public accounting firm. [ ] served as the Predecessor Fund’s independent registered public accounting firm with regard to Aristotle Core Income Fund, Aristotle Core Bond Fund, Aristotle Floating Rate Income Fund, Aristotle Growth Equity Fund, Aristotle High Yield Bond Fund, Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle Short Duration Income Fund, Aristotle Strategic Income Fund and Aristotle Ultra Short Income Fund. [ ] served as the Predecessor Fund’s independent registered public accounting firm for Aristotle Core Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle Value Equity Fund and Aristotle/Saul Global Equity Fund.
[UPDATED FINANCIAL HIGHLIGHTS FOR 2025 TO BE PROVIDED IN A SUBSEQUENT AMENDMENT]

Aristotle Core Bond Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,				For the period December 14, 2020(a) - March 31, 2021
Per Share Data:	2024(g)		2023	2022
Net asset value, beginning of period	$8.59		$9.17	$9.70	$10.00
Investments Operations:
Net investment income (loss)(b)	0.27		0.20	0.10	0.03
Net realized and unrealized gain (loss) on investments	(0.00)	(f)	(0.58)	(0.52)	(0.30)
Total from investment operations	0.27		(0.38)	(0.42)	(0.27)

Less Distributions From:
From net investment income	(0.27)		(0.20)	(0.11)	(0.03)
Total distributions	(0.27)		(0.20)	(0.11)	(0.03)

Net asset value, end of period	$8.59		$8.59	$9.17	$9.70

Total return(c)(d)	3.23%		(4.12)%	(4.37)%	(2.73)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$17,838		$15,172	$14,534	$12,156
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.50%		0.88%	1.01%	0.97%
After expense reimbursement (recapture)(e)	0.48%		0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.22%		2.30%	1.06%	0.88%

Portfolio turnover rate(c)	32%		42%	51%	26%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Commencement of operations of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)Amount calculated is less than $0.005 per share.
(g)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.

Aristotle Core Bond Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,				For the period December 14, 2020(b) - March 31, 2021
Per Share Data:	2024(h)		2023	2022
Net asset value, beginning of period	$8.59		$9.17	$9.70	$10.00
Investments Operations:
Net investment income (loss)(c)	0.27		0.20	0.10	0.03
Net realized and unrealized gain (loss) on investments	(0.00)	(g)	(0.58)	(0.52)	(0.30)
Total from investment operations	0.27		(0.38)	(0.42)	(0.27)

Less Distributions From:
From net investment income	(0.27)		(0.20)	(0.11)	(0.03)
Total distributions	(0.27)		(0.20)	(0.11)	(0.03)

Net asset value, end of period	$8.59		$8.59	$9.17	$9.70

Total return(d)(e)	3.23%		(4.12)%	(4.37)%	(2.73)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$11,506		$11,144	$11,626	$12,156
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.50%		0.88%	1.01%	0.97%
After expense reimbursement (recapture)(f)	0.48%		0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	3.21%		2.30%	1.06%	0.88%

Portfolio turnover rate(d)	32%		42%	51%	26%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Advisor Class shares of the Fund’s predecessor fund, Pacific Funds ESG Core Bond, were renamed to Class I-2 shares on August 1, 2022.
(b)Commencement of operations.
(c)Net investment income per share has been calculated based on the average shares outstanding method.
(d)Not annualized for periods less than one year.
(e)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)Annualized for periods less than one year.
(g)Amount calculated is less than $0.005 per share.
(h)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.

Aristotle Core Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	January 1, 2024 through March 31, 2024(g)		October 25, 2023(a) through December 31, 2023
Per Share Data:
Net asset value, beginning of period	$11.33		$10.00
Investments Operations:
Net investment income (loss)(b)	0.00	(f)	0.01
Net realized and unrealized gain (loss) on investments	1.34		1.39
Total from investment operations	1.34		1.40

Less Distributions From:
From net investment income	—		(0.07)
From net realized gains	—		—
Total distributions	—		(0.07)

Net asset value, end of period	$12.67		$11.33

Total return(c)(d)	11.83%		14.03%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$52		$47
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.90%		0.91%
After expense reimbursement (recapture)(e)	0.90%		0.91%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.07%		0.70%

Portfolio turnover rate(c)	3%		18%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Commencement of operations.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)Amount represents less than $0.005 per share.
(g)The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.

Aristotle Core Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	January 1, 2024 through March 31, 2024(f)	October 23, 2023(a) through December 31, 2023
Per Share Data:
Net asset value, beginning of period	$11.58	$10.12
Investments Operations:
Net investment income (loss)(b)	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.36	1.48
Total from investment operations	1.37	1.50

Less Distributions From:
From net investment income	—	(0.04)
From net realized gains	—	—
Total distributions	—	(0.04)

Net asset value, end of period	$12.95	$11.58

Total return(c)(d)	11.83%	14.79%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$226,581	$221,283
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.65%	0.66%
After expense reimbursement (recapture)(e)	0.65%	0.66%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.31%	0.85%

Portfolio turnover rate(c)	3%	18%
Portfolio Turnover is calculated for the Fund as a whole.
(a)This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.

Aristotle Core Equity Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	January 1, 2024 through March 31, 2024(g)	Year Ended December 31,
Per Share Data:		2023		2022		2021		2020		2019
Net asset value, beginning of year	$20.64	$16.89		$21.87		$17.86		$14.33		$10.66
Investments Operations:
Net investment income (loss)(b)	0.02	0.11		0.09		0.07		0.10		0.09
Net realized and unrealized gain (loss) on investments	2.44	3.80		(4.93)		4.28		3.58		3.67
Total from investment operations	2.46	3.91		(4.84)		4.35		3.68		3.76

Less Distributions From:
From net investment income	—	(0.16)		(0.08)		(0.06)		(0.07)		(0.07)
From net realized gains	—	—		(0.06)		(0.28)		(0.08)		(0.02)
Total distributions	—	(0.16)		(0.14)		(0.34)		(0.15)		(0.09)

Redemption fee proceeds(b)	—	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Net asset value, end of year	$23.10	$20.64		$16.89		$21.87		$17.86		$14.33

Total return(d)(f)	11.92%	23.21%		(22.15)%		24.34%		25.69%		35.24%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$185,090	$175,473		$167,455		$178,513		$90,679		$27,269
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.65%	0.76%		0.79%		0.79%		0.96%		1.47%
After expense reimbursement (recapture)(e)	0.65%	0.65%		0.65%		0.65%		0.65%		0.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.32%	0.62%		0.51%		0.33%		0.62%		0.67%

Portfolio turnover rate(f)	3%	18%		18%		8%		20%		18%
Portfolio Turnover is calculated for the Fund as a whole.
(a)For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Core Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.
(b)Based on the average shares outstanding for the year.
(c)Amount represents less than $0.005 per share.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)Not annualized for periods less than one year.
(g)The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.

Aristotle Core Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended December 31,
Per Share Data:	2024(e)	2023	2022	2021	2020
Net asset value, beginning of period	$9.68	$10.41	$11.18	$10.60	$10.52
Investments Operations:
Net investment income (loss)(a)	0.42	0.31	0.20	0.22	0.29
Net realized and unrealized gain (loss) on investments	(0.06)	(0.72)	(0.52)	0.66	0.08
Total from investment operations	0.36	(0.41)	(0.32)	0.88	0.37

Less Distributions From:
From net investment income	(0.40)	(0.32)	(0.21)	(0.22)	(0.29)
From net realized gains	—	—	(0.24)	(0.08)	—
Total distributions	(0.40)	(0.32)	(0.45)	(0.30)	(0.29)

Net asset value, end of period	$9.64	$9.68	$10.41	$11.18	$10.60

Total return(b)(c)	3.87%	(3.90)%	(3.11)%	8.29%	3.51%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$105,474	$99,406	$127,727	$160,701	$140,650
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.86%	0.97%	0.97%	0.98%	1.09%
After expense reimbursement (recapture)(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.40%	3.25%	1.83%	1.95%	2.70%

Portfolio turnover rate(b)	37%	118%	82%	102%	70%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)Annualized for periods less than one year.
(e)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Core Income.

Aristotle Core Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended December 31,
Per Share Data:	2024(e)	2023	2022	2021	2020
Net asset value, beginning of period	$9.68	$10.41	$11.18	$10.60	$10.52
Investments Operations:
Net investment income (loss)(a)	0.35	0.24	0.12	0.14	0.21
Net realized and unrealized gain (loss) on investments	(0.05)	(0.73)	(0.53)	0.66	0.08
Total from investment operations	(0.30)	(0.49)	(0.41)	0.80	0.29

Less Distributions From:
From net investment income	(0.34)	(0.24)	(0.12)	(0.14)	(0.21)
From net realized gains	—	—	(0.24)	(0.08)	—
Total distributions	(0.34)	(0.24)	(0.36)	(0.22)	(0.21)

Net asset value, end of period	$9.64	$9.68	$10.41	$11.18	$10.60

Total return(b)(c)	3.19%	(4.63)%	(3.84)%	7.48%	2.73%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$33,140	$23,038	$35,731	$53,990	$58,397
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.61%	1.72%	1.72%	1.73%	1.84%
After expense reimbursement (recapture)(d)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	3.66%	2.50%	1.08%	1.20%	1.95%

Portfolio turnover rate(b)	37%	118%	82%	102%	70%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)Annualized for periods less than one year.
(e)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Core Income.

Aristotle Core Income Fund
FINANCIAL HIGHLIGHTS
Class I(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended December 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$9.69	$10.42	$11.19	$10.61	$10.53
Investments Operations:
Net investment income (loss)(b)	0.45	0.34	0.24	0.25	0.33
Net realized and unrealized gain (loss) on investments	(0.06)	(0.72)	(0.53)	0.67	0.07
Total from investment operations	0.39	(0.38)	(0.29)	0.92	0.40

Less Distributions From:
From net investment income	(0.43)	(0.35)	(0.24)	(0.26)	(0.32)
From net realized gains	—	—	(0.24)	(0.08)	—
Total distributions	(0.43)	(0.35)	(0.48)	(0.34)	(0.32)

Net asset value, end of period	$9.65	$9.69	$10.42	$11.19	$10.61

Total return(c)(d)	4.15%	(3.60)%	(2.81)%	8.61%	3.81%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$632,073	$116,338	$118,420	$107,857	$60,355
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.56%	0.72%	0.72%	0.73%	0.73%
After expense reimbursement (recapture)(e)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	4.73%	3.55%	2.13%	2.25%	3.00%

Portfolio turnover rate(c)	37%	118%	82%	102%	70%
Portfolio Turnover is calculated for the Fund as a whole.
(a)On April 17, 2023 the Pacific Funds Core Income Class P shares were merged into Aristotle Core Income Fund - Class I shares.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds Core Income.

Aristotle Core Income Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$9.70	$10.43	$11.21	$10.62	$10.54
Investments Operations:
Net investment income (loss)(b)	0.45	0.34	0.24	0.26	0.33
Net realized and unrealized gain (loss) on investments	(0.05)	(0.72)	(0.54)	0.67	0.08
Total from investment operations	0.40	(0.38)	(0.30)	0.93	0.41

Less Distributions From:
From net investment income	(0.43)	(0.35)	(0.24)	(0.26)	(0.33)
From net realized gains	—	—	(0.24)	(0.08)	—
Total distributions	(0.43)	(0.35)	(0.48)	(0.34)	(0.33)

Net asset value, end of period	$9.67	$9.70	$10.43	$11.21	$10.62

Total return(c)(d)	4.27%	(3.60)%	(2.89)%	8.70%	3.81%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$1,554,233	$600,431	$625,283	$801,154	$679,278
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.56%	0.72%	0.72%	0.73%	0.84%
After expense reimbursement (recapture)(e)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	4.75%	3.55%	2.13%	2.25%	3.00%

Portfolio turnover rate(c)	37%	118%	82%	102%	70%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Advisor Class shares of Pacific Funds Core Income, the predecessor fund of Aristotle Core Income Fund, were renamed to Class I-2 shares on August 1, 2022.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Core Income.

Aristotle Floating Rate Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(g)		2023		2022	2021	2020
Net asset value, beginning of period	$9.28		$9.66		$9.72	$8.80	$9.88
Investments Operations:
Net investment income (loss)(a)	0.83		0.59		0.35	0.34	0.45
Net realized and unrealized gain (loss) on investments	0.28		(0.38)		(0.06)	0.92	(1.08)
Total from investment operations	1.11		0.21		0.29	1.26	(0.62)

Less Distributions From:
From net investment income	(0.83)		(0.59)		(0.35)	(0.34)	(0.46)
Total distributions	(0.83)		(0.59)		(0.35)	(0.34)	(0.46)

Net asset value, end of period	$9.56		$9.28		$9.66	$9.72	$8.80

Total return(b)(c)	12.50%		2.50%		2.87%	14.52%	(6.69)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$265,404		$265,188		$280,827	$170,353	$162,511
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.04%		1.13%		1.13%	1.17%	1.27%
After expense reimbursement (recapture)(d)	1.03%	(f)	0.98%	(e)	1.00%	1.02%	1.02%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	8.84%		6.35%		3.56%	3.63%	4.64%

Portfolio turnover rate(b)	130%		66%		90%	116%	116%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)Annualized for periods less than one year.
(e)The annualized ratios of expenses, excluding interest expense, after expense reductions, to average net assets for the year ended March 31, 2023 was 0.96%
(f)The annualized ratios of expenses, excluding line of credit commitment expense, after expense reductions, to average net assets for the year ended March 31, 2024 was 1.01%.
(g)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.

Aristotle Floating Rate Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(g)		2023		2022	2021	2020
Net asset value, beginning of period	$9.27		$9.64		$9.71	$8.79	$9.86
Investments Operations:
Net investment income (loss)(a)	0.76		0.52		0.28	0.28	0.39
Net realized and unrealized gain (loss) on investments	0.28		(0.37)		(0.07)	0.92	(1.08)
Total from investment operations	1.04		0.15		0.21	1.20	(0.69)

Less Distributions From:
From net investment income	(0.76)		(0.52)		(0.28)	(0.28)	(0.38)
Total distributions	(0.76)		(0.52)		(0.28)	(0.28)	(0.38)

Net asset value, end of period	$9.55		$9.27		$9.64	$9.71	$8.79

Total return(b)(c)	11.67%		1.75%		2.15%	13.74%	(7.31)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$117,483		$109,877		$109,161	$87,940	$102,846
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.79%		1.88%		1.88%	1.92%	2.03%
After expense reimbursement (recapture)(d)	1.78%	(f)	1.71%	(e)	1.70%	1.72%	1.72%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	8.09%		5.61%		2.86%	2.93%	3.94%

Portfolio turnover rate(b)	130%		66%		90%	116%	116%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)Annualized for periods less than one year.
(e)The annualized ratios of expenses, excluding interest expense, after expense reductions, to average net assets for the year ended March 31, 2023 was 1.69%
(f)The annualized ratios of expenses, excluding line of credit commitment expense, after expense reductions, to average net assets for the year ended March 31, 2024 was 1.76%.
(g)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.

Aristotle Floating Rate Income Fund
FINANCIAL HIGHLIGHTS
Class I(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(h)		2023		2022	2021	2020
Net asset value, beginning of period	$9.29		$9.67		$9.73	$8.81	$9.90
Investments Operations:
Net investment income (loss)(b)	0.86		0.62		0.38	0.38	0.49
Net realized and unrealized gain (loss) on investments	0.29		(0.38)		(0.06)	0.91	(1.09)
Total from investment operations	1.15		0.24		0.32	1.29	(0.60)

Less Distributions From:
From net investment income	(0.87)		(0.62)		(0.38)	(0.37)	(0.49)
Total distributions	(0.87)		(0.62)		(0.38)	(0.37)	(0.49)

Net asset value, end of period	$9.57		$9.29		$9.67	$9.73	$8.81

Total return(c)(d)	12.88%		2.69%		3.29%	14.87%	(6.49)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$1,641,206		$1,486,461		$1,838,625	$1,019,062	$415,170
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.71%		0.88%		0.88%	0.91%	0.91%
After expense reimbursement (recapture)(e)	0.70%	(g)	0.68%	(f)	0.70%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	9.15%		6.65%		3.86%	3.93%	4.94%

Portfolio turnover rate(c)	130%		66%		90%	116%	116%
Portfolio Turnover is calculated for the Fund as a whole.
(a)On April 17, 2023 Pacific Funds Floating Rate Income Class P shares were merged into the Fund’s Class I shares.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)The annualized ratios of expenses, excluding interest expense, after expense reductions, to average net assets for the year ended March 31, 2023 was 0.66%
(g)The annualized ratios of expenses, excluding line of credit commitment expense, after expense reductions, to average net assets for the year ended March 31, 2024 was 0.68%.
(h)For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.

Aristotle Floating Rate Income Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(h)		2023		2022	2021	2020
Net asset value, beginning of period	$9.31		$9.69		$9.75	$8.83	$9.92
Investments Operations:
Net investment income (loss)(b)	0.86		0.61		0.37	0.37	0.48
Net realized and unrealized gain (loss) on investments	0.28		(0.37)		(0.06)	0.92	(1.09)
Total from investment operations	1.14		0.24		0.31	1.29	(0.61)

Less Distributions From:
From net investment income	(0.86)		(0.62)		(0.37)	(0.37)	(0.48)
Total distributions	(0.86)		(0.62)		(0.37)	(0.37)	(0.48)

Net asset value, end of period	$9.59		$9.31		$9.69	$9.75	$8.83

Total return(c)(d)	12.76%		2.66%		3.25%	14.78%	(6.52)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$1,918,057		$1,840,333		$1,778,969	$716,233	$506,347
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.79%		0.88%		0.88%	0.91%	1.03%
After expense reimbursement (recapture)(e)	0.78%	(g)	0.73%	(f)	0.75%	0.77%	0.77%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	9.07%		6.60%		3.81%	3.88%	4.89%

Portfolio turnover rate(c)	130%		66%		90%	116%	116%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Advisor Class shares of Pacific Funds Floating Rate Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)The annualized ratios of expenses, excluding interest expense, after expense reductions, to average net assets for the year ended March 31, 2023 was 0.71%
(g)The annualized ratios of expenses, excluding line of credit commitment expense, after expense reductions, to average net assets for the year ended March 31, 2024 was 0.76%.
(h)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.

Aristotle Growth Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

November 29, 2023(a) through March 31, 2024
Per Share Data:
Net asset value, beginning of period	$10.00
Investments Operations:
Net investment income (loss)(b)	(0.01)
Net realized and unrealized gain (loss) on investments	1.14
Total from investment operations	1.13

Less Distributions From:
From net investment income	(0.06)
From net realized gains	(2.06)
Total distributions	(2.12)

Net asset value, end of period	$9.01

Total return(c)(d)	14.08%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$261
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.96%
After expense reimbursement (recapture)(e)	0.96%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	(0.37)%

Portfolio turnover(c)	84%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Commencement of Operations.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.

Aristotle Growth Equity Fund
FINANCIAL HIGHLIGHTS
Class I(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(g)	2023	2022	2021	2020
Net asset value, beginning of period	$12.36	$29.12	$30.54	$27.10	$27.18
Investments Operations:
Net investment income (loss)(b)	(0.01)	0.01	(0.10)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	3.76	(4.62)	3.07	13.51	0.93
Total from investment operations	3.75	(4.61)	2.97	13.43	0.91

Less Distributions From:
From net investment income	(0.01)	—	—	—	(0.00)	(c)
From net realized gains	(2.06)	(12.15)	(4.39)	(9.99)	(0.99)
Total distributions	(2.07)	(12.15)	(4.39)	(9.99)	(0.99)

Net asset value, end of period	$14.04	$12.36	$29.12	$30.54	$27.10

Total return(d)(e)	32.55%	(13.10)%	7.84%	50.42%	3.04%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$277,674	$146,168	$158,592	$179,183	$163,575
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.71%	0.86%	0.77%	0.78%	0.77%
After expense reimbursement (recapture)(f)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	(0.05)%	0.03%	(0.30)%	(0.24)%	(0.06)%

Portfolio turnover rate(d)	84%	78%	10%	32%	20%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Prior to April 17, 2023, the financial and return information is of Class P shares of PF Growth Fund, which merged into Class I shares of the Fund on April 17, 2023.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Amount calculated is less than $0.005 per share.
(d)Not annualized for periods less than one year.
(e)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)Annualized for periods less than one year.
(g)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, PF Growth Fund.

Aristotle Growth Equity Fund
FINANCIAL HIGHLIGHTS
Class I-2

Per share operating performance.
For a capital share outstanding throughout each period.

	January 16, 2024(a) through March 31, 2024
Per Share Data:
Net asset value, beginning of period	$12.86
Investments Operations:
Net investment income (loss)(b)	(0.00)	(c)
Net realized and unrealized gain (loss) on investments	1.18
Total from investment operations	1.18

Less Distributions From:
From net investment income	—
From net realized gains	—
Total distributions	—

Net asset value, end of period	$14.04

Total return(d)(e)	9.18%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$11
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.71%
After expense reimbursement (recapture)(f)	0.71%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	(0.15)%

Portfolio turnover rate(d)	84%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Commencement of Operations.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Amount calculated is less than $0.005 per share.
(d)Not annualized for periods less than one year.
(e)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)Annualized for periods less than one year.

Aristotle High Yield Bond Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(e)	2023	2022	2021	2020
Net asset value, beginning of period	$9.03	$9.85	$10.34	$8.75	$10.07
Investments Operations:
Net investment income (loss)(a)	0.59	0.49	0.47	0.51	0.52
Net realized and unrealized gain (loss) on investments	0.32	(0.81)	(0.50)	1.59	(1.33)
Total from investment operations	0.91	(0.32)	(0.03)	2.10	(0.81)

Less Distributions From:
From net investment income	(0.58)	(0.50)	(0.46)	(0.51)	(0.51)
Total distributions	(0.58)	(0.50)	(0.46)	(0.51)	(0.51)

Net asset value, end of period	$9.36	$9.03	$9.85	$10.34	$8.75

Total return(b)(c)	10.45%	(3.09)%	(0.36)%	24.45%	(8.61)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$5,964	$6,141	$6,816	$7,496	$7,227
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.97%	1.16%	1.12%	1.13%	1.24%
After expense reimbursement (recapture)(d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	6.47%	5.37%	4.53%	5.13%	5.11%

Portfolio turnover rate(b)	74%	35%	40%	66%	63%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)Annualized for periods less than one year.
(e)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.

Aristotle High Yield Bond Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(e)	2023	2022	2021	2020
Net asset value, beginning of period	$9.02	$9.83	$10.33	$8.74	$10.06
Investments Operations:
Net investment income (loss)(a)	0.52	0.42	0.40	0.44	0.45
Net realized and unrealized gain (loss) on investments	0.32	(0.80)	(0.51)	1.59	(1.33)
Total from investment operations	0.84	(0.38)	(0.11)	2.03	(0.88)

Less Distributions From:
From net investment income	(0.52)	(0.43)	(0.39)	(0.44)	(0.44)
Total distributions	(0.52)	(0.43)	(0.39)	(0.44)	(0.44)

Net asset value, end of period	$9.34	$9.02	$9.83	$10.33	$8.74

Total return(b)(c)	9.57%	(3.81)%	(1.17)%	23.61%	(9.28)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$660	$903	$1,291	$1,937	$2,007
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.72%	1.91%	1.87%	1.88%	2.00%
After expense reimbursement (recapture)(d)	1.70%	1.68%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	5.69%	4.64%	3.83%	4.43%	4.41%

Portfolio turnover rate(b)	74%	35%	40%	66%	63%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)Annualized for periods less than one year.
(e)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.

Aristotle High Yield Bond Fund
FINANCIAL HIGHLIGHTS
Class I(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$8.91	$9.74	$10.24	$8.66	$9.98
Investments Operations:
Net investment income (loss)(b)	0.61	0.50	0.49	0.53	0.54
Net realized and unrealized gain (loss) on investments	0.31	(0.80)	(0.50)	1.59	(1.33)
Total from investment operations	0.92	(0.30)	(0.01)	2.12	(0.79)

Less Distributions From:
From net investment income	(0.60)	(0.53)	(0.49)	(0.54)	(0.53)
Total distributions	(0.60)	(0.53)	(0.49)	(0.54)	(0.53)

Net asset value, end of period	$9.23	$8.91	$9.74	$10.24	$8.66

Total return(c)(d)	10.78%	(2.91)%	(0.20)%	24.76%	(8.36)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$60,689	$1,694	$86	$62	$54
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.66%	0.92%	0.87%	0.88%	0.88%
After expense reimbursement (recapture)(e)	0.65%	0.65%	0.69%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	6.78%	5.67%	4.79%	5.38%	5.36%

Portfolio turnover rate(c)	74%	35%	40%	66%	63%
Portfolio Turnover is calculated for the Fund as a whole.
(a)On April 17, 2023 Pacific Funds High Income Class P shares were merged into the Fund’s Class I shares.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds High Income.

Aristotle High Yield Bond Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(g)	2023	2022		2021	2020
Net asset value, beginning of period	$9.05	$9.87	$10.36		$8.76	$10.08
Investments Operations:
Net investment income (loss)(b)	0.62	0.51	0.50		0.54	0.54
Net realized and unrealized gain (loss) on investments	0.31	(0.81)	(0.50)		1.60	(1.33)
Total from investment operations	0.93	(0.30)	0.00	(c)	2.14	(0.79)

Less Distributions From:
From net investment income	(0.60)	(0.52)	(0.49)		(0.54)	(0.53)
Total distributions	(0.60)	(0.52)	(0.49)		(0.54)	(0.53)

Net asset value, end of period	$9.38	$9.05	$9.87		$10.36	$8.76

Total return(d)(e)	10.67%	(2.84)%	(0.11)%		24.86%	(8.38)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$11,112	$8,707	$6,741		$3,937	$3,329
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.72%	0.91%	0.87%		0.88%	1.00%
After expense reimbursement (recapture)(f)	0.70%	0.70%	0.70%		0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	6.74%	5.62%	4.78%		5.38%	5.36%

Portfolio turnover rate(d)	74%	35%	40%		66%	63%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Advisor Class shares of Pacific Funds High Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Amount is less than $0.005 per share.
(d)Not annualized for periods less than one year.
(e)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)Annualized for periods less than one year.
(g)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.

Aristotle International Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	January 1, 2024 through March 31, 2024(f)	December 28, 2023(a) through December 31, 2023
Per Share Data:
Net asset value, beginning of period	$10.00	$10.00
Investments Operations:
Net investment income (loss)(b)	0.01	—
Net realized and unrealized gain (loss) on investments	0.33	—
Total from investment operations	0.34	—

Less Distributions From:
From net investment income	—	—
From net realized gains	—	—
Total distributions	—	—

Net asset value, end of period	$10.34	$10.00

Total return(c)(d)	3.40%	0.00%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$11	$1
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.03%	1.04%
After expense reimbursement (recapture)(e)	1.03%	1.04%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.54%	0.39%

Portfolio turnover rate(c)	3%	16%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Commencement of operations.
(b)Net investment income per share has been calculated based on average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.

Aristotle International Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	January 1, 2024 through March 31, 2024(f)	October 23, 2023(a) through December 31, 2023
Per Share Data:
Net asset value, beginning of period	$10.71	$9.39
Investments Operations:
Net investment income (loss)(b)	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.34	1.33
Total from investment operations	0.36	1.34

Less Distributions From:
From net investment income	—	(0.02)
From net realized gains	—	—
Total distributions	—	(0.02)

Net asset value, end of period	$11.07	$10.71

Total return(c)(d)	3.36%	14.30%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$188,136	$199,073
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.78%	0.79%
After expense reimbursement (recapture)(e)	0.78%	0.79%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.69%	0.64%

Portfolio turnover rate(c)	3%	16%
Portfolio Turnover is calculated for the Fund as a whole.
(a)This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.
(b)Net investment income per share has been calculated based on average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.

Aristotle International Equity Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	January 1, 2024 through March 31, 2024(h)	Year Ended December 31,
Per Share Data:		2023		2022		2021		2020		2019
Net asset value, beginning of period	$13.17	$11.38		$14.56		$12.80		$11.66		$9.54
Investments Operations:
Net investment income (loss)(b)	0.02	0.17		0.15		0.13		0.10		0.18
Net realized and unrealized gain (loss) on investments	0.44	1.83		(3.19)		1.88		1.11		2.11
Total from investment operations	0.46	2.00		(3.04)		2.01		1.21		2.29

Less Distributions From:
From net investment income	—	(0.21)		(0.14)		(0.11)		(0.07)		(0.15)
From net realized gains	—	—		—		(0.14)		—		(0.02)
Total distributions	—	(0.21)		(0.14)		(0.25)		(0.07)		(0.17)

Redemption fee proceeds(b)	—	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Net asset value, end of period	$13.63	$13.17		$11.38		$14.56		$12.80		$11.66

Total return(d)(f)	3.49%	17.73%		(20.91)%		15.79%		10.40%		23.98%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$443,745	$420,596		$378,577		$391,477		$245,021		$91,225
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(g)	0.78%	0.90%	(e)	0.94%		0.93%		1.04%		1.17%
After expense reimbursement (recapture)(g)	0.78%	0.80%	(e)	0.80%		0.80%		0.80%		0.80%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(g)	0.72%	1.37%		1.26%		0.91%		0.96%		1.63%

Portfolio turnover rate(f)	3%	16%		18%		10%		14%		11%
Portfolio Turnover is calculated for the Fund as a whole.
(a)For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle International Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.
(b)Based on the average shares outstanding for the year.
(c)Amount represents less than $0.005 per share.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)Includes Tax reclaim service fee of 0.00%.
(f)Not annualized for periods less than one year.
(g)Annualized for periods less than one year.
(h)The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.

Aristotle Portfolio Optimization Aggressive Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$10.95	$16.37	$17.62	$11.38	$14.25
Investments Operations:
Net investment income (loss)(a)	0.25	0.06	0.02	0.09	0.19
Net realized and unrealized gain (loss) on investments	1.87	(1.74)	0.63	6.70	(1.89)
Total from investment operations	2.12	(1.68)	0.65	6.79	(1.70)

Less Distributions From:
From net investment income	(0.06)	—	(0.52)	(0.21)	(0.23)
From net realized gains	(0.15)	(3.74)	(1.38)	(0.34)	(0.94)
Total distributions	(0.21)	(3.74)	(1.90)	(0.55)	(1.17)

Net asset value, end of period	$12.86	$10.95	$16.37	$17.62	$11.38

Total return(b)(c)	19.48%	(9.53)%	2.80%	60.05%	(13.66)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$241,995	$230,188	$270,691	$275,818	$191,505
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.70%	0.66%	0.65%	0.66%	0.67%
After expense reimbursement (recapture)(d)(e)	0.70%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	2.20%	0.46%	0.12%	0.56%	1.31%

Portfolio turnover rate(b)	121%	29%	15%	31%	19%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive-Growth.

Aristotle Portfolio Optimization Aggressive Growth Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$10.18	$15.62	$16.92	$10.97	$13.76
Investments Operations:
Net investment income (loss)(a)	0.16	(0.04)	(0.11)	(0.03)	0.08
Net realized and unrealized gain (loss) on investments	1.71	(1.66)	0.60	6.45	(1.82)
Total from investment operations	1.87	(1.70)	0.49	6.42	(1.74)

Less Distributions From:
From net investment income	(0.03)	—	(0.41)	(0.13)	(0.11)
From net realized gains	(0.15)	(3.74)	(1.38)	(0.34)	(0.94)
Total distributions	(0.18)	(3.74)	(1.79)	(0.47)	(1.05)

Net asset value, end of period	$11.87	$10.18	$15.62	$16.92	$10.97

Total return(b)(c)	18.54%	(10.16)%	2.04%	58.83%	(14.25)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$24,630	$26,893	$35,333	$43,705	$35,339
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.45%	1.41%	1.40%	1.41%	1.42%
After expense reimbursement (recapture)(d)(e)	1.45%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.51%	(0.29)%	(0.63)%	(0.19)%	0.56%

Portfolio turnover rate(b)	121%	29%	15%	31%	19%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive-Growth.

Aristotle Portfolio Optimization Aggressive Growth Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(g)	2023	2022	2021	2020
Net asset value, beginning of period	$11.09	$16.48	$17.72	$11.44	$14.29
Investments Operations:
Net investment income (loss)(b)	0.30	0.09	0.07	0.12	0.23
Net realized and unrealized gain (loss) on investments	1.88	(1.74)	0.62	6.74	(1.89)
Total from investment operations	2.18	(1.65)	0.69	6.86	(1.66)

Less Distributions From:
From net investment income	(0.06)	—	(0.55)	(0.24)	(0.25)
From net realized gains	(0.15)	(3.74)	(1.38)	(0.34)	(0.94)
Total distributions	(0.21)	(3.74)	(1.93)	(0.58)	(1.19)

Net asset value, end of period	$13.06	$11.09	$16.48	$17.72	$11.44

Total return(c)(d)	19.84%	(9.25)%	3.02%	60.35%	(13.34)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$9,014	$9,333	$10,940	$14,855	$9,606
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.45%	0.41%	0.40%	0.41%	0.42%
After expense reimbursement (recapture)(e)(f)	0.45%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	2.52%	0.71%	0.37%	0.81%	1.56%

Portfolio turnover rate(c)	121%	29%	15%	31%	19%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Advisor Class shares of Pacific Funds Portfolio Optimization Aggressive-Growth, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(f)Annualized for periods less than one year.
(g)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive Growth Fund.

Aristotle Portfolio Optimization Conservative Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$9.40	$10.77	$11.46	$9.83	$10.23
Investments Operations:
Net investment income (loss)(a)	0.34	0.27	0.18	0.16	0.17
Net realized and unrealized gain (loss) on investments	0.41	(1.00)	(0.39)	1.80	(0.35)
Total from investment operations	0.75	(0.73)	(0.21)	1.96	(0.18)

Less Distributions From:
From net investment income	(0.33)	(0.02)	(0.28)	(0.33)	(0.20)
From net realized gains	—	(0.62)	(0.20)	—	(0.02)
Total distributions	(0.33)	(0.64)	(0.48)	(0.33)	(0.22)

Net asset value, end of period	$9.82	$9.40	$10.77	$11.46	$9.83

Total return(b)(c)	8.01%	(6.71)%	(2.13)%	19.96%	(1.95)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$124,966	$139,384	$174,061	$191,406	$159,186
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.71%	0.68%	0.67%	0.67%	0.68%
After expense reimbursement (recapture)(d)(e)	0.70%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.52%	2.74%	1.53%	1.47%	1.60%

Portfolio turnover rate(b)	127%	28%	20%	37%	22%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Conservative.

Aristotle Portfolio Optimization Conservative Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$9.05	$10.44	$11.14	$9.59	$9.97
Investments Operations:
Net investment income (loss)(a)	0.26	0.19	0.09	0.08	0.09
Net realized and unrealized gain (loss) on investments	0.38	(0.96)	(0.38)	1.74	(0.35)
Total from investment operations	0.64	(0.77)	(0.29)	1.82	(0.26)

Less Distributions From:
From net investment income	(0.30)	—	(0.21)	(0.27)	(0.10)
From net realized gains	—	(0.62)	(0.20)	—	(0.02)
Total distributions	(0.30)	(0.62)	(0.41)	(0.27)	(0.12)

Net asset value, end of period	$9.39	$9.05	$10.44	$11.14	$9.59

Total return(b)(c)	7.12%	(7.34)%	(2.85)%	18.96%	(2.72)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$16,138	$24,031	$37,841	$46,869	$46,909
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.46%	1.43%	1.42%	1.42%	1.43%
After expense reimbursement (recapture)(d)(e)	1.45%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	2.79%	1.99%	0.78%	0.72%	0.86%

Portfolio turnover rate(b)	127%	28%	20%	37%	22%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Conservative.

Aristotle Portfolio Optimization Conservative Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(g)	2023	2022	2021	2020
Net asset value, beginning of period	$9.48	$10.84	$11.52	$9.88	$10.26
Investments Operations:
Net investment income (loss)(b)	0.36	0.29	0.21	0.19	0.20
Net realized and unrealized gain (loss) on investments	0.42	(1.00)	(0.39)	1.80	(0.35)
Total from investment operations	0.78	(0.71)	(0.18)	1.99	(0.15)

Less Distributions From:
From net investment income	(0.33)	(0.03)	(0.30)	(0.35)	(0.21)
From net realized gains	—	(0.62)	(0.20)	—	(0.02)
Total distributions	(0.33)	(0.65)	(0.50)	(0.35)	(0.23)

Net asset value, end of period	$9.93	$9.48	$10.84	$11.52	$9.88

Total return(c)(d)	8.33%	(6.50)%	(1.84)%	20.17%	(1.68)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$4,857	$6,871	$13,647	$11,299	$6,994
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.46%	0.43%	0.42%	0.42%	0.43%
After expense reimbursement (recapture)(e)(f)	0.45%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	3.77%	2.99%	1.78%	1.72%	1.85%

Portfolio turnover rate(c)	127%	28%	20%	37%	22%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Advisor Class shares of Pacific Funds Portfolio Optimization Conservative, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(f)Annualized for periods less than one year.
(g)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Conservative Fund.

Aristotle Portfolio Optimization Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$10.36	$14.33	$15.50	$10.59	$12.77
Investments Operations:
Net investment income (loss)(a)	0.29	0.11	0.07	0.11	0.19
Net realized and unrealized gain (loss) on investments	1.44	(1.47)	0.39	5.19	(1.45)
Total from investment operations	1.73	(1.36)	0.46	5.30	(1.26)

Less Distributions From:
From net investment income	(0.11)	—	(0.40)	(0.23)	(0.22)
From net realized gains	(0.04)	(2.61)	(1.23)	(0.16)	(0.70)
Total distributions	(0.15)	(2.61)	(1.63)	(0.39)	(0.92)

Net asset value, end of period	$11.94	$10.36	$14.33	$15.50	$10.59

Total return(b)(c)	16.81%	(8.93)%	2.22%	50.27%	(11.24)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$594,004	$586,164	$712,010	$743,213	$544,605
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.70%	0.64%	0.64%	0.64%	0.66%
After expense reimbursement (recapture)(d)(e)	0.70%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	2.64%	0.97%	0.46%	0.80%	1.45%

Portfolio turnover rate(b)	126%	30%	19%	28%	18%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Growth.

Aristotle Portfolio Optimization Growth Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$9.84	$13.86	$15.06	$10.33	$12.45
Investments Operations:
Net investment income (loss)(a)	0.20	0.03	(0.04)	0.01	0.09
Net realized and unrealized gain (loss) on investments	1.36	(1.44)	0.38	5.03	(1.41)
Total from investment operations	1.56	(1.41)	0.34	5.04	(1.32)

Less Distributions From:
From net investment income	(0.09)	—	(0.31)	(0.15)	(0.10)
From net realized gains	(0.04)	(2.61)	(1.23)	(0.16)	(0.70)
Total distributions	(0.13)	(2.61)	(1.54)	(0.31)	(0.80)

Net asset value, end of period	$11.27	$9.84	$13.86	$15.06	$10.33

Total return(b)(c)	15.92%	(9.63)%	1.51%	48.99%	(11.81)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$56,368	$64,896	$89,501	$116,482	$100,768
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.45%	1.39%	1.39%	1.39%	1.41%
After expense reimbursement (recapture)(d)(e)	1.45%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.97%	0.22%	(0.29)%	0.05%	0.70%

Portfolio turnover rate(b)	126%	30%	19%	28%	18%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Growth.

Aristotle Portfolio Optimization Growth Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(g)	2023	2022	2021	2020
Net asset value, beginning of period	$10.49	$14.44	$15.60	$10.65	$12.82
Investments Operations:
Net investment income (loss)(b)	0.33	0.15	0.11	0.14	0.22
Net realized and unrealized gain (loss) on investments	1.46	(1.49)	0.39	5.23	(1.45)
Total from investment operations	1.79	(1.34)	0.50	5.37	(1.23)

Less Distributions From:
From net investment income	(0.12)	—	(0.43)	(0.26)	(0.24)
From net realized gains	(0.04)	(2.61)	(1.23)	(0.16)	(0.70)
Total distributions	(0.16)	(2.61)	(1.66)	(0.42)	(0.94)

Net asset value, end of period	$12.12	$10.49	$14.44	$15.60	$10.65

Total return(c)(d)	17.15%	(8.72)%	2.46%	50.62%	(10.98)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$14,019	$15,875	$19,833	$20,137	$14,485
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.45%	0.39%	0.39%	0.39%	0.41%
After expense reimbursement (recapture)(e)(f)	0.45%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	2.99%	1.22%	0.71%	1.05%	1.70%

Portfolio turnover rate(c)	126%	30%	19%	28%	18%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Advisor Class shares of Pacific Funds Portfolio Optimization Growth, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(f)Annualized for periods less than one year.
(g)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Growth Fund.

Aristotle Portfolio Optimization Moderate Conservative Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$9.47	$11.62	$12.52	$9.95	$10.70
Investments Operations:
Net investment income (loss)(a)	0.32	0.23	0.15	0.15	0.17
Net realized and unrealized gain (loss) on investments	0.67	(1.14)	(0.20)	2.74	(0.66)
Total from investment operations	0.99	(0.91)	(0.05)	2.89	(0.49)

Less Distributions From:
From net investment income	(0.26)	—	(0.29)	(0.32)	(0.22)
From net realized gains	—	(1.24)	(0.56)	—	(0.04)
Total distributions	(0.26)	(1.24)	(0.85)	(0.32)	(0.26)

Net asset value, end of period	$10.20	$9.47	$11.62	$12.52	$9.95

Total return(b)(c)	10.58%	(7.59)%	(0.83)%	29.06%	(4.94)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$193,061	$207,516	$262,457	$283,474	$231,749
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.70%	0.67%	0.65%	0.66%	0.67%
After expense reimbursement (recapture)(d)(e)	0.70%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.27%	2.26%	1.14%	1.25%	1.55%

Portfolio turnover rate(b)	123%	26%	19%	28%	20%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate-Conservative.

Aristotle Portfolio Optimization Moderate Conservative Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$9.08	$11.29	$12.20	$9.72	$10.44
Investments Operations:
Net investment income (loss)(a)	0.23	0.15	0.05	0.06	0.09
Net realized and unrealized gain (loss) on investments	0.65	(1.12)	(0.18)	2.66	(0.66)
Total from investment operations	0.88	(0.97)	(0.13)	2.72	(0.57)

Less Distributions From:
From net investment income	(0.24)	—	(0.22)	(0.24)	(0.11)
From net realized gains	—	(1.24)	(0.56)	—	(0.04)
Total distributions	(0.24)	(1.24)	(0.78)	(0.24)	(0.15)

Net asset value, end of period	$9.72	$9.08	$11.29	$12.20	$9.72

Total return(b)(c)	9.78%	(8.37)%	(1.54)%	28.06%	(5.63)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$14,906	$19,045	$31,538	$45,349	$48,929
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.45%	1.42%	1.41%	1.41%	1.42%
After expense reimbursement (recapture)(d)(e)	1.45%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	2.49%	1.51%	0.39%	0.50%	0.80%

Portfolio turnover rate(b)	123%	26%	19%	28%	20%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate-Conservative.

Aristotle Portfolio Optimization Moderate Conservative Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(g)	2023	2022	2021	2020
Net asset value, beginning of period	$9.57	$11.70	$12.60	$10.00	$10.75
Investments Operations:
Net investment income (loss)(b)	0.35	0.26	0.18	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.68	(1.15)	(0.20)	2.76	(0.67)
Total from investment operations	1.03	(0.89)	(0.02)	2.94	(0.47)

Less Distributions From:
From net investment income	(0.27)	—	(0.32)	(0.34)	(0.24)
From net realized gains	—	(1.24)	(0.56)	—	(0.04)
Total distributions	(0.27)	(1.24)	(0.88)	(0.34)	(0.28)

Net asset value, end of period	$10.33	$9.57	$11.70	$12.60	$10.00

Total return(c)(d)	10.85%	(7.36)%	(0.64)%	29.44%	(4.67)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$4,348	$4,479	$6,710	$6,126	$5,659
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.45%	0.41%	0.40%	0.41%	0.42%
After expense reimbursement (recapture)(e)(f)	0.45%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	3.54%	2.51%	1.39%	1.50%	1.80%

Portfolio turnover rate(c)	123%	26%	19%	28%	20%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Advisor Class shares of Pacific Funds Portfolio Optimization Moderate-Conservative, the Fund’s predecessor fund were renamed to Class I-2 shares on August 1, 2022.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(f)Annualized for periods less than one year.
(g)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate Conservative Fund.

Aristotle Portfolio Optimization Moderate Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$9.94	$13.33	$14.35	$10.60	$12.01
Investments Operations:
Net investment income (loss)(a)	0.29	0.17	0.10	0.12	0.17
Net realized and unrealized gain (loss) on investments	1.14	(1.38)	0.11	4.06	(0.95)
Total from investment operations	1.43	(1.21)	0.21	4.18	(0.78)

Less Distributions From:
From net investment income	(0.18)	—	(0.36)	(0.32)	(0.19)
From net realized gains	—	(2.18)	(0.87)	(0.11)	(0.44)
Total distributions	(0.18)	(2.18)	(1.23)	(0.43)	(0.63)

Net asset value, end of period	$11.19	$9.94	$13.33	$14.35	$10.60

Total return(b)(c)	14.47%	(8.67)%	0.92%	39.61%	(7.24)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$667,295	$677,263	$845,027	$897,486	$714,447
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.70%	0.64%	0.63%	0.64%	0.66%
After expense reimbursement (recapture)(d)(e)	0.70%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	2.80%	1.52%	0.68%	0.95%	1.38%

Portfolio turnover rate(b)	121%	32%	20%	27%	19%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate.

Aristotle Portfolio Optimization Moderate Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$9.55	$12.98	$14.03	$10.39	$11.77
Investments Operations:
Net investment income (loss)(a)	0.20	0.08	(0.01)	0.03	0.08
Net realized and unrealized gain (loss) on investments	1.09	(1.33)	0.11	3.96	(0.94)
Total from investment operations	1.29	(1.25)	0.10	3.99	(0.86)

Less Distributions From:
From net investment income	(0.16)	—	(0.28)	(0.24)	(0.08)
From net realized gains	—	(2.18)	(0.87)	(0.11)	(0.44)
Total distributions	(0.16)	(2.18)	(1.15)	(0.35)	(0.52)

Net asset value, end of period	$10.68	$9.55	$12.98	$14.03	$10.39

Total return(b)(c)	13.54%	(9.24)%	0.14%	38.56%	(7.97)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$58,421	$70,433	$107,229	$143,244	$142,846
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.45%	1.39%	1.38%	1.39%	1.41%
After expense reimbursement (recapture)(d)(e)	1.45%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	2.00%	0.77%	(0.07)%	0.20%	0.63%

Portfolio turnover rate(b)	121%	32%	20%	27%	19%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate.

Aristotle Portfolio Optimization Moderate Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(g)	2023	2022	2021	2020
Net asset value, beginning of period	$10.05	$13.41	$14.42	$10.64	$12.05
Investments Operations:
Net investment income (loss)(b)	0.32	0.20	0.14	0.16	0.20
Net realized and unrealized gain (loss) on investments	1.15	(1.38)	0.11	4.07	(0.96)
Total from investment operations	1.47	(1.18)	0.25	4.23	(0.76)

Less Distributions From:
From net investment income	(0.19)	—	(0.39)	(0.34)	(0.21)
From net realized gains	—	(2.18)	(0.87)	(0.11)	(0.44)
Total distributions	(0.19)	(2.18)	(1.26)	(0.45)	(0.65)

Net asset value, end of period	$11.33	$10.05	$13.41	$14.42	$10.64

Total return(c)(d)	14.68%	(8.39)%	1.17%	39.99%	(7.07)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$20,351	$21,881	$30,378	$35,732	$21,729
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.45%	0.39%	0.38%	0.39%	0.41%
After expense reimbursement (recapture)(e)(f)	0.45%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	3.02%	1.77%	0.93%	1.20%	1.63%

Portfolio turnover rate(c)	121%	32%	20%	27%	19%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Advisor Class shares of Pacific Funds Portfolio Optimization Moderate, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.
(f)Annualized for periods less than one year.
(g)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate Fund.

Aristotle Short Duration Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(e)	2023	2022	2021	2020
Net asset value, beginning of period	$10.00	$10.16	$10.57	$10.05	$10.30
Investments Operations:
Net investment income (loss)(a)	0.41	0.23	0.12	0.16	0.24
Net realized and unrealized gain (loss) on investments	0.12	(0.16)	(0.31)	0.52	(0.25)
Total from investment operations	0.53	0.07	(0.19)	0.68	(0.01)

Less Distributions From:
From net investment income	(0.41)	(0.23)	(0.12)	(0.16)	(0.24)
From net realized gains	—	—	(0.10)	—	—
Total distributions	(0.41)	(0.23)	(0.22)	(0.16)	(0.24)

Net asset value, end of period	$10.12	$10.00	$10.16	$10.57	$10.05

Total return(b)(c)	5.43%	0.75%	(1.85)%	6.78%	(0.13)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$94,101	$117,609	$174,444	$204,761	$154,309
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.76%	0.87%	0.87%	0.88%	0.99%
After expense reimbursement (recapture)(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.09%	2.33%	1.14%	1.50%	2.33%

Portfolio turnover rate(b)	76%	61%	60%	76%	56%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)Annualized for periods less than one year.
(e)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.

Aristotle Short Duration Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(f)	2023		2022	2021	2020
Net asset value, beginning of period	$9.98	$10.14		$10.55	$10.03	$10.28
Investments Operations:
Net investment income (loss)(a)	0.33	0.16		0.04	0.08	0.16
Net realized and unrealized gain (loss) on investments	0.12	(0.16)		(0.31)	0.52	(0.25)
Total from investment operations	0.45	0.00	(b)	(0.27)	0.60	(0.09)

Less Distributions From:
From net investment income	(0.34)	(0.16)		(0.04)	(0.08)	(0.16)
From net realized gains	—	—		(0.10)	—	—
Total distributions	(0.34)	(0.16)		(0.14)	(0.08)	(0.16)

Net asset value, end of period	$10.09	$9.98		$10.14	$10.55	$10.03

Total return(c)(d)	4.63%	0.00%		(2.59)%	6.00%	(0.87)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$26,358	$30,904		$39,891	$51,385	$48,816
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.51%	1.62%		1.62%	1.63%	1.74%
After expense reimbursement (recapture)(e)	1.50%	1.50%		1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.34%	1.58%		0.39%	0.75%	1.58%

Portfolio turnover rate(c)	76%	61%		60%	76%	56%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Amount is less than $0.005 per share.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.

Aristotle Short Duration Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(e)	2023	2022	2021	2020
Net asset value, beginning of period	$9.98	$10.14	$10.56	$10.03	$10.29
Investments Operations:
Net investment income (loss)(a)	0.44	0.26	0.15	0.18	0.27
Net realized and unrealized gain (loss) on investments	0.13	(0.16)	(0.32)	0.54	(0.26)
Total from investment operations	0.57	0.10	(0.17)	0.72	0.01

Less Distributions From:
From net investment income	(0.44)	(0.26)	(0.15)	(0.19)	(0.27)
From net realized gains	—	—	(0.10)	—	—
Total distributions	(0.44)	(0.26)	(0.25)	(0.19)	(0.27)

Net asset value, end of period	$10.11	$9.98	$10.14	$10.56	$10.03

Total return(b)(c)	5.84%	1.06%	(1.69)%	7.16%	0.03%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$376,103	$195,023	$171,154	$141,974	$106,402
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.46%	0.62%	0.62%	0.63%	0.63%
After expense reimbursement (recapture)(d)	0.45%	0.45%	0.48%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.43%	2.63%	1.40%	1.75%	2.58%

Portfolio turnover rate(b)	76%	61%	60%	76%	56%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)Annualized for periods less than one year.
(e)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.

Aristotle Short Duration Income Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$10.00	$10.16	$10.58	$10.05	$10.31
Investments Operations:
Net investment income (loss)(b)	0.43	0.26	0.15	0.18	0.27
Net realized and unrealized gain (loss) on investments	0.13	(0.16)	(0.32)	0.54	(0.26)
Total from investment operations	0.56	0.10	(0.17)	0.72	0.01

Less Distributions From:
From net investment income	(0.43)	(0.26)	(0.15)	(0.19)	(0.27)
From net realized gains	—	—	(0.10)	—	—
Total distributions	(0.43)	(0.26)	(0.25)	(0.19)	(0.27)

Net asset value, end of period	$10.13	$10.00	$10.16	$10.58	$10.05

Total return(c)(d)	5.77%	1.01%	(1.70)%	7.14%	0.02%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$473,384	$651,148	$622,664	$778,271	$717,804
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.51%	0.62%	0.62%	0.63%	0.73%
After expense reimbursement (recapture)(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	4.32%	2.58%	1.39%	1.75%	2.58%

Portfolio turnover rate(c)	76%	61%	60%	76%	56%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Advisor Class shares of Pacific Funds Short Duration Income, the Fund’s predecessor fund were renamed to Class I-2 shares on August 1, 2022.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.

Aristotle Small Cap Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	January 1, 2024 through March 31, 2024(f)	October 23, 2023(a) through December 31, 2023

Per Share Data:
Net asset value, beginning of period	$13.78	$11.95
Investments Operations:
Net investment income (loss)(b)	0.00	0.01
Net realized and unrealized gain (loss) on investments	0.52	1.82
Total from investment operations	0.52	1.83

Less Distributions From:
From net investment income	—	—
From net realized gains	—	—
Total distributions	—	—

Net asset value, end of period	$14.30	$13.78

Total return(c)(d)	3.77%	15.31%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$3,734	$3,802
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.15%	1.16%
After expense reimbursement (recapture)(e)	1.15%	1.16%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.03%	0.42%

Portfolio turnover rate(c)	1%	10%
Portfolio Turnover is calculated for the Fund as a whole.
(a)This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.

Aristotle Small Cap Equity Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	January 1, 2024 through March 31, 2024(f)	October 23, 2023(a) through December 31, 2023

Per Share Data:
Net asset value, beginning of period	$13.10	$11.38
Investments Operations:
Net investment income (loss)(b)	(0.02)	(0.01)	(c)
Net realized and unrealized gain (loss) on investments	0.48	1.73
Total from investment operations	0.46	1.72

Less Distributions From:
From net investment income	—	—
From net realized gains	—	—
Total distributions	—	—

Net asset value, end of period	$13.56	$13.10

Total return(c)(d)	3.51%	15.11%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$996	$988
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.90%	1.91%
After expense reimbursement (recapture)(e)	1.90%	1.91%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	(0.71)%	(0.33)%

Portfolio turnover rate(c)	1%	10%
Portfolio Turnover is calculated for the Fund as a whole.
(a)This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.

Aristotle Small Cap Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

January 16, 2024 through March 31, 2024(a)

Per Share Data:
Net asset value, beginning of period	$13.88
Investments Operations:
Net investment income (loss)(b)	0.01
Net realized and unrealized gain (loss) on investments	1.11
Total from investment operations	1.12

Less Distributions From:
From net investment income	—
From net realized gains	—
Total distributions	—

Net asset value, end of period	$15.00

Total return(c)(d)	8.07%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$11
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.90%
After expense reimbursement (recapture)(e)	0.90%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.49%

Portfolio turnover rate(c)	1%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Commencement of operations.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.

Aristotle Small Cap Equity Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	January 1, 2024 through March 31, 2024(h)	Year ended December 31,
PER SHARE DATA:		2023		2022		2021		2020		2019
Net asset value, beginning of period	$14.44	$13.67		$15.99		$13.90		$12.96		$10.74
Investments Operations:
Net investment income (loss)(b)	0.01	0.06		—		(0.01)		0.01		0.01
Net realized and unrealized gain (loss) on investments	0.54	0.84		(1.63)		2.61		1.19		2.41
Total from investment operations	0.55	0.90		(1.63)		2.60		1.20		2.42

Less Distributions From:
From net investment income	—	(0.08)		—		—	(c)	—	(c)	—	(c)
From net realized gains	—	(0.05)		(0.69)		(0.51)		(0.26)		(0.20)
Total distributions	—	(0.13)		(0.69)		(0.51)		(0.26)		(0.20)

Redemption fee proceeds(b)	—	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Net asset value, end of period	$14.99	$14.44		$13.67		$15.99		$13.90		$12.96

Total return(d)(f)	3.81%	6.65%		(10.26)%		18.87%		9.31%		22.59%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$207,121	$203,865		$190,626		$215,876		$161,570		$117,255
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.90%	1.00%		1.01%		1.00%		1.13%		1.16%
After expense reimbursement (recapture)(e)	0.90%	0.90%		0.90%		0.90%		0.90%		0.90%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.29%	0.44%		0.02%		(0.06)%		0.06%		0.05%

Portfolio turnover rate(f)	1%	10%		19%		14%		24%		59%
Portfolio Turnover is calculated for the Fund as a whole.
(a)For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Small Cap Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023. On November 6, 2023, the Fund’s Class I-2 shares were merged into Class I-3 shares. Class I-3 was subsequently renamed Class I-2, and the Class I-3 name was discontinued following the merger.
(b)Based on average shares outstanding for the year.
(c)Amount represents less than $0.005 per share.
(e)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)Not annualized for periods less than one year.
(g)Annualized for periods less than one year.
(h)The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.

Aristotle Small Cap Equity Fund
FINANCIAL HIGHLIGHTS
Class R6

Per share operating performance.
For a capital share outstanding throughout each period.

	January 1, 2024 through March 31, 2024(g)	October 23, 2023(a) through December 31, 2023

Per Share Data:
Net asset value, beginning of period	$13.59	$11.78
Investments Operations:
Net investment income (loss)(b)	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.51	1.79
Total from investment operations	0.52	1.81

Less Distributions From:
From net investment income	—	—	(f)
From net realized gains	—	—
Total distributions	—	—

Net asset value, end of period	$14.11	$13.59

Total return(c)(d)	3.83%	15.38%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$1,177	$1,235
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.85%	0.86%
After expense reimbursement (recapture)(e)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.32%	0.73%

Portfolio turnover rate(c)	1%	10%
Portfolio Turnover is calculated for the Fund as a whole.
(a)This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)Amount represents less than $0.005 per share.
(g)The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.

Aristotle Small/Mid Cap Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	Year ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$9.29	$15.98	$17.47	$9.52	$13.02
Investments Operations:
Net investment income (loss)(a)	0.01	0.04	(0.07)	(0.04)	(0.00)	(b)
Net realized and unrealized gain (loss) on investments	0.83	(1.91)	(0.34)	7.99	(3.47)
Total from investment operations	0.84	(1.87)	(0.41)	7.95	(3.47)

Less Distributions From:
From net investment income	(0.10)	—	—	—	(0.03)
From net realized gains	(3.01)	(4.82)	(1.08)	—	—
Total distributions	(3.11)	(4.82)	(1.08)	—	(0.03)

Net asset value, end of period	$7.02	$9.29	$15.98	$17.47	$9.52

Total return(c)(d)	13.16%	(11.41)%	(2.82)%	83.51%	(26.71)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$12,864	$13,055	$19,675	$22,988	$14,379
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.16%	1.29%	1.23%	1.24%	1.37%
After expense reimbursement (recapture)(e)	1.16%	1.21%	1.20%	1.20%	1.23%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.16%	0.34%	(0.38)%	(0.33)%	(0.03)%

Portfolio turnover rate(c)	151%	33%	34%	64%	36%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Amount is less than $0.005 per share.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.

Aristotle Small/Mid Cap Equity Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	Year ended March 31,
Per Share Data:	2024(e)	2023	2022	2021	2020
Net asset value, beginning of period	$8.55	$15.24	$16.83	$9.24	$12.70
Investments Operations:
Net investment income (loss)(a)	(0.05)	(0.05)	(0.19)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	0.72	(1.82)	(0.32)	7.73	(3.36)
Total from investment operations	0.67	(1.87)	(0.51)	7.59	(3.46)

Less Distributions From:
From net investment income	(0.06)	—	—	—	—
From net realized gains	(3.01)	(4.82)	(1.08)	—	—
Total distributions	(3.07)	(4.82)	(1.08)	—	—

Net asset value, end of period	$6.15	$8.55	$15.24	$16.83	$9.24

Total return(b)(c)	12.14%	(12.01)%	(3.53)%	82.14%	(27.24)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,660	$5,260	$9,370	$10,990	$9,277
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.91%	2.04%	1.98%	1.99%	2.13%
After expense reimbursement (recapture)(d)	1.91%	1.96%	1.95%	1.95%	1.98%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	(0.62)%	(0.41)%	(1.13)%	(1.08)%	(0.78)%

Portfolio turnover rate(b)	151%	33%	34%	64%	36%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)Annualized for periods less than one year.
(e)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.

Aristotle Small/Mid Cap Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	Year ended March 31,
Per Share Data:	2024(a)	2023	2022	2021		2020
Net asset value, beginning of period	$10.40	$17.17	$17.61	$9.59		$13.12
Investments Operations:
Net investment income (loss)(b)	0.04	0.09	(0.01)	0.00	(c)	0.04
Net realized and unrealized gain (loss) on investments	0.98	(2.04)	(0.43)	8.08		(3.50)
Total from investment operations	1.02	(1.95)	(0.44)	8.08		(3.46)

Less Distributions From:
From net investment income	(0.12)	—	—	(0.06)		(0.07)
From net realized gains	(3.01)	(4.82)	—	—		—
Total distributions	(3.13)	(4.82)	—	(0.06)		(0.07)

Net asset value, end of period	$8.29	$10.40	$17.17	$17.61		$9.59

Total return(d)(e)	13.48%	(11.11)%	(2.44)%	84.32%		(26.57)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$679	$497	$1,017	$1,558		$4,802
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.87%	1.03%	0.98%	0.99%		1.01%
After expense reimbursement (recapture)(f)	0.85%	0.86%	0.85%	0.86%		0.93%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	0.46%	0.69%	(0.03)%	0.01%		0.27%

Portfolio turnover rate(d)	151%	33%	34%	64%		36%
Portfolio Turnover is calculated for the Fund as a whole.
(a)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Amount is less than $0.005 per share.
(d)Not annualized for periods less than one year.
(e)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)Annualized for periods less than one year.

Aristotle Small/Mid Cap Equity Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year ended March 31,
Per Share Data:	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.46	$16.12	$17.57	$9.58	$13.11
Investments Operations:
Net investment income (loss)(b)	0.03	0.08	(0.02)	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	0.85	(1.92)	(0.35)	8.05	(3.50)
Total from investment operations	0.88	(1.84)	(0.37)	8.04	(3.47)

Less Distributions From:
From net investment income	(0.10)	—	—	(0.05)	(0.06)
From net realized gains	(3.01)	(4.82)	(1.08)	—	—
Total distributions	(3.11)	(4.82)	(1.08)	(0.05)	(0.06)

Net asset value, end of period	$7.23	$9.46	$16.12	$17.57	$9.58

Total return(c)(d)	13.39%	(11.15)%	(2.52)%	84.04%	(26.61)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$31,874	$72,294	$184,718	$312,981	$214,344
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.91%	1.04%	0.98%	1.00%	1.12%
After expense reimbursement (recapture)(e)	0.91%	0.96%	0.95%	0.95%	0.98%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.39%	0.59%	(0.13)%	(0.08)%	0.22%

Portfolio turnover rate(c)	151%	33%	34%	64%	36%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Advisor Class shares of Pacific Funds Small/Mid-Cap, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.

Aristotle Strategic Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	Year ended March 31,
Per Share Data:	2024(e)	2023	2022	2021	2020
Net asset value, beginning of period	$10.20	$10.96	$11.52	$9.72	$10.60
Investments Operations:
Net investment income (loss)(a)	0.56	0.44	0.33	0.40	0.43
Net realized and unrealized gain (loss) on investments	0.26	(0.72)	(0.47)	1.79	(0.88)
Total from investment operations	0.82	(0.28)	(0.14)	2.19	(0.45)

Less Distributions From:
From net investment income	(0.54)	(0.44)	(0.32)	(0.39)	(0.43)
From net realized gains	—	(0.04)	(0.10)	—	—
Total distributions	(0.54)	(0.48)	(0.42)	(0.39)	(0.43)

Net asset value, end of period	$10.48	$10.20	$10.96	$11.52	$9.72

Total return(b)(c)	8.33%	(2.41)%	(1.30)%	22.82%	(4.58)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$152,889	$101,292	$134,612	$104,659	$71,510
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.95%	1.07%	1.07%	1.08%	1.19%
After expense reimbursement (recapture)(d)	0.94%	0.94%	0.94%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	5.50%	4.34%	2.85%	3.57%	3.94%

Portfolio turnover rate(b)	56%	45%	40%	86%	98%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)Annualized for periods less than one year.
(e)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.

Aristotle Strategic Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	Year ended March 31,
Per Share Data:	2024(e)	2023	2022	2021	2020
Net asset value, beginning of period	$10.18	$10.93	$11.49	$9.69	$10.58
Investments Operations:
Net investment income (loss)(a)	0.49	0.37	0.25	0.32	0.35
Net realized and unrealized gain (loss) on investments	0.24	(0.72)	(0.47)	1.80	(0.89)
Total from investment operations	0.73	(0.35)	(0.22)	2.12	(0.54)

Less Distributions From:
From net investment income	(0.47)	(0.36)	(0.24)	(0.32)	(0.35)
From net realized gains	—	(0.04)	(0.10)	—	—
Total distributions	(0.47)	(0.40)	(0.34)	(0.32)	(0.35)

Net asset value, end of period	$10.44	$10.18	$10.93	$11.49	$9.69

Total return(b)(c)	7.43%	(3.04)%	(1.99)%	22.04%	(5.35)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$89,723	$63,154	$78,497	$72,157	$63,134
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.70%	1.82%	1.82%	1.83%	1.94%
After expense reimbursement (recapture)(d)	1.69%	1.68%	1.64%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.75%	3.60%	2.15%	2.87%	3.24%

Portfolio turnover rate(b)	56%	45%	40%	86%	98%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)Annualized for periods less than one year.
(e)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.

Aristotle Strategic Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	Year ended March 31,
Per Share Data:	2024(e)	2023	2022	2021	2020
Net asset value, beginning of period	$10.14	$10.89	$11.45	$9.66	$10.54
Investments Operations:
Net investment income (loss)(a)	0.60	0.47	0.36	0.42	0.46
Net realized and unrealized gain (loss) on investments	0.23	(0.71)	(0.46)	1.80	(0.88)
Total from investment operations	0.83	(0.24)	(0.10)	2.22	(0.42)

Less Distributions From:
From net investment income	(0.57)	(0.47)	(0.36)	(0.43)	(0.46)
From net realized gains	—	(0.04)	(0.10)	—	—
Total distributions	(0.57)	(0.51)	(0.46)	(0.43)	(0.46)

Net asset value, end of period	$10.40	$10.14	$10.89	$11.45	$9.66

Total return(b)(c)	8.49%	(2.03)%	(1.02)%	23.23%	(4.32)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$354,281	$126,525	$142,365	$13,842	$16,622
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.65%	0.82%	0.82%	0.84%	0.83%
After expense reimbursement (recapture)(d)	0.64%	0.64%	0.64%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	5.84%	4.64%	3.15%	3.87%	4.24%

Portfolio turnover rate(b)	56%	45%	40%	86%	98%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Net investment income per share has been calculated based on the average shares outstanding method.
(b)Not annualized for periods less than one year.
(c)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)Annualized for periods less than one year.
(e)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.

Aristotle Strategic Income Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year ended March 31,
Per Share Data:	2024(f)	2023	2022	2021	2020
Net asset value, beginning of period	$10.21	$10.97	$11.52	$9.72	$10.60
Investments Operations:
Net investment income (loss)(b)	0.59	0.47	0.36	0.43	0.45
Net realized and unrealized gain (loss) on investments	0.25	(0.73)	(0.46)	1.79	(0.87)
Total from investment operations	0.84	(0.26)	(0.10)	2.22	(0.42)

Less Distributions From:
From net investment income	(0.57)	(0.46)	(0.35)	(0.42)	(0.46)
From net realized gains	—	(0.04)	(0.10)	—	—
Total distributions	(0.57)	(0.50)	(0.45)	(0.42)	(0.46)

Net asset value, end of period	$10.48	$10.21	$10.97	$11.52	$9.72

Total return(c)(d)	8.46%	(2.16)%	(0.97)%	23.12%	(4.34)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,076,479	$1,185,434	$1,245,830	$832,054	$491,221
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.70%	0.82%	0.82%	0.83%	0.94%
After expense reimbursement (recapture)(e)	0.69%	0.69%	0.69%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	5.77%	4.59%	3.10%	3.82%	4.19%

Portfolio turnover rate(c)	56%	45%	40%	86%	98%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Advisor Class shares of Pacific Funds Strategic Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.
(f)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.

Aristotle Ultra Short Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

For the period April 17, 2023(a) - March 31, 2024
Per Share Data:
Net asset value, beginning of period	$10.00
Investments Operations:
Net investment income (loss)(b)	0.50
Net realized and unrealized gain (loss) on investments	0.05
Total from investment operations	0.55

Less Distributions from:
From net investment income	(0.49)
From net realized gains	—
Total distributions	(0.49)

Net asset value, end of period	$10.06

Total return(c)(d)	5.58%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$434
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.58%
After expense reimbursement (recapture)(e)	0.57%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	5.30%
Portfolio turnover rate(c)	102%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Commencement of operations.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.

Aristotle Ultra Short Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,				For the period June 28, 2019(a) - March 31, 2020
Per Share Data:	2024(g)	2023	2022	2021
Net asset value, beginning of period	$9.86	$9.92	$10.07	$9.65	$10.00
Investments Operations:
Net investment income (loss)(b)	0.53	0.31	0.06	0.12	0.17
Net realized and unrealized gain (loss) on investments	0.06	(0.09)	(0.10)	0.44	(0.35)
Total from investment operations	0.59	0.22	(0.04)	0.56	(0.18)

Less Distributions From:
From net investment income	(0.52)	(0.28)	(0.07)	(0.12)	(0.17)
From net realized gains	—	—	(0.04)	(0.02)	(0.00)	(c)
Total distributions	(0.52)	(0.28)	(0.11)	(0.14)	(0.17)

Net asset value, end of period	$9.93	$9.86	$9.92	$10.07	$9.65

Total return(d)(e)	6.18%	2.30%	(0.42)%	5.81%	(1.81)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$15,784	$13,231	$12,929	$12,993	$12,273
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.35%	0.73%	0.66%	0.70%	0.87%
After expense reimbursement (recapture)(f)	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	5.40%	3.16%	0.62%	1.16%	2.27%

Portfolio turnover rate(d)	102%	51%	75%	96%	81%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Commencement of operations of Class I of the Fund’s predecessor fund, Pacific Funds Ultra Short Income.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Amount is less than $0.005 per share.
(d)Not annualized for periods less than one year.
(e)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)Annualized for periods less than one year.
(g)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Ultra Short Income.

Aristotle Ultra Short Income Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31,				For the period June 28, 2019(b) - March 31, 2020
Per Share Data:	2024(h)	2023	2022	2021
Net asset value, beginning of period	$9.86	$9.92	$10.07	$9.65	$10.00
Investments Operations:
Net investment income (loss)(c)	0.53	0.31	0.06	0.12	0.17
Net realized and unrealized gain (loss) on investments	0.07	(0.09)	(0.10)	0.44	(0.35)
Total from investment operations	0.60	0.22	(0.04)	0.56	(0.18)

Less Distributions From:
From net investment income	(0.53)	(0.28)	(0.07)	(0.12)	(0.17)
From net realized gains	—	—	(0.04)	(0.02)	(0.00)	(d)
Total distributions	(0.53)	(0.28)	(0.11)	(0.14)	(0.17)

Net asset value, end of period	$9.93	$9.86	$9.92	$10.07	$9.65

Total return(e)(f)	6.18%	2.30%	(0.42)%	5.81%	(1.81)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$31,663	$50,169	$18,598	$18,449	$12,401
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(g)	0.36%	0.77%	0.66%	0.69%	0.97%
After expense reimbursement (recapture)(g)	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(g)	5.31%	3.16%	0.62%	1.16%	2.27%

Portfolio turnover rate(e)	102%	51%	75%	96%	81%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Advisor Class shares of Pacific Funds Ultra Short Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)Commencement of operations of Class I-2 of the Fund’s predecessor fund, Pacific Funds Ultra Short Income.
(c)Net investment income per share has been calculated based on the average shares outstanding method.
(d)Amount is less than $0.005 per share.
(e)Not annualized for periods less than one year.
(f)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)Annualized for periods less than one year.
(h)For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Ultra Short Income.

Aristotle Value Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	January 1, 2024 through March 31, 2024(g)	December 28, 2023(a) through December 31, 2023
Per Share Data:
Net asset value, beginning of period	$9.98	$10.00
Investments Operations:
Net investment income (loss)(b)	0.04	—	(c)
Net realized and unrealized gain (loss) on investments	0.70	(0.02)
Total from investment operations	0.74	(0.02)

Less Distributions From:
From net investment income	—	—
From net realized gains	—	—
Total distributions	—	—

Net asset value, end of period	$10.72	$9.98

Total return(d)(e)	7.41%	(0.20)%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$107	$1
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.94%	0.95%
After expense reimbursement (recapture)(f)	0.94%	0.95%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	1.39%	1.13%

Portfolio turnover rate(d)	4%	7%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Commencement of operations.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Amount represents less than $0.005 per share.
(d)Not annualized for periods less than one year.
(e)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)Annualized for periods less than one year.
(g)The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.

Aristotle Value Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	January 1, 2024 through March 31, 2024(g)	December 26, 2023(a) through December 31, 2023

Per Share Data:
Net asset value, beginning of period	$9.75	$10.00
Investments Operations:
Net investment income (loss)(b)	0.03	—	(c)
Net realized and unrealized gain (loss) on investments	0.70	0.01
Total from investment operations	0.73	0.01

Less Distributions From:
From net investment income	—	(0.26)
From net realized gains	—	—
Total distributions	—	(0.26)

Net asset value, end of period	$10.48	$9.75

Total return(d)(e)	7.49%	0.12%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$37	$24
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.69%	0.70%
After expense reimbursement (recapture)(f)	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	1.12%	1.44%

Portfolio turnover rate(d)	4%	7%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Commencement of operations.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Amount represents less than $0.005 per share.
(d)Not annualized for periods less than one year.
(e)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)Annualized for periods less than one year.
(g)The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.

Aristotle Value Equity Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	January 1, 2024 through March 31, 2024(i)	For the Year Ended December 31,
Per Share Data:		2023		2022		2021		2020		2019
Net asset value, beginning of year	$20.28	$17.14		$20.55		$16.83		$14.79		$11.29
Investments Operations:
Net investment income (loss)(b)	0.05	0.25		0.21		0.16		0.13		0.13
Net realized and unrealized gain (loss) on investments	1.46	3.13		(3.29)		4.03		2.00		3.50
Total from investment operations	1.51	3.38		(3.08)		4.19		2.13		3.63

Less Distributions From:
From net investment income	—	(0.24)		(0.21)		(0.13)		(0.09)		(0.13)
From net realized gains	—	—		(0.12)		(0.34)		—		—
Total distributions	—	(0.24)		(0.33)		(0.47)		(0.09)		(0.13)

Redemption fee proceeds(b)		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Net asset value, end of year	$21.79	$20.28		$17.14		$20.55		$16.83		$14.79

Total return(d)(g)	7.45%	19.70%		(15.04)%		24.90%		14.38%		32.18%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$695,930	$679,164		$683,322		$947,191		$396,792		$99,537
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(h)	0.69%	0.71%	(f)	0.71%		0.71%		0.79%		0.93%
After expense reimbursement (recapture)(h)	0.69%	0.69%	(f)	0.69%		0.69%		0.70%	(e)	0.78%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(h)	1.05%	1.38%		1.18%		0.80%		0.92%		0.97%

Portfolio turnover rate(g)	4%	7%		20%		14%		14%		86%

Portfolio Turnover is calculated for the Fund as a whole.
(a)For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Value Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.
(b)Based on the average shares outstanding for the year.
(c)Amount represents less than $0.005 per share.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)Effective March 1, 2020, the Fund’s adviser had contractually agreed to waive its fees and/or absorb expenses of the Predecessor Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.69% of average daily net assets of the Predecessor Fund. Prior to March 1, 2020, the annual operating expense limitation was 0.78%.
(f)Includes Tax reclaim service fee of 0.00%.
(g)Not annualized for periods less than one year.
(h)Annualized for periods less than one year.
(i)The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.

Aristotle Value Equity Fund
FINANCIAL HIGHLIGHTS
Class R6

Per share operating performance.
For a capital share outstanding throughout each period.

January 29, 2024(a) through March 31, 2024

Per Share Data:
Net asset value, beginning of period	$20.55
Investments Operations:
Net investment income (loss)(b)	0.05
Net realized and unrealized gain (loss) on investments	1.19
Total from investment operations	1.24

Less Distributions From:
From net investment income	—
From net realized gains	—
Total distributions	—

Net asset value, end of period	$21.79

Total return(c)(d)	6.03%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$11
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.61%
After expense reimbursement (recapture)(e)	0.61%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	1.47%

Portfolio turnover rate(c)	4%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Commencement of operations.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.

Aristotle/Saul Global Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

January 16, 2024(a) through March 31, 2024
Per Share Data:
Net asset value, beginning of period	$14.29
Investments Operations:
Net investment income (loss)(b)	0.01
Net realized and unrealized gain (loss) on investments	1.03
Total from investment operations	1.04

Less Distributions from:
From net investment income	—
From net realized gains	—
Total distributions	—

Net asset value, end of period	$15.33

Total return(c)(d)	7.28%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.04%
After expense reimbursement (recapture)(e)	1.04%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.49%
Portfolio turnover rate(c)	1%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Commencement of operations.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.

Aristotle/Saul Global Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

January 16, 2024(a) through March 31, 2024
Per Share Data:
Net asset value, beginning of period	$14.29
Investments Operations:
Net investment income (loss)(b)	0.02
Net realized and unrealized gain (loss) on investments	1.03
Total from investment operations	1.05

Less Distributions from:
From net investment income	—
From net realized gains	—
Total distributions	—

Net asset value, end of period	$15.34

Total return(c)(d)	7.35%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$11
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.79%
After expense reimbursement (recapture)(e)	0.79%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.75%

Portfolio turnover rate(c)	1%
Portfolio Turnover is calculated for the Fund as a whole.
(a)Commencement of operations.
(b)Net investment income per share has been calculated based on the average shares outstanding method.
(c)Not annualized for periods less than one year.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)Annualized for periods less than one year.

Aristotle/Saul Global Equity Fund
FINANCIAL HIGHLIGHTS
Class I-2(a)

Per share operating performance.
For a capital share outstanding throughout each period.

	January 1, 2024 through March 31, 2024(h)	For the Year Ended December 31,
Per Share Data:		2023		2022	2021		2020		2019
Net asset value, beginning of period	$14.47	$12.98		$16.53	$14.18		$12.79		$10.76
Investments Operations:
Net investment income (loss)(b)	0.02	0.16		0.14	0.11		0.11		0.12
Net realized and unrealized gain (loss) on investments	0.85	2.28		(3.01)	2.65		2.01		2.83
Total from investment operations	0.87	2.44		(2.87)	2.76		2.12		2.95

Less Distributions from:
From net investment income	—	(0.18)		(0.16)	(0.11)		(0.12)		(0.17)
From net realized gains	—	(0.77)		(0.52)	(0.30)		(0.61)		(0.75)
Total distributions	—	(0.95)		(0.68)	(0.41)		(0.73)		(0.92)

Redemption fee proceeds(b)	—	—		—	—	(c)	—	(c)	—	(c)
Net asset value, end of period	$15.34	$14.47		$12.98	$16.53		$14.18		$12.79

Total return(d)(f)	6.01%	19.07%		(17.49)%	19.54%		16.68%		27.55%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$61,650	$58,073		$67,499	$94,029		$69,128		$70,240
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(g)	0.79%	1.00%	(e)	0.95%	0.95%		1.07%		1.02%
After expense reimbursement (recapture)(g)	0.78%	0.81%	(e)	0.80%	0.80%		0.80%		0.80%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(g)	0.61%	1.16%		1.03%	0.70%		0.90%		0.97%

Portfolio turnover rate(f)	1%	10%		22%	13%		12%		22%
Portfolio Turnover is calculated for the Fund as a whole.

(a)For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle/Saul Global Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.
(b)Based on the average shares outstanding for the year.
(c)Amount represents less than $0.005 per share.
(d)Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)Includes tax expense of 0.01%.
(f)Not annualized for periods less than one year.
(g)Annualized for periods less than one year.
(h)The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.

HISTORICAL PERFORMANCE OF CERTAIN FUNDS’ SUB-ADVISERS
Performance Information for Similar Accounts
Certain Funds show the performance of a predecessor fund that may have been managed by a different portfolio management team. For some of these Funds, the following tables set forth historical performance information for the composite consisting of all discretionary accounts managed by the applicable sub-adviser (the “Managing Entity”), that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as each listed Fund. The Aristotle Small/Mid Cap Equity Composite and Aristotle Small Cap Equity Composite are each composites reflecting the performance of accounts managed by Aristotle Boston. The Aristotle Large Cap Growth Composite and Aristotle Core Equity Composite are each composites reflecting the performance of accounts managed by Aristotle Atlantic. The Aristotle International Equity Composite is a composite reflecting the performance of accounts managed by Aristotle Capital.
The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax that may have been payable.
Composite Data
Composite (defined by the Global Investment Performance Standards (“GIPS®”) as an “aggregation of one or more portfolios managed according to a substantially similar investment mandate, objective or strategy”) data (“Composite”) is provided to illustrate, with respect to each Fund, the past performance of the applicable Managing Entity in managing all substantially similar accounts as measured against specified market indices. Composite data does not represent the performance of any of the Funds. The accounts in each Composite are separate and distinct from the Fund; the Composite performance is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or the applicable Managing Entity. The performance of the accounts in each Composite may differ, sometimes significantly, from the performance of the Fund for a variety of reasons, including divergences in underlying investments resulting from various regulatory restrictions specific to mutual funds as well as other differences relating to the account type and/or product design.
Each of Aristotle Atlantic, Aristotle Boston and Aristotle Capital claims compliance with GIPS®. For GIPS® purposes, each Managing Entity is defined and held out to the public as the investment management firm providing advisory services. Additional information regarding the Composites and each Managing Entity's policies for valuing portfolios, calculating performance, and preparing compliant presentations is available upon request.
Each Composite’s performance data shown below was calculated in accordance with recognized industry standards, consistently applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the discretionary institutional accounts, without provision for U.S. federal or state income taxes. “Net of Fees” composite figures are calculated by reducing the gross return by the actual annual management fees and expenses for the accounts that comprise the Composite. Each Composite includes all actual discretionary institutional accounts managed by the applicable Managing Entity for at least one full month that have investment objectives, policies, strategies, and risks substantially similar to those of the corresponding Fund. The fees and expenses of accounts included in the composite are lower than the anticipated operating expenses of the Fund and accordingly, the performance results of the Composite would have been lower had it been subject to the Fund’s anticipated fees and expenses. The Composites may include both tax-exempt and taxable accounts and all reinvestment of earnings. Each Composite's performance information is calculated on the basis of the returns of underlying accounts expressed in U.S. dollars.
Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of a Composite combine the individual accounts' returns (calculated on a time-weighted rate of return basis that is revalued daily) by asset-weighting each account's asset value as of the beginning of the month. Annual returns are calculated by geometrically linking (i.e., calculating the product of) the monthly returns. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies.
The discretionary institutional accounts that are included in the Composites in general are subject to lower expenses than the Fund and are not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the IRC. Consequently, the performance results for each Fund would have been less favorable than the corresponding Composite.
Aristotle Core Equity Composite (managed by Aristotle Atlantic)
The Aristotle Core Equity Composite is managed by Aristotle Atlantic using substantially similar investment objectives, policies, strategies, risks, and investment restrictions to that of the Aristotle Core Equity Fund.
Annualized Returns for periods ended December 31, 2024 (net of fees)

Year	Aristotle Core Equity Composite (Net of Fees)		S&P 500® Index
Since Inception (August 1, 2013) to December 31, 2024	[ ]	%	[ ]	%
10 Years	[ ]	%	[ ]	%
5 Years	[ ]	%	[ ]	%
3 Years	[ ]	%	[ ]	%
1 Year	[ ]	%	[ ]	%

Calendar Year Returns for the periods ended December 31 (net of fees)

Year	Aristotle Core Equity Composite (Net of Fees)		S&P 500® Index
2024	[ ]	%	[ ]	%
2023	[ ]	%	[ ]	%
2022	[ ]	%	[ ]	%
2021	[ ]	%	[ ]	%
2020	[ ]	%	[ ]	%
2019	[ ]	%	[ ]	%
2018	[ ]	%	[ ]	%
2017	[ ]	%	[ ]	%
2016	[ ]	%	[ ]	%
2015	[ ]	%	[ ]	%
Aristotle International Equity Composite (managed by Aristotle Capital)
The Aristotle International Equity Composite is managed by Aristotle Capital using substantially similar investment objectives, policies, strategies, risks, and investment restrictions to that of the Aristotle International Equity Fund.
Annualized Returns for periods ended December 31, 2024 (net of fees)

Year	Aristotle International Equity Composite (Net of Fees)		MSCI EAFE Index (Net)		MSCI ACWI ex USA Index (Net)
Since Inception (January 1, 2008) to December 31, 2024	[ ]	%	[ ]	%	[ ]	%
10 Years	[ ]	%	[ ]	%	[ ]	%
5 Years	[ ]	%	[ ]	%	[ ]	%
3 Years	[ ]	%	[ ]	%	[ ]	%
1 Year	[ ]	%	[ ]	%	[ ]	%
Calendar Year Returns for the periods ended December 31 (net of fees)

Year	Aristotle International Equity Composite (Net of Fees)		MSCI EAFE Index (Net)		MSCI ACWI ex USA Index (Net)
2024	[ ]	%	[ ]	%	[ ]	%
2023	[ ]	%	[ ]	%	[ ]	%
2022	[ ]	%	[ ]	%	[ ]	%
2021	[ ]	%	[ ]	%	[ ]	%
2020	[ ]	%	[ ]	%	[ ]	%
2019	[ ]	%	[ ]	%	[ ]	%
2018	[ ]	%	[ ]	%	[ ]	%
2017	[ ]	%	[ ]	%	[ ]	%
2016	[ ]	%	[ ]	%	[ ]	%
2015	[ ]	%	[ ]	%	[ ]	%

Aristotle Large Cap Growth Composite (managed by Aristotle Atlantic)
The Aristotle Large Cap Growth Composite is managed by Aristotle Atlantic using substantially similar investment objectives, policies, strategies, risks, and investment restrictions to that of the Aristotle Growth Equity Fund.
Annualized Returns for periods ended December 31, 2024 (net of fees)

Year	Aristotle Large Cap Growth Composite (Net of Fees)		Russell 1000® Growth Index
Since Inception (November 1, 2016) to December 31, 2024	[ ]	%	[ ]	%
10 Years	[ ]		[ ]
5 Years		%	[ ]	%
3 Years	[ ]	%	[ ]	%
1 Year	[ ]	%	[ ]	%
Calendar Year Returns for the periods ended December 31 (net of fees)

Year	Aristotle Large Cap Growth Composite (Net of Fees)		Russell 1000® Growth Index
2024	[ ]	%	[ ]	%
2023	[ ]	%	[ ]	%
2022	[ ]	%	[ ]	%
2021	[ ]	%	[ ]	%
2020	[ ]	%	[ ]	%
2019	[ ]	%	[ ]	%
2018	[ ]	%	[ ]	%
2017	[ ]	%	[ ]	%
2016 (Nov – Dec)	[ ]		[ ]
2015	[ ]		[ ]

Aristotle Small Cap Equity Composite (managed by Aristotle Boston)
The Aristotle Small Cap Equity Composite is managed by Aristotle Boston using substantially similar investment objectives, policies, strategies, risks, and investment restrictions to that of the Aristotle Small Cap Equity Fund.
Annualized Returns for periods ended December 31, 2024 (net of fees)

Year	Aristotle Small Cap Equity Composite (Net of Fees)		Russell 2000® Index
Since Inception (November 1, 2006) to December 31, 2024	[ ]	%	[ ]	%
10 Years	[ ]	%	[ ]	%
5 Years	[ ]	%	[ ]	%
3 Years	[ ]	%	[ ]	%
1 Year	[ ]	%	[ ]	%
Calendar Year Returns for the periods ended December 31 (net of fees)

Year	Aristotle Small Cap Equity Composite (Net of Fees)		Russell 2000® Index
2024	[ ]	%	[ ]	%
2023	[ ]	%	[ ]	%
2022	[ ]	%	[ ]	%
2021	[ ]	%	[ ]	%
2020	[ ]	%	[ ]	%
2019	[ ]	%	[ ]	%
2018	[ ]	%	[ ]	%
2017	[ ]	%	[ ]	%
2016	[ ]	%	[ ]	%
2015	[ ]	%	[ ]	%
Aristotle Small/Mid Cap Equity Composite (managed by Aristotle Boston)
The Aristotle Small/Mid Cap Equity Composite is managed by Aristotle Boston using substantially similar investment objectives, policies, strategies, risks, and investment restrictions to that of the Aristotle Small/Mid Cap Equity Fund.
Annualized Returns for periods ended December 31, 2024 (net of fees)

Year	Aristotle Small/Mid Cap Equity Composite (Net of Fees)		Russell 2500® Index
Since Inception (January 1, 2008) to December 31, 2024	[ ]	%	[ ]	%
10 Years	[ ]	%	[ ]	%
5 Years	[ ]	%	[ ]	%
3 Years	[ ]	%	[ ]	%
1 Year	[ ]	%	[ ]	%

Calendar Year Returns for the periods ended December 31 (net of fees)

Year	Aristotle Small/Mid Cap Equity Composite (Net of Fees)		Russell 2500® Index
2024	[ ]	%	[ ]	%
2023	[ ]	%	[ ]	%
2022	[ ]	%	[ ]	%
2021	[ ]	%	[ ]	%
2020	[ ]	%	[ ]	%
2019	[ ]	%	[ ]	%
2018	[ ]	%	[ ]	%
2017	[ ]	%	[ ]	%
2016	[ ]	%	[ ]	%
2015	[ ]	%	[ ]	%

APPENDIX

Appendix to the Prospectus dated [ ], 2025, for
shares of

Aristotle Core Bond Fund
Aristotle Core Equity Fund
Aristotle Core Income Fund
Aristotle Floating Rate Income Fund
Aristotle Growth Equity Fund
Aristotle High Yield Bond Fund
Aristotle International Equity Fund
Aristotle Portfolio Optimization Aggressive Growth Fund
Aristotle Portfolio Optimization Conservative Fund
Aristotle Portfolio Optimization Growth Fund
Aristotle Portfolio Optimization Moderate Conservative Fund
Aristotle Portfolio Optimization Moderate Fund
Aristotle Short Duration Income Fund
Aristotle Small Cap Equity Fund
Aristotle Small/Mid Cap Equity Fund
Aristotle Strategic Income Fund
Aristotle Ultra Short Income Fund
Aristotle Value Equity Fund
Aristotle/Saul Global Equity Fund

VARIATIONS IN SALES CHARGE WAIVERS AND DISCOUNTS
AVAILABLE THROUGH SPECIFIC FINANCIAL INTERMEDIARIES

The information in this Appendix is a part of, and incorporated into, the Prospectus for the Funds, and must be delivered with the Prospectus.

The Funds offer several ways to waive or reduce the front-end sales charge on Class A shares, which are set forth in the Prospectus. The Prospectus also describes the circumstances under which the Funds will waive or reduce the CDSC imposed on redemptions of Class C shares and certain Class A shares purchased at NAV. The availability of the sales charge waivers and reductions discussed in the Prospectus will depend upon whether you purchase your shares directly from a Fund or through a financial intermediary. The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.
Financial intermediaries/firms may have different policies and procedures than the Trust regarding the availability of front-end sales load waivers, CDSC waivers, account investment minimums (initial and subsequent) and minimum account balances, all of which are discussed below. The following information has been provided directly by the financial intermediaries, which each firm has represented is current as of the date of this Prospectus. These waivers or discounts or minimums, which may vary from those disclosed elsewhere in the Prospectus, are subject to change. The Funds will update this Appendix periodically based on information provided by the applicable financial firm. Neither the Funds, the Adviser, nor the Distributor supervises the implementation of these waivers or discounts or verifies the firms’ administration of these waivers or discounts.
In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts. Please contact your financial intermediary for more information about the sales charge waivers or reductions available to you.
Intermediary-Defined Sales Charge Waiver Policies at Robert W. Baird & Co. (“Baird”)
Shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Aristotle Funds Prospectus or the Statement of Additional Information.

FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT BAIRD
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund
•Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird
•Shares purchased using the proceeds of redemptions within Aristotle Funds Series Trust, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Right of Reinstatement)

•A shareholder in a Fund’s Class C Shares will have their share converted at NAV to Class A shares (or the appropriate share class) of the same Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird

•Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC WAIVERS ON CLASS A AND CLASS C SHARES AVAILABLE AT BAIRD
•Due to death or disability of the shareholder
•Shares sold as part of a systematic withdrawal plan as described in the Prospectus
•Return of excess contributions from an IRA Account
•Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the IRC
•Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•Shares acquired through a Right of Reinstatement
FRONT-END SALES CHARGE DISCOUNTS AVAILABLE AT BAIRD: BREAKPOINTS, RIGHTS OF ACCUMULATION, LETTER OF INTENT
•Breakpoints as described in this Prospectus
•Rights of Accumulations (“ROA”), which entitles shareholders to breakpoint discounts as described in the Fund’s Prospectus, will be automatically calculated based on the aggregated holding of Aristotle Funds Series Trust assets held by accounts within the purchaser’s household at Baird. Eligible Aristotle Funds Series Trust assets not held at Baird may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•Letters of Intent (“LOI”), which allow for breakpoint discounts based on anticipated purchases within Aristotle Funds Series Trust, through Baird, over a 13-month period of time

Policies Regarding Transactions Through Edward Jones
Clients of Edward Jones (also referred to as “shareholders”) purchasing Aristotle Funds shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Aristotle Funds Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Aristotle Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

BREAKPOINTS
•Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
RIGHTS OF ACCUMULATION (“ROA”)
•The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Aristotle Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

•ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
LETTER OF INTENT (“LOI”)
•Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

•If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

SALES CHARGE WAIVERS
Sales charges are waived for the following shareholders and in the following situations:
•Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.

•Shares purchased in an Edward Jones fee-based program.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
•Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):
o    The redemption and repurchase occur in the same account.
o    The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

•Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
•Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
•Purchases of Class 529-A shares made for recontribution of refunded amounts.
CDSC WAIVERS
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•The death or disability of the shareholder.
•Systematic withdrawals with up to 10% per year of the account value.
•Return of excess contributions from an Individual Retirement Account (IRA).
•Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
•Shares exchanged in an Edward Jones fee-based program.

•Shares acquired through NAV reinstatement.
•Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
OTHER IMPORTANT INFORMATION REGARDING TRANSACTIONS THROUGH EDWARD JONES
1.1 Minimum Purchase Amounts
•Initial purchase minimum: $250
•Subsequent purchase minimum: none
1.2 Minimum Balances
•Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
oA fee-based account held on an Edward Jones platform
oA 529 account held on an Edward Jones platform
oAn account with an active systematic investment plan or LOI
1.3 Exchanging Share Classes
•At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Sales Charge Waivers and Reductions Available through Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

FRONT-END LOAD WAIVERS AVAILABLE AT MERRILL
•Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•Shares purchased through a Merrill investment advisory program
•Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
•Shares purchased through the Merrill Edge Self-Directed platform
•Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
•Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
•Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

•Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)
•Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

CDSC WAIVERS ON FRONT-END, BACK-END AND LEVEL LOAD SHARES AVAILABLE AT MERRILL
•Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
•Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
•Shares sold due to return of excess contributions from an IRA account
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
•Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

FRONT-END LOAD DISCOUNTS AVAILABLE AT MERRILL: BREAKPOINTS, RIGHTS OF ACCUMULATION & LETTERS OF INTENT
•Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

•Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

•Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management (“Morgan Stanley”)
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Aristotle Funds Prospectus or SAI. Additional details regarding these waivers are available from Morgan Stanley Wealth Management.

FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT MORGAN STANLEY WEALTH MANAGEMENT
•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
•Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
•Shares purchased through a Morgan Stanley self-directed brokerage account
•Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Sales Charge Waivers and Reductions Available through Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Aristotle Funds Prospectus or SAI.

FRONT-END SALES LOAD WAIVERS ON CLASS A SHARES AVAILABLE AT OPCO
•Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•Shares purchased by or through a 529 Plan
•Shares purchased through an OPCO affiliated investment advisory program
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

•A shareholder in the Fund's Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

•Employees and registered representatives of OPCO or its affiliates and their family members
•Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus
CDSC WAIVERS ON CLASS A AND CLASS C SHARES AVAILABLE AT OPCO
•Death or disability of the shareholder
•Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
•Return of excess contributions from an IRA Account
•Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the IRC
•Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
•Shares acquired through a right of reinstatement
FRONT-END LOAD DISCOUNTS AVAILABLE AT OPCO: BREAKPOINTS, RIGHTS OF ACCUMULATION and/or LETTERS OF INTENT
•Breakpoints as described in this Prospectus
•Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Aristotle Funds Prospectus or SAI.

FRONT-END SALES LOAD WAIVERS ON CLASS A SHARES AVAILABLE AT RAYMOND JAMES
•Shares purchased in an investment advisory program.
•Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
•Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•A shareholder in the Fund’s Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC WAIVERS ON CLASS A AND CLASS C SHARES AVAILABLE AT RAYMOND JAMES
•Death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
•Return of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund’s Prospectus.

•Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•Shares acquired through a right of reinstatement.
FRONT-END LOAD DISCOUNTS AVAILABLE AT RAYMOND JAMES: BREAKPOINTS, RIGHTS OF ACCUMULATION, AND/OR LETTERS OF INTENT
•Breakpoints as described in this Prospectus
•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC (“J.P. Morgan")
Effective September 25, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this Prospectus or SAI.

FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT J.P. MORGAN
•Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan’s share class exchange policy.

•Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

•Shares of funds purchased through J.P. Morgan Self-Directed Investing accounts.
•Shares purchased through rights of reinstatement.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•Shares purchased by employees and registered representatives of J.P. Morgan or its affiliates and their spouse or financial dependent as defined by J.P. Morgan.
CLASS A TO CLASS C CONVERSION
•A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan’s policies and procedures.

CDSC WAIVERS ON CLASS A AND C SHARES AVAILABLE AT J.P. MORGAN
•Shares sold upon the death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•Shares purchased in connection with a return of excess contributions from an IRA account.

•Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the IRC.
•Shares acquired through a right of reinstatement.
FRONT-END LOAD DISCOUNTS AVAILABLE AT J.P. MORGAN: BREAKPOINTS, RIGHTS OF ACCUMULATION AND LETTERS OF INTENT
•Breakpoints as described in the prospectus.
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan. Eligible fund family assets not held at J.P. Morgan (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

•Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan, over a 13-month period of time (if applicable).

Aristotle Funds
Mailing address:
Aristotle Funds c/o U.S. Bank Global Fund Services PO Box 219231 Kansas City, MO 64121-9231

Visit us at our Website: aristotlefunds.com

WHERE TO GO FOR MORE INFORMATION

You can find more information about the Funds in the following documents:
Appendix to the Prospectus
The Appendix to this Prospectus, titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries, is a separate document that is incorporated by reference into this Prospectus and contains information on sales charge reductions and waivers available through specific financial intermediaries that differ from the sales charge waivers and reductions disclosed in this Prospectus and the related SAI.
Annual and Semi-Annual Reports and Form N-CSR
The Trust’s annual and semi-annual reports for the Funds included in this Prospectus and Form N-CSR provide additional information about Fund investments. Each Fund’s annual report discusses how investment strategies and Fund performance have responded to recent market conditions and economic trends during the last fiscal year. The Trust’s Form N-CSR lists the holdings of each Fund and includes each Fund’s annual and semi-annual financial statements. Each Fund’s annual and semi-annual reports and the Trust’s Form N-CSR may be obtained as noted below. In Form N-CSR you will find the Fund’s annual and semi-annual financial statements.
SAI
The SAI contains detailed information about each Fund’s investments, strategies and risks and a full description of the Trust’s policies and procedures regarding disclosure of the Funds’ portfolio holdings. The SAI is considered to be part of this Prospectus because it is incorporated herein by reference.
How to Obtain Documents
The prospectuses, the SAI, annual and semi-annual reports, information statements and other regulatory documents of the Trust, once filed, are available, free of charge, on the Trust’s website (aristotlefunds.com). You may also call the telephone number(s) or write to the address provided below in “How to Contact the Trust” for a free copy of these documents.
Portfolio Holdings Information
Each Fund’s unaudited portfolio holdings information can be found at aristotlefunds.com. Month-end portfolio holdings for Funds are generally posted approximately three to five business days following month end. There may be an additional delay for certain Funds as indicated on the website. The investment adviser reserves the right to post holdings for any Fund more frequently than monthly but may resume posting monthly at its discretion. Holdings information will remain available on the website until the next period’s information is posted or longer if required by law. Further description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Fund’s SAI.
How to Contact the Trust
If you have any questions about any of the Funds or would like to obtain a copy of the Trust’s prospectuses, SAI or annual or semi-annual report at no cost, you can contact the Trust by:
Regular mail:
Aristotle Funds
c/o U.S. Bank Global Fund Services
P.O. Box 219231
Kansas City, MO 64121-9231

Express mail:
Aristotle Funds
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219231
Kansas City, MO 64105-1307

Telephone: 844-ARISTTL (844-274-7885)
How to Contact the U.S. Securities and Exchange Commission
You may also access reports and other information about a Fund on the EDGAR Database on the Commission’s Internet site at www.sec.gov and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov.
FINRA BrokerCheck
The Financial Industry Regulatory Authority (“FINRA”) provides investor protection education through its website and printed materials. The FINRA website address is www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck may be obtained from FINRA. The FINRA BrokerCheck hotline number is 1-800-289-9999. FINRA does not charge a fee for BrokerCheck services.

SEC file number 811-23850

ARISTOTLE FUNDS SERIES TRUST
STATEMENT OF ADDITIONAL INFORMATION
Dated [ ], 2025
Aristotle Funds Series Trust (the “Trust”), which may be referred to as “Aristotle Funds,” is an open-end investment management company that is comprised of multiple series. This statement of additional information (“SAI”) relates to the following series (each a “Fund,” and together the “Funds” or “Aristotle Funds”).

TICKER SYMBOLS by Share Class
FUND	A	C	I	R6	I-2
Aristotle Core Bond Fund (formerly, Aristotle ESG Core Bond Fund)	N/A	N/A	PLEBX	N/A	PLEDX
Aristotle Core Equity Fund	ARALX	N/A	ARILX	N/A	AILLX
Aristotle Core Income Fund	PLIAX	PLNCX	PLIIX	N/A	PLIDX
Aristotle Floating Rate Income Fund	PLFLX	PLBCX	PLFRX	N/A	PLFDX
Aristotle Growth Equity Fund	ARAGX	N/A	ARIGX	N/A	AIGGX
Aristotle High Yield Bond Fund	PLAHX	PLCHX	PLHIX	N/A	PLHYX
Aristotle International Equity Fund	ARAFX	N/A	ARIFX	N/A	AIFFX
Aristotle Portfolio Optimization Aggressive Growth Fund	POEAX	POCEX	N/A	N/A	POEDX
Aristotle Portfolio Optimization Conservative Fund	POAAX	POACX	N/A	N/A	PLCDX
Aristotle Portfolio Optimization Growth Fund	PODAX	PODCX	N/A	N/A	PMADX
Aristotle Portfolio Optimization Moderate Conservative Fund	POBAX	POBCX	N/A	N/A	PMCDX
Aristotle Portfolio Optimization Moderate Fund	POCAX	POMCX	N/A	N/A	POMDX
Aristotle Short Duration Income Fund	PLADX	PLCSX	PLSDX	N/A	PLDSX
Aristotle Small Cap Equity Fund	ARABX	AISBX	ARIBX	ARRBX	AIBBX
Aristotle Small/Mid Cap Equity Fund	ARAHX	AISHX	ARIHX	N/A	AIHHX
Aristotle Strategic Income Fund	PLSTX	PLCNX	PLSRX	N/A	PLSFX
Aristotle Ultra Short Income Fund	PLUAX	N/A	PLUIX	N/A	PLUDX
Aristotle Value Equity Fund	ARAQX	N/A	ARIQX	ARRQX	AIQQX
Aristotle/Saul Global Equity Fund	ARAOX	N/A	ARIOX	N/A	AIOOX

The Trust’s investment adviser is Aristotle Investment Services, LLC (“AIS,” “Aristotle,” or “Adviser”). This SAI has been filed with the U.S. Securities and Exchange Commission (the “SEC”) as part of the Trust’s Registration Statement and is intended to supplement the information provided in the Trust’s prospectus and summary prospectuses for the Funds listed above dated [ ], 2025, and any supplements thereto (“Prospectus” or “Prospectuses”). Investors should note, however, that this SAI is not itself a prospectus and should be read carefully in conjunction with the Prospectuses and retained for future reference. The entire content of this SAI is incorporated by reference into the Prospectuses. As described in this SAI, certain Funds served as surviving funds in reorganizations with Predecessor Funds (defined below). A copy of the Prospectuses, and a copy of the Funds’ most recent Form N-CSR, can be obtained free of charge from an authorized dealer or from the Trust at the Internet website address or telephone number listed below.

Distributor: Foreside Financial Services, LLC	Fund information: Aristotle Funds Series Trust
Three Canal Plaza, Suite 100 Portland, ME 04101	11100 Santa Monica Blvd., Suite 1700 Los Angeles, CA 90025
(207) 553-7110	844-ARISTTL (844-274-7885)

Website: aristotlefunds.com
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Proxy Voting Policies and Procedures	117
Registration Statement	118
APPENDICES	A-1
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INTRODUCTION
This SAI is designed to elaborate upon information contained in the Prospectuses and provides additional information about the Funds and the Trust. The more detailed information contained herein is intended for investors who have read the Prospectuses and are interested in additional information about the Funds and the Trust. Terms defined herein may have previously been defined in the Prospectuses.
On April 10, 2023, shareholders of certain series of Pacific Funds Series Trust voted to approve the transfer of all of the assets of certain of its funds to certain series of the Trust in exchange for shares of the Acquiring Fund (defined below) and the assumption by that Acquiring Fund of all of the liabilities of the corresponding Pacific Funds Series Trust fund. The reorganizations of the series of Pacific Funds Series Trust into series of the Trust were completed on April 17, 2023. On October 6, 2023, shareholders of certain series of Investment Managers Series Trust voted to approve the transfer of all of the assets of the respective Predecessor Fund (defined below) to certain series of the Trust in exchange for shares of the Acquiring Fund (defined below) and the assumption by that Acquiring Fund of all of the liabilities of the corresponding Predecessor Fund. The reorganizations of the series of Investment Managers Series Trust into series of the Trust were completed on October 23, 2023. Each of the transactions described above may be referred to as a “reorganization.” The series of Investment Managers Series Trust that reorganized into series of the Trust may each be referred to as a “Predecessor Fund,” and the corresponding series of the Trust that participated in the reorganization may be referred to as the “Acquiring Fund.” Shareholders of the Predecessor Funds received a proportional distribution of shares of the corresponding Acquiring Fund. At the time of the reorganizations that occurred on April 17, 2023, each of the Acquiring Funds was a newly formed series of Aristotle Funds Series Trust (the “Trust”), which at the time, was itself a newly created Delaware statutory trust. At the time of the reorganizations that occurred on October 23, 2023, Aristotle Value Equity Fund and Aristotle/Saul Global Equity Fund had not commenced operations. Effective February 17, 2025, Aristotle ESG Core Bond Fund changed its name to Aristotle Core Bond Fund.
ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS
The investment goal and principal investment strategies of each Fund are described in the Prospectuses. The following descriptions and the information in the “Investment Restrictions” section provide more detailed information on additional investment policies and investment strategies for each Fund and are intended to supplement the information provided in the Prospectuses. The Adviser may, in consultation with the relevant sub-adviser management firm (“sub-adviser”), revise investment policies, strategies and restrictions for a Fund other than fundamental policies of a Fund. Any percentage limitations noted, unless otherwise specified, are based on market value at the time of investment. If net assets are not specified, then percentage limits refer to total assets. Net assets are assets in each Fund, minus any liabilities. Total assets are equal to the fair value of securities owned, cash, receivables, and other assets before deducting liabilities. The Adviser and each sub-adviser (each a “Manager” and together with the sub-advisers to other series of the Trust, the “Managers”) may rely on existing or future laws, rules, exemptive orders, and no-action or interpretive positions adopted by the SEC staff (or Commodity Futures Trading Commission (“CFTC”) or other regulatory or self-regulatory agency) in determining whether their actions are in compliance with applicable laws and rules.
The Portfolio Optimization Funds (defined below) normally invest all of their assets in Class I shares of other Funds in the Trust (the “Aristotle Underlying Funds”) and in other unaffiliated exchange-traded funds (“Underlying ETFs,” and together with the Aristotle Underlying Funds, the “Underlying Funds”) as described in the Prospectuses. Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Portfolio Optimization Growth Fund and Aristotle Portfolio Optimization Aggressive Growth Fund (together, the “Portfolio Optimization Funds”) are series of the Trust that operate as “funds-of-funds,” which means they invest primarily in other mutual funds.
In reorganization transactions that occurred on April 17, 2023 and October 23, 2023, each Fund assumed the performance, financial and other historical information of its corresponding Predecessor Fund. Accordingly, information provided in this SAI for those Funds that relates to periods prior to the reorganization transaction that occurred on April 17, 2023 or October 23, 2023, as applicable, is that of the Predecessor Fund.
Unless otherwise noted, a Fund may invest in other types of securities and investments and/or the Adviser or Manager may use other investment strategies in managing the Funds, which include those securities, investments and investment techniques not specifically noted or prohibited in the Prospectuses or this SAI that the Adviser or Manager reasonably believes are compatible with the investment goals and policies of that Fund.
Unless otherwise noted, a Fund may lend up to 33⅓% of its assets to broker-dealers and other financial institutions to earn income, may borrow money for administrative or emergency purposes, may invest in restricted securities, and may invest up to 15% of its net assets in illiquid investments.
Unless otherwise noted, a Fund may invest up to 25% of its assets in privately issued mortgage-related securities (i.e., mortgage-related securities which are issued by parties other than the U.S. government or its agencies or instrumentalities). A Fund may invest up to 25% of its assets in other privately issued asset-backed securities (excluding privately issued mortgage-related securities, which are included in the limitation on privately issued mortgage-related securities). Each of Aristotle Ultra Short Income Fund and Aristotle Short Duration Income Fund may invest up to 30% of its assets in privately issued asset-backed securities. Aristotle Ultra Short Income Fund currently expects to invest, under normal circumstances, more than 10% of its assets in privately issued asset-backed securities and less than 10% of its assets in privately issued mortgage-related securities.
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Each Manager may, in addition to other permissible investments, invest in money market funds, including those it manages, as a means of return on cash, as permitted by the Investment Company Act of 1940, as amended (“1940 Act”) and rules promulgated thereunder.
In general, if a Fund takes a temporary defensive position as described in the General Investment Information section of the Prospectuses, it may assume a temporary defensive position that is inconsistent with its principal investment goal(s) and/or strategies by temporarily investing (partially or extensively) in U.S. government securities such as U.S. Treasuries, high quality corporate debt securities/debt obligations, money market instruments (short-term high-quality instruments) and/or cash equivalents (including overnight investments). The Prospectuses and this SAI may include limitations on the types of investments or include additional investments a Fund may utilize for temporary defensive position purposes.
Aristotle Core Bond Fund (formerly, Aristotle ESG Core Bond Fund)
In addition to the principal investment strategies described in the Prospectus, the Fund may also invest non-principally in: CMBS; convertible securities; preferred stocks; trust preferreds; CDS; debt instruments of developed markets denominated in a foreign currency; emerging market debt instruments denominated in U.S. dollars; commercial paper; money market instruments; municipal securities; and non-income producing investments. The Fund may invest up to 5% of its assets in common stocks. The Fund may also invest up to 5% of its assets in non-investment grade securities, including bank loans and high yield bonds.
Aristotle Core Equity Fund
In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: borrowing; securities issued by other investment companies; other pooled investment vehicles; debt securities; U.S. government obligations; illiquid and restricted securities; lending portfolio securities; private placements; short-term investments such as bank certificates of deposit, bankers’ acceptances and time deposits, savings association obligations, commercial paper, short-term notes and other corporate obligations; and temporary investments.
Aristotle Core Income Fund
For more information on the Fund’s principal investments in debt securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”), or if unrated, are of comparable quality as determined by the Manager, see the “Description of Fixed Income/Debt Instrument Ratings” in Appendix A and the discussion under “High Yield/High Risk Bonds.”
In addition to the principal investment strategies described in the Prospectus, the Fund may also invest non-principally in: collateralized mortgage obligations (“CMOs”); commercial mortgage-backed securities (“CMBS”); convertible securities; preferred stocks; trust preferreds; credit default swaps (“CDS”); debt instruments of developed markets denominated in a foreign currency; emerging market debt instruments denominated in U.S. dollars; commercial paper; money market instruments; and municipal securities. The Fund may also invest up to 5% of its assets in common stocks.
Aristotle Floating Rate Income Fund
For more information on the Fund’s principal investments in floating rate loans and its investments in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments, or if unrated, are of comparable quality as determined by the Manager, see the “Description of Fixed Income/Debt Instrument Ratings” in Appendix A and the discussions under “High Yield/High Risk Bonds” and “Loan Participations and Assignments.”
In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: investment grade debt securities; warrants and equity securities in connection with the Fund’s investments in senior loans or other debt instruments; senior loans, of which the interest rates are fixed and do not float or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rate; senior subordinated bridge loans, senior secured bonds, senior unsecured bonds and unsecured or subordinated bonds, all of varying qualities and maturities, and all of which may be fixed or floating rate; other floating rate debt instruments, such as notes and asset-backed securities (including special purpose trusts investing in bank loans); loans or other debt instruments that pay-in-kind, which are loans or other debt instruments that pay interest through the issuance of additional securities; CDS; other investment companies, including exchange-traded funds (“ETFs”) and closed-end funds which invest in floating rate instruments; and emerging market investments denominated in U.S. dollars. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory fee paid by the Fund.
Aristotle Growth Equity Fund
In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: borrowing; securities issued by other investment companies; other pooled investment vehicles; debt securities; U.S. government obligations; illiquid and restricted securities; lending portfolio securities; private placements; short-term investments such as bank certificates of deposit, bankers’ acceptances and time deposits, savings association obligations, commercial paper, short-term notes and other corporate obligations; and temporary investments.
Aristotle High Yield Bond Fund
As a component of the Fund’s principal investment strategies described in the Prospectus, the Fund invests primarily in debt securities rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), or BB or lower by Standard and Poor’s Rating Services
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(“Standard & Poor’s”) or Fitch, Inc. (“Fitch”), or if unrated, are of comparable quality as determined by the Manager, including corporate debt securities, variable and floating rate securities, senior loans, bank obligations and assignments. For more information on such securities, see the “Description of Fixed Income/Debt Instrument Ratings” in Appendix A and the discussion under “High Yield/High Risk Bonds.”
In addition to the principal investment strategies described in the Prospectus, the Fund may also invest non-principally in: U.S. government securities (including securities of U.S. agencies and instrumentalities); commercial paper; mortgage-related securities; asset-backed securities; CDS; forward commitment agreements; when-issued securities; American depositary receipts (“ADRs”); rights; repurchase agreements; reverse repurchase agreements; debt securities of foreign issuers denominated in foreign currencies, foreign government and international agencies, including emerging market countries and foreign branches of U.S. banks. The Fund may also invest up to 10% of its assets in common stocks (including warrants and including up to 5% in non-dividend paying common stocks).
In seeking higher income, managing the Fund’s duration, or a reduction in principal volatility, the Fund may purchase and sell put and call options on securities; purchase or sell interest rate futures contracts and options thereon, enter into interest rate, interest rate index, and currency exchange rate swap agreements, and invest up to 5% of its assets in spread transactions. The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity.
Aristotle International Equity Fund
In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: real estate investment trusts; U.S. government obligations; illiquid and restricted securities; lending portfolio securities; repurchase agreements; short-term investments such as bank certificates of deposit, bankers’ acceptances and time deposits, savings association obligations, commercial paper, short-term notes and other corporate obligations; and temporary investments.
Aristotle Portfolio Optimization Funds
The Portfolio Optimization Funds are “funds-of-funds,” which means they invest primarily in other mutual funds. The Portfolio Optimization Funds will generally limit their investments to Class I shares of the Aristotle Underlying Funds or in Underlying ETFs, although the Portfolio Optimization Funds may invest in securities such as U.S. government securities, short-term debt instruments, money market instruments and unaffiliated investment companies for temporary defensive purposes, or otherwise as deemed advisable by the Adviser to the extent permissible under existing or future rules, orders or guidance of the SEC. The Prospectus discusses the investment goals and strategies for the Funds and explain the types of Underlying Funds in which each Fund may invest.
Aristotle Short Duration Income Fund
In addition to the principal investment strategies described in the Prospectus, the Fund may also invest non-principally in: CMOs; convertible securities; preferred stocks; trust preferreds; CDS; debt instruments of developed foreign markets denominated in a foreign currency; emerging market debt instruments denominated in U.S. dollars; commercial paper; money market instruments; and municipal securities. The Fund may also invest up to 5% of its assets in common stocks.
Aristotle Small Cap Equity Fund
In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: convertible securities; preferred stock; warrants and rights; debt securities; investment grade securities; U.S. government obligations; depositary receipts; emerging markets; foreign currency transactions; illiquid and restricted securities; lending portfolio securities; repurchase agreements; short-term investments such as bank certificates of deposit, bankers’ acceptances and time deposits, savings association obligations, commercial paper, short-term notes and other corporate obligations; and temporary investments.
Aristotle Small/Mid Cap Equity Fund
In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: convertible securities; preferred stock; warrants and rights; debt securities; investment grade securities; U.S. government obligations; depositary receipts; emerging markets; foreign currency transactions; illiquid and restricted securities; lending portfolio securities; repurchase agreements; short-term investments such as bank certificates of deposit, bankers’ acceptances and time deposits, savings association obligations, commercial paper, short-term notes and other corporate obligations; and temporary investments.
Aristotle Strategic Income Fund
In addition to the principal investment strategies described in the Prospectus, the Fund may also invest non-principally in: CMOs; preferred stocks; trust preferreds; CDS; debt instruments of developed foreign markets denominated in a foreign currency; emerging market debt instruments denominated in U.S. dollars; commercial paper; money market instruments; and municipal securities.
Aristotle Ultra Short Income Fund
In addition to the principal investment strategies described in the Prospectus, the Fund may also invest non-principally in: CMOs; convertible securities; preferred stocks; trust preferreds; CDS; debt instruments of developed foreign markets denominated in a foreign currency; emerging market debt instruments denominated in U.S. dollars; and municipal securities. The Fund may invest up to 10% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments, including non-investment grade mortgage-related securities and asset-backed securities. The Fund may also invest up to 5% of its assets in common stock.
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Aristotle Value Equity Fund
In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: convertible securities; preferred stocks; real estate investment trusts; warrants and rights; illiquid and restricted securities; lending portfolio securities; repurchase agreements; short-term investments such as bank certificates of deposit, bankers’ acceptances and time deposits, savings association obligations, commercial paper, short-term notes and other corporate obligations; and temporary investments.
Aristotle/Saul Global Equity Fund
In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: convertible securities; preferred stocks; master limited partnerships; real estate investment trusts; warrants and rights; U.S. government obligations; emerging markets; foreign currency transactions; illiquid and restricted securities; lending portfolio securities; repurchase agreements; short-term investments such as bank certificates of deposit, bankers’ acceptances and time deposits, savings association obligations, commercial paper, short-term notes and other corporate obligations; and temporary investments.
ADDITIONAL INFORMATION ON ARISTOTLE UNDERLYING FUNDS
The following provides additional information regarding the Aristotle Underlying Funds of the Portfolio Optimization Funds.

The Aristotle Underlying Funds in which each of the Portfolio Optimization Funds may invest are:

• Aristotle Core Income Fund	• Aristotle Core Equity Fund
• Aristotle Core Bond Fund	• Aristotle Growth Equity Fund
• Aristotle Floating Rate Income Fund	• Aristotle International Equity Fund
• Aristotle High Yield Bond Fund	• Aristotle Small Cap Equity Fund
• Aristotle Short Duration Income Fund	• Aristotle Small/Mid Cap Equity Fund
• Aristotle Strategic Income Fund	• Aristotle Value Equity Fund
• Aristotle Ultra Short Income Fund	• Aristotle/Saul Global Equity Fund
AIS is the investment adviser to the Portfolio Optimization Funds and to the Aristotle Underlying Funds. Each Aristotle Underlying Fund is sub-advised by an affiliate of AIS.
DESCRIPTION OF CERTAIN SECURITIES, INVESTMENTS AND RISKS
Below are descriptions of certain securities and investments that the Funds may use, subject to a particular Fund’s investment restrictions and other limitations, and their related risks as well as other risks to which a Fund may be exposed. Unless otherwise stated in the Prospectus, many investment strategies, including various hedging techniques and techniques which may be used to help add incremental income, are discretionary. That means Managers may elect to engage or not to engage in the various techniques at their sole discretion. Hedging may not be cost-effective, hedging techniques may not be available when sought to be used by a Manager, or Managers may simply elect not to engage in hedging and have a Fund assume full risk of the investments. Investors should not assume that a Fund will be hedged at all times or that it will be hedged at all; nor should investors assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.
The investment strategies described below may be pursued directly by the Aristotle Underlying Funds. As a general matter, the Portfolio Optimization Funds do not invest directly in securities. However, the Portfolio Optimization Funds are subject to the risks described below indirectly through their investment in their respective Aristotle Underlying Funds.
Equity Securities
Common and preferred stocks represent an ownership interest, or the right to acquire an ownership interest, in an issuer.
The value of a company’s stock may fall as a result of factors directly related to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are less directly related to the company or its industry, such as changes in interest rates or currency exchange rates.
Preferred stock generally has a greater priority to a company’s earnings and assets. A company generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt, and dividends on preferred stock are paid before common stock. For this reason, the value of a company’s common stock will usually react more strongly than its bonds and other debt and preferred stock to actual or perceived changes in the company’s financial condition or outlook. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.
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Common and preferred stocks generally provide different voting rights. Common stock typically entitles the owner to vote on matters related to the company while preferred stock does not typically carry voting rights.
Common and preferred stocks have different priority in the event of the bankruptcy and/or insolvency of the company. In the event the issuer declares bankruptcy or is otherwise insolvent, the claims of secured and unsecured creditors and owners of bonds and other debt take precedence over the claims of those who own common and preferred stock. For this reason, the value of common and preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may entitle the owner to receive, in preference to the holders of common stock, a fixed share of the proceeds resulting from a liquidation of the company.
Common and preferred stocks also generally provide different dividend rights. Common stock owners are typically entitled to receive dividends declared and paid on such shares. Preferred stock, unlike common stock, often has a stated dividend rate payable from the company’s earnings. Preferred stock dividends may pay out at fixed or adjustable rates of return, and can be cumulative or non-cumulative, participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the company’s common stock, while a dividend on non-cumulative preferred stock that has not been paid on the stated dividend period is typically lost forever. Participating preferred stock may be entitled to a dividend exceeding the declared dividend in certain cases, while non-participating preferred stock is limited to the stated dividend. Adjustable-rate preferred stock pays a dividend that is adjustable on a periodic basis, generally based on changes in certain interest rates. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock are subject, including issuer-specific and market risks, but is also subject to many of the risks to which debt securities are subject, such as interest rate risk. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.
Equity-related securities share certain characteristics of equity securities and may include depositary receipts, convertible securities and warrants. These instruments are discussed elsewhere in the Prospectus and this SAI. Equity-related securities are subject to many of the same risks, although possibly to different degrees.
Real Estate Investment Trusts (“REITs”). A REIT is a type of equity security that pools investors’ funds for investment primarily in income-producing real estate or in loans or interests related to real estate and often trades on exchanges like a stock. A REIT is not taxed on income distributed to its shareholders or unit holders if it complies with a regulatory requirement that it distributes to its shareholders or unit holders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest a majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own (e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types). Mortgage REITs invest a majority of their assets in real estate mortgages and derive their income primarily from income payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.
REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unit holders, and may be subject to changes in the value of their underlying properties, defaults by borrowers, and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Equity REITs may be affected by changes in underlying property values. Mortgage REITs may be affected by the quality of the credit extended. REITs are dependent upon specialized management skills and incur management expenses. In addition, the performance of a REIT may be affected by its failure to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain an exemption from registration under the 1940 Act. REITs also involve risks such as refinancing, changes in interest rates, changes in property values, general or specific economic risk on the real estate industry, dependency on management skills, and other risks similar to small company investing.
Although a Fund is not allowed to invest in real estate directly, it may acquire real estate as a result of a default on the REIT securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitation on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. Also, real estate can be destroyed by human activities, including criminal acts, or other events such as natural disasters.
Initial Public Offering (“IPO”) and Secondary Offering. An IPO is the first sale of stock by a private company to the public. IPOs are often issued by smaller, newer companies seeking capital financing to expand, but can also be done by large privately-owned companies looking to become publicly traded. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if a Fund is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The values of securities involved in IPOs are subject to greater volatility and unpredictability than more established stocks. For newer companies, there is often little historical data with which to analyze the company, making it more difficult to predict what the stock will do on its initial day of trading and in the near future. Also, most IPOs are done by companies going through transition, and are therefore subject to additional uncertainty regarding their future value. A
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secondary offering is the issuance of new stock to the public by a company that has already made its IPO. Secondary offerings are usually made by companies seeking to refinance or raise capital for growth.
Special Purpose Acquisition Company (“SPAC”). The Funds may invest in stock, warrants, and other securities of a SPAC or similar special purpose entity that pool funds to seek potential acquisition or merger opportunities. A SPAC is typically a publicly traded company that raises funds through an initial public offering for the purpose of acquiring or merging with an unaffiliated company to be identified subsequent to the SPAC’s IPO. SPACs are often used as a vehicle to transition a company from private to publicly traded. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment goal. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable transaction. Some SPACs may pursue acquisitions or mergers only within certain industries or regions, which may further increase the volatility of their securities' prices. In addition to purchasing publicly traded SPAC securities, a Fund may invest in SPACs through additional financings via securities offerings that are exempt from registration under the federal securities laws (restricted securities). No public market will exist for these restricted securities unless and until they are registered for resale with the SEC, and such securities may be considered illiquid and/or be subject to restrictions on resale. It may also be difficult to value restricted securities issued by SPACs.
An investment in a SPAC is subject to a variety of risks, including that: a significant portion of the funds raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; an attractive acquisition or merger target may not be identified and the SPAC will be required to return any remaining invested funds to shareholders; attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; an investment in a SPAC may be diluted by subsequent public or private offerings of securities in the SPAC or by other investors exercising existing rights to purchase securities of the SPAC; SPAC sponsors generally purchase interests in the SPAC at more favorable terms than investors in the IPO or subsequent investors on the open market; no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC security's value; and the values of investments in SPACs may be highly volatile and may depreciate significantly over time.
U.S. Government Securities
All Funds may invest in U.S. government securities. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies, or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury and they differ with respect to certain items such as coupons, maturities, and dates of issue. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have a maturity of greater than ten years. Securities guaranteed by the U.S. government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (“GNMA”) certificates (described below) and Federal Housing Administration (“FHA”) debentures). With guaranteed securities, the payment of principal and interest is guaranteed by the U.S. government. Direct obligations of and securities guaranteed by the U.S. government are subject to variations in market value due to, among other factors, fluctuations in interest rates and changes to the financial condition or credit rating of the U.S. government.
Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Banks, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority. The maximum potential liability of the issuers of some U.S. government agencies and instrumentalities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Inflation-Indexed Bonds
Inflation-indexed bonds are debt securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Although inflation-indexed bonds may be somewhat less liquid than Treasury Securities, they are generally as liquid as most other government securities.
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Inflation-indexed securities issued by the U.S. Treasury (or “TIPs”) have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount (“OID”), which will be includable in the Fund’s gross income. Due to the OID, a Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.
Mortgages and Mortgage-Related Securities
Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage banks, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations. Subject to its investment strategies, a Fund may invest in mortgage-related securities as well as debt securities which are secured with collateral consisting of mortgage-related securities, and in other types of mortgage-related securities. For information concerning the characterization of mortgage-related securities (including collateralized mortgage obligations) for various purposes including the Trust’s policies concerning diversification and concentration, see the “Fundamental Investment Restrictions” section.
Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by the Manager.
The directly placed mortgages in which the Funds invest may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Funds or the Managers. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs or clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.
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Mortgage Pass-Through Securities. These are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made periodically, in effect “passing through” periodic payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. government (such as securities guaranteed by GNMA); other securities may be guaranteed by agencies or instrumentalities of the U.S. government such as Fannie Mae, formerly known as the FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”) and are not backed by the full faith and credit of the U.S. government. Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers. Transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” A TBA Transaction is a method of trading mortgage-backed securities. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as issuer, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date.
GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of mortgages insured by the FHA, or guaranteed by the Department of Veterans Affairs (“VA”). GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called “pass-through” securities.
Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-related securities issued by GNMA are described as “modified pass-through” securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and are not subject to the risk of delays in timely payment of income.
Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Fund to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.
FNMA and FHLMC Mortgage-Backed Obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and FHLMC. FNMA, a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and the U.S. Treasury. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. FHLMC, a federally chartered and privately-owned corporation, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national fund. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default, but PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.
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In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met.
FHFA has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment if FHFA determines that performance of the contract is burdensome and the repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. FHFA has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC. FHFA also has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent, although FHFA has stated that is has no present intention to do so. In addition, holders of mortgage-backed securities issued by FNMA and FHLMC may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship.
Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, generally is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
In a typical CMO transaction, a corporation (issuer) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The series A, B, and C Bonds all bear current interest. Interest on the series Z Bond is accrued and added to principal and a like amount is paid as principal on the series A, B, or C Bond currently being paid off. When the series A, B, and C Bonds are paid in full, interest and principal on the series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan funds.
FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.
If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.
Commercial Mortgage-Backed Securities (“CMBS”). CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Adjustable-Rate Mortgage-Backed Securities (“ARMBSs”). ARMBSs have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like debt securities and less like adjustable-rate securities and are
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subject to the risks associated with debt securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable-rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Other Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees, if, in an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser or Manager determines that the securities meet a Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Adviser or Manager will, consistent with a Fund’s investment goals, policies, and quality standards, consider making investments in such new types of mortgage-related securities.
CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. CMO residuals are risky, volatile and typically unrated.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Mortgages and Mortgage-Related Securities — Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (“1933 Act”). CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid investments.
Planned Amortization Class (“PAC”) Certificates and Support Bonds. PACs are parallel-pay real estate mortgage investment conduit (“REMIC”) certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC certificates, even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC certificate payment schedule is taken into account in calculating the final distribution date of each class of the PAC certificate. In order to create PAC Tranches, generally one or more tranches must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.
Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches - known as support bonds, companion bonds or non-PAC bonds - which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with its investment goals and policies, a Fund may invest in various tranches of CMO bonds, including support bonds.
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A PAC IO is a PAC bond that pays an extremely high coupon rate, such as 200%, on its outstanding principal balance, and pays down according to a designated PAC schedule. Due to their high-coupon interest, PAC IO’s are priced at very high premiums to par. Due to the nature of PAC prepayment bands and PAC collars, the PAC IO has a greater call (contraction) potential and thus would be impacted negatively by a sustained increase in prepayment speeds.
Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.
Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, secondary markets for these securities may not be as developed or have the same volume as markets for other types of securities. These securities, therefore, may have more limited liquidity and may at times be illiquid and subject to a Fund’s limitations on investments in illiquid investments.
Mortgage Dollar Rolls. Mortgage “dollar rolls” are contracts in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund. For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as financing and do not treat them as borrowings.
Other Asset-Backed Securities
Other asset-backed securities are securities that directly or indirectly represent a participation interest in or are secured by and payable from a stream of payments generated by particular assets such as automobile loans or installment sales contracts, home equity loans, computer and other leases, credit card receivables, or other assets. Generally, the payments from the collateral are passed through to the security holder. Due to the possibility that prepayments (on automobile loans and other collateral) will alter cash flow on asset-backed securities, generally it is not possible to determine in advance the actual final maturity date or average life of many asset-backed securities. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it may be possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. Other risks relate to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. The securities market for asset-backed securities may not, at times, offer the same degree of liquidity as markets for other types of securities with greater trading volume.
Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”). CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, non-investment grade debt securities. The collateral can be from many different types of debt securities such as high yield/high risk debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated non-investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.
For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default
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and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.
The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized as illiquid investments, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with debt securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CBOs, CLOs and other CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) investments may be made in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Linked Securities
Linked securities are debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Among the types of linked securities in which a Fund can invest include:
Equity-Linked, Debt-Linked and Index-Linked Securities. Equity-linked, debt-linked and index-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that a Fund invests in an equity-linked, debt-linked or index-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in these securities will involve risks similar to the risks of investing in foreign securities. For more information concerning the risks associated with investing in foreign securities, see the “Foreign Securities” section. In addition, a Fund bears the risk that the issuer of these securities may default on its obligation under the security. These securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as stock index futures, warrants and swap agreements. For more information concerning the risks associated with investing in stock index futures, warrants and swap agreements, see “Stock Index Futures” under “Futures Contracts and Options on Futures Contracts,” “Risks of Swap Agreements” under “Swap Agreements and Options on Swap Agreements,” and “Warrants and Rights.”
Currency-Indexed Securities. Currency-indexed securities typically are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.
Event-Linked Bonds. Event-linked bonds are debt securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event occurs and causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.
Zero Coupon, Deferred Interest, Step Coupon and Payment-In-Kind (“PIK”) Bonds
Zero coupon and deferred interest bonds are issued and traded at a discount from their face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. PIK bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.
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PIK bonds and other securities that make “in-kind” payments, or do not make regular cash payments (such as zero coupon or deferred interest bonds), may experience greater volatility in response to interest rate changes and other market factors, as well as issuer-specific developments. These securities generally carry higher interest rates compared to bonds that make cash payments of interest but may involve significantly greater credit risk. Even if accounting conditions are met for accruing income payable at a future date under a PIK bond, the issuer could still default when the collection date occurs at the maturity of or payment date for the PIK bond. If the issuer of a zero coupon, deferred interest, step coupon or PIK security defaults, a Fund may lose the entire value of its investment. In addition, these securities may be difficult to value because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral.
Each Fund must distribute its investment company taxable income, including the OID accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years a Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code and the regulations thereunder. A Fund may obtain such cash from selling other portfolio holdings which may cause a Fund to incur capital gains or losses on the sale.
High Yield/High Risk Bonds
High yield/high risk bonds (“high yield bonds”) are non-investment grade high risk debt securities (high yield bonds are commonly referred to as “junk bonds”).
In general, high yield bonds are not considered to be investment grade, and investors should consider the risks associated with high yield bonds before investing in the pertinent Fund. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.
Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Certain Brady Bonds may be considered high yield bonds. For more information on Brady Bonds, see “Foreign Securities.” A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities. Analysis of the creditworthiness of issuers of debt securities that are high yield bonds may be more complex than for issuers of higher quality debt securities, and the ability of a Fund to achieve its investment goal may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds.
High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, a Fund may incur additional expenses to seek recovery.
A Fund may purchase defaulted securities only when the Manager believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and the securities offer an unusual opportunity for capital appreciation. Notwithstanding the Manager’s belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk.
In the case of high yield bonds structured as zero-coupon or PIK securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.
The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value (“NAV”) of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. See Appendix A for more information on ratings.
There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to timely reflect events and circumstances since a security was last rated.
Obligations of Stressed, Distressed and Bankrupt Issuers
A Fund may invest in securities and other obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in covenant or payment default and equity securities of such issuers. Such debt obligations generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other
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payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.
There are a number of significant risks inherent in the bankruptcy process: (i) many events in a bankruptcy are the product of contested matters and adversary proceedings and are beyond the control of the creditors. While creditors are generally given an opportunity to object to significant actions, there can be no assurance that a bankruptcy court in the exercise of its broad powers would not approve actions that would be contrary to the interests of a Fund; (ii) a bankruptcy filing by an issuer may adversely and permanently affect the issuer. The issuer may lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity. If for this or any other reason the proceeding is converted to a liquidation, the value of the issuer may not equal the liquidation value that was believed to exist at the time of the investment; (iii) the duration of a bankruptcy proceeding is difficult to predict, and a creditor’s return on investment can be adversely affected by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court and until it ultimately becomes effective; (iv) the administrative costs in connection with a bankruptcy proceeding are frequently high, for example, if a proceeding involves protracted or difficult litigation, or turns into a liquidation, substantial assets may be devoted to administrative costs and would be paid out of the debtor’s estate prior to any return to creditors; (v) bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization, and because the standard for classification is vague, there exists the risk that a Fund’s influence with respect to the class of securities or other obligations it owns can be lost by increases in the number and amount of claims in that class or by different classification and treatment; (vi) in the early stages of the bankruptcy process it is often difficult to estimate the extent of, or even to identify, any contingent claims that might be made; (vii) in the case of investments made prior to the commencement of bankruptcy proceedings, creditors can lose their ranking and priority if they exercise “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by such actions; and (viii) certain claims that have priority by law (for example, claims for taxes) may be substantial.
In any investment involving securities and other obligations of stressed, distressed and bankrupt issuers, there exists the risk that the transaction involving such securities or obligations will be unsuccessful, take considerable time or will result in a distribution of cash or a new security or obligation in exchange for the stressed or distressed securities or obligations, the value of which may be less than a Fund’s purchase price of such securities or obligations. Furthermore, if an anticipated transaction does not occur, a Fund may be required to sell its investment at a loss. Given the substantial uncertainties concerning transactions involving stressed and distressed securities or obligations in which a Fund invests, there is a potential risk of loss by a Fund of its entire investment in any particular investment. Additionally, stressed and distressed securities or obligations of government and government-related issuers are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.
Investments in companies operating in workout modes or under Chapter 11 of the Bankruptcy Code are also, in certain circumstances, subject to certain additional liabilities which may exceed the value of a Fund’s original investment in a company. For example, under certain circumstances, creditors who are deemed to have inappropriately exercised control over the management and policies of a debtor may have their claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. A Manager’s active management style may present a greater risk in this area than would a more passive approach. In addition, under certain circumstances, payments to a Fund and distributions by a Fund or payments on the debt may be reclaimed if any such payment is later determined to have been a fraudulent conveyance or a preferential payment.
Participation on Creditor’s Committees
A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by a Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. Participation on such committees is also increasingly prone to litigation and it is possible that a Fund could be involved in lawsuits related to such activities, which could expose a Fund to additional liabilities that may exceed the value of a Fund’s original investment in the company. See the “Obligations of Stressed, Distressed and Bankrupt Issuers” section above. A Fund will participate on such committees only when a Manager believes that such participation is necessary or desirable to enforce a Fund’s rights as a creditor or to protect the value of securities held by a Fund.
Bank Obligations
Bank obligations include certificates of deposit, bankers’ acceptances, fixed time deposits, loans or credit agreements and bank capital securities. Each Fund may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.
Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. See the “Restricted and Unregistered Securities” section regarding limitations of certain bank obligations.
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A Fund may purchase loans or participation interests in loans made by U.S. banks and other financial institutions to large corporate customers. Loans are made by a contract called a credit agreement. Loans are typically secured by assets pledged by the borrower, but there is no guarantee that the value of the collateral will be sufficient to cover the loan, particularly in the case of a decline in value of the collateral. Loans may be floating rate or amortizing. See the “Delayed Funding Loans and Revolving Credit Facilities,” “Loan Participations and Assignments” and “Variable and Floating Rate Securities” sections below for more information. Some loans may be traded in the secondary market among banks, loan funds, and other institutional investors.
Unless otherwise noted, a Fund will not invest in any security or bank loan/credit agreement issued by a commercial bank unless: (i) the bank has total assets of at least U.S. $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least U.S. $1 billion, the aggregate investment made in any one such bank is limited to an amount, currently U.S. $250,000, insured in full by the Federal Deposit Insurance Corporation (“FDIC”); (ii) in the case of U.S. banks, it is a member of the FDIC; and (iii) in the case of foreign banks, the security is, in the opinion of the Adviser or the Manager, of an investment quality comparable with other debt securities of similar maturities which may be purchased by a Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including: (i) the possibilities that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.
Unless otherwise noted, a Fund may invest in short-term debt obligations of savings and loan associations provided that the savings and loan association issuing the security (i) has total assets of at least $1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is insured in full, currently up to $250,000, by the FDIC; (ii) the savings and loan association issuing the security is a member of the FDIC; and (iii) the institution is insured by the FDIC.
The Funds may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.
Exchange-Traded Notes (“ETNs”)
ETNs are notes representing debt of an issuer, usually a financial institution. The performance of an ETN is based on the performance of one or more underlying assets, reference rates or indices as well as the market for that ETN.
An ETN includes features similar to both an exchange traded fund (“ETF”) and debt securities. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return generally linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked. An ETN that is tied to a reference instrument may not exactly replicate the performance of the reference instrument, and they incur certain expenses not incurred by their applicable reference instrument. Unlike some debt securities, ETNs do not make periodic interest payments, and its principal is not protected. ETNs are meant to be held until maturity, and thus may have restrictions on their redemption and secondary market illiquidity.
A Fund bears the risk that the issuer of these securities may default on its obligation under the security, and the value of an ETN could be influenced by the credit rating of the issuer despite no changes in the underlying reference instrument. The value of an ETN may also be impacted by the following: time to maturity; market volatility (for the ETN and/or its underlying reference instrument); market liquidity; changes in the applicable interest rates; the performance of the reference instrument; changes in the issuer’s credit rating; and any impact that economic, legal, political or geographic events may have on the reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a current price. ETNs that use leverage allows for greater potential return, but the potential for loss is also greater. Additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the note itself may still need to be repaid.
Trust Preferred Securities
Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred
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securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.
Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act, and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings. In identifying the risks of the trust preferred securities, a Manager will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Fund.
Delayed Funding Loans and Revolving Credit Facilities
A Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make up loans to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). A Fund, at all times, will not commit to advance additional funds in excess of applicable borrowing limits.
A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there are no readily available markets as illiquid for purposes of a Fund’s limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see the “Loan Participations and Assignments” section. Participation interests in revolving credit facilities will be subject to the limitations discussed in the “Loan Participations and Assignments” section. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Fund’s investment restriction relating to the lending of funds or assets by a Fund.
Loan Participations and Assignments
A Fund may invest in floating rate senior loans of domestic or foreign borrowers (“Senior Loans”) primarily by purchasing participations or assignments of a portion of a Senior Loan. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans often are secured by specific assets of the borrower, although a Fund may invest in Senior Loans that are not secured by any collateral. When investing in loan participations, a Fund does not have a direct contractual relationship with the borrower and has no rights against the borrower, i.e., the Fund cannot enforce its rights directly; it must rely on intermediaries to enforce its rights. When investing in assignments, a Fund steps into the shoes of the intermediary who sold it the assignment and can enforce the assigned rights directly. These rights may include the right to vote along with other lenders on such matters as enforcing the terms of a loan agreement (e.g., declaring defaults, initiating collection action, etc.). Taking such actions typically requires at least a vote of the lenders holding a majority of the investment in a loan, and may require a vote by lenders holding two-thirds or more of the investment in a loan. Because a Fund typically does not hold a majority of the investment in any loan, it may not be able by itself to control decisions that require a vote by the lenders.
Senior Loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases, and internal growth. Senior Loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers, including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, common and/or preferred stock of subsidiaries, and intangible assets including trademarks, copyrights, patent rights and franchise value.
By virtue of their senior position and collateral, Senior Loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as, for example, employee salaries, employee pensions, and taxes). This means Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.
Senior Loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base reference rate such as the Secured Overnight Financing Rate (“SOFR”). For example, if the base rate was 1.00% and the borrower were paying a fixed spread of 3.50%, the total interest rate paid by the borrower would be 4.50%. Base rates and, therefore, the total rates paid on Senior Loans float, i.e., they change as market rates of interest change. Although a base rate such as SOFR can change every day, loan agreements for Senior Loans typically allow the borrower the ability to choose how often the base rate for its loan will change. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. During periods of rising
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interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a Senior Loan typically does not change.
Until recently, the standard base rate utilized for Senior Loans has been the London Interbank Offered Rate (“LIBOR”). In 2017, the United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that it would no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021. The IBA ceased publication of most LIBOR settings on a representative basis at the end of 2021 and ceased publication of a majority of U.S. dollar LIBOR settings on a representative basis on June 30, 2023. In addition, global regulators previously announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. After the global financial crisis, regulators globally determined that existing interest rate benchmarks should be reformed based on concerns that LIBOR and other Interbank Offered Rates (“IBORs”) were susceptible to manipulation. Replacement rates for various IBORs have been identified and include the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities.
While various regulators and industry bodies are working globally on transitioning to selected alternative rates and although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, there remains uncertainty regarding the future utilization of LIBOR and other IBORs, including the transition to, and nature of, any selected replacement rates as well as on the impact on investments that utilized LIBOR. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.
Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another IBOR with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The U.S. Internal Revenue Service (“IRS”) has issued final regulations regarding the tax consequences of the transition from LIBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued LIBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such LIBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued LIBOR or to replace a fallback rate that uses a discontinued LIBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.
Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions or lending syndicates represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a Senior Loan. Agents are typically paid fees by the borrower for their services. The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral. The agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan, a Fund has direct recourse against the borrower, the Fund may have to rely on the agent or other financial intermediary to apply appropriate credit remedies against a borrower. The Manager will also monitor these aspects of a Fund’s investments and, where a Fund owns an assignment, will be directly involved with the agent and the other lenders regarding the exercise of credit remedies.
A financial institution’s employment as agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent would generally be appointed to replace the terminated agent, and assets held by the agent under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.
The risks associated with Senior Loans are similar to the risks of “junk” securities. A Fund’s investments in Senior Loans are typically non-investment grade and are considered speculative because of the credit risk of their issuers. Moreover, any specific collateral used to secure a loan may decline in value or lose all its value or become illiquid, which would adversely affect the loan’s value. Economic and other events, whether real or perceived, can reduce the demand for certain Senior Loans or Senior Loans generally, which may reduce market prices and cause a Fund’s NAV per share to fall. The frequency and magnitude of such changes cannot be predicted.
Senior Loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although floating rate debt instruments are less exposed to this risk than fixed rate debt instruments. Conversely, the floating rate feature of Senior Loans means the Senior Loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require a Fund to invest assets at lower yields.
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Although Senior Loans in which a Fund will invest will often be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing a Senior Loan. A Fund may also invest in Senior Loans that are not secured.
Senior Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Manager believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in a Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, a Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. In addition, floating rate loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund’s ability to sell loans and can adversely affect a loan’s liquidity and the price that can be obtained.
Interests in Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many of the Senior Loans in which a Fund may invest. If a secondary market exists for certain of the Senior Loans in which a Fund invests, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. To the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of Senior Loan interests for investment by a Fund may be adversely affected.
A Fund may have certain obligations in connection with a loan, such as, under a revolving credit facility that is not fully drawn down, to loan additional funds under the terms of the credit facility.
A Fund may receive and/or pay certain fees in connection with its activities in buying, selling and holding loans. These fees are in addition to interest payments received, and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys a loan, it may receive a facility fee, and when it sells a loan, it may pay a facility fee. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan, or, in certain circumstances, a Fund may receive a prepayment penalty fee on the prepayment of a loan by a borrower.
A Fund is not subject to any restrictions with respect to the maturity of Senior Loans it holds, and Senior Loans usually will have rates of interest that are redetermined either daily, monthly, quarterly, semi-annually or annually. Investment in Senior Loans with longer interest rate redetermination periods may increase fluctuations in a Fund’s NAV as a result of changes in interest rates. As short-term interest rates increase, interest payable to a Fund from its investments in Senior Loans should increase, and as short-term interest rates decrease, interest payable to a Fund from its investments in Senior Loans should decrease. The amount of time required to pass before a Fund will realize the effects of changing short-term market interest rates on its portfolio will vary depending on the interest rate redetermination period of the Senior Loan.
The participation interest and assignments in which a Fund intends to invest may not be rated by any nationally recognized rating service. A Fund may invest in loan participations and assignments with credit quality comparable to that of issuers of its securities investments.
In addition, it is conceivable that under emerging legal theories of lender liability, a Fund which purchases an assignment could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Fund will rely on the Manager’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.
A Fund, pursuant to its fundamental investment restrictions, may also be a lender (originator), or part of a group of lenders originating a Senior Loan. When a Fund is a primary lender, it will have a direct contractual relationship with the borrower, may enforce compliance by the borrower with the terms of the loan agreement and may under contractual arrangements among the lenders have rights with respect to any funds acquired by other lenders through setoff. A lender also has full voting and consent rights under the applicable loan agreement. Action subject to lender vote or consent generally requires the vote or consent of the holders of a majority or some greater specified percentage of the outstanding principal amount of the Senior Loan. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a Senior Loan, or releasing collateral therefor, frequently require the unanimous vote or consent of all lenders affected. When a Fund is a primary lender originating a Senior Loan, it may share in a fee paid by the borrower to the primary lenders. Other than Funds that invest in Senior Loans, a Fund will not act as the agent, originator, or principal negotiator or administrator of a Senior Loan.
If a Fund purchases a floating rate loan as part of the original group of lenders or issues loans directly to the borrower (a loan originator/primary lender), it may also be deemed an underwriter and may be subject to underwriting liability and litigation risk. There is a risk that lenders and investors in loans can be sued by other creditors and shareholders of the borrowers, and may need to serve on a creditor’s committee or seek to enforce the Fund’s rights in a bankruptcy proceeding. It is possible that losses could be greater than the original loan amount and that losses could occur years after the principal and interest on the loan has been repaid.
The Fund may also make its investments in floating rate loans through structured notes or swap agreements. Investments through these instruments involve counterparty risk, i.e., the risk that the party from which such instrument is purchased will not perform as agreed.
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The Fund may incur legal expense in seeking to enforce its rights under a loan, and there can be no assurance of successor a recovery in excess of the Fund’s expenditures.
Some Funds limit the amount of assets that will be invested in any one issuer or in issuers within the same industry (see the “Investment Restrictions” section). For purposes of these limits, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, current SEC interpretations require the Fund to treat both the lending bank or other lending institution and the borrower as “issuers” for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer or more than 25% of its assets in a particular industry. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries. Investments in loan participations and assignments are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.
Junior Loans. A Fund may invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”). Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower. A Fund may purchase Junior Loan interests either in the form of an assignment or a loan participation (see discussion above about “Loan Participations and Assignments”).
Covenant Lite Loans. As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.
Municipal Securities
Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular U.S. federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include residual interest bonds and “private activity bonds” or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.
The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices and liquidity of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable debt securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.
Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.
When a Fund purchases municipal securities, the Fund may acquire stand-by agreements from banks and broker-dealers with respect to those municipal securities. A stand-by commitment may be considered a security independent of the municipal security to which it relates. The amount payable by a bank or broker-dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying municipal security. As with many principal over-the-counter ("OTC") transactions, there is counterparty risk of default which could result in a loss to the Fund.
From time to time, legislation restricting or limiting the U.S. federal income tax exemption for interest on municipal securities is introduced in Congress. There is a risk that changes in the law could result in the municipal security losing its U.S. federal income tax exempt status.
Corporate Debt Securities
The debt securities in which a Fund may invest are limited to corporate debt securities (corporate bonds, debentures, notes, and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for that particular Fund, or if unrated, are in the Manager’s opinion, comparable in quality to corporate debt securities in which a Fund may invest. In the event that a security
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owned by a Fund is downgraded to below the Fund’s respective minimum ratings criteria, the Fund may nonetheless retain the security.
The investment return on corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
Tender Option Bonds. Tender option bonds are generally long-term securities that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security’s liquidity.
Variable and Floating Rate Securities
Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event based, such as based on a change in the prime rate.
The interest rate on a floating rate debt instrument (“floater”) is a variable rate which is tied to another interest rate, such as a money market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide Funds with a certain degree of protection against rises in interest rates, Funds investing in floaters will participate in any declines in interest rates as well.
The interest rate on a leveraged inverse floating rate debt instrument (“inverse floater”) resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid investments for purposes of a Fund’s limitations on investments in such securities.
A super floating rate collateralized mortgage obligation (“super floater”) is a leveraged floating-rate tranche in a CMO issue. At each monthly reset date, a super floater’s coupon rate is determined by a slated formula. Typically, the rate is a multiple of some index minus a fixed-coupon amount. When interest rates rise, a super floater is expected to outperform regular floating rate CMOs because of its leveraging factor and higher lifetime caps. Conversely, when interest rates fall, a super floater is expected to underperform floating rate CMOs because its coupon rate drops by the leveraging factor. In addition, a super floater may reach its cap as interest rates increase and may no longer provide the benefits associated with increasing coupon rates.
Custodial Receipts and Trust Certificates
Custodial receipts and trust certificates which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities may include U.S. government securities, municipal securities or other types of securities in which a Fund may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. A Fund may also invest in separately issued interests in custodial receipts and trust certificates.
Although under the terms of a custodial receipt or trust certificate a Fund would be typically authorized to assert their rights directly against the issuer of the underlying obligation, a Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.
Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of debt instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the IRS has not ruled on the tax treatment of the interest received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.
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Commercial Paper
Commercial paper obligations may include variable amount master demand notes. These are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. However, they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Adviser or Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Adviser or Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by a rating agency; a Fund may invest in them only if the Adviser or Manager believes that at the time of investment the notes are of comparable quality to the other commercial paper in which that Fund may invest. See Appendix A for a description of ratings applicable to commercial paper.
Convertible Securities
Convertible securities are debt securities which may be converted or exchanged at a stated exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible bonds and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks, and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
As debt securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of current income because the issuers of the convertible securities may default in their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.
A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature which enables the holder to benefit from increases in the market price of the underlying common stock. In selecting the securities for a Fund, the Adviser or Manager gives substantial consideration to the potential for capital appreciation of the common stock underlying the convertible securities. However, there can be no assurance of capital appreciation because securities prices fluctuate.
Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.
A “synthetic convertible” is created by combining distinct securities which possess the two principal characteristics of a true convertible, i.e., fixed income (debt component) and the right to acquire equity securities (convertibility component). This combination is achieved by investing in non-convertible debt securities (non-convertible bonds and preferred stocks) and in warrants, granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price.
However, the synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible, which is a single security having a unitary market value, a synthetic convertible is comprised of two distinct securities, each with its own market value. Therefore, the “market value” of a synthetic convertible is the sum of the values of its debt component and its convertibility component. For this reason, the value of a synthetic convertible and a true convertible security will respond differently to market fluctuations.
More flexibility is possible in the assembly of a synthetic convertible than in the purchase of a convertible security in that its two components may be purchased separately. For example, a Manager may purchase a warrant for inclusion in a synthetic convertible but temporarily hold short-term investments while postponing purchase of a corresponding bond pending development of more favorable market conditions.
A holder of a synthetic convertible faces the risk that the price of the stock underlying the convertibility component will decline, causing a decline in the value of the warrant; should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the warrant would be lost. Since a synthetic convertible includes the debt component as well, the holder of a synthetic convertible also faces the risk that interest rates will rise, causing a decline in the value of the debt instrument.
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Contingent Convertible Securities (“CoCos”). CoCos are a form of hybrid debt security that either convert into common stock of the security’s issuer or have their principal written down upon the occurrence of certain “triggers.” These triggers are generally linked to capital thresholds required by the regulator of the issuer or regulatory actions calling into question the issuer’s continued viability as a going concern (such as where the issuer receives specified levels of extraordinary governmental support). CoCos’ equity conversion or principal write-down features are specific to the issuer and its regulatory requirements, and therefore vary depending upon the issuer of the CoCo. In addition, certain CoCos have a set stock conversion rate that triggers an automatic write-down of capital if the price of the issuer’s stock is below a predetermined price on the conversion date. Under these circumstances, the liquidation value of the CoCos may be adjusted downward to below the original par value. This downward adjustment would occur automatically and would not entitle the holders of the CoCos to seek bankruptcy of the issuer. In certain circumstances, CoCos may write down to zero and an investor could lose the entire value of its investment, even if the issuer remains a going concern. Further, CoCos may be subject to redemption at the option of the issuer at a predetermined price.
Some additional risks associated with CoCos may include, but are not limited to:
•Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be deferred or cancelled at the issuer’s discretion or at the request of the relevant regulatory authority in order to help the issuer absorb losses.
•Reduced income or loss of income. Upon conversion of CoCos into common stock, investors in the CoCos could experience a reduced income rate, potentially to zero, because the common stock of the issuer may not pay a dividend.
•Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Funds, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer, worsening the holder’s standing in a bankruptcy. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument, again worsening the holder’s standing in a bankruptcy.
•Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.
Duration
Duration is a measure of the average life of a bond on a present value basis, which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser or Manager in debt security selection. In this discussion, the term “bond” is generally used to connote any type of debt instrument.
Most notes and bonds provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security’s “term to maturity” has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term to maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity.
Duration is a measure of the average life of a debt security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.
Although frequently used, the “term of maturity” of a bond may not be a useful measure of the longevity of a bond’s cash flow because it refers only to the time remaining to the repayment of principal or corpus and disregards earlier coupon payments. Stated alternatively, the term of maturity does not provide a prospective investor with a clear understanding of the time profile of cash flows over the life of a bond. Thus, for example, three bonds with the same maturity may not have the same investment characteristics (such as risk or repayment time). One bond may have large coupon payments early in its life, whereas another may have payments distributed evenly throughout its life. Some bonds (such as zero coupon bonds) make no coupon payments until maturity. To assess the value of these bonds, not only the final payment or sum of payments on the bond, but also the timing and magnitude of payments, are important to consider.
Another way of measuring the longevity of a bond’s cash flow is to compute a simple average time to payment, where each year is weighted by the number of dollars the bond pays that year. This concept is termed the “dollar-weighted mean waiting time,” indicating that it is a measure of the average time to payment of a bond’s cash flow. A shortcoming of this approach is that it assigns equal weight to each dollar paid over the life of a bond, regardless of when the dollar is paid. Since the present value of a dollar decreases with the amount of time which must pass before it is paid, a better method might be to weight each year by the present value
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of the dollars paid that year. This calculation puts the weights on a comparable basis and creates a definition of longevity which is known as duration.
A bond’s duration depends upon three variables: (i) the maturity of the bond; (ii) the coupon payments attached to the bond; and (iii) the bond’s yield to maturity. Yield to maturity, or investment return as used here, represents the approximate return an investor purchasing a bond may expect if he holds that bond to maturity. In essence, yield to maturity is the rate of interest which, if applied to the purchase price of a bond, would be capable of exactly reproducing the entire time schedule of future interest and principal payments.
Increasing the size of the coupon payments on a bond, while leaving the maturity and yield unchanged, will reduce the duration of the bond. This follows because bonds with higher coupon payments pay relatively more of their cash flows sooner. Increasing the yield to maturity on a bond (e.g., by reducing its purchase price), while leaving the term to maturity and coupon payments unchanged, also reduces the duration of the bond. Because a higher yield leads to lower present values for more distant payments relative to earlier payments, and, to relatively lower weights attached to the years remaining to those payments, the duration of the bond is reduced.
There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is mortgage pass-throughs. The stated final maturity is generally 30 years but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, the Adviser or Manager of a Fund may use other analytical techniques which incorporate the economic life of a security into the determination of its interest rate exposure.
Futures, options, and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions will lengthen the fund duration if interest rates go down and bond prices go up by approximately the same amount that holding an equivalent amount of the underlying securities would.
Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing fund duration if interest rates go up and bond prices go down by approximately the same amount that selling an equivalent amount of the underlying securities would.
Repurchase Agreements
Repurchase agreements entail a Fund’s purchase of a fund eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time (normally one day). Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price is in excess of the Fund’s purchase price by an amount which reflects an agreed upon market rate of return, effective for the period of time a Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.
If the party agreeing to repurchase should default and if the value of the underlying securities held by a Fund should fall below the repurchase price, a loss could be incurred. A Fund also might incur disposition costs in connection with liquidating the securities. Repurchase agreements will be entered into only where the underlying security is a type of security in which the Fund may invest, as described in the Prospectuses and in this SAI.
Under the 1940 Act, repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. Repurchase agreements are commonly used to earn a return on cash held in a Fund. When a repurchase agreement is entered into for the purposes of earning income, the Adviser or Manager to a Fund monitors the value of the underlying securities at the time the repurchase agreement is entered into and during the term of the agreement to ensure that its daily marked-to-market value always equals or exceeds the agreed upon repurchase price to be paid to a Fund. The Adviser or Manager, in accordance with procedures established by the Board of Trustees (the “Board”), also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which a Fund enters into repurchase agreements. For a Fund that is eligible to sell securities short, as described in the Prospectuses and in this SAI, repurchase agreements may also be used to affect the short sale of a security. When using a repurchase agreement to affect the short sale of a security, the Adviser or Manager of the Fund monitors the value of the underlying securities at the time the repurchase agreement is entered into and during the term of the agreement to ensure that the daily marked-to-market value of the underlying securities always equals or exceeds at least 95% of the agreed upon repurchase price to be paid to the Fund.
A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities which are not readily marketable, would exceed 15% of the net assets of a Fund.
Borrowing and Leveraged Transactions
Each Fund may borrow money to the extent permitted under the 1940 Act. Under the 1940 Act, a Fund may not borrow money from a bank if, as a result of such borrowing, the total amount of all money borrowed by a Fund exceeds 33 1/3% of the value of its total assets including borrowings, less liabilities exclusive of borrowings. This means that the 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment strategy perspective to sell those holdings at that time.
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Except as otherwise provided in this SAI or the Prospectuses, each Fund also may borrow money for temporary purposes in an amount not to exceed 5% of a Fund’s total assets. This borrowing may be secured or unsecured. Borrowing may exaggerate the effect on NAV of any increase or decrease in the market value of a Fund. The cost of borrowing may reduce a Fund’s return. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The SEC takes the position that other transactions in which a Fund may enter into that have a leveraging effect on the capital structure of the Fund can be viewed as a form of “senior security” of the Fund for purposes of Section 18(f) of the 1940 Act, which generally prohibits mutual funds from issuing senior securities. These senior securities may include selling securities short, buying and selling certain derivatives (such as futures contracts, options, forward contracts, or swap agreements), engaging in when-issued, delayed-delivery, forward-commitments (such as mortgage dollar rolls), reverse repurchase agreements or sale-buybacks and other investment strategies or techniques that have a leveraging effect on the capital structure of a Fund or may be viewed as economically equivalent to borrowing. The Funds may invest in derivatives transactions in compliance with Rule 18f-4 under the 1940 Act. As required by Rule 18f-4, the Trust adopted and implemented a derivatives risk management program governing the use of derivatives by the Funds through, among other things, the application of a value-at-risk (“VaR”) based limit to a Fund’s derivatives exposure. Compliance with Rule 18f-4 may restrict a Fund’s ability to utilize derivative investments and financing transactions and prevent a Fund from implementing its principal investment strategies in the manner that it has historically, which may adversely affect its performance. While elements prescribed by Rule 18f-4 such as the derivatives risk management program and the VaR limit are designed to assist in the assessment and management of derivatives risk, there is no guarantee they will be effective in reducing the risks inherent in the Funds’ derivative investments.
Reverse Repurchase Agreements
Reverse repurchase agreements, among the forms of borrowing if not “covered,” involve the sale or pledge of a debt security held by a Fund to another party, such as a bank or broker-dealer, with an agreement by that Fund to repurchase the security at a stated pre-agreed-upon repurchase price, date and interest payment. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security as beneficial owner during the term of the agreement.
A Fund can use the proceeds of a reverse repurchase agreement to purchase other securities for that Fund. This use of reverse repurchase agreements by a Fund creates leverage, which increases a Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, a Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. A Fund will typically enter into a reverse repurchase agreement when it anticipates the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction incurred by the Fund. However, reverse repurchase agreements involve the risk that the market value of securities sold or pledged by the Fund declines below the pre-agreed-upon repurchase price by the Fund. Reverse repurchase agreements also subject a Fund to counterparty risk (e.g., the risk that the counterparty is unable to satisfy its obligations under the reverse repurchase agreement). In connection with its compliance with Rule 18f-4 under the 1940 Act, the Fund may treat all reverse repurchase transactions as derivatives transactions subject to the requirements of Rule 18f-4 or treat all reverse repurchase transactions as senior securities subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund.
Sale-Buybacks
Sale-buybacks are similar in their function and operation to a reverse repurchase agreement, both of which consist of a sale of a security by a Fund to the counterparty with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-up price and date. The principal difference is that in a sale-buyback the counterparty, and not the Fund, is entitled to receive any principal or interest payments made on the underlying security pending settlement of the repurchase of the underlying security, which are recorded as an interest expense to the Fund. As with reverse repurchase agreements, a sale-buyback is a financing transaction that is considered a form of borrowing if not “covered.”
Forward Commitment Agreements and When-Issued or Delayed Delivery Securities
Forward commitment agreements (also referred to as forward contracts or forwards) are agreements for the purchase of securities at an agreed upon price on a specified future date. A Fund may purchase new issues of securities on a “when-issued” or “delayed delivery” basis, whereby the payment obligation and interest rate on the instruments are fixed at the time of the transaction or in some cases may be conditioned on a subsequent event. Such transactions might be entered into, for example, when the Adviser or Manager to a Fund anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.
Liability for the purchase price — and all the rights and risks of ownership of the securities — accrue to a Fund at the time it becomes obligated to purchase such securities on a forward commitment, when-issued or delayed delivery basis, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. Delayed delivery, when-issued and forward commitments purchases involve a risk of loss if the value of the securities declines prior to the settlement date.
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When a Fund sells a security on a forward commitment, when-issued or delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to the transaction fails to pay for the security, the Fund could suffer a loss. Additionally, when selling a security on a forward commitment, when-issued or delayed delivery basis without owning the security, a Fund will incur a loss if the security’s price appreciates in value above the agreed upon price on the settlement date.
Forward Volatility Agreements. Forward volatility agreements are a type of forward commitment agreement in which two parties agree to the purchase or sale of an option straddle (a combination of a simultaneous call and put) on an underlying exchange rate at the expiration of the agreement. On the day of the trade, the parties determine the expiration date and the volatility rate. On the expiration date, the amount settled is determined based on an options pricing model (typically Black Scholes), the then-current spot exchange rate, interest rates and the agreed upon implied volatility. Changes in the value of the forward volatility agreement are recorded as unrealized gains or losses. The primary risks associated with forward volatility agreements are a change in the volatility of the underlying exchange rate and changes in the spot price of the underlying exchange rates.
Standby Commitment Agreements
Standby commitment agreements are agreements that obligate a party, for a set period of time, to purchase a certain amount of a security that may be issued and sold at the option of the issuer. The price of a security purchased pursuant to a standby commitment agreement is set at the time of the agreement. In return for its promise to purchase the security, the purchaser receives a commitment fee based upon a percentage of the purchase price of the security. The purchaser receives this fee whether or not it is ultimately required to purchase the security.
When a Fund enters into a standby commitment agreement, there is no guarantee that the securities subject to such agreement will be issued and, if such securities are issued, that the value of the securities on the date of issuance may be more or less than the purchase price. A Fund will limit its investments in standby commitment agreements with remaining terms exceeding seven days pursuant to the limitation on investments in illiquid investments.
Short Sales
A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price. Even during normal or favorable market conditions, a Fund may make short sales in an attempt to maintain fund portfolio flexibility and facilitate the rapid implementation of investment strategies if the Manager believes that the price of a particular security or group of securities is likely to decline.
When a Fund makes a short sale, a Fund must arrange through a broker or other institution to borrow the security to deliver to the buyer; and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. A Fund may have to pay a premium and other transaction costs to borrow the security, which would increase the cost of the security sold short. A Fund must also pay any dividends or interest payable on the security until the Fund replaces the security.
The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price “buy in” by paying the lender an amount equal to the cost of purchasing the security.
While derivative instruments are excluded from the definition of a short sale, a Fund that may enter into short sales on derivative instruments with a counterparty will be subject to counterparty risk (i.e., the risk that the Fund’s counterparty will not satisfy its obligation under the particular derivative contract), in addition to risks relating to derivatives and short sales.
Short sales also involve counterparty risk to the extent that the broker or other institution fails to return the Fund’s collateral. However, since the market value of the security borrowed is marked-to-market daily, the Fund’s exposure would be limited to the difference between the amount of collateral posted by the Fund (as adjusted daily based upon market price) and the market value of the security borrowed by the Fund to close out its open short position.
Short Sales Against the Box
A short sale is “against the box” when a Fund enters into a transaction to sell a security short as described above, while at all times during which a short position is open, maintaining an equal amount of such securities, or owning securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. The Fund’s obligation to replace the securities sold short is then completed by purchasing the securities at their market price at time of replacement.
Restricted and Unregistered Securities
The securities in which certain Funds may invest could be unregistered and/or have restrictions or conditions attached to their resale.
Restricted securities may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act, or in a transaction that is exempt from such registration such as certain privately negotiated transactions. For example,
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restricted securities issued in reliance on Rule 144A under the 1933 Act are subject to restrictions on resale but can be purchased by certain “qualified institutional buyers” without the necessity for registration of the securities.
Some unregistered securities may require registration. Where registration is required, a Fund (as a registrant) could be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.
In a typical Private Investment in Public Equity (“PIPE”) transaction, the issuer sells shares of common stock at a discount to current market prices to a Fund and may also issue warrants enabling a Fund to purchase additional shares at a price equal to or at a premium to current market prices. Because the shares issued in a PIPE transaction are “restricted securities” under the federal securities laws, a Fund cannot freely trade the securities until the issuer files a registration statement to provide for the public resale of the shares, which typically occurs after the completion of the PIPE transaction and the public registration process with the SEC is completed, a period which can last many months. PIPEs may contain provisions that the issuer will pay specified financial penalties to a Fund if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the securities will be publicly registered, or that the registration will be maintained.
Small-Capitalization Stocks
Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a major securities exchange. As a result, the disposition by a Fund of securities to meet redemptions, or otherwise, may require a Fund to sell these securities at a discount from market prices or to sell during a period when such disposition is not desirable or to make many small sales over a lengthy period of time.
Foreign Securities
Foreign securities may be listed or traded in the form of depositary receipts including, but not limited to, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”) and non-voting depositary receipts (“NVDRs,” and collectively, “Depositary Receipts”). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or OTC in the United States. EDRs, IDRs and GDRs are receipts evidencing an arrangement with a foreign bank similar to that for ADRs and are designed for use in the foreign (non-U.S.) securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. NVDRs have similar financial rights as common stocks but do not have voting rights.
Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign transactions, the possibility of expropriation, nationalization, or confiscatory taxation, adverse changes in investment or exchange control regulations, trade restrictions, political instability (which can affect U.S. investments in foreign countries), the impact of economic sanctions, and potential restrictions on the flow of international capital. It may be more difficult to obtain and enforce judgments against foreign entities. The United States and other countries have imposed, and may impose additional, economic sanctions against certain countries, entities and/or individuals. Economic sanctions and other similar actions could, among other things, prohibit or otherwise limit a Fund’s ability to purchase or sell certain foreign securities and significantly delay or prevent the settlement of securities transactions. Such actions could decrease the value and liquidity of securities held by a Fund and may require a Fund to sell or otherwise dispose of all or a portion of the impacted securities at inopportune times or prices. Sanctions could also result in retaliations or countermeasures, which may adversely impact a Fund’s investments or operations. Although it is not possible to predict the impact that any sanctions or retaliatory actions may have on a Fund, such events could significantly harm a Fund’s performance.
Additionally, income (including dividends and interest) and capital gains from foreign securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Transactions on foreign exchanges or OTC markets may involve greater time from the trade date until settlement than for domestic securities transactions and, if the securities are held abroad, may involve the risk of possible losses through the holding of securities in custodians and depositories in foreign countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Investing in Depositary Receipts involves many of the same risks associated with investing in securities of foreign issuers.
There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting and auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies.
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Semi-governmental securities are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers. Eurobonds are bonds denominated in U.S. dollars or other currencies and sold to investors outside the country where currency is used. Yankee bonds are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign issuers. Yankee bonds are subject to certain sovereign risks.
It is contemplated that most foreign securities will be purchased in OTC markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange (“NYSE”), and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds will endeavor to achieve the most favorable net results on their transactions. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.
With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, nationalization, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.
The dividends and interest payable on certain of a Fund’s foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution.
Investment in foreign securities also involves the risk of possible losses through the holding of securities in custodian banks and securities depositories in foreign countries. (See the “Transfer Agency and Custody Services” section for more information concerning the Trust’s custodian and foreign sub-custodian.) No assurance can be given that expropriation, nationalization, freezes, or confiscation of assets, which would impact assets of a Fund, will not occur, and shareholders bear the risk of losses arising from these or other events.
There are frequently additional expenses associated with maintaining the custody of foreign investments. Expenses of maintaining custody of Fund investments are paid by each Fund. This may lead to higher expenses for Funds that have foreign investments.
Unless otherwise noted, an issuer of a security may be deemed to be located in or economically tied to a particular country if it meets one or more of the following criteria: (i) the issuer or guarantor of the security is organized under the laws of, or maintains its principal place of business in, such country; (ii) the currency of settlement of the security is the currency of such country; (iii) the principal trading market for the security is in such country; (iv) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in that country; or (v) the issuer is included in an index that is representative of that country. In the event that an issuer may be considered to be located in or economically tied to more than one country based on these criteria (for example, where the issuer is organized under the laws of one country but derives at least 50% of its revenues or profits from goods produced or sold in another country), the Manager may classify the issuer in its discretion based on an assessment of the relevant facts and circumstances.
Emerging Markets. The risks of investing in foreign countries discussed above are intensified with respect to investments in emerging market countries, which tend to have less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes.
Each of the emerging market countries, including those located in Latin America, the Middle East, Asia and Eastern Europe, may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the U.S., Japan and most developed market countries. This instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the financial markets in which a Fund may invest and adversely affect the value of a Fund’s assets, potentially making the Fund’s emerging market investments illiquid. In addition, the value of a Fund’s emerging market investments could become more volatile and experience abrupt and severe price declines as a result of an increase in taxes or political, economic or diplomatic developments, including economic sanctions. Investment opportunities within certain emerging markets, such as countries in Eastern Europe, may be considered “not readily marketable” for purposes of the limitation on illiquid investments set forth above.
Included among the emerging market debt obligations in which a Fund may invest are “Brady Bonds,” which are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds have been issued relatively recently, and accordingly, do not have a long payment history. They may be collateralized or uncollateralized, or have collateralized or uncollateralized elements, and issued in various currencies (although most are U.S. dollar-denominated), and they are traded in the OTC secondary market.
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Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.
A Fund may also invest in ADRs that represent the deposit with the issuing bank of a security of an emerging market issuer. These investments involve many of the same risks associated with investing in emerging market securities.
Frontier Markets. Frontier markets are those emerging markets in the earlier stage of development and are typically located in Latin America, the Middle East, Africa, Asia and Eastern Europe countries whose markets are considered by the Trust to be among the smallest and least mature investment markets. Investments in frontier markets generally are less liquid and subject to greater price volatility than investments in more mature emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in more mature emerging markets or in developed markets.
Supranational Entities. Supranational entities are entities designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the “World Bank”) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.
Eurozone Risk. The European Economic and Monetary Union, often referred to as the “Eurozone,” is a group of member countries that have adopted the euro as their official currency and, as a result, are subject to the monetary policies of the European Central Bank (“ECB”). As a Eurozone member, a country’s ability to address any budgetary and economic issues may be limited due to the restrictions on public debt, inflation and deficits that are placed on member countries, or due to political or fiscal policy considerations.
Certain countries have required financial assistance from other Eurozone countries and may continue to be dependent on the assistance from others such as the ECB, the International Monetary Fund, or other governments and institutions to address those issues. There is no assurance that such financial assistance will be provided to the same or additional countries in the future. The economic difficulties of a Eurozone country may negatively impact other Eurozone countries and euro-denominated securities that are not directly tied to that country.
As a result of economic difficulties, one or more Eurozone countries might abandon the euro and return to a national currency. The effects of such an event might have significant negative impacts on that country, the rest of the European Union (“EU”), and global markets, including the United States. The abandonment of the euro by any one country would likely have a destabilizing effect on all Eurozone countries and may result in other Eurozone countries returning to a national currency, resulting in further market turmoil. In the event a country abandoned the euro, there may be difficulties determining the valuation of a Fund’s investments in that country. There would also likely be operational difficulties related to the settlement of trades of a Fund’s euro-denominated holdings, including derivatives, in that country, and a Fund’s euro-denominated holdings may be redenominated in another currency. Under such circumstances, investments denominated in euros or redenominated in replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired, and the value of euro-denominated investments may decline significantly and unpredictably.
In addition, if a country were to leave the EU (voluntarily or involuntarily), the effect of such an event has the potential to significantly impact local and/or global markets and economies, as well as trade agreements, regulations and treaties. For example, the Funds may face potential risks associated with the United Kingdom’s withdrawal from the EU and the European Economic Area on January 31, 2020 (commonly known as “Brexit”). Following withdrawal from the EU, the United Kingdom entered into a transition period, during which period EU law continued to apply in the United Kingdom. New EU legislation that took effect before the end of the transition period also applies in the United Kingdom. The transition period ended on December 31, 2020. On December 30, 2020, the EU and United Kingdom signed an agreement on the terms governing certain aspects of the EU’s and the United Kingdom’s relationship following the end of the transition period, the EU-UK Trade and Cooperation Agreement (the “TCA”). Notwithstanding the TCA, following the transition period, there is likely to be considerable uncertainty as to the United Kingdom’s post-transition framework, and in particular as to the arrangements which will apply to the United Kingdom’s relationships with the EU and with other countries, which is continuing to develop to date. This uncertainty may, at any stage, adversely affect the Funds and their investments. There may be detrimental implications for the value of a Fund’s investments and/or its ability to implement its investment program. This may be due to, among other things: increased uncertainty and volatility in the United Kingdom, the EU and other financial markets; fluctuations in asset values; fluctuations in exchange rates; increased illiquidity of investments located, traded or listed within the United Kingdom, the EU or elsewhere; changes in the willingness or ability of financial and other counterparties to enter into transactions or the price and terms on which other counterparties are willing to transact; and/or changes in legal and regulatory regimes to which Fund investments are or become subject. Any of these events, as well as an exit or expulsion of an EU member state other than the United Kingdom from the EU, could negatively impact Fund returns. The ultimate effects of these events and other socio-political or geo-political issues are not known but could profoundly affect global economies and markets.
Passive Foreign Investment Companies (“PFICs”). Certain Funds may invest in the stock of foreign corporations, which may be classified under the Code, as PFICs. In general, a foreign corporation is categorized as a PFIC if either (i) 75% or more of its gross
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income is from passive income (as defined in Section 1297 of the Code), or (ii) 50% or more of the value of its assets either produce or are held for the production of passive income.
PFICs are subject to complicated and strict tax guidelines imposed by the IRS. For additional information, see the “Taxation” section.
Investments in Other Investment Company Securities
The provisions of the 1940 Act may impose certain limitations on a Fund’s investments in other investment companies. Under the 1940 Act, subject to certain exceptions, a Fund (other than the Portfolio Optimization Funds) may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies (the “Fund-of-Funds Limitations”). Such investments may include open-end investment companies, closed-end investment companies, unit investment trusts (“UITs”) and ETFs. These limitations do not apply to investments in securities of companies that are excluded from the definition of an investment company under the 1940 Act, such as hedge funds or private investment funds. The Aristotle Underlying Funds may not invest in securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act. In some instances, a Fund may invest in an investment company, including an unregistered investment company, in excess of these limits. This may occur, for instance, when a Fund invests collateral it receives from loaning its portfolio securities. As the shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses a Fund pays in connection with its own operations.
In addition, pursuant to Rule 12d1-4 under the 1940 Act, a Fund may invest in excess of the Fund-of-Funds Limitations if the Fund and the investment company in which the Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Certain of these conditions do not apply if a Fund is investing in shares issued by affiliated funds, such as the Aristotle Underlying Funds. In addition, a Fund may invest in shares issued by money market funds, including certain unregistered money market funds, in excess of the Fund-of-Funds Limitations. Further, if shares of a Fund are purchased by another fund beyond the Fund-of-Funds Limitations, and the Fund purchases shares of another investment company, the Fund will not be able to make new investments in other funds, including private funds exempt from the definition of “investment company” under the 1940 Act by Sections 3(c)(1) or 3(c)(7) thereof, if, as a result of such investment, more than 10% of the Fund’s assets would be invested in other funds.
Despite the possibility of greater fees and expenses, investments in other investment companies may be attractive for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a Manager desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.
Exchange-Traded Funds (“ETFs”). Individual investments in ETFs generally are not redeemable, but are instead purchased and sold on a secondary market, such as an exchange, similar to a share of common stock. Large quantities of ETFs, also known as “Creation Units,” are redeemable directly from the ETF. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market.
The price of an ETF is based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of the securities held by the ETF. ETFs include, among others, SPDRs, Optimized Portfolios as Listed Securities (“OPALS”) and iShares. ETFs generally acquire and hold securities of all of the companies, or a representative sampling, that are components of a particular index. ETFs may also be actively managed similar to other types of investment companies. Typically, ETFs are intended to provide investment results that, before fees and expenses, generally correspond to the price and yield performance of the target index, and the value of their shares should, under normal circumstances, closely track the value of that index’s underlying component securities. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to exactly match the performance of the index. As a security listed on an exchange and traded in the secondary market, ETF shares may trade at a premium or discount to their NAV, and trading in ETF shares may be suspended or halted by its listing exchange.
Business Development Company (“BDC”). One type of closed-end investment company available for Fund investment is a BDC. BDCs are registered investment vehicles regulated by the 1940 Act. BDCs typically invest in small and medium sized companies which may be privately owned and may not have access to public equity markets for capital raising purposes. BDCs frequently make available managerial assistance to the issuers of such securities.
Investments in BDCs include risks associated with their holdings of smaller issuers and private companies. Generally, public information for BDC holdings is limited and there is a risk that investors may not be able to make fully informed investment decisions. BDC holdings of small and mid-sized companies are speculative, and generally involve a greater risk than established publicly traded companies with larger market capitalization. Companies in their developmental stages may have a shorter history of operations, a more limited ability to raise capital, inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies. Holdings of a BDC may be more adversely affected by economic or market conditions, with greater market volatility risk.
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BDCs may also invest in the debt of a company, which involves risk that the company may default on its payments or declare bankruptcy. Many of the debt investments in which a BDC may invest will not be rated by a credit rating agency and may be non-investment grade quality. Some BDCs invest substantially, or even exclusively, in one sector or industry group. As a result of this concentration, a BDC will be more susceptible to adverse economic, business, regulatory or other developments affecting an industry or group of related industries, which in turn will increase the risk and volatility of a BDC. A BDC with a smaller number of holdings will have greater exposure to those holdings which could increase potential price volatility as compared to other investment companies with a greater number of holdings. A BDC may utilize leverage to gain additional investment exposure. The loss on a leveraged investment may far exceed the principal amount invested, magnifying gains and losses and therefore increase price volatility. The use of leverage may result in a BDC having to liquidate holdings when it may not be advantageous to do so.
Investments in BDCs are also subject to management risk, as managers of BDCs may be entitled to compensation based on the BDC’s performance, which could result in the manager making riskier or more speculative investments in an effort to maximize incentive compensation and receive higher fees. A BDC’s investments are generally less liquid than publicly traded securities and are subject to restrictions on their resale. The illiquidity of a BDC’s holdings may make it difficult for the BDC to sell such investments if the need arises, and thus the BDC may be unable to take advantage of market opportunities or it may be forced to sell illiquid investments at a loss if it is required to raise cash for operations. Some BDCs are listed and trade on an exchange and other BDCs are not traded on an exchange and trade only in private transactions BDCs that are not traded on an exchange may be less liquid. BDC shares may trade at a discount to the BDC’s NAV.
Money Market Funds. A money market fund (also called a money market mutual fund) is an open-end investment company that typically invests in cash, short-term debt securities such as U.S. Treasury bills, repurchase agreements, commercial paper, bank time deposits, certificates of deposits and other cash equivalents. Money market funds in the United States are subject to regulatory limits on the quality, maturity and diversity of their investments. Certain money market funds seek to maintain a stable NAV, usually at $1.00 per share. However, there is no assurance that these money market funds will be successful in maintaining a stable NAV. Certain other money market funds have a NAV that will fluctuate (or “float”) in value. As a result, when a Fund sells the shares of money market funds that it owns, they may be worth more or less than what the Fund originally paid for them. In addition, a money market fund may have the ability to impose liquidity fees or temporary redemption suspensions, thus impacting the liquidity of the fund. It is possible to lose money by investing in money market funds.
Derivatives
Derivatives are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives which are traded on exchanges have standardized contracts and can generally be bought and sold easily, and their market values are determined and published daily. Non-standardized derivatives (such as swap agreements), tend to be more specialized and more complex, and may be harder to value. Derivatives may create leverage, enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures, options on futures, forward currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements and swaptions.
Each Manager may use derivatives for a variety of reasons, including for example, (i) to enhance a Fund’s returns; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect a Fund’s unrealized gains reflected in the value of its portfolio securities, (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) to equitize cash; and/or (vii) to manage the effective maturity or duration of a Fund. In addition, a Fund may receive warrants or other derivatives in connection with corporate actions.
The Managers may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. The use of derivatives to leverage risk also may exaggerate loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of a Manager’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily having had the benefit of observing the performance of the derivative under all possible market conditions. Derivatives are subject to a number of risks described elsewhere in the Prospectuses and this SAI, such as price volatility risk, foreign investment risk, interest rate risk, credit risk, liquidity risk, market risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate well with the security for which it is substituting. Other risks arise from a Fund’s potential inability to terminate or sell its derivatives positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. OTC instruments (investments not traded on the exchange) may be less liquid or illiquid, and transactions in derivatives traded in the OTC are subject to the risk that the counterparty will not meet its obligations.
A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of
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derivatives is a function of numerous variables, including market conditions. There can be no assurance that the use of derivative instruments will benefit the Funds.
Changes in regulation relating to a registered investment company’s use of derivatives could potentially limit or impact the ability of a Fund to invest or remain invested in derivatives and adversely affect the value or performance of derivatives and the Funds. For example, in October 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Under Rule 18f-4, the derivatives exposure of a mutual fund is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Additionally, subject to certain conditions, limited derivatives users (as defined in Rule 18f-4) are not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Compliance with the new rule by the Funds could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. The new rule may limit each Fund’s ability to use derivatives as part of its investment strategy.
AIS, on behalf of each Fund, has claimed an exclusion from the definition of a commodity pool operator under CFTC Regulation 4.5 and, therefore, is not subject to regulation under the Commodity Exchange Act (“CEA”) for these Funds. In order for AIS to claim the exclusion, these Funds are limited in their ability to invest in commodity futures, options on commodities or commodity futures and swaps. To the extent AIS, on behalf of any Fund, becomes no longer eligible to claim an exclusion from CFTC regulation, such Fund may consider steps, such as substantial investment strategy changes, in order to continue to qualify for exclusion from CFTC regulation, or AIS may determine that the Fund will operate subject to CFTC regulation. If a Fund operates subject to CFTC regulation, it may incur additional expenses. If a Fund adopts substantial investment strategy changes, it may affect its performance, as well as its fees and expenses.
Foreign Currency Transactions and Forward Foreign Currency Contracts
Generally, foreign exchange transactions will be conducted on a spot, i.e., cash, basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. This rate, under normal market conditions, differs from the prevailing exchange rate due to the costs of converting from one currency to another. However, a Fund has authority to deal in forward foreign exchange transactions to hedge and manage currency exposure against possible fluctuations in foreign exchange rates, to facilitate the settlement of foreign equity purchases, to exchange one currency for another and, with respect to certain Funds, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. This is accomplished through contractual agreements either (i) to purchase or sell a specified currency at a specified future date and price set at the time of the contract or (ii) whose value is determined by the difference between the spot exchange rate on a specific date in the future and a pre-determined fixing rate. The former type of contract is known as a deliverable forward foreign currency contract and the second is known as a Non-Deliverable Forward Foreign Currency Contract (“NDF”) since no exchange of currencies takes place on settlement but instead a single cash flow is made equal to the market value of the contract. When entering into such contracts, a Fund assumes the credit risk of the counterparty. Dealings in forward foreign exchange transactions may include hedging involving either specific transactions or fund positions. A Fund may purchase and sell forward foreign currency contracts in combination with other transactions in order to gain exposure to an investment in lieu of actually purchasing such investment.
A Fund may enter into forward foreign currency contracts under the following circumstances:
Transaction Hedge. A forward foreign currency contract might be used to hedge: 1) specific receivables or payables of a Fund arising from the purchase or sale of portfolio securities; 2) the redemption of shares of a Fund; or 3) to repatriate dividend or interest payments (collectively a “Transaction Hedge”). A Transaction Hedge will protect against a loss from an adverse change in the currency exchange rates during the period between the date on which the contract is purchased or sold or on which a payment is declared, and the date on which the payments are made or received. A Transaction Hedge may also prevent a Fund from receiving a gain from the appreciation of a foreign currency against a Fund’s base currency. The use of forward contracts establishes a fixed rate to exchange currencies at a future date but does not eliminate the risk of fluctuations in the prices of the underlying securities.
Position Hedge. A forward foreign currency contract might be used to try to “lock in” the U.S. dollar price of the security. A Position Hedge is used to protect against a potential decline of the U.S. dollar against a foreign currency by buying a forward contract on that foreign currency for a fixed U.S. dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency the Manager believes will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities are denominated.
Cross Hedge. If a particular currency is expected to substantially decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s holdings denominated in the currency sold.
Proxy Hedge. The Manager might choose to use a proxy hedge when it is less costly than a direct hedge or when a currency is difficult to hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
There is inherent risk that the above hedge strategies do not fully offset the exposures to currency movements. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the
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date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.
Non-Hedged Exposure. Certain Funds may enter into forward contracts or maintain a net exposure to such contracts, where consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of that Fund’s holdings denominated in or exposed to that foreign currency (or a proxy currency considered to move in correlation with that currency), or exposed to a particular securities market, or futures contracts, options or other derivatives on such holdings.
When a Manager of a Fund believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, that Fund may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of a Fund’s holdings denominated in or exposed to such foreign currency. At or before the maturity of the forward contract to sell, a Fund may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating a Fund to purchase, on the same maturity date, the same amount of the foreign currency.
It is impossible to forecast with absolute precision the market value of securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver.
If a Fund retains the security and engages in an offsetting transaction, a Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, a Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.
A Fund is not required to enter into such transactions with regard to their foreign currency denominated securities and will not do so unless deemed appropriate by its Manager. It also should be realized that this method of protecting the value of a Fund’s holdings in securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result from the value of such currency increase.
Although a Fund values its shares in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Additionally, a Fund may be unable to convert currency due to foreign exchange regulations.
Options
Purchasing and Writing Options on Securities. A Fund may purchase and sell (write) (i) both put and call options on debt or other securities in standardized contracts traded on national securities exchanges, boards of trade, similar entities, or for which an established OTC market exists; and (ii) agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held in a Fund will enable a Fund to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Fund will continue to receive interest income on such security.
A Fund may purchase call options on securities to protect against substantial increases in prices of securities a Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may also allow options to expire unexercised.
In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Fund may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security
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against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.
Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price that it is willing to pay. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price. A Fund may effect closing transactions with respect to put options that were previously written.
Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.
A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
A Fund may write covered straddles and/or strangles consisting of a combination of a call and a put written on the same underlying security.
Purchasing and Writing Options on Stock Indices. A stock index is a method of reflecting in a single number the market values of many different stocks or, in the case of value weighted indices that take into account prices of component stocks and the number of shares outstanding, the market values of many different companies. Stock indices are compiled and published by various sources, including securities exchanges. An index may be designed to be representative of the stock market as a whole, of a broad market sector (e.g., industrials), or of a particular industry (e.g., electronics). An index may be based on the prices of all, or only a sample, of the stocks whose value it is intended to represent.
A stock index is ordinarily expressed in relation to a “base” established when the index was originated. The base may be adjusted from time to time to reflect, for example, capitalization changes affecting component stocks. In addition, stocks may from time to time be dropped from or added to an index group. These changes are within the discretion of the publisher of the index.
Different stock indices are calculated in different ways. Often the market prices of the stocks in the index group are “value weighted;” that is, in calculating the index level, the market price of each component stock is multiplied by the number of shares outstanding. Because of this method of calculation, changes in the stock prices of larger corporations will generally have a greater influence on the level of a value weighted (or sometimes referred to as a capitalization weighted) index than price changes affecting smaller corporations.
In general, index options are very similar to stock options, and are basically traded in the same manner. However, when an index option is exercised, the exercise is settled by the payment of cash — not by the delivery of stock. The assigned writer of a stock option is obligated to pay the exercising holder cash in an amount equal to the difference (expressed in dollars) between the closing level of the underlying index on the exercise date and the exercise price of the option, multiplied by a specified index multiplier. A multiplier of 100, for example, means that a one-point difference will yield $100. Like other options listed on United States securities exchanges, index options are issued by the Options Clearing Corporation (“OCC”).
Gains or losses on a Fund’s transactions in securities index options depend primarily on price movements in the stock market generally (or, for narrow market indices, in a particular industry or segment of the market) rather than the price movements of individual securities held by a Fund. A Fund may sell securities index options prior to expiration in order to close out its positions in stock index options which it has purchased. A Fund may also allow options to expire unexercised.
Risks of Options Transactions. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option it had purchased on a security, it would have to exercise the option to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option it had written on a security, it would not be able to sell the
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underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased by a Fund, a Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased.
With respect to index options, current index levels will ordinarily continue to be reported even when trading is interrupted in some or all of the stocks in an index group. In that event, the reported index levels will be based on the current market prices of those stocks that are still being traded (if any) and the last reported prices for those stocks that are not currently trading. As a result, reported index levels may at times be based on non-current price information with respect to some or even all of the stocks in an index group. Exchange rules permit (and in some instances require) the trading of index options to be halted when the current value of the underlying index is unavailable or when trading is halted in stocks that account for more than a specified percentage of the value of the underlying index. In addition, as with other types of options, an exchange may halt the trading of index options whenever it considers such action to be appropriate in the interests of maintaining a fair and orderly market and protecting investors. If a trading halt occurs, whether for these or for other reasons, holders of index options may be unable to close out their positions and the options may expire worthless.
Spread Transactions. Spread transactions are not generally exchange listed or traded. Spread transactions may occur in the form of options, futures, forwards or swap transactions. The purchase of a spread transaction gives a Fund the right to sell or receive a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. The risk to a Fund in purchasing spread transactions is the cost of the premium paid for the spread transaction and any transaction costs. The sale of a spread transaction obligates a Fund to purchase or deliver a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. In addition, there is no assurance that closing transactions will be available. The purchase and sale of spread transactions will be used in furtherance of a Fund’s investment goal and to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread transaction. The Trust does not consider a security covered by a spread transaction to be “pledged” as that term is used in the Fund’s policy limiting the pledging or mortgaging of its assets. The sale of spread transactions will be “covered” or “secured” as described in the “Options,” “Options on Foreign Currencies,” “Futures Contracts and Options on Futures Contracts,” and “Swap Agreements and Options on Swap Agreements” sections.
Yield Curve Options
A Fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.
A Fund may purchase or sell (write) yield curve options for the same purposes as other options on securities. For example, a Fund may purchase a call option on the yield spread between two securities if the Fund owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A Fund may also purchase or write yield curve options in an effort to increase current income if, in the judgment of the Manager, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent that was not anticipated. Yield curve options are traded OTC, and established trading markets for these options may not exist.
Options on Foreign Currencies
Funds may purchase and sell options on foreign currencies for hedging purposes and, with respect to certain Funds as described in the Prospectuses to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another, in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its fund.
Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require the Fund to forgo a portion or all of the benefits of advantageous changes in those rates.
A Fund may write options on foreign currencies for hedging purposes and, with respect to certain Funds as described in the Prospectuses to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to
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another. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.
Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.
A Fund may write covered call and put options on foreign currencies. A Fund also may write call options on foreign currencies for cross-hedging purposes where the Fund does not hold the underlying currency (a “naked” option). A written call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option.
Foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.
In addition, options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.
Futures Contracts and Options on Futures Contracts
A futures contract is an agreement that obligates a purchaser to take delivery and a seller to make delivery of a specified quantity of a security or commodity at a specified price at a future date. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund’s exposure to positive and negative market price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction opposite to the purchase price of the underlying instrument.
If a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit a specified amount of cash or U.S. government securities (“initial margin”) with a futures broker, known as a futures commission merchant (“FCM”) or its custodian for the benefit of the FCM. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the FCM of the amount one would owe the other if the futures contract expired that day. In computing daily NAV, each Fund will mark-to-market its open futures positions.
A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.
Although some futures contracts call for making or taking delivery of the underlying instruments, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.
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Futures on Securities. A futures contract on a security is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of a security at a specified price at a future date.
If a Fund buys a futures contract to gain exposure to securities, the Fund is exposed to the risk of change in the value of the futures contract, which may be caused by a change in the value of the underlying securities.
Interest Rate Futures. An interest rate futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) at a specified price at a future date. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred. A public market exists in futures contracts covering various financial instruments including U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, three-month U.S. Treasury bills, 90-day commercial paper, bank certificates of deposit, and Eurodollar certificates of deposit.
As a hedging strategy a Fund might employ, a Fund may purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can invest in such securities in an orderly manner or because short-term yields are higher than long-term yields. Such purchase would enable a Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which a Fund intended to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by a Fund or avoided by taking delivery of the debt securities under the futures contract.
A Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Fund would be substantially offset by the ability of a Fund to repurchase at a lower price the interest rate futures contract previously sold. While a Fund could sell the long-term debt security and invest in a short-term security, ordinarily a Fund would give up income on its investment, since long-term rates normally exceed short-term rates.
Stock Index Futures. A stock index is a method of reflecting in a single number the market values of many different securities or, in the case of capitalization weighted indices that take into account both security prices and the number of shares outstanding, many different companies. An index fluctuates generally with changes in the market values of the securities so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold. No physical delivery of the underlying securities in the index is made.
A Fund may engage in transactions in stock index futures contracts in an effort to protect it against a decline in the value of a Fund’s securities or an increase in the price of securities that a Fund intends to acquire or to gain exposure to an index (equitize cash). For example, a Fund may sell stock index futures to protect against a market decline in an attempt to offset partially or wholly a decrease in the market value of securities that the Fund intends to sell. Similarly, to protect against a market advance when a Fund is not fully invested in the securities market, a Fund may purchase stock index futures that may partly or entirely offset increases in the cost of securities that a Fund intends to purchase.
Currency Futures. A Fund may seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign currency transactions except that futures are standardized, exchange-traded contracts. Currency futures involve substantial currency risk and leverage risk.
Futures Options. Futures options possess many of the same characteristics as options on securities. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.
Options on stock index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the stock index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. During the option period, the covered call writer (seller) has given up the opportunity to profit from a price increase in the underlying securities above the exercise price. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.
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Options on Currency Futures. A Fund may seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Fund may engage in transactions in options on currencies either on exchanges or OTC markets. Currency futures involve substantial currency risk and may also involve credit, leverage and liquidity risk.
A Fund may write covered straddles and/or strangles consisting of a combination of a call and a put written on the same underlying futures contract.
The Funds reserve the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities. If other types of options, futures contracts, or futures options are traded in the future, a Fund may also use such investment techniques, provided that the Trust’s Board determines that their use is consistent with a Fund’s investment goal.
Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contracts. While a Fund’s hedging transactions may protect a Fund against adverse movements in the general level of interest rates or stock or currency prices, such transactions could also preclude the opportunity to benefit from favorable movements in the level of interest rates or stock or currency prices. A hedging transaction may not correlate perfectly with price movements in the assets being hedged, causing the hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the fund securities being hedged and the instruments underlying the hedging vehicle in such respects as interest rate levels, maturities, conditions affecting particular industries, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
The price of futures contracts may not correlate perfectly with movement in the underlying security or stock index, due to certain market distortions. This might result from decisions by a significant number of market participants holding stock index futures positions to close out their futures contracts through offsetting transactions rather than to make additional margin deposits. Also, increased participation by speculators in the futures market may cause temporary price distortions. These factors may increase the difficulty of effecting a fully successful hedging transaction, particularly over a short time frame. With respect to a stock index futures contract, the price of stock index futures might increase, reflecting a general advance in the market price of the index’s component securities, while some or all of the fund securities might decline. If a Fund had hedged its fund against a possible decline in the market with a position in futures contracts on an index, it might experience a loss on its futures position until it could be closed out, while not experiencing an increase in the value of its fund securities. If a hedging transaction is not successful, a Fund might experience losses which it would not have incurred if it had not established futures positions. Similar risk considerations apply to the use of interest rate and other futures contracts.
An incorrect correlation could result in a loss on both the hedged assets in a Fund and/or the hedging vehicle, so that the Fund’s return might have been better had hedging not been attempted. There can be no assurance that an appropriate hedging instrument will be available when sought by a Manager.
There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached on a particular futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. In addition, certain of these instruments are relatively new and lack a deep secondary market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.
Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the CEA, the CFTC’s regulations, and the rules of the National Futures Association (“NFA”) and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by NFA or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protection as funds received in respect of transactions on United States futures exchanges. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or the Fund could incur losses as a result of changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges or boards of trade and those that are not.
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There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. There can be no assurance that an active secondary market will develop or continue to exist.
Foreign Currency Futures and Options Thereon
Foreign currency futures are contracts for the purchase or sale for future delivery of foreign currencies which may also be engaged in for cross-hedging purposes. Cross-hedging involves the sale of a futures contract on one foreign currency to hedge against changes in exchange rates for a different (proxy) currency if there is an established historical pattern of correlation between the two currencies. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a Fund’s securities or adversely affect the prices of securities that the Fund has purchased or intends to purchase at a later date and, with respect to certain Funds as described in the Prospectuses to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The successful use of foreign currency futures will usually depend on the Manager’s ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.
Swap Agreements and Options on Swap Agreements
OTC swap agreements are privately negotiated derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). Certain swap agreements, such as interest rate swaps, are traded on exchanges and cleared through central clearing counterparties. The underlying reference for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, credit of an issuer, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as the Prime Rate. Total return swaps (on an individual basis and/or a “basket” of swaps) may be used to gain exposure to the return of a reference asset, such as an index. In a total return swap, a Fund typically would pay a set rate or a financing cost, which is normally based on a floating rate, in exchange for the return of a particular reference asset. Inflation swaps may be used to transfer inflation-related exposure. In an inflation swap, a Fund typically would pay a financing cost, which is normally based on a floating rate, and in exchange the Fund would receive a specified rate of inflation. In a volatility swap, a Fund receives or makes payments based on the measured variance (or square of volatility) of an underlying reference instrument over a specified period of time (typically above or below a level agreed to by the parties), for the purposes of taking positions and/or hedging risk.
In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. A Fund may engage in simple or more complex swap transactions involving a wide variety of underlying reference assets for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.
Credit default swaps (“CDS”) involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security (or group of securities or index). CDS give one party to a transaction (the buyer of the CDS) the right to dispose of an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events.
A Fund may enter into CDS, as a buyer or a seller. CDS are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Selling CDS (i.e., selling protection) increases credit exposure; purchasing CDS (i.e., buying protection) decreases credit exposure. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller generally pays the buyer the full notional value (par value) of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. CDS involve additional risks than if a Fund invests in the underlying directly.
For purposes of applying the Funds’ investment strategies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a CDS or total return swap, however, in applying certain of the Funds’ investment policies and restrictions the Fund will generally value these swaps at their notional value or their full exposure value (i.e., the sum of the notional amount for the contract plus the market value; market value for a swap is the current gain
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or loss of the contract). For purposes of applying certain of the Funds’ other investment policies and restrictions, the Funds may value the credit default or total return swap at market value. For example, a Fund may value a CDS at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the CDS agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the CDS.
To the extent that a Fund uses derivatives or engages in other transactions that involve leverage or potential leverage, such as swaps, under current regulatory requirements the Fund must segregate cash, U.S. government securities and/or other liquid securities marked-to-market daily (including any margin). For interest rate swaps, swaps where the underlying reference asset will not be delivered and swaps that are cash settled, the amount required to be segregated will generally be the market value of the swap. For swaps where the underlying reference asset will be delivered and for certain swaps such as CDS (when the Fund is selling credit protection), the amount required to be segregated will be valued at the notional amount or its full exposure value. Swap agreements may include, but are not limited to: (i) “currency exchange rate,” which involves the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies; (ii) “interest rate,” which involves the exchange by a Fund with another party of their respective commitments to pay or receive interest; (iii) “interest rate index,” which involves the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices; and other interest rate swap arrangements such as: (i) “caps,” under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (ii) “floors,” under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a certain level, or “floor”; and (iii) “collars,” under which one party sells a cap and purchases a floor or vice-versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; (iv) “credit default,” which involves an agreement of a Fund to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party in return for a periodic stream of payments over the term of the contract provided that no event of default has occurred; (v) “total return,” which involves the exchange by a Fund with another party of their respective commitments and the total return side is based on the total return of an equity or debt instrument or loan, or index thereon, with a life longer than the swap; and (vi) “volatility,” which involves the exchange by a Fund with another party of their respective rights to make or receive payments based on the volatility of an underlying reference instrument. As the seller of a swap, the Fund would be subject to investment exposure on the notional amount of the swap.
Risks of Swap Agreements. The use of interest rate, mortgage, credit, currency, volatility and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and/or currency exchange rates, or in its evaluation of the creditworthiness of swap counterparties and the issuers of the underlying assets, the investment performance of a Fund would be less favorable than it would have been if these investment techniques were not used. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. It may not be possible to enter into a reverse swap or close out a swap position prior to its original maturity and, therefore, a Fund may bear the risk of such position until its maturity. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be rated investment grade). Certain tax considerations may limit a Fund’s ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. There is always the risk that these investments could reduce returns or increase a Fund’s volatility.
Structured Investments and Hybrid Instruments
Structured investments, including hybrid instruments, are instruments whose principal amount, amount payable upon maturity or interest rate is tied (positively or negatively) to the value of an index, interest rate, commodity, currency or other economic factor, or assets including, equity or debt securities, currencies, commodities, and loans (each a “benchmark”). Structured investments may combine the characteristics of securities, futures, and options. The interest rate or (unlike most debt securities) the amount payable at maturity of a structured investment may be increased or decreased, depending on changes in the value of the benchmark, although a structured investment may also be structured so that the issuer is not required to pay interest if the benchmark rises or falls to a certain level. Structured investments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured investments include a wide variety of investments, including credit-linked securities, structured notes, indexed securities, commodity-linked notes and CBOs, CLOs and other CDOs. Structured investments include potentially high-risk derivatives.
The risks presented by structured investments may include market and regulatory risk, price volatility risk, credit risk, derivatives risk, liquidity risk and currency risk, in addition to the risks associated with the benchmark. The value of a structured investment or its interest rate may be a multiple of a benchmark and, as a result, the structured investment may be leveraged and change in value (up or down) in a greater amount and more rapidly than the benchmark. A benchmark may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured investment. Under certain conditions, the amount payable upon maturity of a structured investment could be zero. Thus, an investment in a structured investment may entail significant risks that are not associated with an investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of a structured investment also
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exposes a Fund to the credit risk of the issuer of the structured investment. Structured investments may be subordinated or unsubordinated with respect to other classes of the issuer’s securities. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated investments. Structured investments may also be more difficult to accurately price than less complex securities. Structured investments generally are individually negotiated agreements and are typically sold in private placement transactions; thus, there may not be an active trading market for a structured investment held by a Fund and it may be difficult for the Fund to sell a structured investment.
A structured investment may be structured by depositing specified instruments (such as commercial bank loans) into an entity such as a corporation or trust that issues one or more classes of securities backed by, or representing interest in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the securities issued to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions. Amounts payable by such securities, and the value of such securities, will be dependent on the cash flow or value of the underlying instruments. Structured investments created by depositing securities in a corporation or trust typically involve no credit enhancement and their credit risk generally will be linked to that of the underlying instruments.
Certain issuers of structured instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as CDS, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. A Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more CDS, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the trust. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.
Commodity-Linked Notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked structured products that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator.
Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Fund invests in these notes and securities, however, it analyzes these notes and securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk. Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Master Limited Partnerships (“MLPs”)
MLPs are limited partnerships in which ownership units are publicly traded. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners, such as a Fund that invests in an MLP, are not involved in the day-to-day management of the MLP. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the MLP. There may be fewer
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investor protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among limited partners and the general partner of an MLP. Holders of units of an MLP are allocated income and capital gains in accordance with the terms of the partnership agreement. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to abrupt or erratic price movements.
Warrants and Rights
Warrants or rights may be acquired as part of a unit, attached to securities at the time of purchase; or acquired in connection with a corporate action without limitation and may be deemed to be with or without value. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. If the market price of the underlying security does not exceed the exercise price of the warrant plus the cost thereof before the expiration date, a Fund could sustain losses on transactions in warrants that would require the Fund to forgo a portion or all of the benefits of advantageous change in the market price of the underlying security.
Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise.
Voluntary Actions
From time to time, a Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements) where an issuer or counterparty offers securities or instruments to its holders or counterparties, such as a Fund, and the acquisition is determined by the Manager to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed within the Prospectuses or SAI, or any percentage investment limitation of the 1940 Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and a Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, after announcement of the offering but prior to the receipt of the securities or instruments, a Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.
Roll Transactions
A Fund may engage in roll-timing strategies where the Fund seeks to extend the expiration or maturity of a position, such as a forward contract, futures contract or a TBA Transaction, on an underlying asset by closing out the position before expiration and contemporaneously opening a new position with respect to the same underlying asset that has substantially similar terms except for a later expiration date. Such “rolls” enable the Fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset. Similarly, as certain standardized swap agreements transition from OTC trading to mandatory exchange-trading and clearing due to the implementation of Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) regulatory requirements, a Fund may “roll” an existing OTC swap agreement by closing out the position before expiration and contemporaneously entering into a new exchange-traded and cleared swap agreement on the same underlying asset with substantially similar terms except for a later expiration date. These types of new positions opened contemporaneous with the closing of an existing position on the same underlying asset with substantially similar terms are collectively referred to as “Roll Transactions.”
Indirect Exposure to Cryptocurrencies Risk
Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets that are designed to act as a medium of exchange. Although the Funds have no current intention of directly investing in cryptocurrencies, a Fund may have indirect exposure to cryptocurrencies by investing in the securities of companies that provide technology or services which support a digital exchange or payment network (such as banks, payment service providers, or other financial services companies), provide technology which can be used in the mining of Bitcoin (such as manufacturers of graphics processing units) or hold cryptocurrency assets on their balance sheet (including publicly traded operating companies in unrelated industries). A Fund may also invest in securities of issuers which provide cryptocurrency-related services.
Cryptocurrencies (some of the most well-known include Bitcoin, Dogecoin and Ethereum) are not backed by any government, corporation, or other identified body. Trading markets for cryptocurrencies are often unregulated and may be more exposed to operational or technical issues as well as the potential for fraud or manipulation than established, regulated exchanges for securities, derivatives and traditional currencies.
Cryptocurrencies have been subject to significant fluctuations in value. The value of a cryptocurrency may significantly fluctuate precipitously (including declining to zero) and unpredictably for a variety of reasons, including, but not limited to: investor perceptions and expectations; regulatory changes; general economic conditions; adoption and use in the retail and commercial marketplace; public opinion regarding the environmental impact of the creation (“minting” or “mining”) of cryptocurrency;
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confidence in, and the maintenance and development of, its network and open-source software protocols such as blockchain for ensuring the integrity of cryptocurrency transactional data; and general risks tied to the use of information technologies, including cybersecurity risks.
Cybersecurity Risk
The use of technology is prevalent in the financial industry, including the Funds’ management and operations. As a result, the Funds are susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, manipulation of, or unauthorized access to, confidential or restricted data relating to the Funds or shareholders, and the compromise, delay or failure of systems, networks, devices and applications relating to Fund operations, such as systems used to enter trades for the Funds’ investments, accounting and valuation systems, or compliance testing systems used to monitor the Funds’ investments. A cybersecurity breach may result in financial losses to the Funds and shareholders; the inability of the Funds to timely process transactions or conduct trades; delays or mistakes in materials provided to shareholders; errors or delays in the calculation of Funds’ NAVs; violations of privacy and other laws (including those related to identity theft); regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. In addition, the foregoing risks may adversely impact the Adviser, Managers, the Distributor and other service providers to the Funds, as well as financial intermediaries and parties with which the Funds do business, which in turn could result in losses to the Funds and shareholders and disruptions to the conduct of business between the Funds, shareholders, the Funds’ service providers and/or financial intermediaries.
While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, particularly because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact.
Operational Risk and Business Continuity Plan
The Adviser, its affiliates and/or the Trust’s material service providers may experience business disruptions that could negatively impact their ability to provide services to a Fund. While the Adviser maintains a Business Continuity Plan (“BCP”) and has processes in place that are designed to minimize the disruption of normal business operations in the event of an adverse incident, there are inherent limitations in such plans and processes, including the possibility that certain systems and/or recovery processes do not work as intended. In addition, the Adviser and its affiliates do not control the operational systems or functions of the Trust’s third-party service providers. While the BCP is routinely tested and monitored, under certain circumstances the Adviser, its affiliates, and/or service providers to the Trust could be prevented or hindered from providing essential services to the Trust for extended periods of time. These disruptions could significantly impact the Trust’s business operations including, but not limited to, interfering with the ability to process shareholder transactions, trade or value portfolio holdings and/or timely calculate a Fund’s NAV.
Geopolitical, Social and Economic Risk
Geopolitical, social, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest, and tariff regimes and trade wars) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Funds and the issuers in which they invest are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.
Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less or different governmental regulation and supervision of the securities markets and market participants and increased, decreased or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.
For example, in early 2020, a novel coronavirus and related respiratory disease (COVID-19) spread rapidly across the world, including to the United States. The coronavirus outbreak resulted in, among other consequences, the closing of borders, the imposition of travel restrictions, enhanced health screenings, the need for accelerated acute healthcare service preparation and delivery, disruptions and delays in healthcare services, quarantines and “shelter at home” orders, restrictions on gatherings of people, event and service cancellations, business closures, disruptions to supply chains and customer activity, lower consumer demand, as well as general heightened uncertainty. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and
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unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. In addition, U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank in which the Funds or issuer have an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line of credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.
Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact a Fund’s investments, it is clear that these types of events will impact the Fund and the issuers in which such Fund invests. The government response to these events, including emergency health measures, welfare benefit programs, fiscal stimulus, industry support programs, and measures that impact interest rates, among other responses, is also a factor that may impact the financial markets and the value of a Fund’s holdings. The issuers in which a Fund invests could be significantly impacted by emerging events and uncertainty of this type. A Fund will also be negatively affected if the operations and effectiveness of the Fund or its key service providers are compromised or if necessary or beneficial systems and processes are disrupted.
Foreign countries, companies, or individuals may become subject to economic sanctions or other government restrictions, which may negatively impact the value or liquidity of a Fund’s investments, and could impair such Fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sanctions and similar measures could result in downgrades in credit ratings of the sanctioned country or companies located in or economically exposed to the sanctioned country or company, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. The Funds may be prohibited from investing in securities issued by companies subject to such restrictions, and sanctions or other similar measures could significantly delay or prevent the settlement of securities transactions. For example, in 2020, the U.S. government imposed sanctions generally prohibiting U.S. investors from directly or indirectly purchasing or otherwise gaining exposure to certain securities identified as having ties to China’s military and related industries. In 2022, because of ongoing regional armed conflict in Europe, many countries around the world, including the United States, imposed sanctions on Russia. Such sanctions have included, among others, freezing the assets of particular entities and persons, and banning Russia from global payment systems that facilitate cross-border payments. These sanctions and similar measures could result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of instruments in which the Funds invest. These and potential similar future sanctions may limit the potential universe of securities in which the Funds may invest, may require the Fund to freeze or divest its existing investments in a company that becomes subject to such restrictions, and may negatively impact investment performance of the Funds.
The U.S. government has indicated its intent to alter its approach to international trade policy and, in some cases, to renegotiate or potentially terminate certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Other countries, including Mexico, have threatened retaliatory tariffs on certain U.S. products.
Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of a Fund and its investments. Trade policy may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which a Fund invests and other adverse impacts on the Fund’s overall performance.
Regulatory and Legal Risk
The regulation of investments, investment companies, and investment advisers is an evolving area of law and is subject to modification by governmental and judicial actions. It is not possible to determine the full extent of the impact of any new laws, regulations or initiatives that may be proposed, or whether any such proposals will become law. Compliance with any new laws or regulations could be difficult, increase the fees and expenses for a Fund, and may impact the manner in which a Fund conducts business, the investment performance of a Fund, and/or the viability of a Fund. Furthermore, new laws or regulations may subject the Trust, a Fund and/or shareholders to increased taxes or other costs.
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INVESTMENT RESTRICTIONS
Fundamental Investment Restrictions
The following investment restrictions of the Funds are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. The vote of a majority of the outstanding voting securities of a Fund means the vote, at an annual or special meeting of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of such Fund, whichever is the less. Under these restrictions, a Fund:
(i) may not invest in a security if, as a result of such investment, 25% or more of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities or repurchase agreements with respect thereto);
(ii) may purchase or sell real estate to the extent permitted by applicable law;
(iii) may borrow money and issue senior securities to the extent permitted by applicable law;
(iv) may make loans to the extent permitted by applicable law; and
(v) may underwrite securities to the extent permitted by applicable law.
Non-Fundamental Summaries of Current Legal Requirements and Interpretations Related to Certain Fundamental Investment Restrictions
This section summarizes current legal requirements and interpretations applicable to the Funds with respect to certain of the fundamental investment restrictions listed above. The current legal requirements and interpretations are subject to change at any time, and this section may be revised at any time to reflect changes in legal requirements or interpretations, or to further clarify existing requirements or interpretations. No part of this section constitutes a fundamental policy or a part of any of the above fundamental investment restrictions. The discussion in this section provides summary information only and is not a comprehensive discussion. It does not constitute legal advice. Investors who are interested in obtaining additional detail about these requirements and interpretations should consult their own counsel.
With respect to fundamental investment restriction (i): For purposes of complying with this restriction, each Fund, in consultation with its Manager, utilizes its own industry classifications. In addition, Government-issued mortgage-related securities, including CMOs, are considered government securities. Further, for purposes of complying with fundamental investment restriction (i), the Portfolio Optimization Funds will consider the concentration of the Underlying Funds and will not consider securities of other investment companies as a separate industry; the Portfolio Optimization Funds have a policy to not concentrate their investments in any particular industry.
With respect to fundamental investment restriction (ii): Without limiting the generality of restriction (ii), a Fund may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein and may hold for prompt sale and sell real estate or interests in real estate acquired through the forfeiture of collateral securing loans or debt securities held by it.
With respect to fundamental restriction (iv): Investments in loan participations and assignments are considered to be debt obligations and are therefore permissible investments for a Fund.
With respect to fundamental investment restriction (v): Currently, under the 1940 Act and other federal securities laws, a fund is considered an “underwriter” if the fund participates in the public distribution of securities of other issuers, which involves purchasing the securities from an issuer with the intention of reselling the securities to the public. A fund that purchases securities in a private transaction for investment purposes and later sells those securities to institutional investors in a restricted sale could, under one view, technically be considered to be an underwriter of those securities. Under current legal requirements, fundamental investment restriction (v) permits a Fund to sell securities in this circumstance.
Non-Fundamental Investment Restrictions
AIS may, in consultation with the relevant Manager, revise investment restrictions that are non-fundamental policies of a Fund. The following non-fundamental investment restrictions apply to all Funds, unless otherwise stated:
1. A Fund may not purchase illiquid investments or repurchase agreements maturing in more than seven days if as a result of such purchase, more than 15% of the Fund’s net assets would be invested in such securities.
2. A Fund may not purchase or sell commodities or commodities contracts, except subject to restrictions described in the Prospectuses and in this SAI that: (a) each Fund may engage in futures contracts and options on futures contracts; and (b) each Fund may enter into forward contracts including forward foreign currency contracts.
3. If a Fund has a policy on investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a manner consistent with its name, it will provide at least 60 days prior written notice of any change to such policy.
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4. A Fund which serves as an Aristotle Underlying Fund for a fund-of-funds (such as the Portfolio Optimization Funds) will not invest in securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, or any successor provisions.
Unless otherwise specifically stated in a Fund’s Prospectus or above, each Fund’s investment restriction will apply only at the time of investment (and subsequent fluctuations in the value of Fund securities or the sale of Fund securities will not result in a violation of the restriction). The foregoing does not apply to borrowings. For purposes of restriction 2 above, an option on a foreign currency shall not be considered a commodity or commodity contract. Restriction 3 above refers to investment policies that are in place because of the name of the particular Fund as described in a Fund’s Prospectus (“Name Test Policy”). The Name Test Policy applies at the time the Fund invests its assets. A new Fund will be permitted to comply with the Name Test Policy within six months after commencing operations.
REQUIRED THIRD-PARTY DISCLAIMERS
MSCI
With respect to the Composite Benchmarks for the Portfolio Optimization Funds, these blended returns are calculated by the Trust using end of day index level values licensed from MSCI Inc. (“MSCI Data”) and others. For the avoidance of doubt, MSCI Inc. is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards.
MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI Inc. does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.
All third-party trademarks and service marks belong to their respective owners.
ORGANIZATION AND MANAGEMENT OF THE TRUST
The Trust is a Delaware statutory trust organized on November 29, 2022 and consists of 19 Funds. The assets of each Fund are segregated, and your interest is limited to the Fund in which you invest. The full legal name of the Trust is “Aristotle Funds Series Trust,” and may also be referred to as “Aristotle Funds” or the “Trust.”
Management Information
The business and affairs of the Trust are managed under the direction of the Board under the Trust’s Declaration of Trust. Trustees who are not deemed to be “interested persons” of the Trust (as defined in the 1940 Act) are referred to as “Independent Trustees.” Certain Trustees and officers are deemed to be “interested persons” of the Trust and thus are referred to as “Interested Persons” because of their positions with the AIS and/or a Manager or their affiliates. The Trustees and officers of the Trust and their principal occupations during the past five years as well, as certain additional occupational information, are shown below. The address of each Trustee and officer is c/o Aristotle Funds, 11100 Santa Monica Blvd., Suite 1700, Los Angeles, CA 90025. None of the Trustees hold directorships in companies that file periodic reports with the SEC or in other investment companies, other than those listed below.
I. Trustees
The following table sets out the Trustees of the Trust, their principal occupations and other trusteeships held during the last five years, and certain other information.
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Name and Year of Birth	Position(s) with the Trust	Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) and Other Trusteeships Held During Past 5 Years	Number of Funds in Fund Complex Overseen
Independent Trustees
Joseph Chi 1966	Trustee	2022 to present	Head of Responsible Investment of Dimensional Fund Advisors (2019 to 2021) Vice President and Senior Portfolio Manager, Dimensional Fund Advisors (March 2019 to October 2019) Chair of Investment Committee and Co-Head of Portfolio Management, Dimensional Fund Advisors (2012 to March 2019).	19
Wendy Greuel 1961	Trustee	2022 to present	National Advisor of Manatt, Phelps & Phillips LLP (May 2023 to Present) Director, Fisker Inc. (2020 to Present) Executive in Residence and Strategic Advisor, California State University, Northridge, David Nazarian College of Business and Economics (2016 to Present) Consultant and Vice Chairperson, Discovery Cube Los Angeles, Discovery Cube Los Angeles (2014 to Present)	19
Warren A. Henderson 1949	Trustee (Chair)	2022 to present	Advisory Board Member, Intercontinental Real Estate Corporation (2003 to Present) President, Mosaic Global Partners (2002 to Present) President, Mosaic Investment Advisors (2002 to Present)	19
Dennis R. Sugino 1952	Trustee	2022 to present	Founder, Kansa Advisory, LLC (2017 to Present)	19
Interested Trustee
Richard Schweitzer 1964	Trustee and President	2022 to present	Chief Financial Officer and Chief Operating Officer of Aristotle Capital Management, LLC (July 2011 to Present)	19

1    A Trustee serves until he or she resigns, retires, or his or her successor has been duly elected and qualified.
2    Under the terms of the Board’s retirement policy, the current Trustees shall retire at the end of the calendar year in which he or she reaches the age of 77.
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II. Trust Officers
The following table sets out the officers of the Trust (other than those listed above), their principal occupations during the last five years, and certain other information.

Name and Year of Birth	Position(s) with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Joanne Chyun 1978	Assistant Treasurer and Vice President	2023 to Present
Controller of APC Asset Development I, LP and APC Asset Development II, LP
(December 2023 to Present)
Senior Vice President of Aristotle Pacific Capital, LLC and Aristotle Investment Services, LLC
(April 2023 to Present)
Director of Pacific Asset Management LLC
(March 2018 to April 2023)

Thomas J. Fuccillo 1968	Chief Compliance Officer, Chief Legal Officer and Vice President	2023 to Present
Managing Director and Chief Legal Officer of Aristotle Investment Services, LLC
(January 2023 to Present)

Senior Attorney, Ropes & Gray LLP (law firm)
(May 2022 to December 2022)

President and Chief Executive Officer of the AllianzGI Funds Complex
(2016 to 2021)

Trustee of the AllianzGI Funds Complex
(2019 to 2021)

Head of Funds Legal of Allianz Global Investors U.S. Holdings LLC
(2008 to 2019)

Carl G. Gee 1990	Assistant Secretary and Vice President	2024 to Present
Counsel, Aristotle Pacific Capital, LLC (2024-present)

Counsel, APC Asset Development I, LP and APC Asset Development II, LP (2024-present)

Vice President, Counsel, U.S. Bank (2024-2024); Assistant Vice President, Counsel, U.S. Bank (2016-2024)

Vice President and Secretary, Professionally Managed Portfolios (PMP) (2020-2024)

1 The officers serve at the pleasure of the Trustees or until their successors have been duly elected and qualified.
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Joseph Lallande 1970	Secretary and Vice President	2023 to Present
General Counsel of APC Asset Development I, LP and APC Asset Development II, LP
(December 2023 to Present)
General Counsel of Aristotle Pacific Capital, LLC and Deputy Chief Legal Officer of Aristotle Investment Services, LLC
(April 2023 to Present)
Assistant Vice President and Assistant General Counsel of Pacific Life Insurance Company
(September 2010 to April 2023)

Chief Operating Officer, President and Assistant Secretary of Pacific Global ETF Trust
(October 2020 to June 2022)

Vice President and Assistant Secretary of Pacific Global ETF Trust
(July 2018 to October 2020)

Legal Counsel of Pacific Global Advisors LLC
(June 2018 to December 2021)

Joshua B. Schwab 1981	Treasurer and Vice President	2022 to Present
Chief Financial Officer and Chief Operating Officer of APC Asset Development I, LP and APC Asset Development II, LP
(November 2023 to Present)
Chief Financial Officer/Chief Operating Officer of Aristotle Pacific Capital, LLC and Chief Financial Officer of Aristotle Investment Services, LLC
(April 2023 to Present)
Assistant Vice President, Finance of Pacific Select Distributors, LLC
(January 2022 to Present)

Assistant Vice President of Pacific Asset Management LLC
(December 2019 to April 2023)

Vice President, Treasurer and Principal Financial Officer of Pacific Global ETF Trust
(December 2018 to June 2022)

Managing Director of Pacific Global Advisors LLC
(June 2018 to December 2021)

Assistant Vice President of Pacific Life Fund Advisors LLC d/b/a Pacific Asset Management
(August 2015 to December 2019)

Kim M. St. Hilaire 1972	Vice President	2022 to Present	Managing Director of Aristotle Capital Management, LLC (May 2021 to Present) Chief Operating Officer of First Pacific Advisors, LLC (August 2018 to May 2021)
Board of Trustees
Additional Information Concerning the Board of Trustees
The Role of the Board. The Board oversees the management and operations of the Trust. Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Trust’s Adviser, the Managers, the distributor, administrator, custodian, and transfer agent, each of which is discussed in greater detail in this SAI. The Board has appointed senior employees of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. The Board receives regular reports from these officers and service providers regarding
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the Trust’s operations. For example, the Treasurer provides reports as to financial reporting matters and investment personnel report on the performance of the Funds. The Board has appointed a Trust Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal Board meetings which are typically held quarterly, in person or virtually, and involve the Board’s review of the Trust’s operations. From time to time one or more Independent Trustees may also meet with management in less formal settings, between scheduled Board meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations, or activities.
Board Structure, Leadership. The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established two standing committees, an Audit Committee and a Nominating and Fund Governance Committee, which are discussed in greater detail under “Committees” below. More than 75% of the members of the Board are Independent Trustees and each Committee is comprised entirely of Independent Trustees. The Chair of the Board is an Independent Trustee who acts as the primary liaison between the Independent Trustees, the Interested Trustee and management. The Chair of the Board helps identify matters for consideration by the Board and regularly participates in the agenda setting process for Board meetings. The Board reviews its structure annually through the Nominating and Fund Governance Committee. In developing its structure, the Board has considered that the Interested Trustee, as Chief Financial Officer and Chief Operating Officer of Aristotle Capital Management, LLC (“Aristotle Capital”), the parent company of the Adviser, provides valuable input as to, among other things, the operation of the Adviser, its financial condition and business plans relating to the Trust. The Board has also determined that having a Chair of the Board who is an Independent Trustee and the function and composition of the Committees are appropriate means to provide effective oversight on behalf of the Trust’s shareholders and address any potential conflicts of interest that might arise from an Interested Trustee serving on the Board.
Board Oversight of Risk Management. As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. The full Board receives reports from the Adviser and Managers as to investment risks as well as other risks that may also be discussed in Audit Committee meetings. In addition, the Board receives reports from the Adviser’s risk management personnel regarding their assessments of potential material risks associated with the Trust and the manner in which those risks are addressed. Because risk management is a broad concept comprised of many elements, Board oversight of different types of risks is handled in different ways. The Board and its committees receive periodic reports as to how the Adviser conducts service provider oversight and how it monitors for other risks, such as derivatives risk, business continuity risks and risks that might be present with individual Managers or specific investment strategies. The Audit Committee meets regularly with the CCO to discuss compliance and operational risks. The Audit Committee also meets regularly with the Treasurer, and the Fund’s independent registered public accounting firm and, when appropriate, with other Adviser personnel to discuss, among other things, the internal control structure of the Trust’s financial reporting function.
Information About Each Trustee’s Qualification, Experience, Attributes or Skills. The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as a Trustee of the Trust in light of the Trust’s business and structure. Each Trustee has a demonstrated record of business and/or professional accomplishment. The Trust’s Nominating and Fund Governance Committee annually conducts a “self-assessment” wherein the effectiveness of the Board and its committees is reviewed. The Nominating and Fund Governance Committee has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
In addition to the information provided in the charts above, including in particular the many years of mutual fund experience on the Board of the Trust, certain additional information regarding the Trustees and their Trustee Attributes is provided below. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity and work ethic, along with the ability to work together, to communicate effectively, to exercise judgment and ask incisive questions, and commitment to shareholder interests.
Joseph Chi, CFA, served as Chairman of the Investment Committee and Co-Head of Portfolio Management at Dimensional Fund Advisors, overseeing a global investment team that managed over $600 billion in numerous investment strategies and vehicles, including US-registered mutual funds, UCITS, OEICS, Canadian trusts, Australian trusts and separate accounts. These portfolios included global fixed income and equity securities in various investment strategies. Mr. Chi was responsible for presenting to and responding to questions from the fund board, as well as to many other third-party fund boards for whom they acted as sub-adviser. Prior to joining Dimensional, Mr. Chi practiced as a securities and finance attorney, specializing in venture capital, private placements, public offerings, and mergers and acquisitions. He received an MBA with a concentration in finance from the Anderson School of Management at UCLA, where he received the Harold M. Williams award for overall academic achievement and the J. Fred Weston Award from the Finance Department. Mr. Chi also holds a J.D. degree from the University of Southern California and a B.S. in electrical engineering, cum laude, from UCLA. He is a CFA® charterholder.
Warren A. Henderson currently serves as Founder and Managing Partner of Mosaic Global Advisors, Inc., a management consultant in the institutional asset management market space. Before founding Mosaic, Mr. Henderson spent eight years as a Senior Principal of State Street Global Advisors (SSGA) where he was head of the Public Funds, Taft-Hartley and Health Care marketing group. He joined State Street Corporation in 1991 as a Vice President in the Public Funds Services custody division. Previously, he spent 10 years with the IBM Corporation where he was the Senior Manager for major Public Fund and Higher Education accounts and held several other marketing and development positions. Mr. Henderson holds a B. S. in Business Administration from Florida A&M University and a Master of Public Administration/Information Networks from the University of Pittsburgh, School of Public & International Affairs.
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Wendy Greuel currently serves as an Executive in Residence and Strategic Advisor for David Nazarian College of Business and Economics at California State University Northridge, Consultant for Discovery Cube Los Angeles, and Board Member and Audit Committee Chair of Fisker, Inc. Prior to this, Ms. Greuel served as Los Angeles City Controller from 2009 – 2013, where she acted as the city’s chief auditor and financial watchdog, performing more than 60 audits of city departments and bringing greater transparency and openness to city government. She holds a B.A. Political Science from UCLA.
Dennis R. Sugino is the founder of Kansa Advisory, a client-centric boutique consulting firm providing professional services to OCIO-focused institutional clients. Mr. Sugino’s previous professional experiences include serving as the Chief Investment Officer of the City of Los Angeles; President and Co-Founder of Cliffwater; Managing Director and Principal of Wilshire Associates; and Partner and Executive Committee member of Aristotle Capital. In addition to serving as the chair of various non-profit investment committees, he served as a board member and Audit Committee Chair of The Investment Fund for Foundations (TIFF). TIFF started as a pioneering advisor in the OCIO industry 30+ years ago. Mr. Sugino earned a BSc. from California State University, Dominguez Hills and a M.A. from the University of California, Los Angeles.
Richard Schweitzer, CFA, is President of the Trust and Trustee. Mr. Schweitzer is also Chief Financial Officer, Chief Operating Officer and a member of the Board of Managers of Aristotle Capital. He began his career in 1987 with Price Waterhouse, then left public accounting to use his tax and accounting expertise to eventually head Bank of America’s Mortgage and Asset Securities Services Group. In 1992, Mr. Schweitzer joined the Pilgrim Group and its successor firm, Astra Management Company, where he successfully managed the liquidation of large pools of complex mortgage-backed securities. He also served in various senior capacities at predecessor asset management firms to Aristotle Capital. Mr. Schweitzer earned his Bachelor of Science degree in Business Administration with concentrations in Finance and Accounting from California State University, Northridge, and his MBA from the University of Southern California. He is a CFA® charterholder and a Certified Public Accountant (inactive) in the State of California. In addition to being a long and loyal philanthropic supporter of his undergraduate alma mater, Mr. Schweitzer also serves on the Nazarian School of Business and Economics Advisory Board and on the Finance Committee and the Board of the California State University Northridge Foundation.
Committees. The standing committees of the Board are the Audit Committee and the Nominating and Fund Governance Committee.
The members of the Audit Committee include each Independent Trustee of the Trust. The Audit Committee operates pursuant to a separate charter and is responsible for, among other things, reviewing and recommending to the Board the selection of the Trust’s independent registered public accounting firm, reviewing the scope of the proposed audits of the Trust and the accounting and financial controls of the Trust and the results of the annual audits of the Trust’s financial statements, interacting with the Trust’s independent registered public accounting firm on behalf of the full Board, assisting the Board in its oversight of the Trust’s compliance with legal and regulatory requirements, and receiving reports from the CCO. Ms. Greuel serves as Chair of the Audit Committee. The Board has determined that Ms. Greuel is an “audit committee financial expert” as such term is defined in the applicable regulations. During the fiscal year ended March 31, 2025, the Audit Committee met four times with respect to the Trust.
The members of the Nominating and Fund Governance Committee include each Independent Trustee of the Trust. The Nominating and Fund Governance Committee operates pursuant to a separate charter and is responsible for, among other things, the Trustees’ “self-assessment,” making recommendations to the Board concerning the size and composition of the Board and its committees and the effectiveness of the Board’s committee structure, determining compensation of the Independent Trustees, establishing an Independent Trustee retirement policy and the screening and nomination of new candidates to serve as Trustees. With respect to new Trustee candidates, the Nominating and Fund Governance Committee may seek referrals from a variety of sources and may engage a search firm to assist it in identifying or evaluating potential candidates. The Nominating and Fund Governance Committee will consider any candidate for Trustee recommended by a current shareholder if such recommendation contains sufficient background information concerning the candidate to enable the Nominating and Fund Governance Committee to make a proper judgment as to the candidate’s qualifications. The recommendation must be submitted in writing and addressed to the Nominating and Fund Governance Committee Chair at the Trust’s offices: 11100 Santa Monica Blvd., Suite 1700, Los Angeles, CA 90025. Joseph Chi serves as Chair of the Nominating and Fund Governance Committee. During the fiscal year ended March 31, 2025, the Nominating and Fund Governance Committee met one time with respect to the Trust.
Management Ownership. As of March 31, 2025, the Trustees and officers, individually and as a group, owned approximately [ ]% of the Aristotle Small/Mid Cap Equity Fund Class I Shares, [ ]% of Aristotle/Saul Global Equity Fund Class I-2 Shares, and less than 1%[ of any shares of any other Fund of the Trust.
Beneficial Ownership of Trustees. The table below shows the dollar range of each Trustee’s interest equity securities beneficially owned by each Trustee as of March 31, 2025 (unless otherwise noted) (i) in any Fund of the Trust, and (ii) on an aggregate basis, in all registered investment companies overseen by the Trustee within the “Family of Investment Companies.”
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Name of Trustee	Dollar Range of Equity Securities in the Funds of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies
Joseph Chi	[ ]	[ ]
Wendy Greuel	[ ]	[ ]
Warren A. Henderson	[ ]	[ ]
Dennis R. Sugino	[ ]	[ ]
Richard Schweitzer	[ ]	[ ]
Compensation. No compensation is paid by the Trust to any of the Trusts’ Officers or the Interested Trustee. For each fiscal year, each Independent Trustee receives a retainer fee of $157,500. The Chairperson of the Board receives additional compensation of $20,000. The chairs of the Audit Committee and Nominating and Fund Governance Committee receive additional compensation of $10,000 and $7,000, respectively. The following table summarizes the compensation paid to the Independent Trustees for the Funds’ initial fiscal year ended March 31, 2025.

Name	Aggregate Compensation from the Trust	Total Compensation from Fund Complex Paid to Trustees
Joseph Chi	[ ]	[ ]
Wendy Greuel	[ ]	[ ]
Warren A. Henderson	[ ]	[ ]
Dennis R. Sugino	[ ]	[ ]

	[ ]	[ ]

Investment Adviser
AIS, a Delaware limited liability company, serves as investment adviser to the Trust pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust and AIS.
AIS is responsible for overseeing the investment program for the Trust. AIS also furnishes to the Board, which has responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund. Under the terms of the Advisory Agreement, AIS is obligated to manage the Funds in accordance with applicable laws and regulations. AIS is located at 11100 Santa Monica Blvd., Suite 1700, Los Angeles, CA 90025. See the “Information About the Managers” section for additional information regarding AIS.
The Advisory Agreement will continue in effect for an initial two-year period and from year to year thereafter, provided such continuance is approved annually by (i) the holders of a majority of the outstanding voting securities of the Trust or (ii) by the Board, and a majority of the Independent Trustees. The Advisory Agreement and each sub-advisory agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by the Adviser, on 60 days written notice by any party to the Advisory Agreement or sub-advisory agreement, respectively, and each agreement will terminate automatically if assigned.
Advisory Fee Schedules
Each Fund pays AIS an annual combined fee (the “Management Fee”), consisting of an advisory fee and supervision and administration fee, for services it requires under what is essentially an all-in fee structure. Each Fund pays AIS fees in return for providing investment advisory services. AIS also uses part of the advisory fee to pay for the services of the sub-advisers. Additional information about the Supervision and Administration fee is provided in the “Other Information” section below.
AIS furnishes to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund.
Under the terms of the Advisory Agreement, AIS is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of AIS to the Trust are not exclusive under the terms of the Advisory Agreement. AIS is free to, and in the future may, render investment advisory services to others.
Following the expiration of the two-year period commencing with the effectiveness of the Advisory Agreement, it will continue in effect on a yearly basis provided such continuance is approved annually: (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board; and (ii) by a majority of the Independent Trustees. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by AIS, on 60 days’ written notice by either party to the contract and will terminate automatically if assigned.
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Fund	Advisory Fee (as a percentage of average net assets)
Aristotle Core Bond Fund[1]	0.35%
Aristotle Core Equity Fund	0.50%
Aristotle Core Income Fund[2]	0.40%
Aristotle Floating Rate Income Fund[3]	0.55%
Aristotle Growth Equity Fund	0.55%
Aristotle High Yield Bond Fund[4]	0.50%
Aristotle International Equity Fund[5]	0.60%
Aristotle Portfolio Optimization Conservative Fund Aristotle Portfolio Optimization Moderate Conservative Fund Aristotle Portfolio Optimization Moderate Fund Aristotle Portfolio Optimization Growth Fund Aristotle Portfolio Optimization Aggressive Growth Fund	0.20%
Aristotle Short Duration Income Fund[6]	0.25%
Aristotle Small Cap Equity Fund[7]	0.65%
Aristotle Small/Mid Cap Equity Fund[8]	0.65%
Aristotle Strategic Income Fund[9]	0.50%
Aristotle Ultra Short Income Fund	0.25%
Aristotle Value Equity Fund[10]	0.55%
Aristotle/Saul Global Equity Fund[11]	0.60%
1     Prior to April 1, 2024, the Advisory Fee for Aristotle Core Bond Fund was 0.38%.
2     Prior to April 1, 2024, the Advisory Fee for Aristotle Core Income Fund was 0.50%.
3     Prior to April 1, 2024, the Advisory Fee for Aristotle Floating Rate Income Fund was 0.62%.
4     Prior to April 1, 2024, the Advisory Fee for Aristotle High Yield Bond Fund was 0.60%.
5     Prior to April 1, 2024, the Advisory Fee for Aristotle International Equity Fund was 0.70%.
6     Prior to April 1, 2024, the Advisory Fee for Aristotle Short Duration Income Fund was 0.40%.
7    Prior to April 1, 2024, the Advisory Fee for Aristotle Small Cap Equity Fund was 0.70%.
8     Prior to April 1, 2024, the Advisory Fee for Aristotle Small/Mid Cap Equity Fund was 0.70%.
9     Prior to April 1, 2024, the Advisory Fee for Aristotle Strategic Income Fund was 0.59%.
10    Prior to January 22, 2024, the Advisory Fee for Class A, Class I and Class I-2 shares of Aristotle Value Equity Fund was 0.60%.
11    Prior to April 1, 2024, the Advisory Fee for Aristotle/Saul Global Equity Fund was 0.70%.
Investment Advisory Fees Paid or Owed
For the fiscal years ended March 31, 2024 and March 31, 2025, the Funds paid the following in advisory fees to AIS:

Fund	Year Ended March 31, 2024	Year Ended March 31, 2025
Aristotle Core Bond Fund	$[ ]	$[ ]
Aristotle Core Equity Fund	$[ ]	$[ ]
Aristotle Core Income Fund	$[ ]	$[ ]
Aristotle Floating Rate Income Fund	$[ ]	$[ ]
Aristotle Growth Equity Fund	$[ ]	$[ ]
Aristotle High Yield Bond Fund	$[ ]	$[ ]
Aristotle International Equity Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Aggressive Growth Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Conservative Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Growth Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Moderate Conservative Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Moderate Fund	$[ ]	$[ ]
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Fund	Year Ended March 31, 2024	Year Ended March 31, 2025
Aristotle Short Duration Income Fund	$[ ]	$[ ]
Aristotle Small Cap Equity Fund	$[ ]	$[ ]
Aristotle Small/Mid Cap Equity Fund	$[ ]	$[ ]
Aristotle Strategic Income Fund	$[ ]	$[ ]
Aristotle Ultra Short Income Fund	$[ ]	$[ ]
Aristotle Value Equity Fund	$[ ]	$[ ]
Aristotle/Saul Global Equity Fund	$[ ]	$[ ]
For the fiscal year ended March 31, 2024, the Predecessor Funds paid the following in advisory fees to their respective investment advisers:

Fund	Advisory Fees Paid
Aristotle Core Bond Fund	$523,951
Aristotle Core Equity Fund	$202,083
Aristotle Core Income Fund	$4,401
Aristotle Floating Rate Income Fund	$1,001,567
Aristotle Growth Equity Fund	$34,834
Aristotle High Yield Bond Fund	$20,475
Aristotle International Equity Fund	$1,809,971
Aristotle Portfolio Optimization Aggressive Growth Fund	$23,203
Aristotle Portfolio Optimization Conservative Fund	$14,852
Aristotle Portfolio Optimization Growth Fund	$58,239
Aristotle Portfolio Optimization Moderate Conservative Fund	$20,180
Aristotle Portfolio Optimization Moderate Fund	$67,231
Aristotle Short Duration Income Fund	$173,174
Aristotle Small Cap Equity Fund	$1,004,287
Aristotle Small/Mid Cap Equity Fund	$29,445
Aristotle Strategic Income Fund	$387,634
Aristotle Ultra Short Income Fund	$6,966
Aristotle Value Equity Fund	$3,085,959
Aristotle/Saul Global Equity Fund	$238,173
During the term of the Advisory Agreement, AIS will pay all of its own expenses incurred by it in connection with its activities under the Advisory Agreement, except such expenses as are assumed by the Trust or as are otherwise provided for in another agreement between AIS and the Trust, or such expenses as are assumed by a sub-adviser under its sub-advisory agreement. The Trust is responsible for all of the other expenses related to its operations, including, including compensation of its Trustees who are not affiliated with the Adviser, the Distributor or any of their affiliates; taxes and governmental fees; interest charges; fees and expenses of the Trust’s independent accountants and legal counsel; trade association membership dues; fees and expenses of any custodian (including maintenance of books and accounts and calculation of the net asset value of shares of the Trust), transfer agent, registrar and dividend disbursing agent of the Trust; expenses of issuing, selling, redeeming, registering and qualifying for sale shares of beneficial interest in the Trust; expenses of preparing and printing share certificates, prospectuses and reports to shareholders, notices, proxy statements and reports to regulatory agencies; the cost of office supplies, including stationery; travel expenses of all officers, Trustees and employees; insurance premiums; brokerage and other expenses of executing portfolio transactions; expenses of shareholders’ meetings; organizational expenses; and extraordinary expenses. Expenses directly attributable to a particular Fund or share class are charged to that Fund or share class, respectively. Other expenses are generally allocated proportionately among all of the Funds in relation to the net assets of each Fund.
Fee Waivers
AIS has contractually agreed, through July 31, 2028 for certain Funds or Fund classes, to waive its management fees to the extent that a Fund’s Total Annual Fund Operating Expenses (but excluding acquired fund fees and expenses, interest, fees associated with any credit facility, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures which are
58

capitalized in accordance with generally accepted accounting principles (other than offering costs), other extraordinary expenses not incurred in the ordinary course of such Fund’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) with the exception of the Portfolio Optimization funds, for which acquired fund fees and expenses are also included within the Expense Limit set forth in the table below, exceed the amounts set forth below. AIS may not recoup management fees waived prior to August 1, 2025 for certain Funds or Fund classes and prior to August 1, 2026 for other Funds or Fund classes as illustrated in the chart below. Beginning August 1, 2025 or August 1, 2026, as indicated in the chart below, AIS may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Board of Trustees.

Fund	Class	Expense Limit (based on percentage of the average daily net assets)	Fee Waiver Expiration Date	Recoupment Eligibility Date
Aristotle Core Bond Fund	Class I	0.48%	July 31, 2028	August 1, 2025
	Class I-2	0.48%
Aristotle Core Equity Fund	Class I	0.65%	July 31, 2028	August 1, 2026
	Class I-2	0.65%
Aristotle Core Income Fund	Class A	0.85%	July 31, 2028	August 1, 2025
	Class C	1.60%
	Class I	0.45%
	Class I-2	0.55%
Aristotle Floating Rate Income Fund	Class A	1.02%	July 31, 2028	August 1, 2025
	Class C	1.77%
	Class I	0.72%
	Class I-2	0.77%
Aristotle Growth Equity Fund	Class I	0.70%	July 31, 2028	August 1, 2025
Aristotle High Yield Bond Fund	Class A	0.95%	July 31, 2028	August 1, 2025
	Class C	1.70%
	Class I	0.55%
	Class I-2	0.65%
Aristotle International Equity Fund	Class I	0.78%	July 31, 2028	August 1, 2026
	Class I-2	0.78%
Aristotle Portfolio Optimization Aggressive Growth Fund	Class A	1.26%	July 31, 2028	August 1, 2025
	Class C	2.01%
	Class I-2	1.01%
Aristotle Portfolio Optimization Conservative Fund	Class A	1.22%	July 31, 2028	August 1, 2025
	Class C	1.97%
	Class I-2	0.97%
Aristotle Portfolio Optimization Growth Fund	Class A	1.25%	July 31, 2028	August 1, 2025
	Class C	2.00%
	Class I-2	1.00%
Aristotle Portfolio Optimization Moderate Conservative Fund	Class A	1.22%	July 31, 2028	August 1, 2025
	Class C	1.97%
	Class I-2	0.97%
Aristotle Portfolio Optimization Moderate Fund	Class A	1.23%	July 31, 2028	August 1, 2025
	Class C	1.98%
	Class I-2	0.98%
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Fund	Class	Expense Limit (based on percentage of the average daily net assets)	Fee Waiver Expiration Date	Recoupment Eligibility Date
Aristotle Short Duration Income Fund	Class A	0.75%	July 31, 2028	August 1, 2025
	Class C	1.50%
	Class I	0.39%
	Class I-2	0.49%
Aristotle Small Cap Equity Fund	Class A	1.20%	July 31, 2028	August 1, 2025
	Class C	1.95%	July 31, 2028	August 1, 2025
	Class I	0.90%	July 31, 2028	August 1, 2026
	Class R6	0.85%	July 31, 2028	August 1, 2025
	Class I-2	0.90%	July 31, 2028	August 1, 2026
Aristotle Small/Mid Cap Equity Fund	Class A	1.20%	July 31, 2028	August 1, 2025
	Class C	1.95%
	Class I	0.85%
	Class I-2	0.95%
Aristotle Strategic Income Fund	Class A	0.94%	July 31, 2028	August 1, 2025
	Class C	1.69%
	Class I	0.59%
	Class I-2	0.69%
Aristotle Ultra Short Income Fund	Class A	0.57%	July 31, 2028	August 1, 2025
	Class I	0.32%
	Class I-2	0.32%
Aristotle Value Equity Fund	Class I	0.69%	July 31, 2028	August 1, 2026
	Class R6	0.61%
	Class I-2	0.69%
Aristotle/Saul Global Equity Fund	Class I	0.78%	July 31, 2028	August 1, 2026
	Class I-2	0.78%
Administrative Services
AIS in its capacity as the Funds’ Administrator (AIS, in its capacity as administrator, the “Administrator”), performs certain administrative services for each of the Funds pursuant to a supervision and administration agreement (as amended and restated from time to time, the “Supervision and Administration Agreement”) with the Trust. Pursuant to the Supervision and Administration Agreement, the Administrator provides the Funds with certain supervisory, administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers. The Administrator receives a supervision and administration fee in return for its services. The supervision and administration services provided by the Administrator include, among others, (i) shareholder services, including the preparation of shareholder reports and the maintenance of a shareholder call center; (i) regulatory compliance, such as report filings with the SEC and state or other regulatory authorities; and (iii) general supervision and coordination of matters relating to the operation of the Funds, including coordination of the services performed by the Funds’ advisers, custodian, transfer agent, dividend disbursing agent, recordkeeping agent, legal counsel, independent public accountants and others. The Administrator pays for and furnishes the office space and equipment necessary to carry out the Funds’ business and pays the compensation of the Trust’s officers and employees. In addition, the Administrator is responsible for arranging the services and bearing the expenses of the Trust’s service providers, including, among others, legal, audit, transfer agency, and recordkeeping services. The Administrator is also responsible for the costs of registration of the Trust’s shares and the printing of prospectuses and shareholder reports for current shareholders.
U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (the “Sub-Administrator”), located at 615 E. Michigan Street, Milwaukee, WI 53202, performs certain administrative services for each of the Funds pursuant to a Fund Sub-Administration Servicing Agreement with AIS (the “Sub-Administration Agreement”). These services include, among others, preparing shareholder reports, providing statistical and research data, assisting the Funds and the Managers with compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds.
Under a separate Fund Accounting Servicing Agreement with the Trust (the “Fund Accounting Agreement”), the Sub-Administrator also provides certain accounting services to the Funds. The accounting services performed by the Sub-Administrator
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include, among others, assisting in determining the NAV per share of each Fund, maintaining records relating to the securities transactions of the Funds, and processing and monitoring expense accruals and payments.
For the services provided by the Sub-Administrator under the Sub-Administration Agreement and the Fund Accounting Agreement, the Administrator pays to the Sub-Administrator an annual administration fee based on its average net assets as listed in the table below, with a minimum annual fee of $25,000 per Fund.

Average Net Assets	Annual Fee
Up to $3 billion	0.0125%
$3 billion but less than $6 billion	0.0100%
More than $6 billion	0.0075%
Except for the expenses paid by the Administrator, the Trust bears all costs of its operations. The Funds are responsible for: (i) salaries and other compensation or expenses of the Trust’s executive officers and employees, who are not officers, directors, shareholders, members, partners or employees of the Administrator; (ii) taxes and governmental fees; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred for any of the Funds; (iv) costs, including the interest expenses, of borrowing money; (v) fees and expenses of Trustees who are not officers, employees, partners, shareholders or members of the Administrator; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational, offering expenses, and any other expenses which are capitalized in accordance with generally accepted accounting principals; and (viii) expenses allocated or allocable to a specific class of shares (“class-specific expenses”).
Class-specific expenses include distribution and service fees payable with respect to different classes of shares and supervision and administration fees as described in this section. Class-specific expenses may also include other expenses as permitted by the Trust’s Multi-Class Plan pursuant to Rule 18f-3 under the 1940 Act (the “Multi-Class Plan”) and subject to review and approval by the Trustees.
The Supervision and Administration Agreement may be terminated by vote of a majority of the Trustees or by a vote of the outstanding shares of the Trust, or, with respect to a particular Fund or class, by vote of a majority of the outstanding voting shares of such Fund or class, on 60 days’ written notice to the Administrator. The Administrator may terminate the Supervision and Administration Agreement at any time on 60 days’ written notice to the Trust.
The Supervision and Administration Agreement is subject to annual approval by the Board, including a majority of the Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act). The current Supervision and Administration Agreement, as supplemented from time to time, was approved by the Board, including all of the Independent Trustees at a meeting held for such purpose. In approving the Supervision and Administration Agreement, the Trustees determined that: (i) the Supervision and Administration Agreement is in the best interests of the Funds and their shareholders; (ii) the services to be performed under the Supervision and Administration Agreement are services required for the operation of the Funds; (iii) AIS is able to provide, or to procure, services for the Funds which are at least equal in nature and quality to services that could be provided by others; and (iv) the fees to be charged pursuant to the Supervision and Administration Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.
For the fiscal years ended March 31, 2024 and March 31, 2025, the Funds paid the following in supervision and administration fees to AIS:

Fund	Year Ended March 31, 2024	Year Ended March 31, 2025
Aristotle Core Bond Fund	$[ ]	$[ ]
Aristotle Core Equity Fund	$[ ]	$[ ]
Aristotle Core Income Fund	$[ ]	$[ ]
Aristotle Floating Rate Income Fund	$[ ]	$[ ]
Aristotle Growth Equity Fund	$[ ]	$[ ]
Aristotle High Yield Bond Fund	$[ ]	$[ ]
Aristotle International Equity Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Aggressive Growth Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Conservative Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Growth Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Moderate Conservative Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Moderate Fund	$[ ]	$[ ]
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Fund	Year Ended March 31, 2024	Year Ended March 31, 2025
Aristotle Short Duration Income Fund	$[ ]	$[ ]
Aristotle Small Cap Equity Fund	$[ ]	$[ ]
Aristotle Small/Mid Cap Equity Fund	$[ ]	$[ ]
Aristotle Strategic Income Fund	$[ ]	$[ ]
Aristotle Ultra Short Income Fund	$[ ]	$[ ]
Aristotle Value Equity Fund	$[ ]	$[ ]
Aristotle/Saul Global Equity Fund	$[ ]	$[ ]
The supervision and administration fee for each class of each Fund is paid at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class’s shares taken separately):

Fund	Supervision and Administration Fee
Aristotle Core Bond Fund[1]
Class I	0.13%
Class I-2	0.13%
Aristotle Core Equity Fund
Class A	0.15%
Class I	0.15%
Class I-2	0.15%
Aristotle Core Income Fund2
Class A	0.20%
Class C	0.20%
Class I	0.05%
Class I-2	0.15%
Aristotle Floating Rate Income Fund3
Class A	0.20%
Class C	0.20%
Class I	0.12%
Class I-2	0.20%
Aristotle Growth Equity Fund
Class A	0.15%
Class I	0.15%
Class I-2	0.15%
Aristotle High Yield Bond Fund4
Class A	0.20%
Class C	0.20%
Class I	0.05%
Class I-2	0.15%
Aristotle International Equity Fund[5]
Class A	0.18%
Class I	0.18%
Class I-2	0.18%
Aristotle Portfolio Optimization Aggressive Growth Fund
Class A	0.25%
62

Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Conservative Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Growth Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Moderate Conservative Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Moderate Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Short Duration Income Fund6
Class A	0.25%
Class C	0.25%
Class I	0.14%
Class I-2	0.24%
Aristotle Small Cap Equity Fund[7]
Class A	0.25%
Class C	0.25%
Class I	0.25%
Class R6	0.20%
Class I-2	0.25%
Aristotle Small/Mid Cap Equity Fund8
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class I-2	0.25%
Aristotle Strategic Income Fund9
Class A	0.19%
Class C	0.19%
Class I	0.09%
Class I-2	0.19%
Aristotle Ultra Short Income Fund
Class A	0.07%
Class I	0.07%
Class I-2	0.07%
Aristotle Value Equity Fund[10]
Class A	0.14%
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Class I	0.14%
Class R6	0.06%
Class I-2	0.14%
Aristotle/Saul Global Equity Fund[11]
Class A	0.18%
Class I	0.18%
Class I-2	0.18%
1    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle Core Bond Fund was 0.10% for Class I and Class I-2.
2    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle Core Income Fund was 0.10% for Class A and Class C, and 0.05% for Class I-2.
3    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle Floating Rate Income Fund was 0.13% for Class A, Class C and Class I-2, and 0.05% for Class I.
4    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle High Yield Bond Fund was 0.10% for Class A, Class C and Class I-2.
5    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle International Equity Fund was 0.08% for Class A, Class I and Class I-2.
6    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle Short Duration Income Fund was 0.10% for Class A, Class C and Class I-2, and 0.05% for Class I.
7    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle Small Cap Equity Fund was 0.20% for Class A, Class C, Class I and Class I-2 and 0.15% for Class R-6.
8    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle Small/Mid Cap Equity Fund was 0.20% for Class A and Class C and Class I-2, and 0.15% for Class I.
9    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle Strategic Income Fund was 0.10% for Class A, Class C and Class I-2, and 0.05% for Class I.
10    Prior to January 22, 2024, the Supervision and Administration Fee for Aristotle Value Equity Fund was 0.09% for Class A, Class I and Class I-2.
11    Prior to April 1, 2024, the Supervision and Administration Fee for Aristotle/Saul Global Equity Fund was 0.08% for Class A, Class I and Class I-2.
INFORMATION ABOUT THE MANAGERS
Management Firms
AIS serves as investment adviser to each Fund and employs other investment advisory firms as sub-advisers, subject to sub-advisory agreements. AIS takes on the entrepreneurial risks associated with the launch of each new Fund and its ongoing operations. In addition, AIS supports the Board oversight process by, among other things, acting on Board instructions relating to the Funds and providing reports and other information requested by the Board from time to time.
Each sub-adviser has entered into a sub-advisory agreement with the Adviser. Each sub-adviser provides investment advisory services to the applicable Fund. With respect to the sub-advised Funds, AIS has the ultimate responsibility in overseeing and monitoring the services provided by the sub-advisers. AIS evaluates the performance of each sub-adviser and the sub-adviser’s execution of a Fund’s investment strategies, as well as the sub-adviser’s adherence to the Fund’s investment goals and policies. AIS conducts risk analysis and performance attribution to analyze a Fund’s performance and risk profile and works with a sub-adviser to implement changes to a Fund’s strategies when appropriate. AIS’s analysis and oversight of a sub-adviser may result in AIS’s recommendation to the Board that a sub-adviser be terminated or replaced.
AIS also conducts ongoing due diligence on sub-advisers involving onsite visits, in-person meetings and/or telephonic meetings, including due diligence of each sub-adviser’s written compliance policies and procedures and assessments of each sub-adviser’s compliance program and code of ethics. AIS also provides services related to, among others, the valuation of Fund securities, risk management, transition management and oversight of trade execution and brokerage services.
AIS also conducts searches for new sub-advisers for new Funds or to replace existing sub-advisers when appropriate and coordinates the onboarding process for new sub-advisers, including establishing trading accounts to enable the sub-adviser to begin managing Fund assets. Additionally, in the event that a sub-adviser was to become unable to manage a Fund, AIS has implemented plans to provide for the continued management of the Fund’s portfolio. AIS oversees and implements transition management programs when significant changes are made to a Fund, including when a sub-adviser is replaced or when there are large purchases or withdrawals, to seek to reduce transaction costs for a Fund. AIS also monitors and regulates large purchase and redemption orders to minimize potentially adverse effects on a Fund.
The information below provides organizational information on each of the Managers, which includes, if applicable, the name of any person(s) who controls the Manager, the basis of the person’s control, and the general nature of the person’s business. It is followed by information regarding the compensation structure, other accounts managed, material conflicts of interests, and beneficial interest of each Manager (including AIS) of the Trust. Each individual or team member is referred to as a portfolio manager in this section. The Managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or the Managers against one another. Each Manager is a separate entity that may employ different compensation structures, have different management requirements, and be affected by different conflicts of interests.
Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”)
Aristotle Atlantic, located at 50 Central Avenue, Suite 750, Sarasota, Florida 34236, acts as sub-adviser to Aristotle Core Equity Fund and Aristotle Growth Equity Fund. Aristotle Capital holds a controlling interest in Aristotle Atlantic.
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Aristotle Capital Boston, LLC (“Aristotle Boston”)
Aristotle Boston, located at One Federal Street, 36th Floor, Boston, Massachusetts 02110, acts as sub-adviser to the Aristotle Small/Mid Cap Equity Fund and Aristotle Small Cap Equity Fund. Aristotle Capital holds a controlling interest in Aristotle Boston.
Aristotle Capital
Aristotle Capital, located at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, acts as investment adviser to Aristotle International Equity Fund, Aristotle/Saul Global Equity Fund, and Aristotle Value Equity Fund. Aristotle Capital is a privately owned, registered investment adviser that specializes in equity portfolio management for institutional and individual clients. The firm is majority owned by employees and the Board of Managers.
Aristotle Pacific Capital, LLC (“Aristotle Pacific”)
Aristotle Pacific, located at 840 Newport Center Drive, 7th Floor, Newport Beach, California 92660, acts as sub-adviser to Aristotle Ultra Short Income Fund, Aristotle Short Duration Income Fund, Aristotle Core Income Fund, Aristotle Core Bond Fund, Aristotle Strategic Income Fund, Aristotle Floating Rate Income Fund, and Aristotle High Yield Bond Fund. Founded in 2022, Aristotle Pacific (formerly Pacific Asset Management LLC) specializes in credit oriented fixed income strategies. Aristotle Pacific is an SEC registered investment adviser. Aristotle Capital holds a controlling interest in Aristotle Pacific.
Pacific Life Fund Advisors LLC (“PLFA”)
PLFA, located at 700 Newport Center Drive, Newport Beach, California 92660, acts as sub-adviser to the Aristotle Portfolio Optimization Funds. Established in 2007, PLFA is an experienced investment management organization that manages multi-asset class investment strategies.
The following provides information regarding each Manager’s compensation, other accounts managed, material conflicts of interests, and any ownership of securities in the Trust. Each individual or team member is referred to as a portfolio manager in this section. The Managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or the Managers against one another. Each Manager is a separate entity that may employ different compensation structures, have different management requirements, and be affected by different conflicts of interests.
Compensation Structures and Methods
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each portfolio manager. The descriptions could include compensation benchmarks, which are chosen by the particular Manager and may or may not match a Fund’s benchmark index or other indices presented in the Prospectuses.
Aristotle Capital, Aristotle Boston and Aristotle Atlantic
Compensation. Aristotle Capital’s, Aristotle Boston’s and Aristotle Atlantic’s portfolio managers are paid a base salary and are eligible to participate in the relevant Aristotle entity’s annual bonus pool. The portfolio managers’ compensation arrangements are not determined on the basis of specific funds or accounts managed. Bonus amounts are determined by a number of factors including an individual’s team contribution to company objectives as well as the overall profitability of the company. Each portfolio manager is an equity partner of his or her Aristotle adviser entity and receives a portion of the overall profits of the entity as part of his or her ownership interest.
Aristotle Pacific
Compensation. The overall objective of the compensation program for portfolio managers is for Aristotle Pacific to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contributions to the success of their clients and Aristotle Pacific. Aristotle Pacific’s portfolio managers are generally compensated with a base salary, discretionary year-end bonuses, and, in certain circumstances, equity. Their discretionary bonuses are determined by senior management based on a subjective evaluation of, for example but without limitation to, their contribution to the performance of the Funds and other accounts that they manage, their contributions to the quality of research and investment ideas generated by Aristotle Pacific, an individual’s contribution to company objectives, and the overall financial condition of the firm. Equity participation is determined by senior management based on each professional’s contribution to long-term performance. Compensation is not specifically based on assets under management.
PLFA
PLFA uses a compensation structure that is designed to attract and retain high-caliber investment professionals. Portfolio managers are compensated based primarily on the scale and complexity of all of their job responsibilities, including but not limited to portfolio responsibilities. Portfolio manager compensation is reviewed annually and may be modified at any time as appropriate to adjust the factors used to determine bonuses or other compensation components.
Each portfolio manager is paid a base salary that PLFA believes is competitive in light of the portfolio manager’s experience and responsibility. The base salary may be increased in recognition of the individual’s performance and/or an increase or change in duties and responsibilities.
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In addition to a base salary, investment professionals may be eligible to receive annual and long-term incentives, each of which is derived from both quantitative and non-quantitative factors, as described below. High performing portfolio managers may receive annual and long-term incentives that constitute a substantial portion of their respective total compensation.
Annual Incentive:
The financial performance of PLFA and its parent company impact overall funding for annual incentives. Individual incentive awards are determined on a discretionary basis and consider the individual’s target incentive and personal performance, which may include both quantitative and qualitative factors. Fund performance is not a specific factor in determining a PLFA portfolio manager’s incentive compensation. However, several factors, including but not limited to an evaluation of sub-adviser selection, appropriate risk positioning, asset class allocation and investment thesis development, are taken into consideration in determining a PLFA portfolio manager’s incentive pay. Annual incentives are paid in cash with no deferral.
Long-Term Incentive:
Investment professionals are eligible to receive long-term incentive awards on an annual basis. Awards pay out at the end of three years based on PLFA’s achievement against quantitative factors, with pre-tax fund performance on a rolling three-year time frame as compared against peer group benchmarks, accounting for the majority of the performance measurement. Target incentives are based on the individual’s role and responsibilities. For comparison purposes with respect to measuring the performance of the portfolio managers of Aristotle Portfolio Optimization Conservative Fund is Morningstar U.S. Fund Conservative Allocation; for Aristotle Portfolio Optimization Moderate Conservative Fund is Morningstar U.S. Fund Moderate Conservative Allocation; for Aristotle Portfolio Optimization Moderate Fund is the Morningstar U.S. Fund Moderate Allocation; for Aristotle Portfolio Optimization Growth Fund is Morningstar U.S. Fund Moderate Aggressive Allocation; and for Aristotle Portfolio Optimization Aggressive Growth Fund is Morningstar U.S. Fund Aggressive Allocation.
Portfolio managers also participate in benefit and retirement plans available generally to all employees.
Other Accounts Managed
The following table includes information for each portfolio manager of the Trust regarding the number and total assets of other accounts managed as of the fiscal year ended March 31, 2025 (unless otherwise noted) that each portfolio manager has day-to-day management responsibilities for, other than the Funds they manage within the Trust (“Other Accounts Managed”). For these Other Accounts Managed, it is possible that a portfolio manager may only manage a portion of the assets of a particular account and that such portion may be substantially lower than the total assets of such account. See the Prospectuses for information on the Funds that each portfolio manager listed in the table manages within the Trust.
Other Accounts Managed are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. The table also reflects for each category if any of these Other Accounts Managed have an advisory fee based upon the performance of the account. Table data has been provided by the applicable Manager. Portfolio managers are listed alphabetically by Manager.

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Aristotle Atlantic
Thomas M. Hynes, Jr.
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Owen Fitzpatrick
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Brendan O'Neill
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Aristotle Boston
David M. Adams
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
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Jack McPherson
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Aristotle Capital
Howard Gleicher	[ ]
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Gregory D. Padilla
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Geoffrey S. Stewart
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Sean M. Thorpe
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Aristotle Pacific
C. Robert Boyd
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Jeff Klingelhofer, CFA
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
J.P. Leasure
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Michael Marzouk
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Ying Qiu		[ ]
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Brian M. Robertson
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
David Weismiller
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
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John Brueggemann
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Tommy Zhang, CFA
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
PLFA
Carleton J. Muench
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Edward Sheng
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Samuel S. Park
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]

Material Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to the Fund or Funds(s) of the Trust in which the Manager acts as sub-adviser may be presented with the following potential conflicts:
Aristotle Pacific
Aristotle Pacific may manage client assets with similar investment strategies, creating the potential for conflicts of interest as the fees for managing client accounts may differ from one another. As a registered investment adviser and a fiduciary, Aristotle Pacific exercises due care to ensure that investment opportunities are allocated equitably among all participating clients.
In general, investment decisions for each client will be made independently from those of other clients, with specific reference to the individual needs and objectives of each client. Different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for client accounts within a similar investment strategy. In addition, Aristotle Pacific will not necessarily purchase or sell the same securities at the same time or in the same proportionate amounts for all accounts, particularly if different accounts have materially different amounts of capital under management by Aristotle Pacific or different amounts of investable cash available. As a result, although Aristotle Pacific manages multiple accounts with similar or identical investment goals, or may manage accounts with different objectives that trade in the same securities, the portfolio management decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account. Aristotle Pacific has implemented policies and procedures to address trade allocation and aggregation decisions. These policies and procedures seek to ensure fair and equitable treatment of all participating clients over time. The policies and procedures include compliance monitoring and oversight of allocation and aggregation practices.
PLFA
From time to time, a potential conflict of interest may arise between a portfolio manager’s management of a Portfolio Optimization Fund, on the one hand, and other Portfolio Optimization Funds or the Aristotle Underlying Funds on the other hand. This might occur, for example, if an Aristotle Underlying Fund in which multiple Portfolio Optimization Funds invest has limited capacity for further investment; or if certain Aristotle Underlying Funds are more profitable than others. PLFA has a process in place to address these types of risks.
Aristotle Capital
Aristotle Capital may provide investment advisory services to individuals, foundations/charitable organizations, corporations, pension plans, a private fund and registered investment companies, such as mutual funds (together, “clients”). An investment adviser has a fiduciary duty to act in the best interests of each of its investment advisory clients and to place the interests of its clients above those of itself. An adviser’s fiduciary duty also includes, but is not limited to, providing full, fair and accurate disclosure of all relevant
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facts and any potential or actual conflicts of interest, a duty of loyalty and good faith, providing recommendations that are suitable, and seeking best execution of all client transactions.
If a particular transaction or situation does not cause a real or potential conflict of interest, or if Aristotle Capital can establish appropriate safeguards, Aristotle Capital may grant exceptions to the Compliance Manual’s requirements. Such exceptions must be requested of and may be granted only by the Chief Compliance Officer (CCO) or President. Aristotle Capital cannot guarantee that it will grant an exception in any particular case. Any exception granted will be documented by the appropriate party along with the reasons.
Aristotle Boston
Aristotle Boston may provide investment advisory services to individuals, foundations/charitable organizations, corporations, pension plans and registered investment companies, such as mutual funds (together, “clients”). An investment adviser has a fiduciary duty to act in the best interests of each of its investment advisory clients and to place the interests of its clients above those of itself. An adviser’s fiduciary duty also includes, but is not limited to, providing full, fair and accurate disclosure of all relevant facts and any potential or actual conflicts of interest, a duty of loyalty and good faith, providing recommendations that are suitable, and seeking best execution of all client transactions.
If a particular transaction or situation does not cause a real or potential conflict of interest, or if Aristotle Boston can establish appropriate safeguards, Aristotle Boston may grant exceptions to the Compliance Manual’s requirements. Such exceptions must be requested of and may be granted only by the Chief Compliance Officer (CCO) or President. Aristotle Boston cannot guarantee that it will grant an exception in any particular case. Any exception granted will be documented by the appropriate party along with the reasons.
Aristotle Atlantic
Aristotle Atlantic may provide investment advisory services to individuals, foundations/charitable organizations, corporations, pension plans and registered investment companies, such as mutual funds (together, “clients”). An investment adviser has a fiduciary duty to act in the best interests of each of its investment advisory clients and to place the interests of its clients above those of itself. An adviser’s fiduciary duty also includes, but is not limited to, providing full, fair and accurate disclosure of all relevant facts and any potential or actual conflicts of interest, a duty of loyalty and good faith, providing recommendations that are suitable, and seeking best execution of all client transactions.
If a particular transaction or situation does not cause a real or potential conflict of interest, or if Aristotle Atlantic can establish appropriate safeguards, Aristotle Atlantic may grant exceptions to the Compliance Manual’s requirements. Such exceptions must be requested of and may be granted only by the Chief Compliance Officer (CCO) or Senior Partner on the Executive Board. Aristotle Atlantic cannot guarantee that it will grant an exception in any particular case. Any exception granted will be documented by the appropriate party along with the reasons.
Beneficial Interest of Portfolio Managers
Portfolio managers are not required to own shares of the Fund(s) that they manage on behalf of the Trust. In addition, although the level of a portfolio manager’s securities ownership may be an indicator of his or her confidence in a Fund’s investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable Fund’s performance. Portfolio managers are not required to own shares of the Fund(s) that they manage on behalf of the Trust. In addition, although the level of a portfolio manager’s securities ownership may be an indicator of his or her confidence in a Fund’s investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable Fund’s performance. As of March 31, 2025, none of the portfolio managers beneficially owned shares in the Funds that they manage except as disclosed in the table below. The following table sets forth the dollar range of each portfolio manager’s ownership of the outstanding shares of the Funds as of March 31, 2025.

Aristotle Atlantic

Portfolio Manager	Fund Managed and Owned	Dollar Range of Equity Securities Beneficially Owned
Owen Fitzpatrick	Aristotle Core Equity Fund	[ ]
Thomas M. Hynes, Jr.	Aristotle Core Equity Fund	[ ]
Brendan O'Neill	Aristotle Core Equity Fund Aristotle Growth Equity Fund	[ ]
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Aristotle Boston

Portfolio Manager	Fund Managed and Owned	Dollar Range of Equity Securities Beneficially Owned
David M. Adams	Aristotle Small Cap Equity Fund Aristotle Small/Mid Cap Equity Fund	[ ]
Jack McPherson	Aristotle Small Cap Equity Fund Aristotle Small/Mid Cap Equity Fund	[ ]
Aristotle Capital

Portfolio Manager	Fund Managed and Owned	Dollar Range of Equity Securities Beneficially Owned
Howard Gleicher	Aristotle International Equity Fund Aristotle Value Equity Fund Aristotle/Saul Global Equity Fund	[ ]
Gregory D. Padilla	Aristotle Value Equity Fund Aristotle/Saul Global Equity Fund	[ ]
Sean M. Thorpe	Aristotle International Equity Fund	[ ]
Geoffrey S. Stewart	Aristotle International Equity Fund	[ ]
Aristotle Pacific

Portfolio Manager	Fund Managed and Owned	Dollar Range of Equity Securities Beneficially Owned
C. Robert Boyd	Aristotle Floating Rate Income Fund	[ ]
John Brueggemann	Aristotle High Yield Bond Fund	[ ]
J.P. Leasure	Aristotle Floating Rate Income Fund	[ ]
Michael Marzouk	Aristotle Core Income Fund Aristotle Floating Rate Income Fund Aristotle Short Duration Income Fund Aristotle Strategic Income Fund	[ ]
Ying Qiu	Aristotle Core Bond Fund Aristotle Core Income Fund Aristotle Short Duration Income Fund Aristotle Ultra Short Income Fund	[ ]
Brian M. Robertson	Aristotle Core Income Fund Aristotle High Yield Bond Fund Aristotle Strategic Income Fund	[ ]
David Weismiller	Aristotle Core Bond Fund Aristotle Core Income Fund Aristotle Short Duration Income Fund Aristotle Strategic Income Fund Aristotle Ultra Short Income Fund	[ ]
Jeff Klingelhofer, CFA	Aristotle Core Bond Fund	[ ]
Tommy Zhang, CFA	Aristotle Floating Rate Income Fund	[ ]
FUND TRANSACTIONS AND BROKERAGE
Investment Decisions
Investment decisions for the Trust and for the other investment advisory clients of the Adviser, or applicable Manager, are made with a view to achieving their respective investment goals. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Thus, a particular security may be bought or sold for certain clients
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even though it could have been bought or sold for other clients at the same time. There may be circumstances when purchases or sales of securities for one or more clients will have an adverse effect on other clients, including a Fund.
It also sometimes happens that the Adviser or Manager purchases or sells the same security for two or more clients. In such instances, transactions in securities will be allocated between the Fund and the Adviser’s or Manager’s other clients in a manner deemed fair and reasonable by the Adviser or Manager. To the extent any Fund seeks to acquire the same security at the same time as another Adviser or Manager client, such Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this could have a detrimental effect on the price or value of the security insofar as a specific Fund is concerned. The Adviser or Manager may, at its discretion, aggregate orders for the same security for two or more clients, and then allocate purchases or sales in an equitable manner, providing average prices to all such clients.
Brokerage and Research Services
The Portfolio Optimization Funds invest primarily in their respective Underlying Funds and do not incur commissions or sales charges in connection with investments in the Aristotle Underlying Funds, but they may incur such costs if they invest directly in other types of securities, and they bear such costs indirectly through their investment in the Underlying Funds. Accordingly, the following description is relevant for all Funds.
The Adviser or Manager for a Fund places all orders for the purchase and sale of securities, options, and futures contracts and other investments for a Fund through a substantial number of brokers and dealers or FCMs selected at its discretion. In executing transactions, the Adviser or Manager will seek to obtain the best net results for a Fund taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm’s risk in positioning a block of securities. In transactions on stock exchanges in the U.S., payments of brokerage commissions are negotiated. In effecting purchases and sales of securities in transactions on U.S. stock exchanges for a Fund, the Adviser or Manager may pay higher commission rates than the lowest available when the Adviser or Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the OTC markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. Consistent with the policy of obtaining the best net results, a portion of a Fund’s brokerage and futures transactions, including transactions on a national securities exchange, may be conducted through an affiliated broker, subject to compliance with the Trust’s policies and applicable law. In addition, all Managers (including the Adviser) that have day-to-day portfolio management responsibilities for Funds have adopted policies regarding their duty to seek best execution for transactions conducted on behalf of these Funds. These policies generally cover the selection of brokers and dealers, order aggregation, allocation of orders, affiliated transactions, and brokerage and research services (soft dollars), as applicable.
There is generally no stated commission in the case of debt securities, which are traded in the OTC markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker could charge different commissions according to such factors as the difficulty and size of the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Manager may be unable to negotiate commission rates for these transactions.
As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser or Manager may cause a Fund to pay a broker-dealer, which provides “brokerage and research services” (as defined in the 1934 Act) to the Adviser or Manager, a commission amount that exceeds the amount charged by another broker-dealer because of the value of the brokerage and research services provided. For many years, it has been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services from broker-dealers which execute transactions for the clients of such advisers. Consistent with this practice, the Adviser or Manager for a Fund may receive brokerage and research services from many broker-dealers with which the Adviser or Manager places the Fund’s transactions. The Adviser or Manager for a Fund may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of debt securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Adviser or Manager in advising its various clients (including the Trust), although not all of these services are necessarily useful and of value in managing a Fund within the Trust. The advisory fee paid by a Fund is not reduced because the Adviser or Manager and its affiliates receive such services.
As noted above, the Adviser or Manager may purchase new issues of securities for a Fund in underwritten fixed price offerings. In those situations, the underwriter or selling group member may provide the Adviser or Manager with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, or other advisory clients, and the Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting broker-dealers to provide bona fide research to
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advisers in connection with fixed price offerings under certain circumstances, although compliance with these rules does not necessarily ensure compliance with all federal securities laws. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.
For the fiscal years ended March 31, 2024 and March 31, 2025, the Funds paid the following in brokerage commissions:

Fund	Year Ended March 31, 2024	Year Ended March 31, 2025
Aristotle Core Bond Fund	$[ ]	$[ ]
Aristotle Core Equity Fund	$[ ]	$[ ]
Aristotle Core Income Fund	$[ ]	$[ ]
Aristotle Floating Rate Income Fund	$[ ]	$[ ]
Aristotle Growth Equity Fund	$[ ]	$[ ]
Aristotle High Yield Bond Fund	$[ ]	$[ ]
Aristotle International Equity Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Aggressive Growth Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Conservative Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Growth Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Moderate Conservative Fund	$[ ]	$[ ]
Aristotle Portfolio Optimization Moderate Fund	$[ ]	$[ ]
Aristotle Short Duration Income Fund	$[ ]	$[ ]
Aristotle Small Cap Equity Fund	$[ ]	$[ ]
Aristotle Small/Mid Cap Equity Fund	$[ ]	$[ ]
Aristotle Strategic Income Fund	$[ ]	$[ ]
Aristotle Ultra Short Income Fund	$[ ]	$[ ]
Aristotle Value Equity Fund	$[ ]	$[ ]
Aristotle/Saul Global Equity Fund	$[ ]	$[ ]
For the fiscal year ended March 31, 2025, the Funds, except those listed below, did not acquire or hold any securities of their Regular Broker-Dealers and/or their Regular Broker-Dealers’ parent company.

Name of Fund	Broker-Dealer	Amount
Aristotle Core Equity Fund	JP Morgan Chase & Co.	$[ ]
Portfolio Turnover
For reporting purposes, each Fund’s portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, generally long-term securities are included and the purchase and sale of certain investments such as most derivative instruments, investments made on a shorter-term basis or instruments with a maturity of one year or less at the time of investment are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund (other than short-term securities) were replaced once during the fiscal year. The portfolio turnover rate for each of the Funds will vary from year to year, depending on market conditions and trading opportunities. Such changes do not necessarily reflect a change in long-term trading strategies of the Managers. Any changes in portfolio turnover rates which are less than 100% change from the prior year’s rates are not considered significant. Changes in Managers and investment personnel and reorganizations of Funds may result in the sale of portfolio securities, which may increase trading costs and the portfolio turnover for the affected Funds. Significant changes in turnover rates may occur in certain Funds for reasons other than market conditions and trading opportunities. All Funds may engage in active and frequent trading which could result in higher trading costs and reduce performance, and may also increase a Fund's realized capital gains or losses, which may affect the taxes you pay as a shareholder.
In addition, many of the Funds are Aristotle Underlying Funds of the Portfolio Optimization Funds. As a result, changes to the allocations of the Portfolio Optimization Funds may result in the transfer of assets from one Aristotle Underlying Fund to another. These changes, as well as changes in Managers and investment personnel and reorganizations of the Aristotle Underlying Funds, may result in the purchase or sale of portfolio securities, which may increase trading costs and the portfolio turnover for the affected Aristotle Underlying Funds. Significant changes in turnover rates may occur in certain Aristotle Underlying Funds for reasons other than market conditions and trading opportunities.
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Disclosure of Portfolio Holdings
The Trust publicly discloses portfolio holdings periodically on the Trust’s website. The website address is aristotlefunds.com. Unaudited month-end holdings for each Fund are generally posted approximately three to five business days following month-end. There could be delays in reporting month-end holdings for certain Funds as noted on the website (“lag time”). The Trust reserves the right to post holdings for any Fund more frequently than monthly but may subsequently resume monthly posting. Holdings information will remain available on the Trust’s website until the next period’s holdings are posted or longer if required by law. Portfolio holdings will also be included in periodic filings with the SEC.
It is the policy of the Trust to maintain the confidentiality of non-public portfolio holdings information and not to divulge non-public portfolio holdings information to other parties except for legitimate business purposes and then only in accordance with the Trust’s disclosure of portfolio holdings policy and related procedures (“Disclosure of Portfolio Holdings Policy”). The Disclosure of Portfolio Holdings Policy is meant to protect the interests of the Trust’s shareholders and to address potential conflicts of interest that could arise between the interests of the Trust’s shareholders and those of a Trust and Adviser service provider, including the Adviser, a Manager, the Distributor or their affiliates.
More current, non-public holdings information is available to certain service providers in order for such service providers to fulfill their contractual obligations to (or on behalf of) the Trust and Adviser service providers. Such service providers, including (but not limited to) the Adviser, each Manager, the Trust’s custodian, auditors, counsel and Independent Trustees’ counsel, can receive or have access to non-public portfolio holdings without any lag time on an as-needed basis. Each of these service providers has entered into an agreement with the Trust or Adviser whereby the service provider has a contractual duty to maintain the confidentiality of such non-public information, as well as not to trade on such information. In addition to the Adviser and each Manager, these service providers include:

Broadridge Financial Solutions, Inc.	[ ]
Foreside Financial Services, LLC	U.S. Bancorp Fund Services, LLC
[ ]	U.S. Bank N.A.
Securities Class Actions Services, LLC (SCAS)

The release of portfolio holdings information to a party, including the parties listed above, in advance of its release to all shareholders or the general public is permitted by the Disclosure of Portfolio Holdings Policy only when (i) the Trust, the Adviser, or the Manager or other Trust service provider releasing the information has a legitimate business purpose for releasing the information to the recipient, (ii) the release of information is believed not to violate the antifraud provisions of the federal securities laws or the Adviser’s or applicable Manager’s fiduciary duties, and (iii) the recipient is subject to a contractual duty of confidentiality with substantially the same terms and conditions as that of a Trust service provider, including a duty not to trade on the information (which duty may be encompassed by broader language, such as a duty to comply with anti-fraud provisions of, or applicable provisions of, federal securities laws), provided, however that the Adviser or Manager will not trade on such information in a manner inconsistent with applicable law or inconsistent with any internal policy adopted by the firm to govern trading by its employees.
In addition, when the Trust, the Adviser or Managers purchase and sell securities through broker-dealers, engage in OTC trading with certain counterparties (i.e. swap dealers), request bids on securities, or obtain price quotations on securities, the Trust may disclose one or more of its holdings. Companies which clear and settle trades may also have access to portfolio holdings information. The Trust has not entered into formal confidentiality agreements in connection with such situations; however, the Trust would not continue to conduct business with an entity believed to be misusing the disclosed information.
The Trust, or its duly authorized service providers, can disclose portfolio holdings to analysts, rating agencies, or other parties, the day after it has been posted to the Trust’s website or immediately after it has been filed with the SEC in a filing requiring the portfolio holdings to be included. There are no specific individuals or categories of individuals who authorize the release of portfolio holdings.
If the Trust or one of its duly authorized service providers seeks to disclose portfolio holdings to analysts, rating agencies, pricing services, trade and settlement or administrative services companies or any other parties prior to the time such information is made public, such disclosure would be conditioned on the recipient (e.g., a service provider to a Trust service provider) agreeing in writing to treat such portfolio holdings as confidential under substantially the same terms and conditions as that of the Trust’s service providers.
The Trust relies on the contractual obligations of the Trust’s service providers to maintain confidentiality of portfolio holdings information, and currently does not independently monitor the use of such information by service providers. The Trust has an established process whereby Managers are asked to provide written confirmation as to their compliance with the Disclosure of Portfolio Holdings Policy.
No compensation is received by the Trust or the Adviser in connection with the disclosure of portfolio holdings information.
Notwithstanding anything in this section or the Disclosure of Portfolio Holdings Policy, the Trust’s Board, its General Counsel or its CCO may, on a case-by-case basis, authorize disclosure of the Trust’s portfolio securities, provided that, in their judgment, such disclosure is not inconsistent with the best interests of shareholders and, unless otherwise required by law, subject to the
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confidentiality requirements set forth in the Disclosure of Portfolio Holdings Policy. Each may also impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure of Portfolio Holdings Policy.
The Trust’s CCO receives reports of violations of the Disclosure of Portfolio Holdings Policy by the Trust, the Adviser, its service providers, and Managers. If such a report is received, and if the CCO, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he or she will report it to the Trust’s Board, as required by Rule 38a-1.
NET ASSET VALUE (“NAV”)
When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable Contingent Deferred Sales Charge (“CDSC”). Exchange orders within the Funds are effected at NAV. Each Fund’s shares are purchased, sold or exchanged at the Fund’s NAV next calculated after a request to buy, sell or exchange shares is received by the Trust or its designee in proper form. However, a Fund may, subject to approval by the Board, pay for a sale or exchange, in whole or in part, by a distribution of investments from a Fund, in lieu of cash, in accordance with applicable rules. The calculation of each Fund’s NAV is discussed further in the Prospectuses.
The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board or its delegate. Valuation of investments held by the Funds is discussed in the Prospectuses.
DISTRIBUTION OF TRUST SHARES
Distributor and Multi-Class Plan
Foreside Financial Services, LLC, serves as the principal underwriter and distributor (the “Distributor”) of the continuous offering of each class of the Trust’s shares pursuant to a Distribution Agreement (the “Distribution Agreement”) with the Trust, which is subject to annual approval by the Trust’s Board or the vote of a majority of the outstanding voting securities of a Fund, in accordance with Section 15 of the 1940 Act. The Distributor, located at Three Canal Plaza, Suite 100, Portland, ME 04101, is a broker-dealer registered with the SEC. The Distribution Agreement is terminable with respect to a Fund or class without penalty, at any time, by the Fund or class by not more than 60 days nor less than 30 days written notice to the Distributor, or by the Distributor upon not more than 60 days nor less than 30 days written notice to the Trust. The Distributor is not obligated to sell any specific amount of the Trust’s shares. The Trust bears all expenses in connection with the offering of shares and communications with shareholders of the Funds, including but not limited to fees and disbursements of its counsel and independent accountants; the costs and expenses of the preparation, filing, printing and mailing of Registration statements and related marketing materials; costs and expenses of the preparation, printing and mailing of annual and interim reports, proxy materials and other communications to shareholders of the Funds; and fees required in connection with the offer and sale of shares. The Distributor shall bear the expenses of registration or qualification of the Distributor as a dealer or broker and under federal or state laws and the expenses of continuing such registration or qualification. The Distribution Agreement will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees or (ii) by the vote of a majority of the outstanding voting securities of a Fund, in accordance with Section 15 of the 1940 Act. If the Distribution Agreement is terminated (or not renewed) with respect to a Fund or one or more of the classes thereof, it will continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).
The Trust currently offers Class A, Class C, Class I, Class R6 and Class I-2 shares (collectively, the “Shares”). Although certain Funds may offer multiple classes of shares, not all Funds offer all share classes discussed herein. Certain share classes are limited to eligible investors. Investors who held an eligible account for a share class at time of purchase but may no longer be eligible to purchase such share class may continue to purchase those shares. Please refer to the Prospectuses for more information on the share classes offered by a particular Fund.
Class A, Class C, Class I and Class I-2 shares of the applicable Funds are generally offered through firms which are members of FINRA, and which have selling or dealer agreements with the Adviser (each, a “selling group member”). Class A, Class I, Class R6 and Class I-2 shares are offered through the Fund’s Distributor to employer sponsored retirement and benefit plans pursuant to a separate agreement with the Trust’s administrator and Distributor.
Under the Multi-Class Plan adopted by the Trust, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (i) each class has a different designation; (ii) each class bears any class-specific expenses allocated to it; and (iii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.
Each class of shares bears specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of each Fund’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other
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classes. All other expenses are allocated to each class on the basis of the NAV of that class in relation to the NAV of the particular Fund. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.
Initial Sales Charges and Contingent Deferred Sales Charges
As described in the Prospectus, the Funds are grouped into different categories for determining initial sales charges, which declines as the amount of the purchase reaches defined levels. The initial sales charge may be waived or reduced for certain purchases, as described in the Prospectus. A CDSC is imposed upon certain redemptions of Class A and Class C shares, subject to certain waivers described in the Prospectus.
Category I: Portfolio Optimization Funds

	Maximum Sales Charge (Load)
Class A	Investment	Front-end Charge	Amount Reallowed to Dealers[1]
	Under $50,000	5.50%	4.75%
	$50,000 to under $100,000	4.75%	4.00%
	$100,000 to under $250,000	3.75%	3.00%
	$250,000 to under $500,000	3.00%	2.50%
	$500,000 to under $1,000,000	2.10%	1.60%
	$1,000,000 and over[2]	0.00%	0.00%[3]

1    The Distributor will also pay selling group members an annual servicing fee (through a trail commission) of 0.25% of the amount of Class A assets. Trail commission is paid quarterly, unless other arrangements have been mutually agreed to between the Adviser and the selling group member. For any Class A purchases of $1,000,000 or more of Category I Funds, the annual servicing fee will not begin to accumulate and pay until the 1st anniversary date of the trade. The Distributor receives a distribution and service fee from the Fund of 0.25% of Class A assets pursuant to the Distribution and Service Plan (12b-1 plan).
2    For purchases in which the account value totals $1,000,000 or more, there is a CDSC of 1% (on the shares for which a front-end sales charge was not paid) if sold (redeemed) within 1 year of purchase.
3    The Distributor will pay selling group members a sales commission out of its own assets based upon the following tiered schedule of the amount invested in Class A shares for Category I Funds. Commissions are based on cumulative investments with no annual reset.

Category II: Aristotle Core Equity Fund, Aristotle Core Income Fund, Aristotle Growth Equity Fund, Aristotle High Yield Bond Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle Strategic Income Fund, Aristotle Value Equity Fund and Aristotle/Saul Global Equity Fund.

	Maximum Sales Charge (Load)
Class A	Investment	Front-end Charge	Amount Reallowed to Dealers[1]
	Under $100,000	4.25%	3.75%
	$100,000 to under $250,000	3.50%	3.25%
	$250,000 to under $500,000	2.25%	2.00%
	$500,000 and over[2]	0.00%	0.00%[3]

1    The Distributor will also pay selling group members an annual servicing fee (through a trail commission) of 0.25% of the amount of Class A assets, out of its own assets. Trail commission is paid quarterly, unless other arrangements have been mutually agreed to between the Adviser and the selling group member. For any Class A purchases of $500,000 or more of Category II Funds, the annual servicing fee will not begin to accumulate and pay until the 1st anniversary date of the trade. The Distributor receives a distribution and service fee from the Fund of 0.25% of Class A assets pursuant to the Distribution and Service Plan (12b-1 plan).
2    For purchases in which the account value totals $500,000 or more, there is a CDSC of 1% (on the shares for which a front-end sales charge was not paid) if sold (redeemed) within 1 year of purchase.
3    The Distributor will pay selling group members a sales commission out of its own assets based upon the following tiered schedule of the amount invested in Class A shares of this Category: for Aristotle Small/Mid Cap Equity Fund and Aristotle Small Cap Equity Fund, 1% for $500,000 or more; for Aristotle Core Income Fund, Aristotle High Yield Bond Fund and Aristotle Strategic Income Fund, 1% for $500,000 to $4 million and thereafter 0.50% for amounts over $4 million. Commissions are based on cumulative investments with no annual reset.
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Category III: Aristotle Floating Rate Income Fund and Aristotle Short Duration Income Fund

	Maximum Sales Charge (Load)
Class A	Investment	Front-end Charge	Amount Reallowed to Dealers
	Under $100,000	3.00%	2.50%
	$100,000 to under $250,000	2.25%	1.75%
	$250,000 to under $500,000	1.50%	1.25%
	$500,000 and over[2]	0.00%	0.00%[3]

1    The Distributor will also pay selling group members an annual servicing fee (through a trail commission) of 0.25% of the amount of Class A assets, out of its own assets. Trail commission is paid quarterly, unless other arrangements have been mutually agreed to between the Adviser and the selling group member. For any Class A purchases of $500,000 or more of Category II Funds, the annual servicing fee will not begin to accumulate and pay until the 1st anniversary date of the trade. The Distributor receives a distribution and service fee from the Fund of 0.25% of Class A assets pursuant to the Distribution and Service Plan (12b-1 plan).
2    For purchases in which the account value totals $500,000 or more, there is a CDSC of 1% (on the shares for which a front-end sales charge was not paid) if sold (redeemed) within 1 year of purchase.
3    The Distributor will pay selling group members a sales commission out of its own assets based upon the following tiered schedule of the amount invested in Class A shares of this Category: for Aristotle Floating Rate Income Fund, 1% for $500,000 to $4 million and thereafter; 0.50% for amounts over $4 million and for Aristotle Short Duration Income Fund, 0.75% for $500,000 to $4 million and thereafter 0.50% for amounts over $4 million. Commissions are based on cumulative investments with no annual reset.
Category IV: Aristotle Ultra Short Income Fund

Maximum Sales Charge (Load)
Class A	Investment	Front-end Charge	Amount Reallowed to Dealers
	N/A	None	None

1    The Distributor will pay selling group members an annual servicing fee (through a trail commission) of 0.25% of the amount of Class A assets, out of its own assets. Trail commission is paid quarterly, unless other arrangements have been mutually agreed to between the Adviser and the selling group member. The Distributor receives a distribution and service fee from the Fund of 0.25% of Class A assets pursuant to the Distribution and Service Plan (12b-1 plan).
For All Applicable Funds

		Contingent Deferred Sales Charge (Load) (CDSC)
Class C	Maximum Sales Charge (Load)	Years After Purchase:	CDSC on Shares Being Sold:
	No initial sales charge (load)[1]	1st	1.00%

1    The Distributor will pay selling group members a sales commission and first year servicing fee out of its own assets of 1% of the amount invested. The Adviser will also pay selling group members a sales commission and servicing fee (through a trail commission) out of its own assets of 1.0% of the Class C assets. Trail commission is paid quarterly beginning in the thirteenth month, unless other arrangements have been mutually agreed to between the Adviser and the selling group member. The Distributor receives a distribution fee of 0.75% and a service fee of 0.25% of Class C assets from the Fund pursuant to the Distribution and Service Plan (12b-1 Plan). Class C shares automatically convert to Class A shares after a holding period of six years.

Class I	Maximum Sales Charge (Load)	Contingent Deferred Sales Charge (Load) (CDSC)
	No initial sales charge (load)[1]	None

1    There is no front-end or trail commission.

Class I-2	Maximum Sales Charge (Load)	Contingent Deferred Sales Charge (Load) (CDSC)
	No initial sales charge (load)[1]	None
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1    There is no front-end or trail commission.

Class R6	Maximum Sales Charge (Load)	Contingent Deferred Sales Charge (Load) (CDSC)
	No initial sales charge (load)[1]	None

1    There is no front-end or trail commission.
Each Fund receives the entire NAV of all its shares sold. The Distributor receives the applicable sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above tables. Upon notice to all dealers with whom it has sales agreements, the Distributor does not keep these sales charges for profit but may reallow to dealers up to the full applicable sales charge, as shown in the above table, or may establish other sales programs during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels.
In certain cases described in the Prospectus, the CDSC is waived on redemptions of Class A or Class C shares for certain classes of individuals or entities on account of (i) the fact that the Fund’s sales-related expenses are lower for certain of such classes than for classes for which the CDSC is not waived, (ii) waiver of the CDSC with respect to certain of such classes is consistent with certain policies under the Code concerning the favored tax treatment of accumulations, or (iii) with respect to certain of such classes, considerations of fairness, and competitive and administrative factors.
[The Distributor did not retain any amount in sales charges during the fiscal year ended March 31, 2025.]
Distribution and Service Plan for Class A and Class C Shares
Pursuant to the Class A and Class C Distribution and Service Plan (the “Plan”), in connection with the distribution of Shares of the Trust and in connection with services rendered to the shareholders of the Trust and the maintenance of shareholder accounts, the Distributor receives certain distribution and/or servicing fees from the Funds. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees shall be paid with respect to services rendered and expenses borne in the past with respect to the Shares as to which no distribution and servicing fees were paid on account of such limitations. The Distributor pays (i) all or a portion of the distribution fees it receives from the Funds to selling group members, and (ii) all or a portion of the servicing fees it receives from the Funds to selling group members, certain banks and other financial intermediaries, in both cases subject to compensation schedules which is based on the amount of Shares held by customers of such brokers, banks or other financial intermediaries.
The Distributor makes distribution and servicing payments to selling group members, certain banks and other financial intermediaries in connection with the sale of Shares. In the case of Class C shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except for Class A shares in cases where such shares are sold without a front-end sales charge (although the Adviser may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class I shares and Class R6 shares, no dealer compensation, marketing support payments, or sub-transfer agency fees are paid from Fund assets on sales of Class I shares and Class R6 shares. Pursuant to the Distribution Agreement with the Trust, with respect to each Fund’s Shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.
The Plan was adopted pursuant to Rule 12b-l under the 1940 Act. The Plan is the type known as “compensation” plan. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor’s expenses. The Distributor does not retain Rule 12b-1 fees for profit. Instead, it holds these fees in retention for present and future distribution related expenses. The Adviser compensates the Distributor for certain distribution related activities. The distribution and service fees applicable to the Shares typically are spent by the Distributor on any activities or expenses primarily intended to result in the sale of Shares, including, but not limited to, costs of payments, including incentive compensation to, the employees of, agents for, and consultants to the Distributor or any other broker-dealers that engage in distribution of Shares; payments made to, and expenses of, persons who provide support services in connection with the distribution of a Fund’s shares or maintenance of shareholder accounts, including without limitation personnel, office space and equipment, telephone facilities, processing shareholder transactions, and any other shareholder transactions; costs relating to the formulation and implementation of marketing and promotional activities, including without limitation direct mail promotions and television, radio, newspaper, magazine, and other mass media advertising; costs of printing and distributing prospectuses, statements of additional information, and reports of the Funds to prospective shareholders of a Fund; costs of preparing, printing, and distributing sales literature pertaining to a Fund; and costs involved in obtaining information, analyses, and reports with respect to marketing and promotional activities.
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The Distributor makes payments to brokers who have selling agreements with the funds (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

	Servicing Fee	Distribution Fee
Class A1	up to 0.25%[1]	up to 0.25%[1]
Class C	0.25%	0.75%
Class I, Class I-2 and Class R6[2]	None	None

1    Class A shares bear a 0.25% distribution and service fee. Any or all of that fee may be used entirely for servicing or distribution. The total servicing and distribution fee will never exceed 0.25%.
2    Class I, Class I-2 and Class R6 shares do not charge service or distribution fees.
In addition, the Adviser from time to time may pay marketing support or other fees or incentives to selected selling group members in connection with the sale or servicing of any class of shares of the Funds, except for Class I shares and Class R6 shares of the Funds. On some occasions, such bonuses, fees or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds together or a particular class of shares, during a specific period of time. The Trust, AIS or its affiliates may also pay selling group members and other intermediaries for transfer agency and other services provided through omnibus account arrangements or networked accounts.
The Plan will be terminated with respect to any Fund or any class to which the Plan relates by vote of the Trustees, by vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the “Rule 12b-1 Trustees”), or by vote of a majority of the outstanding shares of the Fund, or the relevant class of that Fund. Any change in any Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates must be approved by (i) a vote of a majority of the outstanding shares of the affected class(es) of that Fund, and (ii) a majority of both the Trust’s Board and the Rule 12b-1 Trustees. The Distributor is required to submit to the Trustees quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Plan can be amended by (i) a vote of a majority of the outstanding shares of the class(es) of shares of the Fund affected, if required under Rule 12b-1 and (ii) vote of the Rule 12b-1 Trustees. As long as the Plan are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Independent Trustees.
The Plan shall continue in full force and effect as to each of the Class A and the Class C shares of the Funds for so long as such continuance is specifically approved at least annually.
If a Plan is terminated (or not renewed) with respect to one or more Funds or classes of shares, it will continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).
For the fiscal year ended March 31, 2025, the Trust paid the Distributor the following with respect to the Funds:

Fund	Distributor Fees Paid
Aristotle Core Bond Fund	$[ ]
Aristotle Core Equity Fund	$[ ]
Aristotle Core Income Fund	$[ ]
Aristotle Floating Rate Income Fund	$[ ]
Aristotle Growth Equity Fund	$[ ]
Aristotle High Yield Bond Fund	$[ ]
Aristotle International Equity Fund	$[ ]
Aristotle Portfolio Optimization Aggressive Growth Fund	$[ ]
Aristotle Portfolio Optimization Conservative Fund	$[ ]
Aristotle Portfolio Optimization Growth Fund	$[ ]
Aristotle Portfolio Optimization Moderate Conservative Fund	$[ ]
Aristotle Portfolio Optimization Moderate Fund	$[ ]
Aristotle Short Duration Income Fund	$[ ]
Aristotle Small Cap Equity Fund	$[ ]
Aristotle Small/Mid Cap Equity Fund	$[ ]
Aristotle Strategic Income Fund	$[ ]
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Fund	Distributor Fees Paid
Aristotle Ultra Short Income Fund	$[ ]
Aristotle Value Equity Fund	$[ ]
Aristotle/Saul Global Equity Fund	$[ ]
The Trustees believe that the Plan will provide benefits to the Trust. The Trustees believe that the Plan will result in greater sales and/or fewer redemptions of Fund shares, although it is impossible to know for certain the level of sales and redemptions of Fund shares that would occur in the absence of the Plan or under alternative distribution and servicing schemes. Although the Trust’s expenses are essentially fixed, the Trustees believe that the effect of the Plan on sales and/or redemptions may benefit the Funds by reducing Fund expense ratios and/or by affording greater flexibility to Managers. From time to time, expenses of the Distributor incurred in connection with the sale of any class of shares of the Funds, and in connection with the servicing of shareholders of the Funds and the maintenance of shareholder accounts, may or may not exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts or profits, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to each class of shares.
Independent financial intermediaries unaffiliated with Aristotle or its affiliates may perform administrative services and/or transfer agency functions with respect to applicable clients whose assets may be invested in the Funds. These administrative services and transfer agency functions, normally provided by the Trust’s Administrator or the Funds’ transfer agent and/or sub-administrator (“Service Providers”) directly to Fund shareholders, may include, among other services, acting as shareholder of record, processing purchase and redemption orders, answering questions, establishing and maintaining individual account records (e.g., sub-accounting, cost basis reporting, beneficial owner account statements), and delivering account statements, applicable tax forms, and proxy materials to beneficial owners. Aristotle may pay these amounts out of its own resources to compensate or reimburse such unaffiliated entities for the provision of these services and functions, which Aristotle or the Funds’ Service Providers normally would perform.
Distribution and Servicing Arrangements
The Adviser or an affiliate may pay expense allowances and reimbursements and training allowances. Such payments may offset the selling group member’s expenses in connection with activities that it would be required to perform in any event, such as educating personnel and maintaining records. The Adviser may also make payments to certain firms that sell shares of the funds in connection with client maintenance support, statement preparation and transaction processing. The types of payments the Adviser may make include, among others, payment of ticket charges per purchase or exchange orders placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or payments for ancillary services such as setting up funds on a firm’s mutual fund trading system. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.
The Adviser or its affiliates may provide financial assistance to firms that enable the Adviser to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the FINRA. The Adviser may make payments for entertainment events they deem appropriate, subject to the Adviser’s guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
The Adviser and its affiliates may have other relationships with firms relating to the provisions of services to the funds, such as providing omnibus account services, transaction services, or effecting portfolio transactions for funds. If a firm provides these services, the investment adviser or the funds may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the investment adviser or its affiliates that are not related to the funds.
Portfolio managers may, from time to time, bear all or a portion of the expenses of conferences or meetings sponsored by AIS that are attended by, among others, registered representatives of the Adviser, who would receive information and/or training regarding the Funds of the Trust and their management by the Managers. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of AIS or the officers and Trustees of the Trust, and spouses/guests of the foregoing. The Trust’s Board may hold meetings concurrently with such a conference or meeting. The Trust pays for the expenses of the meetings of its Board, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by AIS. Additional expenses and promotional items may be paid for by AIS and/or Managers.
Purchases, Redemptions, Exchanges and Conversions
Purchases, exchanges, and redemptions of Class A, Class C, Class I, Class R6 and Class I-2 shares are discussed in the Prospectus and that information is incorporated herein by reference.
The Funds have adopted a policy with respect to limitations on exchanges which is discussed in the Prospectus.
Shares of any Fund are redeemed on any day the Trust is open for business upon receipt of a request for redemption. Redemptions are effected at the per share NAV next determined after receipt of the redemption request, pursuant to the timing discussed in further detail in the Prospectus. Redemption proceeds will ordinarily be paid within three days following receipt of instructions in proper form, or sooner, if required by law. However, the Trust has the right to take up to seven days to pay redemption proceeds. The Trust
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reserves the right to suspend the right of redemption of shares of any Fund and postpone payment for more than seven days for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which makes payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the security holders of a Fund; or (iv) at any other time when a Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, a Fund may pay the redemption price in whole or in part by a distribution in kind of securities from a Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.
Certain managed account clients of AIS or its affiliates may purchase shares of a Fund. To avoid the imposition of duplicative fees, AIS or its affiliates may be required to make adjustments in the management fees charged separately by AIS or the affiliate to these clients to offset the generally higher level of management fees and expenses resulting from a client’s investment in the Fund.
As described in the Prospectus, a shareholder may exchange shares of a Fund for shares of the same class of any other available Fund without paying any additional sales charge. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in the Class C shares of an available Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another available Fund, the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder’s investment in the first Fund.
With respect to Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made. For additional information regarding exchanges and permitted exchanges, please see the Prospectus.
Orders for exchanges received after the close of regular trading on the NYSE on any business day will be executed at the respective NAVs determined at the close of the next business day.
An excessive number of exchanges may be disadvantageous to a Fund. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12-month period or in any calendar month. The Trust reserves the right to modify or discontinue the exchange privilege at any time.
Class A or Class C shares of a Fund held by or through a financial intermediary may be converted to a share class of the same Fund that is eligible for fee-based programs (e.g., Class I-2 or Class I) by the intermediary. In addition, Class C shares of a Fund held by or through a financial intermediary may be converted to Class A shares of the same Fund at NAV (without an initial sales charge) by the intermediary. In some instances, a financial intermediary may convert shares of a Fund in a share class that is eligible for fee-based programs (e.g., Class I-2 or Class I) to shares of a Fund in a share class that is eligible for a brokerage account program (e.g., Class A at NAV or an eligible no-load share class, as applicable) where the advisory arrangement is terminated but the relationship as a brokerage client with the financial intermediary continues. To be eligible for such a conversion, the financial intermediary must: (i) initiate the conversion; (ii) hold shares on behalf of investors who meet all eligibility requirements for the share class into which the shareholder is being converted (Class I-2 shares or Class A shares), as described in the Prospectus and this SAI; (iii) structure the conversion as a non-taxable conversion; and (iv) provide such additional information as may be requested by the Distributor or Fund, including a written certification that the financial intermediary meets all eligibility requirements for the conversion. Orders for conversions accepted prior to the close of trading on the NYSE on any day the Trust is open for business will be executed at the respective NAVs determined as of the close of business that day. Orders for conversions accepted after the close of trading on the NYSE on any business day will be executed at the respective NAVs determined at the close of the next business day. Once an approved financial intermediary has completed an initial conversion of accounts pursuant to this process, that financial intermediary may subsequently convert additional eligible accounts. Shareholders should consult their financial firm for more information about the conditions under which their accounts may be converted. Shareholders should consult their tax advisers regarding any federal, state and other tax consequences of a conversion. This policy applies to all financial intermediaries authorized to sell Fund shares.
The Trust, on behalf of each Fund, has made an election pursuant to Rule 18f-1 under the 1940 Act committing each Fund to pay in cash any request for redemption received during any 90-day period of up to the lesser of (1) $250,000 or (2) 1% of the Fund’s NAV at the beginning of the period. This election is irrevocable without prior approval by the SEC. Subject to that commitment, the Trust has adopted a process under which it may make redemptions-in-kind to shareholders. Under this process, a Fund generally may make redemptions in-kind, provided that: (a) the redemption-in-kind is effected at approximately the shareholder’s pro-rata share of the distributing Fund’s current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (b) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund’s NAV; (c) the redemption-in-kind is consistent with the Fund’s Prospectus and SAI; and (d) neither the shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities. The Trust has elected to retain the ability to redeem affiliated persons in-kind upon approval of the affiliated person’s written request and for affiliated and non-affiliated persons when AIS deems it to be appropriate. An “affiliated person” for purposes of this redemptions-in-kind process is defined as a shareholder who holds 5% or more of all outstanding voting shares of that Fund, or any other shareholder that may be deemed to be an “affiliated person” under Section 2(a)(3) of the 1940 Act.
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Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to close an account and redeem shares if the account does not have a value of at least the minimum initial investment. The Prospectus may set different minimum account balances for one or more classes from time to time depending upon the Trust’s current policy. The Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by its Board.
The Distributor may have an agreement with certain financial intermediaries (“Intermediary”) that permits the Intermediary to accept orders on behalf of the Trust in accordance with the Prospectus (“Proper Form”), currently prior to the close of the NYSE, which usually closes at 4:00 p.m. Eastern time. Such agreements typically include authorization for the Intermediary to designate other financial intermediaries (“Sub-Designees”) to accept orders on behalf of the Trust on the same terms that apply to the Intermediary (each an “Authorized Agent”). If the Intermediary or, if applicable, its Sub-Designee, receives an order in Proper Form, and such order is transmitted to the Trust in accordance with the agreement between the Distributor and the Intermediary, then the Trust will price the order at the Fund’s next NAV calculated after such Intermediary or, if applicable, its Sub-Designee, received such order.
If you are investing indirectly in the Funds through an Intermediary such as a broker-dealer, a bank (including a bank trust department), an investment adviser, an administrator, or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Funds for trading on behalf of its customers, different guidelines, conditions, and restrictions may apply than if you held your shares of the Funds directly. These differences may include but are not limited to: (i) different eligibility standards to purchase and sell shares; (ii) different standards to effect transactions by telephone; (iii) inability to offer certain privileges, such as a Letter of Intent, preauthorized investment programs, systematic withdrawal plan, etc.; or (iv) inability to link accounts held through different Intermediaries for rights of accumulation. The Intermediary through which you are investing may also charge transaction or other fees, including service fees, for maintaining your account. Consult with your Intermediary to determine what fees, guidelines, conditions, limitations and/or restrictions, including any of the foregoing, are applicable to you.
Conversion of Class C Shares into Class A Shares
The automatic conversion of Class C shares into Class A shares after six years is discussed in the applicable Prospectus and that information is incorporated herein by reference. Your ability to have Class C shares in accounts held through a financial intermediary automatically convert to Class A shares may be limited due to operational limitations at your financial intermediary, and specific intermediaries may have different policies and procedures regarding the conversion of Class C shares to Class A shares including a different conversion schedule or different eligibility requirements. Please contact your financial intermediary for additional information.
Other Conversions
Pursuant to the Multi-Class Plan, each class of shares of a Fund shall have any additional conversion features as specified in the applicable Prospectus or in any resolution duly adopted by the Board.
PERFORMANCE INFORMATION
From time to time, the Trust may make available certain information about the performance of some or all of the classes of shares of some or all of the Funds. Information about a Fund’s performance is based on that Fund’s record to a recent date and is not intended to indicate future performance.
The total return of classes of shares of Funds may be included in advertisements or other written material. When a Fund’s total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund, or for other periods as permissible under applicable regulation, as more fully described below. For periods prior to the initial offering date of a particular class of shares, total return presentations for the class will be based on the historical performance of an older class of the Fund (if any) restated to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1 and servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance of the newer class which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Fund’s advertisements may also show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at NAV). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.
The Trust may also provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class NAV per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than a Fund’s actual net investment income for that period.
Performance information is computed separately for each class of a Fund. The Trust may, from time to time, include the yield and total return for each class of shares of all of the Funds in advertisements or information furnished to shareholders or prospective
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investors. Each Fund may from time to time include in advertisements the ranking of the Fund’s performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services or other firms as having the same investment goals. Information provided to any newspaper or similar listing of a Fund’s NAV and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their prospectus and statement of additional information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.
Performance information for a Fund often is compared in advertisements, sales literature, and reports to shareholders to (i) various indices so that investors may compare a Fund’s results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services Inc., Morningstar or another independent research firm which ranks mutual funds by overall performance, investment goals, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and/or (iii) the CPI (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices typically assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.
The Trust may use, in its advertisements and other information, data concerning the projected cost of a college education in future years based on current or recent costs of college and an assumed rate of increase for such costs.
In its advertisements and other materials, a Fund may compare the returns over periods of time of investments in equities, debt and treasury bills to each other and to the general rate of inflation.
A Fund may also compare the relative historic returns and range of returns for an investment in each of equities, debt and treasury bills to a fund that blends all three investments.
A Fund may use in its advertisement and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years.
A Fund may set forth in its advertisements and other materials information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans.
Articles or reports which include information relating to performance, rankings and other characteristics of the Funds may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron’s, Pensions and Investments, Forbes, Smart Money, The New York Times, Kiplinger’s Personal Finance, Fortune, Money Magazine, Morningstar and Lipper. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Trust. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds.
From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar amount invested in one or more of the Funds over a specified period of time and may use charts and graphs to display that growth.
TAXATION
The following summarizes certain additional U.S federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of a Fund. The discussion is based upon current provisions of the Code, existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the U.S. federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, local, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
Each Fund intends to qualify annually and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. To be taxed as a RIC, each Fund electing to be a RIC generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income Test”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund’s assets is represented by cash, U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns 20% or more voting stock interest, in the securities of any one issuer (other than U.S. government securities or the securities of other RICs) or in two or more controlled issuers in the same or similar trades or businesses or in certain publicly traded partnerships; and (c) distribute (or be deemed to distribute pursuant to the consent dividend procedure described below) each taxable year dividends of an amount at least equal to the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest,
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net of expenses allocable thereto. The U.S. Treasury is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.
As a RIC, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and available capital loss carryovers from prior years) reported by a Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund electing to be a RIC intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. Each Fund may utilize the consent dividend provisions of the Code to make deemed distributions. Provided that all shareholders agree in a consent filed with the return of each Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution and taxed just as any other distribution paid in money and reinvested back into each Fund with a corresponding increase in cost basis for the shareholder. Any taxable income including any net capital gain retained by a Fund will be subject to tax at the Fund level at regular corporate rates. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, a Fund subject to the excise tax must distribute (or be deemed to have distributed) during each calendar year an amount at least equal to the sum of, (i) 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, (ii) 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed or taxed to the Fund during such years. To avoid application of the excise tax, each Fund subject to the excise tax intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders (other than those not subject to U.S. federal income tax) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.
In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares; any amounts distributed in excess of such basis will be taxable to the shareholder in the same manner as a sale or exchange of such shares.
The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. No Fund undertakes any obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from the use of such capital loss carryovers. As of the fiscal year ended March 31, 2025, the Funds had the following capital loss carryovers:
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Unlimited Period of Net Capital Loss Carryover
Fund	Short Term	Long Term	Accumulated Capital Loss Carryover
Aristotle Core Bond Fund	[ ]	[ ]	[ ]
Aristotle Core Equity Fund	[ ]	[ ]	[ ]
Aristotle Core Income Fund	[ ]	[ ]	[ ]
Aristotle Floating Rate Income Fund	[ ]	[ ]	[ ]
Aristotle Growth Equity Fund	[ ]	[ ]	[ ]
Aristotle High Yield Bond Fund	[ ]	[ ]	[ ]
Aristotle International Equity Fund	[ ]	[ ]	[ ]
Aristotle Portfolio Optimization Aggressive Growth Fund	[ ]	[ ]	[ ]
Aristotle Portfolio Optimization Conservative Fund	[ ]	[ ]	[ ]
Aristotle Portfolio Optimization Growth Fund	[ ]	[ ]	[ ]
Aristotle Portfolio Optimization Moderate Conservative Fund	[ ]	[ ]	[ ]
Aristotle Portfolio Optimization Moderate Fund	[ ]	[ ]	[ ]
Aristotle Short Duration Income Fund	[ ]	[ ]	[ ]
Aristotle Small Cap Equity Fund	[ ]	[ ]	[ ]
Aristotle Small/Mid Cap Equity Fund	[ ]	[ ]	[ ]
Aristotle Strategic Income Fund	[ ]	[ ]	[ ]
Aristotle Ultra Short Income Fund	[ ]	[ ]	[ ]
Aristotle Value Equity Fund	[ ]	[ ]	[ ]
Aristotle/Saul Global Equity Fund	[ ]	[ ]	[ ]
If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends which generally are taxable to shareholders as ordinary income (except to the extent that they are “qualified dividends”), even though those distributions might otherwise, at least in part, have been treated in the shareholders’ hands as long-term capital gains. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets in order to qualify as a RIC in a subsequent year.
Distributions
All dividends and distributions of a Fund, regardless of whether received in shares or cash, generally are taxable and must be reported on each shareholder’s U.S. federal income tax return. Dividends paid from a Fund’s investment company taxable income (which includes any net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will generally not be subject to U.S. federal income tax to the extent permitted under the applicable tax exemption.
Dividends paid by a Fund may be eligible for the corporate dividends received deduction to the extent derived from dividends received by a Fund from a domestic corporation and assuming certain holding period and other requirements are satisfied. Because many companies in which certain Funds invest do not pay significant dividends on their stock, such Funds will generally not derive significant amounts of qualified dividend income that would be eligible for the corporate dividends received deduction.
Distributions of net capital gains, if any, properly reported as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held the shares and are not eligible for the corporate dividends received deduction. Any distributions that are not from a Fund’s investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain. The tax treatment of dividends and distributions will be the same regardless of whether a shareholder reinvests them in additional shares or elects to receive them in cash.
Current tax law generally provides for a maximum long-term capital gains tax rate for individual taxpayers of either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts on long-term capital gains and on certain qualified dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately report distributions of
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any qualifying long-term capital gains or qualified dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a holding period of more than 60 days with respect to any distributions of qualified dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in REITs, bonds, and other debt instruments and swaps generally will not qualify for the lower rates. Further, because many companies in which certain Funds invest do not pay significant dividends on their stock, such Funds will not generally derive significant amounts of qualified dividend income that would be eligible for the lower rate on qualified dividends.
Certain distributions reported by a Fund as Section 163(j) interest dividends may be eligible to be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
For any traditional IRA account that becomes dormant and subject to escheatment under state unclaimed property law, the IRS requires reporting of the amount escheated on IRS Form 1099R and income tax withholding at the time of escheatment in accordance with any prior withholding election or at 10%, if no prior withholding election is in place.
A Portfolio Optimization Fund will not be able to offset gains distributed by one Underlying Fund in which it invests against losses in another Underlying Fund in which such Portfolio Optimization Fund invests. Capital losses of an Underlying Fund will not offset capital gains (if any) of a Portfolio Optimization Fund. Redemptions of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could also cause additional distributable gains to shareholders of a Portfolio Optimization Fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Portfolio Optimization Fund. Further, a portion of losses on redemptions of shares in the Underlying Funds may be deferred indefinitely under the wash sale rules. As a result of these factors, the use of the fund-of-funds structure by the Portfolio Optimization Funds could therefore affect the amount, timing and character of distributions to shareholders. It is expected that the Portfolio Optimization Funds can elect to pass through to the extent passed through from the Underlying Funds, the ability to claim foreign tax credits or deductions, and such Funds may also be eligible to elect to pass-through any potential benefit from income from certain federal obligations (that may be exempt from state tax). However, even if a Fund qualifies to make such election for any year, it may determine not to do so.
Sales of Shares
Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.
If, within 90 days after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares before January 31 of the calendar year following the calendar year in which the original stock was disposed of at a reduced (or without any) sales charge pursuant to a right acquired with the original shares, then the shareholder may not take the original sales charge into account in determining the shareholder’s gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder’s tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.
Each Fund (or its administrative agent) is required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.
Backup Withholding
Each Fund may be required to withhold tax at the current rate of 24% from all taxable distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required
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certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal tax liability.
Options, Futures and Forward Contracts, and Swap Agreements
The diversification requirements applicable to each Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options, futures and forward contracts, and swap agreements. Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be “Section 1256 contracts.” Any gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (60/40) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.
Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the amount, timing and character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to the Funds are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.
A Fund may make one or more of the elections available under the Code that is applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.
Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.
Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a RIC might be affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in swap agreements.
The qualifying income and diversification requirements applicable to a Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.
Short Sales
Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Short sales may also be subject to the “Constructive Sales” rules, discussed below.
Debt Obligations at Risk of Default
Investments in debt obligations that are at risk of or in default present tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund in order to ensure that it distributes sufficient income to preserve its status as a RIC.
Qualified Business Income Deduction
Distributions by a Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a U.S. federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by the Fund from REITs, to the extent such dividends are properly reported as such by the RIC in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.
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Subject to future regulatory guidance to the contrary, distributions attributable to certain publicly traded partnership income from a Fund’s investments in publicly traded partnerships will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from a publicly traded partnership.
Passive Foreign Investment Companies
The Funds may invest in the stock of foreign corporations, which may be classified under the Code as PFICs. In general, a foreign corporation is classified as a PFIC for a taxable year if 75% or more of its gross income is passive income as defined in Section 1297 of the Code, or if 50% or more of the value of its assets either produce or are held for the production of passive income. If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by a Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.
A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions would not apply. Alternatively, another election may be available that would involve marking to market the Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. Each Fund’s intention to qualify annually as a RIC may limit its elections with respect to PFIC shares.
Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.
Investments in the Underlying Funds
Because the Portfolio Optimization Funds’ will normally invest all of its assets in shares of the Underlying Funds, its distributable income and gains will normally consist substantially of distributions from the Underlying Funds and gains and losses on the disposition of shares of the Underlying Funds. To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, the Portfolio Optimization Funds will not be able to benefit from those losses until and only to the extent that (i) the underlying fund realizes gains that it can reduce by those losses, or (ii) the Portfolio Optimization Funds recognize its share of those losses (so as to offset distributions or capital gains from other Underlying Funds) when it disposes of shares of the Underlying Funds in a transaction qualifying for sale or exchange treatment. Moreover, even when the Portfolio Optimization Funds do make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Portfolio Optimization Funds will not be able to offset any capital losses from its dispositions of Underlying Fund shares against its ordinary income (including distributions deriving from net short-term capital gains realized by an Underlying Fund).
In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the Portfolio Optimization Funds’ sales of Underlying Fund shares that have generated losses. A wash sale occurs if shares of an Underlying Fund are sold by the Portfolio Optimization Funds at a loss and the Portfolio Optimization Funds acquire additional shares of that same Underlying Fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Portfolio Optimization Funds’ hands on sales of Underlying Fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.
As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gain that the Portfolio Optimization Funds will be required to distribute to shareholders will be greater than such amounts would have been had the Portfolio Optimization Funds invested directly in the securities held by the Underlying Funds, rather than investing in shares of the Underlying Funds. For similar reasons, the amount or timing of distributions from the Portfolio Optimization Funds qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying Funds.
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If the Portfolio Optimization Funds were to own 20% or more of the voting interests of an Underlying Fund, subject to a safe harbor in respect of certain fund of funds arrangements, the Portfolio Optimization Funds would be required to “look through” the Underlying Fund to its holdings and combine the appropriate percentage (as determined pursuant to the applicable Treasury Regulations) of the underlying fund’s assets with the Fund’s assets for purposes of satisfying the 25% diversification test described above.
If the Portfolio Optimization Funds receive dividends from an Underlying Fund, and the Underlying Fund reports such dividends as qualified dividend income, then the Portfolio Optimization Funds are permitted, in turn, to report a portion of its distributions as “qualified dividend income,” provided the Portfolio Optimization Funds meet the holding period and other requirements with respect to shares of the Underlying Fund.
If the Portfolio Optimization Funds receive dividends from an Underlying Fund, and the Underlying Fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided the Portfolio Optimization Funds meet the holding period and other requirements with respect to shares of the Underlying Fund.
If an Underlying Fund in which the Portfolio Optimization Funds invest elects to pass through tax credit bond credits to its shareholders, then the Portfolio Optimization Funds are permitted in turn to elect to pass through its proportionate share of those tax credits to its shareholders, provided that the Portfolio Optimization Funds meet the shareholder notice and other requirements.
If at the close of each quarter of the Portfolio Optimization Funds’ taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the Portfolio Optimization Funds will be a “qualified fund of funds.” In that case, the Portfolio Optimization Funds are permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the Portfolio Optimization Funds in respect of foreign securities held directly by the Portfolio Optimization Funds or by an Underlying Fund in which its invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Portfolio Optimization Funds will be eligible to claim a tax credit or deduction for such taxes. However, even if the Portfolio Optimization Funds qualifies to make such election for any year, it may determine not to do so. In addition, the Portfolio Optimization Funds are permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from Underlying Funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any.
Foreign Currency Transactions
Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.
Foreign Taxation
Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, or at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other RICs, a Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by a Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. However, even if a Fund qualifies to make such election for any year, it may determine not to do so. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. No credit may be claimed by a shareholder with respect to Fund shares that have been held less than 16 days. Each shareholder will be notified whether the foreign taxes paid by the Fund will “pass-through” for that year.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders of the Fund. In that case, gains from the sale of securities may be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables may be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. For individuals, their foreign taxes generally are not deductible in computing alternative minimum taxable income.
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Commodity-Linked Instruments
The Fund’s use of commodity-linked instruments can bear on or be limited by the Fund’s intention to qualify as a RIC. Income and gains from certain commodity-linked instruments does not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked instruments in which the Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If the Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other non-qualifying income, caused the Fund’s non-qualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.
Original Issue Discount and Market Discount
Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the OID is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high yield/high risk corporate debt securities may be treated as a dividend for U.S. federal income tax purposes. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.
Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or as OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.
If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is generally “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included in ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”
Each Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by a Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.
Real Estate Investment Trusts (“REITs”)
The Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like RICs, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.
REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. In addition, ordinary income distributions from a REIT generally do not qualify for the lower rate on “qualifying dividends,” although individuals receive REIT ordinary dividends as described above. Distributions in excess of a REIT’s earnings and profits are reported as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Funds intend to include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be reported as a return of capital.
REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV.
Mortgage-Related Securities
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The Funds may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a RIC investing in such interests may not be a suitable investment for charitable remainder trusts (“CRTs”).
Excess Inclusion Income
Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. The Fund’s direct or indirect investments in REITs, REMICs, taxable mortgage pools or other investments may cause the Fund to recognize “excess inclusion income.”
Depending on the circumstances, the Fund may allocate the excess inclusion income among Fund shareholders. Such excess inclusion income may: (i) constitute taxable income as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations,” as defined by the Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust. To the extent a Fund’s “excess inclusion income” is attributable to a charitable remainder trust, the Fund is subject to tax on the portion of “excess inclusion income” that is so attributable at the 21% corporate income tax rate, and the Fund may allocate the tax paid on the “excess inclusion income” attributable to the charitable remainder trust or other tax-exempt shareholder to such trust or shareholder. Such election would reduce such shareholders’ distributions for the year by the amount of the tax attributable to such shareholders’ proportionate interests in the Fund.
Constructive Sales
Under certain circumstances, a Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.
Non-U.S. Shareholders
Withholding of Income Tax on Dividends: Dividends paid (including distributions of any net short-term capital gains) on shares beneficially held by a person who is a “foreign person” within the meaning of the Code are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if the dividends are effectively connected with the conduct by a beneficial holder of a trade or business in the United States, the dividend will generally be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will generally not be subject to withholding of U.S. federal income tax.
Dividends that are properly reported by a Fund as interest-related dividends or short-term capital gain dividends attributable to certain U.S. source interest or short-term capital gains received by a Fund may not be subject to U.S. federal income tax when received by certain foreign shareholders, provided the Fund properly reports such amounts and certain conditions are met. However, it is not anticipated that a substantial portion of the income and gains of the Funds will be eligible for this potential exemption from withholding. Additionally, depending on the circumstances, a Fund may report all, some or none of such Fund’s potentially eligible dividends as eligible for this potential exemption.
Income Tax on Sale of a Fund’s shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a trade or business in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.
A Fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Treasury of
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U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
Under the Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”), a foreign shareholder is subject to withholding tax in respect of a disposition of a U.S. real property interest and any gain from such disposition is subject to U.S. federal income tax as if such person were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If the Fund is a “United States real property holding corporation” within the meaning of the Code and is not domestically controlled, any gain realized on the sale or exchange of Fund shares by a foreign shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of Fund shares would be FIRPTA gain. A Fund will be a “United States real property holding corporation” if, in general, 50% or more of the fair market value of its assets consists of U.S. real property interests, including stock of certain U.S. REITs.
The Code provides a look-through rule for distributions of FIRPTA gain by a RIC if all of the following requirements are met: (i) the RIC is classified as a “qualified investment entity” (which includes a RIC if, in general more than 50% of the RIC’s assets consists of interest in REITs and U.S. real property holding corporations); and (ii) you are a foreign shareholder that owns more than 5% of the Fund’s shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you, to the extent derived from gain from the disposition of a U.S. real property interest, may also be treated as FIRPTA gain, therefore subjecting you to U.S. federal income tax and requiring you to file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign shareholder that is a corporation. Even if a foreign shareholder does not own more than 5% of the Fund’s shares, Fund distributions attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends subject to withholding at a 30% or lower treaty rate.
State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the U.S. federal tax on income referred above.
Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and may be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will generally be imposed at graduated rates as in effect at that time on the total value (less allowable deductions and allowable credits) of the decedent’s property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.
The availability of reduced U.S. taxation pursuant to a treaty or an applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and any applicable treaty or convention.
Other Taxation
Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (qualifying federal obligations). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of the Fund’s dividend distribution that is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.
OTHER INFORMATION
Transfer Agency Services
U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, located at 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202, also serves as the transfer agent and dividend disbursing agent of the Trust (the “Transfer Agent”) pursuant to a Transfer Agent Servicing Agreement among the Trust and U.S. Bank Global Fund Services (the “Transfer Agency Agreement”). Under the Transfer Agency Agreement, the Transfer Agent, among other things, receives and processes all orders for transactions of shares, processes purchase and redemption orders, processes transfers of shares, makes changes to shareholder records, mails shareholder reports and prospectuses to current shareholders, pays dividends and distributions, provides shareholder account information and performs certain shareholder servicing functions. AIS is responsible for compensating the Transfer Agent for the services it provides under the Transfer Agency Agreement.
Custody Services
Pursuant to a Custody Agreement entered into between the Trust and U.S. Bank National Association (the “Custodian”), the Custodian provides asset custody services including safeguarding and controlling the Trust’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Trust’s investments, and maintaining the required books
91

and accounts in connection with such activity. The Custodian will place and maintain foreign assets of the Trust in the care of eligible foreign custodians determined by the Custodian and will monitor the appropriateness of maintaining foreign assets with eligible custodians, which does not include mandatory securities depositories. AIS is responsible for compensating the Custodian for the services it provides under the Custodian Services Agreement.
Capitalization
The Trust is a Delaware statutory trust established pursuant to a Declaration of Trust dated November 29, 2022. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value. The Board may establish additional Funds (with different investment goals and fundamental policies) and additional classes of shares within each Fund at any time in the future without approval of shareholders. Establishment and offering of additional Funds will not alter the rights of the Fund’s shareholders. When issued, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of that Fund.
Shareholder and Trustee Liability
Under the Trust’s organizational documents, shareholders may not be held personally liable for the liabilities and obligations of any Fund or the Trust. A shareholder of any Fund held to be personally liable solely by reason of being a shareholder of such Fund and not because of his or her acts or omissions or for some other reason, shall be held harmless and indemnified out of the applicable Fund’s assets for all loss and expense arising from such liability.
In addition, the Trust’s organizational documents, the Trustees and the officers of the Trust shall be advanced expenses, held harmless and indemnified in certain circumstances in connection with their service to the Trust. However, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard. In addition, the Trust has entered into an agreement with each Trustee which provides that the Trust will indemnify and hold harmless each Trustee against any expenses reasonably incurred by any Independent Trustee in any proceeding arising out of or in connection with the Trustee’s services to the Trust to the fullest extent authorized by its organizational documents, state law, the 1940 Act and 1933 Act.
Control Persons and Principal Holders of Securities
Generally, a shareholder who owns more than 25% of the outstanding shares of a Fund could be deemed to “control” the voting securities of the particular Fund, as such term is defined in the 1940 Act.
With respect to the Underlying Funds. Any Portfolio Optimization Fund owning more than 25% of an Underlying Fund could be deemed to control the voting securities of the particular Underlying Fund. However, each of the Portfolio Optimization Funds would exercise voting rights attributable to any shares of an Underlying Fund owned by it in accordance with the proxy voting policies established by the Fund. See the “How Shares will be voted by the Portfolio Optimization Funds” sub-section of the “Proxy Voting Policies and Procedures” section of this SAI for more information.
The following tables contain information about the control persons and principal shareholders of the Funds as of [ ].

Name and Address	% Ownership	Type of Ownership
Aristotle Core Bond Fund
Class I
PACIFIC LIFE INSURANCE COMPANY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	[ ]	RECORD
ESG BOND PORTFOLIO 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	[ ]	RECORD
PSF ESG DIVERSIFED GROWTH PORTFOLIO 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	[ ]	RECORD
Class I-2
PACIFIC LIFE INSURANCE COMPANY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	[ ]	RECORD
Aristotle Core Equity Fund
Class A
92

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
US BANK NA CUST STEVEN M WISE IRA C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
US BANK NA CUST BETH A DORMAN BENE OF THE MARY JOAN DORMAN IRA C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
Class I
ARISTOTLE PORTFOLIO OPTIMIZATION GROWTH 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
Class I-2
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS OF MSSB 1 NEW YORK PLAZA 12TH FLOOR NEW YORK NY 10004-1965	[ ]	RECORD
Aristotle Core Income Fund
Class A
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
93

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
Class C
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS OF MSSB 1 NEW YORK PLAZA 12TH FLOOR NEW YORK NY 10004-1965	[ ]	RECORD
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
94

Class I
EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION GROWTH 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION CONSERVATIVE 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
Class I-2
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS OF MSSB 1 NEW YORK PLAZA 12TH FLOOR NEW YORK NY 10004-1965	[ ]	RECORD
MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	[ ]	RECORD
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
95

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
Aristotle Floating Rate Income Fund
Class A
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC 5OR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
Class C
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
96

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
AMERIPRISE FINANCIAL SERVICES LLC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	[ ]	RECORD
Class I
SEI PRIVATE TRUST COMPANY C/O MELLON BANK ID XXX ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
CAPINCO C/O US BANK NA 1555 N RIVERCENTER DRIVE STE 302 MILWAUKEE WI 53212-3958	[ ]	RECORD
SAXON & CO FBO XXXXX P O BOX 7780-1888 PHILADELPHIA PA 19182-0001	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
MAC & CO A/C XXXXX ATTN MUTUAL FUND OPERATIONS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15219-2502	[ ]	RECORD
RELIANCE TRUST CO FBO COMERICA EB R/R PO BOX 570788 ATLANTA GA 30357-3114	[ ]	RECORD
Class I-2
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
97

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
AMERIPRISE FINANCIAL SERVICES LLC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	[ ]	RECORD
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS OF MSSB 1 NEW YORK PLAZA 12TH FLOOR NEW YORK NY 10004-1965	[ ]	RECORD
Aristotle Growth Equity Fund
Class A
US BANK NA CUST STEVEN ROCKOFF SEP IRA C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
US BANK NA CUST REGINA M ZARTMAN ROTH IRA C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
TOUR IMAGE INC CASH BALANCE PLAN SCOTT WILSON TTEE FBO SCOTT WILSON C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
US BANK NA CUST JACQUELIN ANN TOKHEIM SIMPLE IRA C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
Class I
98

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION GROWTH 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
Class I-2
ARISTOTLE INVESTMENT SERVICES LLC 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
Aristotle High Yield Bond Fund
Class A
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
Class C
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
99

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
US BANK NA CUST MARK KENNETH JOHNSON SIMPLE IRA C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
Class I
ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION GROWTH 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION CONSERVATIVE 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
Class I-2
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
Aristotle International Equity Fund
Class A
CHARLES SCHWAB & COMPANY INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
Class I
100

ARISTOTLE PORTFOLIO OPTIMIZATION GROWTH 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
Class I-2
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
MORGAN STANLEY SMITH BARNEY LLC FBO CUSTOMERS OF MSSB 1 NEW YORK PLAZA 12TH FL NEW YORK NY 10004-1965	[ ]	RECORD
JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038	[ ]	RECORD
UBS WM USA XXXXX OMNI ACCOUNT M/F ATTN DEPT MANAGER SPEC CDY AC EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	[ ]	RECORD
Aristotle Portfolio Optimization Aggressive Growth Fund
Class A
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
101

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
Class I-2
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
US BANK NA CUST JULIA K KAGIWADA BENE OF THE REYNOLD S KAGIWADA IRA C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
Aristotle Portfolio Optimization Conservative Fund
Class A
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
Class C
102

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
Class I-2
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
UBS WM USA XXXXX SPEC CUSTODY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
103

WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
Aristotle Portfolio Optimization Growth Fund
Class A
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	[ ]	RECORD
Class I-2
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
Aristotle Portfolio Optimization Moderate Fund
Class A
104

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	[ ]	RECORD
Class C
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
Class I-2
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
Aristotle Portfolio Optimization Moderate Conservative Fund
Class A
105

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	[ ]	RECORD
Class C
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
Class I-2
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
106

UBS WM USA XXXXX SPEC CUSTODY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
Aristotle Short Duration Income Fund
Class A
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	[ ]	RECORD
RBC CAPITAL MARKETS LLC INOVIO PHARMACEUTICALS INC 6769 MESA RIDGE ROAD SAN DIEGO CA 92121-2995	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
Class C
107

WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
Class I
EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
ARISTOTLE PORTFOLIO OPTIMIZATION CONSERVATIVE 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
Class I-2
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
108

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS OF MSSB 1 NEW YORK PLAZA 12TH FLOOR NEW YORK NY 10004-1965	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
Aristotle Small Cap Equity Fund
Class A
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
JKW 401K PLAN FBO JIAKUN WANG JIAKUN WANG TR C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
AZEVEDO INVESTMENT CORP 401K PLAN FBO RAYMOND G AZEVEDO SHERRY ANN AZEVEDO TR C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
Class C
109

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
US BANK NA CUST TERRY R KEELEN SIMPLE IRA C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
Class I
ARISTOTLE INVESTMENT SERVICES LLC 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
Class R6
TINA JONES TOD C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
JOSEPH EDWARD BELLANTONI AND LUCY ANN BELLANTONI JTWROS C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
PAUL ALEXANDER ROUKIS C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
Class I-2
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
SEI PRIVATE TRUST COMPANY C O PRINCIPAL FINANCIAL ID 636 ATTN MUTUAL FUND ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	[ ]	RECORD
VANGUARD FIDUCIARY TRUST COMPANY FBO INL EMPLOYEE INVESTMENT PLAN ATTN INVESTMENT SERVICES PO BOX 2600 VM L20 VALLEY FORGE PA 19482-2600	[ ]	RECORD
110

NORTHERN NEW ENGLAND BENEFIT TRUST 51 GOFFSTOWN RD STE 2 MANCHESTER NH 03102-2746	[ ]	RECORD
Aristotle Small/Mid Cap Equity Fund
Class A
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
Class C
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
UBS WM USA XXXXX SPEC CUSTODY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	[ ]	RECORD
Class I
111

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
GREUEL-SCHRAMM LIVING TRUST DEAN ANDREW SCHRAMM & WENDY GREUEL TR C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
Class I-2
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
Aristotle Strategic Income Fund
Class A
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
112

MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	[ ]	RECORD
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
Class C
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	[ ]	RECORD
Class I
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
113

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
ATTN MUTUAL FUND OPERATIONS MAC & CO A/C XXXX 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15219-2502	[ ]	RECORD
Class I-2
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	[ ]	RECORD
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	[ ]	RECORD
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM XXXX ATTN COURTNEY WALLER 880 CARILLON PKWY SAINT PETERSBURG FL 33716-1102	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
UBS WM USA XXXXX SPEC CUSTODY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	[ ]	RECORD
Aristotle Ultra Short Income Fund
Class A
US BANK NA CUST JACK J MAZZARA IRA C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
114

US BANK NA CUST ROBERT WALTER BARR SIMPLE IRA C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
US BANK NA CUST RICHARD SCOTT REID SIMPLE IRA C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
Class I
PACIFIC LIFE INSURANCE COMPANY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
Class I-2
PACIFIC LIFE INSURANCE COMPANY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	[ ]	RECORD
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	[ ]	RECORD
Aristotle Value Equity Fund
Class A
US BANK NA CUST RANDALL J TONKOVICH IRA ROLLOVER C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
ARISTOTLE INVESTMENT SERVICES LLC 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
Class I
EQUITABLE TRUST COMPANY 0 4400 HARDING PIKE STE 310 NASHVILLE TN 37205-2314	[ ]	RECORD
ARISTOTLE INVESTMENT SERVICES LLC 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
Class R6
ARISTOTLE INVESTMENT SERVICES LLC 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
Class I-2
115

MORGAN STANLEY SMITH BARNEY LLC FBO CUSTOMERS OF MSSB 1 NEW YORK PLAZA 12TH FL NEW YORK NY 10004-1965	[ ]	RECORD
SEI PRIVATE TRUST COMPANY C O ID XXX ATTN MUTUAL FUNDS ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	[ ]	RECORD
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
Aristotle/Saul Global Equity Fund
Class A
ARISTOTLE INVESTMENT SERVICES LLC 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
Class I
ARISTOTLE INVESTMENT SERVICES LLC 11100 SANTA MONICA BLVD STE 1700 LOS ANGELES CA 90025-3395	[ ]	RECORD
Class I-2
MERRILL LYNCH PIERCE FENNER & SMITH FOR SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	[ ]	RECORD
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	[ ]	RECORD
GLEICHER FAMILY TRUST HOWARD R GLEICHER TTEE U/A DTD 07/31/2007 C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
116

CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	[ ]	RECORD
DONN B CONNER TRUST DONN B CONNER TTEE U/A DTD 4/2/2013 C/O ARISTOTLE INVESTMENT SERVICES, LLC 11100 SANTA MONICA BLVD., SUITE 1700 LOS ANGELES, CA 900257	[ ]	BENEFICIAL
Voting Rights
Shareholders of each Fund are given certain voting rights as described in the Trust’s Declaration of Trust and By-Laws. Each share of each Fund will be given one vote.
Under the Declaration of Trust and applicable Delaware law, the Fund is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Fund will hold shareholders’ meetings unless required by law, although special meetings may be called for a specific Fund, or for the Fund as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a new or amended Advisory Agreement or sub-advisory agreement. In this regard, the Fund will be required to hold a shareholders’ meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, less than a majority of the Trustees have been elected by the shareholders of the Fund. In addition, the Declaration of Trust provides that holders of not less than two-thirds of the outstanding shares of the Fund may remove a person serving as Trustee at any meeting of shareholders. The Trust’s shares do not have cumulative voting rights. Consistent with applicable law, the Board may cause a Fund to dissolve or enter into reorganizations without the approval of shareholders.
Financial Statements
The Funds commenced operations on April 17, 2023, except for Aristotle Value Equity Fund and Aristotle/Saul Global Equity Fund, which commenced operations on October 23, 2023. The audited financial statements for the Funds’ fiscal year ended March 31, 2025 are incorporated into this SAI by reference to the Trust’s Form N-CSR, which was filed with the SEC on June [ ], 2025 (SEC Accession No. [ ]). The Form N-CSR is available, without charge, upon request by calling 844-ARISTTL (844-274-7885) or through the Funds’ website at www.aristotlefunds.com.
Independent Registered Public Accounting Firm
[ ] serves as the independent registered public accounting firm for the Trust (the “Auditor”) and provides audit services and review of certain documents to be filed with the SEC. The address of Auditor is [ ].
Counsel
[ ] passes upon certain legal matters in connection with the shares offered by the Trust and also acts as outside counsel to the Trust.
Code of Ethics
The Trust, the Adviser, the Distributor, and each sub-adviser have adopted codes of ethics designed to meet the requirements of Rule 17j-1 of the 1940 Act which have been approved by the Trust’s Board. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of the Adviser, the Distributor or sub-advisers who regularly have access to information about securities purchased for the Trust, to invest in securities for their own accounts. This could include securities that may be purchased by Funds of the Trust. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the Trust. The Trust’s Code of Ethics requires reporting to the Board on material compliance violations.
Proxy Voting Policies and Procedures
With respect to each Fund, except the Portfolio Optimization Funds, the Board has delegated proxy voting responsibilities with respect to each Fund to such Fund’s Manager, subject to the Board’s general oversight, with the direction that proxies should be voted consistent with the Fund’s best interests as determined by the Manager and applicable regulations. Each Manager has adopted its own Proxy Voting Policies and Procedures (“Policies”) for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund and the interests of the Manager and its affiliates. Due to the nature of the assets in which certain of the Funds invest (e.g., debt, currency, or derivatives), actions requiring proxy voting may not arise. In the event that proxy voting is required, the Manager’s Policies would apply.
The Policies set forth each Manager’s general position on various proposals. However, a Manager may, consistent with the Fund’s best interests, determine under some circumstances to vote contrary to those positions. The Policies on a particular issue may or may
117

not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Policies may reflect a voting position that differs from the actual practices of other investment companies or advisory clients for which a Manager or its affiliates serve as investment manager. Because each Manager will vote proxies consistent with its own Policies, it is possible that different Funds will vote differently on the same proposals or categories of proposals.
Set forth in Appendix B are the Policies for each Manager, as prepared and provided by each Manager, respectively. Generally, information regarding how each Fund has voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available after filing, without charge, (i) on the Trust’s website at https://www.aristotlefunds.com/resources/prospectuses-reports, and (ii) on the SEC’s website at http://www.sec.gov.
How shares will be voted by the Portfolio Optimization Funds. The Portfolio Optimization Funds, in their capacity as shareholders of Underlying Funds, may be requested to vote on matters pertaining to the Underlying Funds. If an Underlying Fund calls a shareholder meeting and solicits proxies, the Portfolio Optimization Funds will vote their shares in accordance with the following: (i) if there are shareholders of an Underlying Fund other than one or more of the Portfolio Optimization Funds, the Trust may vote any proxies of an Underlying Fund in the same proportion as the vote of all shareholders of the Underlying Fund other than the Portfolio Optimization Funds; (ii) if the only shareholders of an Underlying Fund are one or more of the Portfolio Optimization Funds, the Trust may seek voting instructions from the shareholders of the Portfolio Optimization Fund, in which case the Trust will vote proxies in the same proportion as the instructions timely received from shareholders of the Portfolio Optimization Funds; (iii) in the event the Portfolio Optimization Fund, and an Underlying Fund solicit a proxy for an identical proposal and the only shareholders of an Underlying Fund are Portfolio Optimization Funds, then the Portfolio Optimization Funds may vote its proxies of the Underlying Funds in the same proportions as the votes cast on the proposal by the shareholders of the Portfolio Optimization Funds; or (iv) the Trust may vote proxies in a manner as determined by the Board.
Registration Statement
This SAI and the Prospectuses do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith (and including specifically all applicable Codes of Ethics), are available on the SEC’s website at www.sec.gov.
Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.
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APPENDICES
Appendix A: Description of Fixed Income/Debt Instrument Ratings
Three of the most common nationally recognized statistical rating organizations (“Rating Agencies”) are Standard and Poor’s Rating Services (“Standard & Poor’s”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”) . Information regarding ratings from each of these Rating Agencies is listed below.
If the Rating Agencies assign different ratings to the same security, a Fund may use the highest rating for purposes of determining an instrument’s credit quality for investment grade, and may use the lowest rating for purposes of determining an instrument’s credit quality for non-investment grade.
Long-Term Ratings
Long-term debt instruments include notes, bond, loans and other debt instruments generally with maturities in excess of thirteen months as defined more specifically by each Rating Agency.
Investment Grade
Standard & Poor’s
(The ratings from ‘AA’ to ‘BBB’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories.)
AAA    An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA    An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A    An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB    An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Moody’s
(Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.)
Aaa        Obligations rated ‘Aaa’ are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa        Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.
A        Obligations rated ‘A’ are judged to be upper-medium grade and are subject to low credit risk.
Baa    Obligations rated ‘Baa’ are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Fitch
(The ratings from ‘AA’ to ‘BBB’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories.)
AAA    Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA    Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A    High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB    Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Non-Investment Grade
Standard & Poor’s
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
(The ratings from ‘BB’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories.)
BB    An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B    An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC    An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC    An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.
C    An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D    An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Moody’s
(Moody’s also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.)
Ba        Obligations rated ‘Ba’ are judged to be speculative and are subject to substantial credit risk.
B        Obligations rated ‘B’ are considered speculative and are subject to high credit risk.
Caa        Obligations rated ‘Caa’ are judged to be speculative of poor standing and are subject to very high credit risk.
Ca    Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C    Obligations rated ‘C’ are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Fitch
(The ratings from ‘BB’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories.)
BB    Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B    Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC    Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
CC        Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
C    Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Short-Term Ratings
Short-term instruments include those instruments such as commercial paper and other instruments with maturities of thirteen months or less as defined more specifically by each Rating Agency.
Standard & Poor’s
A-1    A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2    A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3    A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B    A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
C    A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D    A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Moody’s
P-1        Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2        Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3        Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP        Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch
F1    Highest credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2    Good credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3    Fair credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B    Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C        High short-term default risk. Default is a real possibility.
RD    Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D        Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B: PROXY VOTING POLICIES AND PROCEDURES FOR EACH OF THE FOLLOWING MANAGERS
Aristotle Investment Services, LLC
Proxy Voting Policies and Procedures

1.PROXY VOTING

The Investment Company Act of 1940 requires that funds that invest in voting securities disclose their proxy voting policies and procedures in their registration statement and file annually with the SEC and make available to their shareholders their actual proxy voting record. Aristotle Investment does not have authority to trade securities. In the event Aristotle Investment obtains such authority, Aristotle Investment will (i) adopt proxy policies reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, including addressing material conflicts of interest; (ii) disclose to shareholders information about its proxy policies; and (iii) maintain certain records relating to proxy voting. These requirements are designed to ensure greater transparency in the voting of proxies.

OPERATIONAL GUIDELINES
Aristotle Investment has delegated proxy voting responsibility to each Fund sub-adviser. Aristotle Investment Compliance is responsible for monitoring that each sub-adviser has appropriate policies and procedures for fulfilling proxy voting obligation with respect to their holdings and has fulfilled their obligation or disclosed to Aristotle Investment Compliance reasons why a proxy ballot was not acted upon. The Aristotle Funds Series Trust counsel with the support of the Fund Administrator is responsible for ensuring that appropriate disclosures are made in the Trust prospectus and statement of additional information.

Aristotle Atlantic Partners, LLC
Proxy Voting Policies and Procedures
Last Updated
October 3, 2023
Introduction
Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”), in compliance with the principles of Rule 204-2 of the Advisers Act, has adopted and implemented policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Aristotle Atlantic has actually voted their proxies. While decisions about how to vote must be determined on a case-by-case basis, Aristotle Atlantic’s general policies and procedures for voting proxies are set forth below.
Specific Proxy Voting Policies and Procedures
Aristotle Atlantic believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. Unless otherwise directed by the client, Aristotle Atlantic will vote proxies and will vote such proxies in the manner that, in its opinion, serves the best interests of the clients in accordance with this policy.
Aristotle Atlantic has contracted with Institutional Shareholder Services (“ISS”) to provide proxy voting support. Under the terms of its arrangement with ISS, Aristotle Atlantic directs each custodian to forward proxy ballots to ISS for processing. Aristotle Atlantic has access to the ballots through the ISS website and may provide ISS with instructions on how to vote the ballots or Aristotle Atlantic may vote the ballots through the website. ISS records the votes and provides proxy voting accounting and reporting. Case-by-case proxy voting decisions are generally made by the Portfolio Manager or his designee. All voting records are maintained by ISS, except that Aristotle Atlantic will maintain copies of any document created by Aristotle Atlantic that was material in making a determination of how to vote a “case-by-case” proxy or that memorializes the basis for that decision.
The following details Aristotle Atlantic’s philosophy and practice regarding the voting of proxies.
Voting Guidelines
Aristotle Atlantic has adopted guidelines for certain types of matters to assist the Portfolio Manager or designee in the review and voting of proxies on a case-by-case basis. These guidelines are set forth below:
1.Corporate Governance
a.Election of Directors and Similar Matters
In an uncontested election, Aristotle Atlantic will generally vote in favor of management’s proposed directors. In a contested election, Aristotle Atlantic will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company’s board of directors, Aristotle Atlantic will review any contested proposal on its merits.
Notwithstanding the foregoing, Aristotle Atlantic expects to support proposals to:
•Limit directors’ liability and broaden directors’ indemnification rights;
And expects to generally vote against proposals to:
•Adopt or continue the use of a classified Board structure; and
•Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).
b.    Audit Committee Approvals
Aristotle Atlantic generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances. Aristotle Atlantic will generally vote to ratify management’s recommendation and selection of auditors.
c.    Shareholder Rights
Aristotle Atlantic may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis.
Notwithstanding the foregoing, Aristotle Atlantic expects to generally support proposals to:
•Adopt confidential voting and independent tabulation of voting results; and
•Require shareholder approval of poison pills;
And expects to generally vote against proposals to:

•Adopt super-majority voting requirements; and
•Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.
2.Anti-Takeover Measures, Corporate Restructurings and Similar Matters
Aristotle Atlantic may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company’s stock.
Notwithstanding the foregoing, Aristotle Atlantic expects to generally support proposals to:
•Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);
•Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Portfolio Manager deems them sufficiently limited in scope; and
•Require shareholder approval of “poison pills.”
And expects to generally vote against proposals to:
•Adopt classified boards of directors;
•Reincorporate a company where the primary purpose appears to the Portfolio Manager to be the creation of takeover defenses; and
•Require a company to consider the non-financial effects of mergers or acquisitions.
3.Capital Structure Proposals
Aristotle Atlantic will seek to evaluate capital structure proposals on their own merits on a case- by-case basis.
Notwithstanding the foregoing, Aristotle Atlantic expects to generally support proposals to:
•Eliminate preemptive rights.
4.Compensation
Aristotle Atlantic generally supports proposals that encourage the disclosure of a company’s compensation policies. In addition, Aristotle Atlantic generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. Aristotle Atlantic may consider any contested proposal related to a company’s compensation policies on a case-by-case basis.
Notwithstanding the foregoing, Aristotle Atlantic expects to generally support proposals to:
•Require shareholders approval of golden parachutes; and
•Adopt golden parachutes that do not exceed 1 to 3 times the base compensation of the applicable executives.
And expects to generally vote against proposals to:
•Adopt measures that appear to the Portfolio Manager to arbitrarily limit executive or employee benefits.
5.Stock Option Plans and Share Issuances
Aristotle Atlantic evaluates proposed stock option plans and share issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, Aristotle Atlantic may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on the company. Aristotle Atlantic believes that stock option plans do not necessarily align the interest of executives and outside directors with those of shareholders. Aristotle Atlantic believes that well thought out cash compensation plans can achieve these objectives without diluting shareholders ownership. Aristotle Atlantic will review these proposals on a case-by-case basis to determine that shareholders interests are being represented. Aristotle Atlantic is certainly in favor of management, directors and employees owning stock, but prefer that the shares are purchased in the open market.
6.Corporate Responsibility and Social Issues
Aristotle Atlantic generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management. These types of proposals, often initiated by shareholders, may request that the company disclose or amend certain business practices.
Aristotle Atlantic will consider proposals involving corporate responsibility and social issues on a case-by-case basis.

7.Conflicts
In cases where Aristotle Atlantic is aware of a conflict between the interests of a client(s) and the interests of Aristotle Atlantic or an affiliated person of Aristotle Atlantic (e.g., a portfolio holding is a client or an affiliate of a client of Aristotle Atlantic), the Aristotle Atlantic will take the following steps:
a.vote matters that are specifically covered by this Proxy Voting Policy (e.g., matters where the Aristotle Atlantic’s vote is strictly in accordance with this Policy and not in its discretion) in accordance with this Policy; and
b.for other matters, contact the client for instructions with respect to how to vote the proxy.
8.Disclosure of Proxy Voting Policy
Upon receiving a written request from a client, Aristotle Atlantic will provide a copy of this policy within a reasonable amount of time. If approved by the client, this policy and any requested records may be provided electronically.
9.Recordkeeping
Aristotle Atlantic shall keep the following records for a period of at least five years, the first two in an easily accessible place:
i.A copy of this Policy;
ii.Proxy Statements received regarding client securities;
iii.Records of votes cast on behalf of clients;
iv.Any documents prepared by Aristotle Atlantic that were material to making a decision how to vote, or that memorialized the basis for the decision; and
v.Records of client requests for proxy voting information.
Aristotle Atlantic may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Aristotle Atlantic that are maintained with a third party such as a proxy voting service, provided that Aristotle Atlantic has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.
10.Proxy Voting for Accounts Subject to ERISA
Department of Labor (“DOL”) provided investment managers the following guidance about their ERISA responsibilities, when voting proxies:
Where the authority to manage plan assets has been delegated to an investment manager, only the investment manager has authority to vote proxies, except when the named fiduciary has reserved to itself or to another named fiduciary (as authorized by the plan document) the right to direct a plan trustee regarding the voting of proxies.2
DOL has also indicated that an adviser with a duty to vote proxies has an obligation to take reasonable steps under the circumstances to ensure that it receives the proxies. Appropriate steps include informing the plan sponsor and its trustees, bank custodian or broker-dealer custodian of the requirement that all proxies be forwarded to the adviser and making periodic reviews during the proxy season, including follow-up letters and phone calls if necessary. When voting proxies, an investment manager must consider proxies as a plan asset and act solely in accordance with the economic interest of the plan and its participants and beneficiaries.3
DOL has also indicated that the adviser must consider any costs involved when voting proxies for plan assets. Adviser should evaluate material facts that form the basis for any particular voting decision or other exercise of shareholder right. Aristotle Atlantic may decide, after a facts and circumstances analysis, to refrain from voting if it is determined that a plan client would incur unreasonable costs.
DOL has also indicated that the adviser must exercise prudence and diligence in the selection and monitoring of persons, if any, selected to advise or otherwise assist with exercises of shareholder rights. Aristotle Atlantic has contracted with ISS to provide proxy voting support and periodically reviews ISS guidelines as part of vendor oversight.
DOL has also indicated that the adviser must properly document votes and that the named fiduciary has a duty to monitor the proxy voting process of the adviser. Advisers should be prepared to issue proxy voting reports to clients. Records of “solicitation” activities by issuers (or others) should be maintained. Records should reflect a verification of each proxy to each share in each account. Records should be maintained in such a manner that it is easy to backtrack. Copies of each executed ballot should be maintained. Aristotle Atlantic has access to proxy voting records through ISS and can issue copies of proxy voting reports to clients upon request. Aristotle Atlantic maintains a log of solicitations it receives from issuers or others.
2 Interpretive Bulletin 94-2, July 28, 1994.
3 Department of Labor ERISA Rule 404a-1(e)(2)(ii).

Aristotle Capital Boston, LLC
Proxy Voting Policies and Procedures
Last Updated
October 3, 2023
Introduction
Aristotle Capital Boston, LLC (“Aristotle Boston”), in compliance with the principles of Rule 204-2 of the Advisers Act, has adopted and implemented policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Aristotle Boston has actually voted their proxies. While decisions about how to vote must be determined on a case-by-case basis, Aristotle Boston’s general policies and procedures for voting proxies are set forth below.
Specific Proxy Voting Policies and Procedures
Aristotle Boston believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. Unless otherwise directed by the client, Aristotle Boston will vote proxies and will vote such proxies in the manner that, in its opinion, serves the best interests of the clients in accordance with this policy. When voting proxies for non-model holdings, Aristotle Boston can vote in accordance with Institutional Shareholder Services (“ISS”) recommendation. (Non-model holdings refers to securities where the client has provided instruction to Aristotle Capital to restrict trading the securities.) Otherwise, the following policies and procedures are implemented.
Aristotle Boston has contracted with ISS to provide proxy voting support. Under the terms of its arrangement with ISS, Aristotle Boston directs each custodian to forward proxy ballots to ISS for processing. Aristotle Boston has access to the ballots through the ISS website and may provide ISS with instructions on how to vote the ballots or Aristotle Boston may vote the ballots through the website. ISS records the votes and provides proxy voting accounting and reporting. Case-by-case proxy voting decisions are generally made by Portfolio Managers or their designee. All voting records are maintained by ISS, except that Aristotle Boston will maintain copies of any document created by Aristotle Boston that was material in making a determination of how to vote a “case-by-case” proxy or that memorializes the basis for that decision.
The following details Aristotle Boston’s philosophy and practice regarding the voting of proxies.
Voting Guidelines
Aristotle Boston has adopted guidelines for certain types of matters to assist Portfolio Managers in the review and voting of proxies on a case-by-case basis. These guidelines are set forth below:
1.Corporate Governance
a.Election of Directors and Similar Matters
In an uncontested election, Aristotle Boston will generally vote in favor of management’s proposed directors. In a contested election, Aristotle Boston will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company’s board of directors, Aristotle Boston will review any contested proposal on its merits.
Notwithstanding the foregoing, Aristotle Boston expects to support proposals to:
•Limit directors’ liability and broaden directors’ indemnification rights;
And expects to generally vote against proposals to:
•Adopt or continue the use of a classified board structure; and
•Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).
•Elect or re-elect directors that may have a conflict of interest based on their existing activities (e.g., conflict with other boards the director serves on)
b.Audit Committee Approvals
Aristotle Boston generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances. Aristotle Boston will generally vote to ratify management’s recommendation and selection of auditors.
c.Shareholder Rights
Aristotle Boston may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis. Notwithstanding the foregoing, Aristotle Boston expects to generally support proposals to:
•Adopt confidential voting and independent tabulation of voting results; and

•Require shareholder approval of poison pills;
And expects to generally vote against proposals to:
•Adopt super-majority voting requirements; and
•Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.
•Support dual voting class structure whereby one class’ vote supercedes that of the broader share class.
2.Anti-Takeover Measures, Corporate Restructurings and Similar Matters
Aristotle Boston may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company’s stock.
Notwithstanding the foregoing, Aristotle Boston expects to generally support proposals to:
•Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);
•Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless Portfolio Managers deems them sufficiently limited in scope; and
•Require shareholder approval of “poison pills.”
And expects to generally vote against proposals to:
•Adopt classified boards of directors;
•Reincorporate a company where the primary purpose appears to Portfolio Managers to be the creation of takeover defenses; and
•Require a company to consider the non-financial effects of mergers or acquisitions.

3.Capital Structure Proposals
Aristotle Boston will seek to evaluate capital structure proposals on their own merits on a case- by-case basis.
Notwithstanding the foregoing, Aristotle Boston expects to generally support proposals to:
•Eliminate preemptive rights.
4.Compensation
Aristotle Boston generally supports proposals that encourage the disclosure of a company’s compensation policies. In addition, Aristotle Boston generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. Aristotle Boston may consider any contested proposal related to a company’s compensation policies on a case-by-case basis.
Notwithstanding the foregoing, Aristotle Boston expects to generally support proposals to:
•Require shareholders approval of golden parachutes; and
•Adopt golden parachutes that do not exceed 1 to 3 times the base compensation of the applicable executives.
And expects to generally vote against proposals to:
•Adopt measures that appear to Portfolio Managers to arbitrarily limit executive or employee benefits.
5.Stock Option Plans and Share Issuances
Aristotle Boston evaluates proposed stock option plans and share issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, Aristotle Boston may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on the company. Aristotle Boston believes that stock option plans do not necessarily align the interest of executives and outside directors with those of shareholders. Aristotle Boston believes that well thought out cash compensation plans can achieve these objectives without diluting shareholders ownership. Aristotle Boston will review these proposals on a case-by-case basis to determine that shareholders interests are being represented. Aristotle Boston is certainly in favor of management, directors and employees owning stock, but prefer that the shares are purchased in the open market.
6.Corporate Responsibility and Social Issues
Aristotle Boston generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management. These types of proposals, often initiated by shareholders, may request that the company disclose or amend certain business practices.
Aristotle Boston will consider proposals involving corporate responsibility and social issues on a case-by-case basis.
7.Conflicts
In cases where Aristotle Boston is aware of a conflict between the interests of a client(s) and the interests of Aristotle Boston or an affiliated person of Aristotle Boston (e.g., a portfolio holding is a client or an affiliate of a client of Aristotle Boston), the Aristotle Boston will take the following steps:
(a)vote matters that are specifically covered by this proxy voting policy (e.g., matters where Aristotle Boston’s vote is strictly in accordance with this policy and not in its discretion) in accordance with this policy; and
(b)for other matters, contact the client for instructions with respect to how to vote the proxy
8.Disclosure of Proxy Voting Policy
Upon receiving a written request from a client, Aristotle Boston will provide a copy of this policy within a reasonable amount of time. If approved by the client, this policy and any requested records may be provided electronically.
9.Recordkeeping
Aristotle Boston shall keep the following records for a period of at least five years, the first two in an easily accessible place:
(i)A copy of this policy;
(ii)Proxy statements received regarding client securities;
(iii)Records of votes cast on behalf of clients;
(iv)Any documents prepared by Aristotle Boston that were material to making a decision how to vote, or that memorialized the basis for the decision; and
(v)Records of client requests for proxy voting information.
Aristotle Boston may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Aristotle Boston that are maintained with a third party such as a proxy voting service, provided that Aristotle Boston has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.
10.Proxy Voting for Accounts Subject to ERISA
Department of Labor (“DOL”) provided investment managers the following guidance about their ERISA responsibilities, when voting proxies:
Where the authority to manage plan assets has been delegated to an investment manager, only the investment manager has authority to vote proxies, except when the named fiduciary has reserved to itself or to another named fiduciary (as authorized by the plan document) the right to direct a plan trustee regarding the voting of proxies4.
DOL has also indicated that an adviser with a duty to vote proxies has an obligation to take reasonable steps under the circumstances to ensure that it receives the proxies. Appropriate steps include informing the plan sponsor and its trustees, bank custodian or broker-dealer custodian of the requirement that all proxies be forwarded to the adviser and making periodic reviews during the proxy season, including follow-up letters and phone calls if necessary. When voting proxies, an investment manager must consider proxies as a plan asset and act solely in accordance with the economic interest of the plan and its participants and beneficiaries5.
DOL has also indicated that the adviser must consider any costs involved when voting proxies for plan assets. Adviser should evaluate material facts that form the basis for any particular voting decision or other exercise of shareholder
4 Interpretive Bulletin 94-2, July 28, 1994.
5 Department of Labor ERISA Rule 404a-1(e)(2)(ii).

right. Aristotle Boston may decide, after a facts and circumstances analysis, to refrain from voting if it is determined that a plan client would incur unreasonable costs.
DOL has also indicated that the adviser must exercise prudence and diligence in the selection and monitoring of persons, if any, selected to advise or otherwise assist with exercises of shareholder rights. Aristotle Boston has contracted with ISS to provide proxy voting support and periodically reviews ISS guidelines as part of vendor oversight.
DOL has also indicated that the adviser must properly document votes and that the named fiduciary has a duty to monitor the proxy voting process of the adviser. Advisers should be prepared to issue proxy voting reports to clients. Records of “solicitation” activities by issuers (or others) should be maintained. Records should reflect a verification of each proxy to each share in each account. Records should be maintained in such a manner that it is easy to backtrack. Copies of each executed ballot should be maintained. Aristotle Boston has access to proxy voting records through ISS and can issue copies of proxy voting reports to clients upon request. Aristotle Boston maintains a log of solicitations it receives from issuers or others.

Aristotle Capital Management, LLC
Proxy Voting Policies and Procedures
Last Updated
October 3, 2023
Introduction
Aristotle Capital Management, LLC (“Aristotle Capital”), in compliance with the principles of Rule 204-2 of the Advisers Act, has adopted and implemented policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Aristotle Capital has actually voted their proxies. While decisions about how to vote must be determined on a case-by-case basis, Aristotle Capital’s general policies and procedures for voting proxies are set forth below.
Proxy Voting Policies and Procedures
Aristotle Capital believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. Unless otherwise directed by the client, Aristotle Capital will vote proxies and will vote such proxies in the manner that, in its opinion, serves the best interests of the clients in accordance with this policy.
Aristotle Capital has contracted with Institutional Shareholder Services (“ISS”) to provide proxy voting support. Under the terms of its arrangement with ISS, Aristotle Capital directs each custodian to forward proxy ballots to ISS for processing. Aristotle Capital has access to the ballots through the ISS website and may provide ISS with instructions on how to vote the ballots or Aristotle Capital may vote the ballots through the website. ISS records the votes and provides proxy voting accounting and reporting. Case-by-case proxy voting decisions are generally made by the Chief Investment Officer (“CIO”) or his designee. All voting records are maintained by ISS, except that Aristotle Capital will maintain copies of any document created by Aristotle Capital that was material in making a determination of how to vote a “case-by-case” proxy or that memorializes the basis for that decision.
The following details Aristotle’s philosophy and practice regarding the voting of proxies.
Voting Guidelines
Aristotle Capital has adopted guidelines for certain types of matters to assist the CIO or designee in the review and voting of proxies on a case-by-case basis. These guidelines are set forth below:
1.Corporate Governance
a.Election of Directors and Similar Matters
In an uncontested election, Aristotle Capital will generally vote in favor of management’s proposed directors. In a contested election, Aristotle Capital will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company’s Board of Directors, Aristotle Capital will review any contested proposal on its merits.
Notwithstanding the foregoing, Aristotle Capital expects to support proposals to:
•Limit directors’ liability and broaden directors’ indemnification rights;
And expects to generally vote against proposals to:
•Adopt or continue the use of a classified Board structure; and
•Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).
b.Audit Committee Approvals
Aristotle Capital generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances. Aristotle Capital will generally vote to ratify management’s recommendation and selection of auditors.
c.Shareholder Rights
Aristotle Capital may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis.
Notwithstanding the foregoing, Aristotle Capital expects to generally support proposals to:
•Adopt confidential voting and independent tabulation of voting results; and
•Require shareholder approval of poison pills;
And expects to generally vote against proposals to:

•Adopt super-majority voting requirements; and
•Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.
2.Anti-Takeover Measures, Corporate Restructurings and Similar Matters
Aristotle Capital may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company’s stock.
Notwithstanding the foregoing, Aristotle Capital expects to generally support proposals to:
•Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);
•Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the CIO deems them sufficiently limited in scope; and
•Require shareholder approval of “poison pills.”
And expects to generally vote against proposals to:
•Adopt classified boards of directors;
•Reincorporate a company where the primary purpose appears to the CIO to be the creation of takeover defenses; and
•Require a company to consider the non-financial effects of mergers or acquisitions
3.Capital Structure Proposals
Aristotle Capital will seek to evaluate capital structure proposals on their own merits on a case- by-case basis.
Notwithstanding the foregoing, Aristotle Capital expects to generally support proposals to:
•Eliminate preemptive rights.
4.Compensation
a.General
Aristotle Capital generally supports proposals that encourage the disclosure of a company’s compensation policies. In addition, Aristotle Capital generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. Aristotle Capital may consider any contested proposal related to a company’s compensation policies on a case-by-case basis.
Notwithstanding the foregoing, Aristotle Capital expects to generally support proposals to:
•Require shareholders approval of golden parachutes; and
•Adopt golden parachutes that do not exceed 1 to 3 times the base compensation of the applicable executives.
And expects to generally vote against proposals to:
•Adopt measures that appear to the CIO to arbitrarily limit executive or employee benefits.
5.Stock Option Plans and Share Issuances
Aristotle Capital evaluates proposed stock option plans and share issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, Aristotle Capital may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on the company. Aristotle Capital believes that stock option plans do not necessarily align the interest of executives and outside directors with those of shareholders. Aristotle Capital believes that well thought out cash compensation plans can achieve these objectives without diluting shareholders ownership. Aristotle Capital will review these proposals on a case-by-case basis to determine that shareholders interests are being represented. Aristotle Capital certainly is in favor of management, directors and employees owning stock, but prefer that the shares are purchased in the open market.
6.Corporate Responsibility and Social Issues
Aristotle Capital generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management. These types of proposals, often initiated by shareholders, may request that the company disclose or amend certain business practices.
Aristotle Capital will consider proposals involving corporate responsibility and social issues on a case-by-case basis.
7.Conflicts
In cases where Aristotle Capital is aware of a conflict between the interests of a client(s) and the interests of Aristotle Capital or an affiliated person of Aristotle Capital (e.g., a portfolio holding is a client or an affiliate of a client of Aristotle Capital), the Aristotle Capital will take the following steps:
a.vote matters that are specifically covered by this Proxy Voting Policy (e.g., matters where the Aristotle Capital’s vote is strictly in accordance with this Policy and not in its discretion) in accordance with this Policy; and
b.for other matters, contact the client for instructions with respect to how to vote the proxy.
8.Disclosure of Proxy Voting Policy
Upon receiving a written request from a client, Aristotle Capital will provide a copy of this policy within a reasonable amount of time. If approved by the client, this policy and any requested records may be provided electronically.
9.Recordkeeping
Aristotle Capital shall keep the following records for a period of at least five years, the first two in an easily accessible place:
i.A copy of this Policy;
ii.Proxy Statements received regarding client securities;
iii.Records of votes cast on behalf of clients;
iv.Any documents prepared by Aristotle Capital that were material to making a decision how to vote, or that memorialized the basis for the decision; and
v.Records of client requests for proxy voting information.
Aristotle Capital may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Aristotle Capital that are maintained with a third party such as a proxy voting service, provided that Aristotle Capital has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.
10.Proxy Voting for Accounts Subject to ERISA
Department of Labor (“DOL”) provided investment managers the following guidance about their ERISA responsibilities, when voting proxies:
Where the authority to manage plan assets has been delegated to an investment manager, only the investment manager has authority to vote proxies, except when the named fiduciary has reserved to itself or to another named fiduciary (as authorized by the plan document) the right to direct a plan trustee regarding the voting of proxies6.
DOL has also indicated that an adviser with a duty to vote proxies has an obligation to take reasonable steps under the circumstances to ensure that it receives the proxies. Appropriate steps include informing the plan sponsor and its trustees, bank custodian or broker-dealer custodian of the requirement that all proxies be forwarded to the adviser and making periodic reviews during the proxy season, including follow-up letters and phone calls if necessary. When voting proxies, an investment manager must consider proxies as a plan asset and act solely in accordance with the economic interest of the plan and its participants and beneficiaries7.
DOL has also indicated that the adviser must consider any costs involved when voting proxies for plan assets. Adviser should evaluate material facts that form the basis for any particular voting decision or other exercise of shareholder right. Aristotle Capital may decide, after a facts and circumstances analysis, to refrain from voting if it is determined that a plan client would incur unreasonable costs.
DOL has also indicated that the adviser must exercise prudence and diligence in the selection and monitoring of persons, if any, selected to advise or otherwise assist with exercises of shareholder rights. Aristotle Capital has contracted with ISS to provide proxy voting support and periodically reviews ISS guidelines as part of vendor oversight.
DOL has also indicated that the adviser must properly document votes and that the named fiduciary has a duty to monitor the proxy voting process of the adviser. Advisers should be prepared to issue proxy voting reports to clients. Records of “solicitation” activities by issuers (or others) should be maintained. Records should reflect a verification of each proxy to each share in each account. Records should be maintained in such a manner that it is easy to backtrack. Copies of each
6 Interpretive Bulletin 94-2, July 28, 1994.
7 Department of Labor ERISA Rule 404a-1(e)(2)(ii).

executed ballot should be maintained. Aristotle Capital has access to proxy voting records through ISS and can issue copies of proxy voting reports to clients upon request. Aristotle Capital maintains a log of solicitations it receives from issuers or others.

Aristotle Pacific Capital, LLC
Proxy Voting Policies and Procedures
Last Updated
September 30, 2024

Summary
Investment advisers are required to implement policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, Aristotle Pacific Capital, LLC (“Aristotle Pacific”)’s proxy voting policies reflect the fiduciary standards and responsibilities for ERISA accounts set out in applicable Department of Labor guidance.

Aristotle Pacific’s authority to vote proxies for clients is established by the Investment Management Agreement (“IMA”) or comparable documents. Aristotle Pacific manages fixed income strategies; therefore the volume of proxies is relatively low.
Policy
Aristotle Pacific generally follows the voting guidelines included in this Policy; however, each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the IMA or comparable document, and all other relevant facts and circumstances at the time of the vote to ensure that proxies are voted in the best interest of clients.
Conflicts of Interest
Aristotle Pacific takes reasonable measures to identify the existence of any material conflicts of interest related to voting proxies. A potential conflict of interest may exist when Aristotle Pacific votes a proxy for an issuer with whom:
•Aristotle Pacific maintains a material business relationship
•Aristotle Pacific Senior Management or Portfolio Manager(s) maintain a personal relationship

Conflicts based on material business relationships or dealings with affiliates of Aristotle Pacific will only be considered to the extent that Aristotle Pacific has actual knowledge of such material business relationships. Aristotle Pacific employees are periodically, and no less than annually, reminded of their obligation to be aware of the potential for conflicts of interest with respect to voting proxies both as a result of business or personal relationships and to bring potential and actual conflicts of interest to the attention of the Aristotle Pacific CCO. Additionally, employees of Aristotle Pacific, including senior management and the portfolio managers, are required to disclose certain activities, relationships and personal interests that may create, or appear to create an actual or potential conflict of interest. Aristotle Pacific will not vote proxies relating to such issuers identified as being ii involved in a potential conflict of interest until it has been determined that the conflict of interest is not material or a method for resolving the conflict of interest has been agreed upon and implemented. When a material conflict of interest exists, Aristotle Pacific will choose among the following options to eliminate such conflict:
•Vote in accordance with the Voting Guidelines (outlined below), if the voting scenario is covered in the Voting Guidelines and involves little or no discretion;
•If possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict;
•If practical, notify affected clients of the conflict of interest and seek a waiver of the conflict for the proxy to be voted;
•If agreed upon in writing with the client, forward the proxies to the affected client or their designee and allow the client or their designee to vote the proxies.

The resolution of all potential and actual material conflicts of interest issues is documented in order to demonstrate that Aristotle Pacific acted in the best interest of its clients.

Abstaining from Proxy Voting
In certain circumstances, Aristotle Pacific may choose to abstain from voting a proxy. In instances when Aristotle Pacific deems abstention to be in the best interest of its client(s), Aristotle Pacific will formally indicate its abstention on the proxy to ensure the vote is properly recorded. Considerations that may cause Aristotle Pacific to abstain from voting include but are not limited to:
•When the cost of voting the proxy outweighs the benefits or is otherwise impractical;
•International constraints for timing and meeting deadlines;
•Restrictions on foreign securities including share blocking (restrictions on the sale of securities for a period of time in proximity to the shareholder meeting); and
•Any instance where the Firm feels there is insufficient information to determine the most reasonable course of action on behalf of a client; and
•When a client provides specific instruction to abstain from a vote as outlined in the Client Instruction section below.

Any proxies that Aristotle Pacific chooses not to vote will be documented along with the rationale prior to the date of the shareholder’s meeting for that particular proxy.

Client Instruction
Under certain circumstances a client may delegate proxy voting authority to Aristotle Pacific and provide specific voting instructions. The IMA must reflect the terms and conditions of the arrangement. As agreed to in the IMA, Aristotle Pacific will vote in accordance with the client’s specific instructions which may or may not align with this policy. Clients should be aware that providing specific instructions may result in voting that may be contrary to how Aristotle Pacific would have voted using the Voting Guidelines or their own analysis.

Differences in Proxy Vote Determinations
Aristotle Pacific may determine that specific circumstances require that proxies be voted differently among accounts due to the accounts’ Investments Guidelines or other distinguishing factors. Aristotle Pacific may from time to time reach contrasting but equally valid views on how best to maximize economic value in respect to a particular investment. This may result in situations in which a client is invested in portfolios with dissimilar proxy outcomes. In those situations, the other portfolios may be invested in strategies having distinctive investment objectives, investment styles or investment professionals. However, Aristotle Pacific generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. Any differences among proxies for other portfolios will be reviewed, approved and documented by senior management and the Aristotle Pacific CCO prior to the vote being cast.

Client Disclosure and Availability of Proxy Voting Policies and Procedures
Aristotle Pacific provides a copy of its proxy voting policy and procedures to clients upon request. Clients can obtain information on how proxies were voted for their account upon request. Compliance provides proxy filing information to the advisors of 40 Act Accounts as requested for the purpose of filing proxy information annually with the SEC.

Voting Guidelines
Proxy proposals generally fall into one of the following categories: Reports and approval of accounts; Financial operations; Board elections; Remuneration; Engagement; and other relevant issues (e.g., shareholder and business proposals) In all cases, Aristotle Pacific will vote the proxies in a manner that is consistent with the best interest of its clients as follows:

•Reports and approval of accounts (e.g., approval of financial statements, allocation of income, appointment of auditors, etc.): Aristotle Pacific generally votes with the recommendations of a company’s Board of Directors following our own review to include ensuring proposals are reflective of, among others, ethical, reasonable, equitable and financially sound corporate standards.

•Financial operations (e.g., mergers and acquisitions, corporate restructuring, etc.): Aristotle Pacific generally votes with the recommendations of a company’s Board of Directors following our own review to include ensuring proposals are reflective of, among others, ethical, reasonable, equitable and financially sound corporate standards.

•Board elections: Board nominations are evaluated on a case-by-case basis. Aristotle Pacific is supportive of NASDAQ’s Diversity requirements[1]. In the event any underlying issuer does not have at least two diverse[2] board members, we expect to vote against resolutions or proposals to re-elect or appoint a new, non-diverse board candidate[3]. Where an issuer has two or more diverse board members, Aristotle Pacific may vote in-line with the recommendations of a company’s Board of
•Directors following our own review to include ensuring proposals are reflective of, among others, ethical, reasonable, equitable and financially sound corporate standards.

•Remuneration and compensation practices: Votes related to remuneration and compensation are evaluated on a case-by-case basis. Aristotle Pacific expects to specifically review instances of increased compensation (including bonus compensation) when the CEO to median employee ratio is higher than 300 to 1[4] based on public remuneration disclosures by an issuer.

•Shareholder engagement related proxies: These proxies are evaluated on a case-by-case basis. Aristotle Pacific generally expects to vote against any resolution that would reduce or restrict shareholder rights or engagement activities without compensation deemed reasonable to justify such restriction.

•Shareholder proposals and other voting issues, including ESG-related issues not described above, are evaluated on case-by-case basis with consideration to our ESG policy. If a proposal relates to the disclosure of material[5] ESG-related information (e.g., disclosure related to climate risk), and does not create duplicate disclosure effort or an unreasonable cost burden to the company, we generally expect to vote in favor of such proposal.

Procedures
All proxies are sent to the appropriate Aristotle Pacific portfolio manager(s), ESG product specialist and analyst responsible for the security held in a client account for their review and recommendation. These individuals research the implications of proxy proposals and make voting recommendations specific for each account that holds the related security. Aristotle Pacific portfolio managers are ultimately responsible for voting any client proxy. Aristotle Pacific uses information gathered from research, company management, and outside shareholder groups to reach voting decisions. In determining how to vote proxy issues, Aristotle Pacific votes proxies in a manner intended to protect and enhance the economic value of the securities held in client accounts.

Aristotle Pacific utilizes ISS ProxyExchange (“ProxyExchange”) to assist with the administrative processes for proxy voting such as tracking and management of proxy records, vote execution, reporting, and auditing. ProxyExchange generates reports and provides information to assist in the review and monitoring of votes cast. The holdings in certain client accounts are electronically sent to the ProxyExchange system by the custodians to ensure that Aristotle Pacific is voting the most current share position for clients. Once Compliance receives email notification from ProxyExchange that there are proxies in the system to be voted, a ballot is created as a distributable unmarked ballot and sent via email to the appropriate parties for review. The portfolio managers respond with their voting decisions.

[1] https://listingcenter.nasdaq.com/assets/RuleBook/Nasdaq/filings/SR-NASDAQ-2020-081.pdf
[2] Defined per NASDAQ (see Footnote 1) as referring to any person who self-identifies as female, Black or African American, Hispanic or Latinx, Asian, Native American or Alaska Native, Middle Eastern / North African, Native Hawaiian or Pacific Islander, two or more races or ethnicities, or as LGBTQ+.
[3] Aristotle Pacific’s review is limited to publicly available data that is reasonably practicable to locate or otherwise identify, and/or readily available in ESG disclosures
[4] https://www.forbes.com/sites/niallmccarthy/2021/07/15/americas-most-staggering-ceo-to-worker-pay-ratios-infographic/?sh=59eb3a762c56
[5] As defined by SASB as ESG risks that create a financial or operational impairment to a company https://www.sasb.org/standards/materiality-map/

Compliance has the responsibility to vote the proxies according to the Portfolio Manager selections. Once voted, an email is sent via ProxyExchange to the client, client account custodian or third party as defined in the IMA confirming that proxies have been voted. An email is received from ProxyExchange confirming the vote was submitted.

Any proxies that Aristotle Pacific votes outside of these general Voting Guidelines will be documented along with the rationale prior to the date of the shareholder’s meeting for that particular proxy.

For those client accounts not on the ProxyExchange system, all custodian banks and trustees are notified of their responsibility to forward to Compliance all proxy materials. When Compliance is notified of an upcoming proxy for the accounts on ProxyExchange, the proxy material is verified to have been received for the accounts not on ProxyExchange as well. If an expected proxy is not received by the voting deadline, Compliance will direct the custodian or trustee to vote in accordance with Aristotle Pacific’s instructions. The final authority and responsibility for proxy voting remains with Aristotle Pacific.

Oversight Controls
Compliance reviews the proxy votes cast to make sure Aristotle Pacific is following the proxy voting policies and procedures. Compliance reviews, no less than annually, the adequacy of the proxy voting policies and procedures to make sure that they have been implemented effectively, including whether the policies continue to be reasonably designed to ensure that proxies are voted in the best interests of clients.

Pacific Life Fund Advisors LLC
Proxy Voting Policies and Procedures
Last Updated
June 26, 2024

Policy Summary:
PLFA must take reasonable care to ensure proxy voting rights are properly and timely exercised. PLFA retains proxy voting authority with respect to all voting securities purchased for its clients, including the funds it directly manages. This Proxy Voting Policy is designed to ensure that all proxies received are voted in the best interest of clients and in accordance with its duties and the requirements of all applicable regulations.

Legal Summary:
Rule 206(4)-6 under the Advisers Act requires an investment adviser that exercises voting authority over client proxies to adopt proxy voting policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, describes how the advisor addresses material conflicts of interest when voting, discloses to clients how they can obtain information on how securities were voted, and describes proxy voting policies and procedures to clients.

Policies and Procedures:
This Policy addresses proxy voting for voting securities held by Funds of Pacific Select Fund (“Funds”) that: (i) are directly managed by PLFA (the “Direct Funds”) or (ii) are operated by PLFA as fund-of-funds (the “Fund of Funds”). Because most of the Funds for which PLFA serves as investment adviser utilize sub-advisers that are contractually responsible for proxy voting, PLFA does not typically vote proxies on behalf of its Fund clients. However, as there is the possibility that a Direct Fund or a Fund of Funds could hold instruments with potential proxy voting (such as cash sweep vehicles1 and Exchange Traded Funds) and underlying funds in which the Fund of Funds invest are expected to solicit proxies from time to time, this Policy has been implemented to address those instances.

Process for Voting
Proxies are generally received by PLFA Compliance for holdings of the Direct Funds and Fund of Funds, either through electronic notifications using the custodian’s proxy management system or pursuant to a proxy ballot received (electronically or physically) from the issuer, the custodian or others. PLFA Compliance will review the proxy materials received and for each individual ballot item contained in a proxy determine whether to:
•vote in accordance with the Proxy Guidelines of this Policy;
•abstain from voting;
•seek the advice of others for their recommendation;
•forward the proxy to the CCO and/or General Counsel for review due to an identified conflict; or
•take such other actions as deemed necessary.

1 For Pacific Select Fund, PLFA utilizes overnight repurchase agreements (non-voting securities) for cash positions.

Proxy Guidelines

A. Direct Funds
In determining how to vote proxy issues for any Direct Fund, PLFA Compliance will review the following Proxy Guidelines in an attempt to vote proxies in a manner intended to protect and enhance the economic value of the securities held in the Direct Funds so that proxies are voted in the best interests of its clients.
Proxy proposals generally fall into one of the following three categories, as determined by PLFA Compliance: routine matters, Environmental, Social and Governance (“ESG”) matters, and business proposals.

•PLFA will generally vote in-line with the recommendations of management on routine, standard or non-controversial items unless otherwise warranted following a review of the issues involved. Routine matters are defined as those which do not change the structure, by-laws, or operations of the corporation.
•For ESG matters - PLFA will generally support the recommendations of management on ESG issues where acceptable efforts are made by the issuers and those efforts are not financially detrimental to clients. PLFA believes the burden of environmental, social and governance responsibilities rests with the issuer’s management and not PLFA. Examples of ESG matters that appear in proxy proposals could be issuer adopting a policy to reduce greenhouse gas emissions, on climate change or a policy on human rights.
•PLFA will generally vote in favor of business proposals as long as the client position or value is either preserved or enhanced, as determined by PLFA Compliance in consultation with the PLFA Investment Committee in connection with their assessment of particular facts and circumstances. Business proposals are resolutions that change the status of the corporation, its individual securities, or the ownership status of those securities. Examples include stock splits/increases, amending by-laws/articles of incorporation, and mergers.

B. Fund of Funds
In determining how to vote proxies for any Fund of Fund, PLFA will adhere to the Fund of Fund Guidelines listed in Exhibit A of the Funds’ Proxy Voting Policy, as in effect at that time. PLFA Compliance will apply those guidelines to proxy matters presented by underlying funds so that proxies are voted in accordance with those guidelines.
•For ESG fund of funds – If requested by an ESG Underlying Fund, the PLFA Investment Committee will consider environmental, social and governance issues on a case-by-case basis keeping in mind the best long-term interest of clients.

C. All Funds to which this Policy Applies

If PLFA Compliance determines that it is not clear how the Proxy Guidelines apply to a specific proxy vote, or believes it is in the best interest of clients to vote contrary to a guideline, the ballot will be escalated to the PLFA Investment Committee for review and final voting determination.

Potential Conflicts of Interest

The CCO and/or General Counsel review and address proxies brought to their attention that raise a potential conflict of interest, taking reasonable measures to determine the materiality of the conflict and to attempt to resolve the conflict in the best interest of clients.
A potential conflict of interest may exist when PLFA is presented with a proxy for an issuer with whom PLFA (or its affiliates) also maintains a material business relationship, or where the issuer (or its senior management) has a personal or business relationship with PLFA personnel. Conflicts based on business relationships or dealings with affiliates of PLFA will only be considered to the extent that PLFA has actual knowledge of such business relationships. PLFA employees are periodically reminded of their obligation to be aware of the potential for conflicts of interest with respect to voting proxies both as a result of their personal relationships or business relationships, and to report potential conflicts of interest to the attention of senior management of PLFA (who, in turn, will discuss with the CCO and/or General Counsel when applicable to proxy voting).

The CCO and/or General Counsel will determine whether an identified conflict of interest is considered to be material or non-material. A conflict of interest will generally be considered to be material to the extent that it is determined that such conflict is likely to influence, or appears to influence, PLFA’s decision-making in voting that proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A record of all determinations of materiality will be maintained.
Conflicts that have been identified as non-material conflicts will be voted in accordance with the Proxy Guidelines contained in this Policy. When a conflict is determined to be material, the following non-exclusive list of options will be considered to ensure that the proxy voting decision is based upon the best interest of clients and that the final voting decision is not a product of the material conflict:
(1)vote strictly in accordance with the Proxy Guidelines of this Policy, if doing so involves little or no discretion;
(2)if possible, erect information barriers around the impacted person or persons sufficient to insulate the voting determination from the conflict;
(3)seek a voting recommendation from an independent third party;
(4)abstain from voting; or
(5)resolve the conflict in such other manner as the CCO and/or General Counsel believes is appropriate.

Abstaining from Voting

In the majority of instances, PLFA will be able to vote proxies successful and timely. However, in certain circumstances PLFA may choose to not vote a ballot (or cast a vote of “Abstain”) where it is unable or unwilling to vote because of legal or operational difficulties, timing issues, or because PLFA believes the administrative burden and/or associated costs with voting exceed any anticipated benefits of voting. In making this determination, PLFA will consider various factors, including but not limited to:
•When the cost of voting the proxies outweighs the benefits or is otherwise impractical;
•When voting would give rise to a material conflict that cannot be timely resolved;
•When securities are on loan, to the extent that it is not feasible and practical to recall the securities for voting under the circumstances and where the expected benefit to voting such shares outweighs the detriment (including lost revenue) of recalling such shares;
•When proxy materials are not received with sufficient time and/or with enough information to make an informed voting decision;
•Where in-person attendance is required in order to vote;
•Where there are international constraints for timing and meeting voting deadlines, including translation costs or retaining local powers of attorney; or
•Where voting restrictions are imposed upon foreign securities, including those in “share-blocking” countries (share-blocking imposes a temporary suspension of the ability to trade a security, usually for a period of time in proximity to its shareholder meeting).

While all such proxies will attempt to be voted on a best efforts basis, any proxies that PLFA intentionally chooses to abstain from voting will be documented along with the rationale.

ARISTOTLE FUNDS SERIES TRUST

Part C: OTHER INFORMATION
Item 28. Exhibits

(a)(1)
Aristotle Funds Series Trust’s (the “Trust” or “Registrant”) Agreement and Declaration of Trust dated November 29, 2022 is incorporated by reference to Exhibit (a)(1) to Registrant’s Registration Statement filed on Form N-1A via EDGAR on January 13, 2023.

(b)(1)	Registrant’s By-Laws dated November 29, 2022 are incorporated by reference to Exhibit (b)(1) to Registrant’s Registration Statement filed on Form N-1A via EDGAR on January 13, 2023.
(c)	Certificates for Shares will not be issued. Articles II, VI, and VII of the Declaration of Trust and Articles I and V of the By-Laws define the rights of holders of the Shares.
(d)(1)(i)
Investment Advisory Agreement between the Registrant and Aristotle Investment Services, LLC (“AIS”) dated April 17, 2023 is incorporated by reference to Exhibit (d)(1)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(d)(1)(ii)
Amendment to Exhibit A to the Investment Advisory Agreement dated April 1, 2024 is incorporated by reference to Exhibit (d)(1)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 1, 2024.

(d)(1)(iii)
Restated Fee Waiver Agreement between AIS and the Registrant dated April 1, 2024 is incorporated by reference to Exhibit (d)(1)(iii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 1, 2024.

(d)(2)
Subadvisory Agreement between AIS and Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”) dated April 17, 2023 is incorporated by reference to Exhibit (d)(2) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(d)(3)
Subadvisory Agreement between AIS and Aristotle Capital Boston, LLC (“Aristotle Boston”) dated April 17, 2023 is incorporated by reference to Exhibit (d)(3) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(d)(4)
Subadvisory Agreement between AIS and Aristotle Capital Management, LLC (“Aristotle Capital”) dated April 17, 2023 is incorporated by reference to Exhibit (d)(4) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(d)(5)
Subadvisory Agreement between AIS and Aristotle Pacific Capital LLC (“Aristotle Pacific”) dated April 17, 2023 is incorporated by reference to Exhibit (d)(6) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(d)(6)
Subadvisory Agreement between AIS and Pacific Life Fund Advisors LLC (“PLFA”) dated April 10, 2023 is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on October 17, 2023.

(e)(1)(i)
Distribution Agreement between the Registrant and Foreside Financial Services, LLC, is incorporated by reference to Exhibit (e)(1)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(g)(1)(i)	Custodian Agreement is incorporated by reference to Exhibit (e)(1)(ii) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.
(g)(1)(ii)
Amendment to the Custodian Agreement dated October 23, 2023 is incorporated by reference to Exhibit (g)(1)(ii) to Post-Effective Amendment No. 12 No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2024

(h)(1)(i)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Exhibit (h)(1)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(h)(1)(ii)
Amendment to the Transfer Agent Servicing Agreement dated October 23, 2023 is incorporated by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 12 No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2024.

(h)(2)(i)
Supervision and Administration Agreement between the Registrant and AIS dated April 17, 2023 is incorporated by reference to Exhibit (h)(2)(i) to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on October 17, 2023.

(h)(2)(ii)
Amendment to Schedule A to the Supervision and Administration Agreement dated April 1, 2024 is incorporated by reference to Exhibit (h)(2)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 1, 2024.

(h)(3)(i)
Fund Sub-Administration Servicing Agreement between Aristotle Investment Services, LLC and U.S. Bancorp Fund Services, LLC is incorporated by reference to Exhibit (h)(3)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(h)(3)(ii)
Amendment to the Sub-Administration Servicing Agreement dated October 23, 2023 is incorporated by reference to Exhibit (h)(3)(ii) to Post-Effective Amendment No. 12 No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2024.

(h)(4)(i)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Exhibit (h)(4)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(h)(4)(ii)
Amendment to the Fund Accounting Servicing Agreement dated October 23, 2023 is incorporated by reference to Exhibit (h)(4)(ii) to Post-Effective Amendment No. 12 No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 29, 2024.

(h)(5)
Form of Indemnification Agreement between the Registrant and each Trustee of the Trust is incorporated by reference to Exhibit (h)(5) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(h)(6)
Fund of Funds Investment Agreement between the Registrant and Vanguard Funds dated February 15, 2023 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on October 17, 2023.

(h)(7)
Fund of Funds Investment Agreement between the Registrant and Pacific Life Funds dated April 10, 2023 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on October 17, 2023.

(h)(8)	Credit Agreement is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 28, 2023.
(h)(9)	Loan Agreement is incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed on Form N-1A via EDGAR on July 28, 2023.
(h)(10)
Fund of Funds Investment Agreement between the Registrant and Blackrock dated October 9, 2023 is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 13 to Registrant's Statement filed on Form N-1A via EDGAR on April 9, 2025.

(i)(i)	Opinion and Consent of Counsel is incorporated by reference to Exhibit (i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.
(i)(ii)
Opinion and Consent of Counsel with respect to Class R6 Shares of Aristotle Value Equity Fund is incorporated by reference to Exhibit (i)(ii) to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed on Form N-1A via EDGAR on January 29, 2024.

(j)(1)	Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment
(j)(2)	Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment
(l)(1)	Purchase Agreement – Not applicable.
(m)(1)
Class A and Class C Distribution and Service Plan is incorporated by reference to Exhibit (m)(1) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(n)
Amended and Restated Multi-Class Plan for the Registrant is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 2 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on June 29, 2023.

(p)(1)
Code of Ethics for Aristotle Investment Services is incorporated by reference to Exhibit (p)(1) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(p)(2)
Code of Ethics for Aristotle Atlantic is incorporated by reference to Exhibit (p)(2) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(p)(3)
Code of Ethics for Aristotle Boston is incorporated by reference to Exhibit (p)(3) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(p)(4)
Code of Ethics for Aristotle Capital is incorporated by reference to Exhibit (p)(4) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(p)(5)
Code of Ethics for Aristotle Credit is incorporated by reference to Exhibit (p)(5) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(p)(6)
Code of Ethics for Aristotle Pacific and PLFA is incorporated by reference to Exhibit (p)(6) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(99)	Powers of Attorney are incorporated by reference to Exhibit (99) to Registrant’s Registration Statement filed on Form N-1A via EDGAR on January 13, 2023.
Item 29. Persons Controlled by or Under Common Control with the Fund
None.
Item 30. Indemnification
Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust and to the Registrant’s By-Laws.
Title 12, Chapter 38, Section 3817 of the Delaware Code and Article VIII of the Registrant’s Agreement and Declaration of Trust as filed as Exhibit (a)(1) to the Registrant’s registration statement provides for indemnification of the Registrant’s trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party filed as an exhibit to the Registrant’s registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent authorized by applicable law.
Insofar as indemnification by the Registrant for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser
Any other business, profession, vocation, or employment of a substantial nature in which the investment adviser (which includes each sub-adviser) and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is described in Schedule A (as updated by Schedule C to the extent it relates to Schedule A) of each investment adviser’s Form ADV as currently on file with the SEC, and the text of such Schedule(s) is hereby incorporated by reference.

INVESTMENT ADVISER	PRINCIPAL BUSINESS ADDRESS	SEC FILE NO.
Aristotle Investment Services, LLC	11100 Santa Monica Boulevard, Suite 1700 Los Angeles, CA 90025	801-127110
Aristotle Atlantic Partners, LLC	50 Central Avenue, Suite 750 Sarasota, FL 34236	801-108579
Aristotle Capital Boston, LLC	One Federal St., 36th Floor Boston, MA 02110	801-80368
Aristotle Capital Management, LLC	11100 Santa Monica Boulevard, Suite 1700 Los Angeles, CA 90025	801-60014
Aristotle Pacific Capital LLC	840 Newport Center Drive, Suite 700 Newport Beach, CA 92660	801-117402
Pacific Life Fund Advisors LLC	700 Newport Center Drive Newport Beach, CA 92660	801-15057
Item 32.    Foreside Financial Services, LLC
(a)    Foreside Financial Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1. 13D Activist Fund, Series of Northern Lights Fund Trust
2. 2nd Vote Funds
3.AAMA Equity Fund, Series of Asset Management Fund
4.AAMA Income Fund, Series of Asset Management Fund
5.Advisers Investment Trust
6.AG Twin Brook Capital Income Fund
7.AltShares Trust
8.American Beacon AHL Trend ETF, Series of American Beacon Select Funds
9.American Beacon GLG Natural Resources ETF, American Beacon Select Funds
10.Aristotle Funds Series Trust
11.Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
12.Bow River Capital Evergreen Fund
13.Connetic Venture Capital Access Fund
14.Constitution Capital Access Fund, LLC
15.Datum One Series Trust
16.Diamond Hill Funds
17.Diamond Hill Securitized Credit Fund
18.Driehaus Mutual Funds
19.FMI Funds, Inc.
20.Impax Funds Series Trust I (f/k/a Pax World Funds Series Trust I)
21.Impax Funds Series Trust III (f/k/a Pax World Funds Series Trust III)
22.Inspire 100 ETF, Series of Northern Lights Fund Trust IV
23.Inspire 500 ETF, Series of Northern Lights Fund Trust IV
24.Inspire Corporate Bond ETF, Series of Northern Lights Fund Trust IV
25.Inspire Fidelis Multi Factor ETF, Series of Northern Lights Fund Trust IV
26.Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
27.Inspire International ETF, Series of Northern Lights Fund Trust IV
28.Inspire Momentum ETF, Series of Northern Lights Fund Trust IV
29.Inspire Small/Mid Cap ETF, Series of Northern Lights Fund Trust IV
30.Inspire Tactical Balanced ETF, Series of the Northern Lights Fund Trust IV
31.LifeX 2035 Term Income ETF, Series of Stone Ridge Trust
32.LifeX 2040 Term Income ETF, Series of Stone Ridge Trust
33.LifeX 2045 Term Income ETF, Series of Stone Ridge Trust
34.LifeX 2048 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust

35.LifeX 2048 Longevity Income ETF, Series of Stone Ridge Trust
36.LifeX 2049 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
37.LifeX 2049 Longevity Income ETF, Series of Stone Ridge Trust
38.LifeX 2050 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
39.LifeX 2050 Longevity Income ETF, Series of Stone Ridge Trust
40.LifeX 2051 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
41.LifeX 2051 Longevity Income ETF, Series of Stone Ridge Trust
42.LifeX 2052 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
43.LifeX 2052 Longevity Income ETF, Series of Stone Ridge Trust
44.LifeX 2053 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
45.LifeX 2053 Longevity Income ETF, Series of Stone Ridge Trust
46.LifeX 2054 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
47.LifeX 2054 Longevity Income ETF, Series of Stone Ridge Trust
48.LifeX 2055 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
49.LifeX 2055 Longevity Income ETF, Series of Stone Ridge Trust
50.LifeX 2056 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
51.LifeX 2056 Longevity Income ETF, Series of Stone Ridge Trust
52.LifeX 2057 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
53.LifeX 2057 Longevity Income ETF, Series of Stone Ridge Trust
54.LifeX 2058 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
55.LifeX 2058 Longevity Income ETF, Series of Stone Ridge Trust
56.LifeX 2059 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
57.LifeX 2059 Longevity Income ETF, Series of Stone Ridge Trust
58.LifeX 2060 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
59.LifeX 2060 Longevity Income ETF, Series of Stone Ridge Trust
60.LifeX 2061 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
61.LifeX 2061 Longevity Income ETF, Series of Stone Ridge Trust
62.LifeX 2062 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
63.LifeX 2062 Longevity Income ETF, Series of Stone Ridge Trust
64.LifeX 2063 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
65.LifeX 2063 Longevity Income ETF, Series of Stone Ridge Trust
66.LifeX 2064 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
67.LifeX 2064 Longevity Income ETF, Series of Stone Ridge Trust
68.LifeX 2065 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
69.LifeX 2065 Longevity Income ETF, Series of Stone Ridge Trust
70.Macquarie Energy Transition ETF, Series of Macquarie ETF Trust
71.Macquarie Focused Emerging Markets Equity ETF, Series of Macquarie ETF Trust
72.Macquarie Focused Large Growth ETF, Series of Macquarie ETF Trust
73.Macquarie Global Listed Infrastructure ETF, Series of Macquarie ETF Trust
74.Macquarie National High-Yield Municipal Bond ETF, Series of Macquarie ETF Trust
75.Macquarie Tax-Free USA Short Term ETF, Series of Macquarie ETF Trust
76.Meketa Infrastructure Fund
77.Nomura Alternative Income Fund
78.Praxis Mutual Funds
79.Primark Meketa Private Equity Investments Fund
80.SA Funds – Investment Trust
81.Sequoia Fund, Inc.
82.Simplify Exchange Traded Funds
83.Siren ETF Trust
84.Stone Ridge Alternative Lending Risk Premium Fund, Series of Stone Ridge Trust V
85.Stone Ridge Art Risk Premium Fund, Series of Stone Ridge Trust VIII
86.Stone Ridge Post-Event Reinsurance Fund, Series of Stone Ridge Trust IV
87.Stone Ridge Reinsurance Risk Premium Interval Fund, Series of Stone Ridge Trust II
88.Tactical Dividend and Momentum Fund, Series of Two Roads Shared Trust
89.TCW ETF Trust
90.Zacks Trustt
91.

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer A. Brunner	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None
(c)    Not applicable.

Item 33. Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be generally maintained by AIS at 11100 Santa Monica Blvd., Suite 1700, Los Angeles, CA 90025. Other documents, as applicable, may be primarily maintained at the individual offices of each sub-adviser at their principal business address as listed above in Item 31.

Item 34. Management Services
Not applicable.

Item 35. Undertakings
Not applicable.

NOTICE

Notice is hereby given that this instrument is executed on behalf of the Trust by an officer or Trustee of the Trust in his or her capacity as an officer or Trustee of the Trust and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or officers of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on May 30, 2025.

ARISTOTLE FUNDS SERIES TRUST

By:	/s/ Richard Schweitzer
Richard Schweitzer
President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Richard Schweitzer	President and Trustee	May 30, 2025
Richard Schweitzer	(Principal Executive Officer)

/s/ Joshua B. Schwab	Treasurer and Vice President	May 30, 2025
Joshua B. Schwab	(Principal Financial Officer)

*	Trustee	May 30, 2025
Joseph Chi

*	Trustee	May 30, 2025
Wendy Greuel

*	Trustee	May 30, 2025
Warren A. Henderson

*	Trustee	May 30, 2025
Dennis R. Sugino

*By: /s/ Richard Schweitzer
Richard Schweitzer
Attorney-in-Fact